UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2012

This report on Form N-CSR relates solely to the Registrant's Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	0.22%	5.20%	4.39%
Class T (incl. 4.00% sales charge) B	0.24%	5.22%	4.40%
Class B (incl. contingent deferred sales charge) C	-1.36%	4.98%	4.38%
Class C (incl. contingent deferred sales charge) D	2.53%	5.27%	4.35%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: For the 12 months ending August 31, 2012, the fund's Class A, Class T, Class B and Class C shares returned 4.39%, 4.41%, 3.64% and 3.53%, respectively (excluding sales charges). Meanwhile, the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.52%. As we discuss fund performance, our comments reflect its holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. Relative to the benchmark, fund performance was bolstered by our tactical trading in long-maturity Treasury Inflation-Protected Securities, which were not in the index. Elsewhere, our decision to overweight the mortgage sector, including increasing our stake in it as the period progressed, and our picks within the segment proved beneficial. Specifically, our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment - including floating-rate securities, Freddie Mac K Certificates and securities issued by Fannie Mae with loan-to-value ratios of 125% or higher - worked in our favor. In contrast, our decision to underweight agency debenture securities detracted, as the sector outpaced comparable-duration Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,025.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class T	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.90	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.80	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Government Income	.45%
Actual		$ 1,000.00	$ 1,026.30	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,026.90	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.8	1.2
0.01 - 0.99%	24.7	26.5
1 - 1.99%	8.6	16.2
2 - 2.99%	5.8	6.8
3 - 3.99%	10.4	7.2
4 - 4.99%	22.3	19.6
5 - 5.99%	15.7	15.8
6 - 6.99%	5.5	4.5
7% and over	0.2	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.1	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.4	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 31.9%		Mortgage Securities 26.5%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 12.3%
	U.S. Treasury Obligations 39.9%		U.S. Treasury Obligations 49.8%
	U.S. Government Agency Obligations† 6.5%		U.S. Government Agency Obligations† 10.7%
	Foreign Government & Government Agency Obligations 1.7%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities)*** (0.7)%
* Futures and Swaps	4.2%	** Futures and Swaps	1.7%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.
***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 46.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
0.5% 5/27/15	$ 7,577	$ 7,603
0.5% 7/2/15 (b)	70,902	71,141
0.75% 12/18/13	7,805	7,860
4.75% 11/19/12	2,000	2,019
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,267
1% 6/21/17	14,860	15,090
Freddie Mac 1% 9/29/17	50,629	51,146
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,974
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,336	3,673
Series 2002-20K Class 1, 5.08% 11/1/22	6,432	7,131
Series 2003-P10B, Class 1, 5.136% 8/10/13	1,398	1,442
Series 2004-20H Class 1, 5.17% 8/1/24	1,872	2,104
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,966
5.375% 4/1/56	8,429	11,897
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		233,313
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	17,765	19,516
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	19,215	19,518
3% 5/15/42	152,666	163,400
3.125% 2/15/42	13,469	14,780
4.375% 2/15/38	14,154	19,134
4.375% 5/15/41	19,878	27,093
5% 5/15/37 (d)	25,846	37,969
5.25% 11/15/28	23,775	33,861
5.25% 2/15/29	7,890	11,263
5.375% 2/15/31	12,837	18,937
6.125% 11/15/27	62,365	95,331
6.125% 8/15/29	2,877	4,494
9.875% 11/15/15	10,285	13,402
U.S. Treasury Notes:
0.125% 7/31/14	37,876	37,802
0.25% 4/30/14	55,951	55,973
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 5/31/14	$ 193,336	$ 193,425
0.25% 6/30/14	53,197	53,220
0.25% 9/15/14	28,401	28,410
0.25% 12/15/14	30,000	30,007
0.25% 1/15/15	100,018	100,041
0.25% 7/15/15	67,923	67,854
0.25% 8/15/15	130,000	129,838
0.375% 11/15/14	30,000	30,089
0.375% 3/15/15	8,495	8,519
0.5% 8/15/14	3,265	3,282
0.5% 10/15/14	90,000	90,492
0.5% 7/31/17	15,158	15,098
0.625% 7/15/14	46,384	46,721
0.625% 8/31/17	35,000	35,055
0.75% 6/30/17	58,736	59,232
0.875% 11/30/16	29,402	29,900
0.875% 7/31/19	69,241	68,727
1% 10/31/16	47,700	48,758
1.375% 11/30/15	470	486
1.75% 7/31/15	28,800	30,010
1.75% 5/15/22	22,766	23,243
1.875% 8/31/17	47,000	49,938
1.875% 9/30/17	87,400	92,849
2% 2/15/22	6,623	6,931
2.125% 11/30/14	21,500	22,400
2.125% 5/31/15	4,176	4,386
2.375% 8/31/14	20,000	20,848
2.375% 9/30/14	13,017	13,596
2.375% 10/31/14	77,497	81,039
2.375% 6/30/18	26,608	29,044
2.5% 6/30/17	10,000	10,913
2.625% 7/31/14	16,179	16,915
2.75% 11/30/16	18,530	20,296
3.125% 1/31/17	60,773	67,700
4% 2/15/15	12,619	13,768
4.25% 8/15/15	13,117	14,631
4.5% 5/15/17	24,685	29,196
4.75% 8/15/17	12,983	15,611
TOTAL U.S. TREASURY OBLIGATIONS		2,155,425
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5988% 12/7/20 (NCUA Guaranteed) (e)	$ 10,134	$ 10,170
Series 2011-R4 Class 1A, 0.6258% 3/6/20 (NCUA Guaranteed) (e)	8,974	8,977
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (NCUA Guaranteed)	92,180	101,585
TOTAL OTHER GOVERNMENT RELATED		120,732
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,436,311)		2,528,986
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 6.4%
2.223% 11/1/33 (e)	811	863
2.225% 10/1/33 (e)	276	291
2.234% 3/1/35 (e)	245	258
2.26% 2/1/33 (e)	306	322
2.262% 12/1/34 (e)	283	299
2.304% 10/1/33 (e)	136	143
2.315% 7/1/35 (e)	132	140
2.332% 3/1/35 (e)	160	171
2.384% 2/1/36 (e)	673	722
2.422% 10/1/33 (e)	229	246
2.425% 3/1/35 (e)	40	41
2.458% 7/1/34 (e)	156	166
2.558% 6/1/36 (e)	222	238
2.692% 11/1/36 (e)	187	201
2.703% 7/1/35 (e)	486	522
2.869% 5/1/36 (e)	403	433
3.474% 3/1/40 (e)	6,954	7,304
3.5% 9/1/42 (c)	124,000	131,479
3.5% 9/1/42 (c)	124,000	131,479
4% 1/1/41 to 8/1/42	43,860	47,837
4.5% 3/1/41	5,058	5,615
5% 9/1/22 to 12/1/25	14,851	16,176
5.71% 3/1/36 (e)	1,882	2,005
5.984% 3/1/37 (e)	446	479
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 2/1/17 to 5/1/27	$ 1,262	$ 1,411
7% 7/1/13	0*	0*
9% 5/1/14	67	69
9.5% 10/1/20	40	46
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	97	103
		349,060
Freddie Mac - 1.3%
2.195% 3/1/35 (e)	796	834
2.357% 5/1/37 (e)	487	520
2.492% 4/1/35 (e)	287	308
2.512% 2/1/36 (e)	77	82
2.673% 7/1/35 (e)	1,801	1,936
2.865% 6/1/35 (e)	764	821
3.024% 7/1/36 (e)	739	789
3.135% 3/1/33 (e)	42	44
3.454% 10/1/35 (e)	314	338
4% 3/1/42 to 5/1/42	42,726	46,650
4.5% 5/1/39 to 10/1/41	8,296	9,073
5.5% 12/1/27 to 7/1/35	7,767	8,552
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	76	85
9.75% 8/1/14	55	59
11% 5/1/14	6	6
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		70,098
Ginnie Mae - 6.3%
4.5% 3/15/25 to 6/15/25	15,383	16,807
4.515% 3/20/62 (i)	19,829	22,362
4.55% 5/20/62 (i)	39,257	44,368
4.556% 12/20/61 (i)	21,058	23,699
4.604% 3/20/62 (i)	11,621	13,147
4.626% 3/20/62 (i)	8,443	9,547
4.65% 3/20/62 (i)	7,363	8,339
4.684% 1/20/62 (i)	25,772	29,128
4.804% 3/20/61 (i)	13,793	15,480
4.834% 3/20/61 (i)	24,550	27,570
5.492% 4/20/60 (i)	23,780	27,166
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.612% 4/20/58 (i)	$ 10,724	$ 11,396
6.5% 8/20/38 to 9/20/38	82,747	93,923
		342,932
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $751,552)		762,090
Collateralized Mortgage Obligations - 12.4%

U.S. Government Agency - 12.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.2155% 8/25/31 (e)	275	280
Series 2002-49 Class FB, 0.837% 11/18/31 (e)	306	308
Series 2002-60 Class FV, 1.2355% 4/25/32 (e)	130	132
Series 2002-75 Class FA, 1.2355% 11/25/32 (e)	266	271
Series 2010-15 Class FJ, 1.1655% 6/25/36 (e)	22,556	22,916
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	405	414
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,104
Series 2005-19 Class PA, 5.5% 7/25/34	6,786	7,503
Series 2005-64 Class PX, 5.5% 6/25/35	6,634	7,432
Series 2006-45 Class OP, 6/25/36 (h)	3,273	3,074
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,845
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,805
Series 2012-94 Class E, 3% 6/25/22	14,466	15,269
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,716	11,020
Series 2005-117, Class JN, 4.5% 1/25/36	645	732
Series 2005-14 Class ZB, 5% 3/25/35	3,446	3,884
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,465
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,790
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,888
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,526
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,119
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,663
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,220
Series 2009-82 Class FD, 1.0855% 10/25/39 (e)	10,106	10,289
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,256	189
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	3,751	298
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	10,476	1,468
Series 2010-39 Class FG, 1.1555% 3/25/36 (e)	12,489	12,741
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 7,580	$ 671
Freddie Mac:
floater:
Series 2530 Class FE, 0.8395% 2/15/32 (e)	185	187
Series 2630 Class FL, 0.7395% 6/15/18 (e)	277	279
Series 2682 Class FB, 1.1395% 10/15/33 (e)	12,936	13,150
Series 2711 Class FC, 1.1395% 2/15/33 (e)	7,944	8,069
Series 3008 Class SM, 0% 7/15/35 (e)	59	58
Series 3419 Class FD, 1.0095% 2/15/38 (e)	10,142	10,309
planned amortization class:
Series 1141 Class G, 9% 9/15/21	152	176
Series 2115 Class PE, 6% 1/15/14	78	80
Series 2356 Class GD, 6% 9/15/16	130	138
Series 2376 Class JE, 5.5% 11/15/16	861	920
Series 2381 Class OG, 5.5% 11/15/16	530	562
Series 2640 Class GE, 4.5% 7/15/18	6,372	6,711
Series 2672 Class MG, 5% 9/15/23	7,120	8,263
Series 2682 Class LD, 4.5% 10/15/33	777	885
Series 2810 Class PD, 6% 6/15/33	401	417
Series 3415 Class PC, 5% 12/15/37	2,229	2,430
Series 3763 Class QA, 4% 4/15/34	5,393	5,829
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	15	15
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,657
Series 2773 Class HC, 4.5% 4/15/19	704	779
Series 2877 Class ZD, 5% 10/15/34	12,609	14,170
Series 2987 Class HE, 4.5% 6/15/20	10,894	11,588
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,462
Series 3277 Class B, 4% 2/15/22	5,900	6,464
Series 3578, Class B, 4.5% 9/15/24	7,927	8,680
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	4,041	4,150
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.717% 1/20/38 (e)	942	949
Series 2007-59 Class FC, 0.737% 7/20/37 (e)	3,495	3,524
Series 2008-57 Class BF, 1.067% 7/20/38 (e)	12,296	12,534
Series 2008-73:
Class FA, 1.097% 8/20/38 (e)	6,066	6,175
Class FK, 0.997% 8/20/38 (e)	13,272	13,479
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-83 Class FB, 1.137% 9/20/38 (e)	$ 6,103	$ 6,212
Series 2009-116 Class KF, 0.7685% 12/16/39 (e)	4,284	4,317
Series 2010-14 Class QF, 0.6885% 2/16/40 (e)	20,369	20,572
Series 2010-53 Class FC, 1.057% 4/20/40 (e)	10,349	10,493
Series 2011-75:
Class FG, 0.637% 5/20/41 (e)	10,913	10,973
Class FM, 0.637% 5/20/41 (e)	11,883	11,949
Series 2011-H21 Class FA, 0.8448% 10/20/61 (e)(i)	10,189	10,219
Series 2012-H01 Class FA, 0.9448% 11/20/61 (e)(i)	8,118	8,185
Series 2012-H03 Class FA, 0.9448% 1/20/62 (e)(i)	4,919	4,960
Series 2012-H06 Class FA, 0.8748% 1/20/62 (e)(i)	7,571	7,606
Series 2012-H07 Class FA, 0.8748% 3/20/62 (e)(i)	4,418	4,438
floater planned amortization class Series 2007-35 Class KF, 0.5385% 6/16/37 (e)	8,766	8,779
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,631	2,716
Series 2010-99 Class PT, 3.5% 8/20/33	3,182	3,295
Series 2011-61 Class OP, 5/20/40 (h)	9,899	9,076
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,604
Series 2010-42 Class OP, 4/20/40 (h)	22,409	20,784
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	17,331	19,013
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,456	23,113
Series 2010-H17 Class XP, 5.3019% 7/20/60 (e)(i)	28,436	32,166
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,932	23,532
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,326	25,857
Class ZC, 5.5% 7/16/34	24,313	29,061
Series 2012-64 Class KB, 3.0545% 5/20/41 (e)	4,950	5,439
Series 2012-97 Class JF, 0.483% 8/16/42 (e)	7,870	7,856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $656,638)		676,620
Commercial Mortgage Securities - 3.5%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	$ 6,027	$ 6,201
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	14,628	16,606
Series K006 Class A2, 4.251% 1/25/20	24,840	28,673
Series K017 Class A2, 2.873% 12/25/21	28,660	30,461
Series K705 Class A1, 1.626% 7/25/18	13,864	14,204
Series K710 Class A2, 1.883% 5/25/19	16,382	16,739
Series K706:
Class A1, 1.691% 6/25/18	13,135	13,481
Class A2, 2.323% 10/25/18	23,810	25,012
Series K709 Class A1, 1.56% 10/25/18	9,148	9,367
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,915
Series K501 Class A2, 1.655% 11/25/16	9,650	9,919
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,160)		192,578
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,492)	70,567	94,061
Fixed-Income Funds - 25.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,315,594)	12,702,294	1,395,601
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12:
(Collateralized by U.S. Government Obligations) # (a)	$ 19,437	$ 19,437
(Collateralized by U.S. Government Obligations) #	117,013	117,013
TOTAL CASH EQUIVALENTS (Cost $136,450)		136,450
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $5,558,197)		5,786,386
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(331,261)
NET ASSETS - 100%		$ 5,455,125
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/42	$ (124,200)	(131,691)
3.5% 9/1/42	(124,000)	(131,479)
4% 9/1/42	(9,500)	(10,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $272,264)		$ (273,357)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
950 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 127,033	$ 1,008
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased - continued
Treasury Contracts - continued
465 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	$ 102,569	$ 57
46 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	7,774	115
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	19,986	434
TOTAL TREASURY CONTRACTS		$ 257,362	$ 1,614

The face value of futures purchased as a percentage of net assets is 4.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 4,100	$ 15
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,939,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$117,013,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 70,306
Mizuho Securities USA, Inc.	29,103
RBS Securities, Inc.	17,604
$ 117,013
$19,437,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 19,437
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 39,113
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 39,113	$ -	$ 1,395,601	8.9%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,528,986	$ -	$ 2,528,986	$ -
U.S. Government Agency - Mortgage Securities	762,090	-	762,090	-
Collateralized Mortgage Obligations	676,620	-	676,620	-
Commercial Mortgage Securities	192,578	-	192,578	-
Foreign Government and Government Agency Obligations	94,061	-	94,061	-
Fixed-Income Funds	1,395,601	1,395,601	-	-
Cash Equivalents	136,450	-	136,450	-
Total Investments in Securities:	$ 5,786,386	$ 1,395,601	$ 4,390,785	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,614	$ 1,614	$ -	$ -
Swap Agreements	$ 15	$ -	$ 15	$ -
Total Derivative Instruments:	$ 1,629	$ 1,614	$ 15	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (273,357)	$ -	$ (273,357)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,614	$ -
Swap Agreements (b)	15	-
Total Value of Derivatives	$ 1,629	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $19,064 and repurchase agreements of $136,450) - See accompanying schedule: Unaffiliated issuers (cost $4,242,603)	$ 4,390,785
Fidelity Central Funds (cost $1,315,594)	1,395,601
Total Investments (cost $5,558,197)		$ 5,786,386
Receivable for investments sold		58,577
Receivable for TBA sale commitments		272,264
Receivable for fund shares sold		4,249
Interest receivable		14,884
Receivable for daily variation margin on futures contracts		806
Swap agreements at value		15
Other receivables		763
Total assets		6,137,944

Liabilities
Payable for investments purchased Regular delivery	$ 121,519
Delayed delivery	261,145
TBA sale commitments, at value	273,357
Payable for fund shares redeemed	3,990
Distributions payable	274
Accrued management fee	1,428
Distribution and service plan fees payable	240
Other affiliated payables	667
Other payables and accrued expenses	762
Collateral on securities loaned, at value	19,437
Total liabilities		682,819

Net Assets		$ 5,455,125
Net Assets consist of:
Paid in capital		$ 5,123,345
Distributions in excess of net investment income		(2,970)
Accumulated undistributed net realized gain (loss) on investments		106,025
Net unrealized appreciation (depreciation) on investments		228,725
Net Assets		$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,649 ÷ 34,618.8 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class T: Net Asset Value and redemption price per share ($309,355 ÷ 28,212.7 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class B: Net Asset Value and offering price per share ($20,491 ÷ 1,868.7 shares)A	$ 10.97

Class C: Net Asset Value and offering price per share ($98,489 ÷ 8,982.7 shares)A	$ 10.96

Government Income: Net Asset Value, offering price and redemption price per share ($4,313,234 ÷ 393,904.3 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($333,907 ÷ 30,450.5 shares)	$ 10.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 72,850
Income from Fidelity Central Funds		39,113
Total income		111,963

Expenses
Management fee	$ 17,095
Transfer agent fees	6,128
Distribution and service plan fees	2,888
Fund wide operations fee	1,817
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	27,965
Expense reductions	(5)	27,960
Net investment income (loss)		84,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,718
Futures contracts	3,362
Swap agreements	(9,074)
Total net realized gain (loss)		136,006
Change in net unrealized appreciation (depreciation) on: Investment securities	20,067
Futures contracts	1,601
Swap agreements	4,615
Delayed delivery commitments	(3,234)
Total change in net unrealized appreciation (depreciation)		23,049
Net gain (loss)		159,055
Net increase (decrease) in net assets resulting from operations		$ 243,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,003	$ 8,396	$ 118,879
Net realized gain (loss)	136,006	35,205	124,737
Change in net unrealized appreciation (depreciation)	23,049	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	243,058	107,682	161,514
Distributions to shareholders from net investment income	(81,217)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(212,070)	(8,141)	(255,718)
Share transactions - net increase (decrease)	58,002	41,240	(695,616)
Total increase (decrease) in net assets	88,990	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including distributions in excess of net investment income of $2,970 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,455,125	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	.327	.199	.108	.424	.466	.387
Total from investment operations	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	.327	.209	.098	.425	.466	.387
Total from investment operations	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	.328	.210	.098	.425	.467	.387
Total from investment operations	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	.318	.210	.098	.425	.468	.387
Total from investment operations	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	.328	.199	.108	.415	.476	.378
Total from investment operations	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	.327	.210	.099	.425	.466	.388
Total from investment operations	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc.(FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 195,752
Gross unrealized depreciation	(4,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,391

Tax Cost	$ 5,594,995

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 71,360
Undistributed long-term capital gain	$ 70,124
Net unrealized appreciation (depreciation)	$ 190,334

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Ordinary Income	$ 142,768	$ 8,141	$ 199,845
Long-term Capital Gains	69,302	-	55,873
Total	$ 212,070	$ 8,141	$ 255,718

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,362	$ 1,601
Swap Agreements	(9,074)	4,615
Totals (a)	$ (5,712)	$ 6,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $52,753 and $4,203, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 923	$ 10
Class T	-%	.25%	754	1
Class B	.65%	.25%	211	153
Class C	.75%	.25%	1,000	145
			$ 2,888	$ 309

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	14
Class B*	58
Class C*	17
$ 138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 618.17
Class T	451.15
Class B	57.24
Class C	162.16
Government Income	4,268.10
Institutional Class	572.16
	$ 6,128

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $221.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 4,604	$ 449	$ 6,937
Class T	3,815	375	5,513
Class B	124	18	332
Class C	506	65	1,100
Government Income	66,943	6,712	94,692
Institutional Class	5,225	522	6,323
Total	$ 81,217	$ 8,141	$ 114,897

From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	13,943	2,036	10,505
Reinvestment of distributions	1,130	38	1,423
Shares redeemed	(12,130)	(1,114)	(20,985)
Net increase (decrease)	2,943	960	(9,057)
Class T
Shares sold	12,173	1,638	9,053
Reinvestment of distributions	991	34	1,221
Shares redeemed	(11,186)	(844)	(15,795)
Net increase (decrease)	1,978	828	(5,521)
Class B
Shares sold	232	131	275
Reinvestment of distributions	54	1	93
Shares redeemed	(815)	(63)	(1,536)
Net increase (decrease)	(529)	69	(1,168)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	3,034	627	2,426
Reinvestment of distributions	198	4	261
Shares redeemed	(2,929)	(235)	(5,248)
Net increase (decrease)	303	396	(2,561)
Government Income
Shares sold	97,110	15,991	105,621
Reinvestment of distributions	15,159	590	18,687
Shares redeemed	(110,717)	(14,407)	(178,425)
Net increase (decrease)	1,552	2,174	(54,117)
Institutional Class
Shares sold	14,768	1,083	12,979
Reinvestment of distributions	1,190	45	1,192
Shares redeemed	(17,084)	(1,758)	(8,205)
Net increase (decrease)	(1,126)	(630)	5,966
Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 151,136	$ 22,105	$ 111,665
Reinvestment of distributions	12,251	412	15,111
Shares redeemed	(131,272)	(12,108)	(221,593)
Net increase (decrease)	$ 32,115	$ 10,409	$ (94,817)
Class T
Shares sold	$ 131,899	$ 17,802	$ 96,270
Reinvestment of distributions	10,739	366	12,970
Shares redeemed	(121,048)	(9,169)	(166,943)
Net increase (decrease)	$ 21,590	$ 8,999	$ (57,703)
Class B
Shares sold	$ 2,518	$ 1,417	$ 2,957
Reinvestment of distributions	581	14	985
Shares redeemed	(8,810)	(683)	(16,266)
Net increase (decrease)	$ (5,711)	$ 748	$ (12,324)
Class C
Shares sold	$ 32,891	$ 6,815	$ 25,890
Reinvestment of distributions	2,142	46	2,774
Shares redeemed	(31,631)	(2,561)	(55,376)
Net increase (decrease)	$ 3,402	$ 4,300	$ (26,712)

Annual Report

12. Share Transactions - continued

Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 1,050,755	$ 173,420	$ 1,120,288
Reinvestment of distributions	164,066	6,422	198,243
Shares redeemed	(1,196,028)	(156,265)	(1,885,694)
Net increase (decrease)	$ 18,793	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 159,980	$ 11,762	$ 137,402
Reinvestment of distributions	12,896	491	12,645
Shares redeemed	(185,063)	(19,046)	(86,944)
Net increase (decrease)	$ (12,187)	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/08/12	10/05/12	$0.292
Class T	10/08/12	10/05/12	$0.292
Class B	10/08/12	10/05/12	$0.292
Class C	10/08/12	10/05/12	$0.292

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $72,875,765, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $52,571,317 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVT-UANN-1012
1.834241.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Government Income

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Government Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	4.66%	6.34%	4.98%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Institutional Class on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Government Income Fund: For the 12 months ending August 31, 2012, the fund's Institutional Class shares returned 4.66%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.52%. As we discuss fund performance, our comments reflect its holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. Relative to the benchmark, fund performance was bolstered by our tactical trading in long-maturity Treasury Inflation-Protected Securities, which were not in the index. Elsewhere, our decision to overweight the mortgage sector, including increasing our stake in it as the period progressed, and our picks within the segment proved beneficial. Specifically, our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment - including floating-rate securities, Freddie Mac K Certificates and securities issued by Fannie Mae with loan-to-value ratios of 125% or higher - worked in our favor. In contrast, our decision to underweight agency debenture securities detracted, as the sector outpaced comparable-duration Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,025.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class T	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.90	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.80	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Government Income	.45%
Actual		$ 1,000.00	$ 1,026.30	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,026.90	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.8	1.2
0.01 - 0.99%	24.7	26.5
1 - 1.99%	8.6	16.2
2 - 2.99%	5.8	6.8
3 - 3.99%	10.4	7.2
4 - 4.99%	22.3	19.6
5 - 5.99%	15.7	15.8
6 - 6.99%	5.5	4.5
7% and over	0.2	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.1	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.4	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 31.9%		Mortgage Securities 26.5%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 12.3%
	U.S. Treasury Obligations 39.9%		U.S. Treasury Obligations 49.8%
	U.S. Government Agency Obligations† 6.5%		U.S. Government Agency Obligations† 10.7%
	Foreign Government & Government Agency Obligations 1.7%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities)*** (0.7)%
* Futures and Swaps	4.2%	** Futures and Swaps	1.7%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.
***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 46.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
0.5% 5/27/15	$ 7,577	$ 7,603
0.5% 7/2/15 (b)	70,902	71,141
0.75% 12/18/13	7,805	7,860
4.75% 11/19/12	2,000	2,019
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,267
1% 6/21/17	14,860	15,090
Freddie Mac 1% 9/29/17	50,629	51,146
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,974
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,336	3,673
Series 2002-20K Class 1, 5.08% 11/1/22	6,432	7,131
Series 2003-P10B, Class 1, 5.136% 8/10/13	1,398	1,442
Series 2004-20H Class 1, 5.17% 8/1/24	1,872	2,104
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,966
5.375% 4/1/56	8,429	11,897
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		233,313
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	17,765	19,516
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	19,215	19,518
3% 5/15/42	152,666	163,400
3.125% 2/15/42	13,469	14,780
4.375% 2/15/38	14,154	19,134
4.375% 5/15/41	19,878	27,093
5% 5/15/37 (d)	25,846	37,969
5.25% 11/15/28	23,775	33,861
5.25% 2/15/29	7,890	11,263
5.375% 2/15/31	12,837	18,937
6.125% 11/15/27	62,365	95,331
6.125% 8/15/29	2,877	4,494
9.875% 11/15/15	10,285	13,402
U.S. Treasury Notes:
0.125% 7/31/14	37,876	37,802
0.25% 4/30/14	55,951	55,973
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 5/31/14	$ 193,336	$ 193,425
0.25% 6/30/14	53,197	53,220
0.25% 9/15/14	28,401	28,410
0.25% 12/15/14	30,000	30,007
0.25% 1/15/15	100,018	100,041
0.25% 7/15/15	67,923	67,854
0.25% 8/15/15	130,000	129,838
0.375% 11/15/14	30,000	30,089
0.375% 3/15/15	8,495	8,519
0.5% 8/15/14	3,265	3,282
0.5% 10/15/14	90,000	90,492
0.5% 7/31/17	15,158	15,098
0.625% 7/15/14	46,384	46,721
0.625% 8/31/17	35,000	35,055
0.75% 6/30/17	58,736	59,232
0.875% 11/30/16	29,402	29,900
0.875% 7/31/19	69,241	68,727
1% 10/31/16	47,700	48,758
1.375% 11/30/15	470	486
1.75% 7/31/15	28,800	30,010
1.75% 5/15/22	22,766	23,243
1.875% 8/31/17	47,000	49,938
1.875% 9/30/17	87,400	92,849
2% 2/15/22	6,623	6,931
2.125% 11/30/14	21,500	22,400
2.125% 5/31/15	4,176	4,386
2.375% 8/31/14	20,000	20,848
2.375% 9/30/14	13,017	13,596
2.375% 10/31/14	77,497	81,039
2.375% 6/30/18	26,608	29,044
2.5% 6/30/17	10,000	10,913
2.625% 7/31/14	16,179	16,915
2.75% 11/30/16	18,530	20,296
3.125% 1/31/17	60,773	67,700
4% 2/15/15	12,619	13,768
4.25% 8/15/15	13,117	14,631
4.5% 5/15/17	24,685	29,196
4.75% 8/15/17	12,983	15,611
TOTAL U.S. TREASURY OBLIGATIONS		2,155,425
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5988% 12/7/20 (NCUA Guaranteed) (e)	$ 10,134	$ 10,170
Series 2011-R4 Class 1A, 0.6258% 3/6/20 (NCUA Guaranteed) (e)	8,974	8,977
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (NCUA Guaranteed)	92,180	101,585
TOTAL OTHER GOVERNMENT RELATED		120,732
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,436,311)		2,528,986
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 6.4%
2.223% 11/1/33 (e)	811	863
2.225% 10/1/33 (e)	276	291
2.234% 3/1/35 (e)	245	258
2.26% 2/1/33 (e)	306	322
2.262% 12/1/34 (e)	283	299
2.304% 10/1/33 (e)	136	143
2.315% 7/1/35 (e)	132	140
2.332% 3/1/35 (e)	160	171
2.384% 2/1/36 (e)	673	722
2.422% 10/1/33 (e)	229	246
2.425% 3/1/35 (e)	40	41
2.458% 7/1/34 (e)	156	166
2.558% 6/1/36 (e)	222	238
2.692% 11/1/36 (e)	187	201
2.703% 7/1/35 (e)	486	522
2.869% 5/1/36 (e)	403	433
3.474% 3/1/40 (e)	6,954	7,304
3.5% 9/1/42 (c)	124,000	131,479
3.5% 9/1/42 (c)	124,000	131,479
4% 1/1/41 to 8/1/42	43,860	47,837
4.5% 3/1/41	5,058	5,615
5% 9/1/22 to 12/1/25	14,851	16,176
5.71% 3/1/36 (e)	1,882	2,005
5.984% 3/1/37 (e)	446	479
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 2/1/17 to 5/1/27	$ 1,262	$ 1,411
7% 7/1/13	0*	0*
9% 5/1/14	67	69
9.5% 10/1/20	40	46
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	97	103
		349,060
Freddie Mac - 1.3%
2.195% 3/1/35 (e)	796	834
2.357% 5/1/37 (e)	487	520
2.492% 4/1/35 (e)	287	308
2.512% 2/1/36 (e)	77	82
2.673% 7/1/35 (e)	1,801	1,936
2.865% 6/1/35 (e)	764	821
3.024% 7/1/36 (e)	739	789
3.135% 3/1/33 (e)	42	44
3.454% 10/1/35 (e)	314	338
4% 3/1/42 to 5/1/42	42,726	46,650
4.5% 5/1/39 to 10/1/41	8,296	9,073
5.5% 12/1/27 to 7/1/35	7,767	8,552
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	76	85
9.75% 8/1/14	55	59
11% 5/1/14	6	6
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		70,098
Ginnie Mae - 6.3%
4.5% 3/15/25 to 6/15/25	15,383	16,807
4.515% 3/20/62 (i)	19,829	22,362
4.55% 5/20/62 (i)	39,257	44,368
4.556% 12/20/61 (i)	21,058	23,699
4.604% 3/20/62 (i)	11,621	13,147
4.626% 3/20/62 (i)	8,443	9,547
4.65% 3/20/62 (i)	7,363	8,339
4.684% 1/20/62 (i)	25,772	29,128
4.804% 3/20/61 (i)	13,793	15,480
4.834% 3/20/61 (i)	24,550	27,570
5.492% 4/20/60 (i)	23,780	27,166
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.612% 4/20/58 (i)	$ 10,724	$ 11,396
6.5% 8/20/38 to 9/20/38	82,747	93,923
		342,932
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $751,552)		762,090
Collateralized Mortgage Obligations - 12.4%

U.S. Government Agency - 12.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.2155% 8/25/31 (e)	275	280
Series 2002-49 Class FB, 0.837% 11/18/31 (e)	306	308
Series 2002-60 Class FV, 1.2355% 4/25/32 (e)	130	132
Series 2002-75 Class FA, 1.2355% 11/25/32 (e)	266	271
Series 2010-15 Class FJ, 1.1655% 6/25/36 (e)	22,556	22,916
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	405	414
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,104
Series 2005-19 Class PA, 5.5% 7/25/34	6,786	7,503
Series 2005-64 Class PX, 5.5% 6/25/35	6,634	7,432
Series 2006-45 Class OP, 6/25/36 (h)	3,273	3,074
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,845
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,805
Series 2012-94 Class E, 3% 6/25/22	14,466	15,269
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,716	11,020
Series 2005-117, Class JN, 4.5% 1/25/36	645	732
Series 2005-14 Class ZB, 5% 3/25/35	3,446	3,884
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,465
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,790
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,888
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,526
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,119
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,663
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,220
Series 2009-82 Class FD, 1.0855% 10/25/39 (e)	10,106	10,289
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,256	189
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	3,751	298
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	10,476	1,468
Series 2010-39 Class FG, 1.1555% 3/25/36 (e)	12,489	12,741
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 7,580	$ 671
Freddie Mac:
floater:
Series 2530 Class FE, 0.8395% 2/15/32 (e)	185	187
Series 2630 Class FL, 0.7395% 6/15/18 (e)	277	279
Series 2682 Class FB, 1.1395% 10/15/33 (e)	12,936	13,150
Series 2711 Class FC, 1.1395% 2/15/33 (e)	7,944	8,069
Series 3008 Class SM, 0% 7/15/35 (e)	59	58
Series 3419 Class FD, 1.0095% 2/15/38 (e)	10,142	10,309
planned amortization class:
Series 1141 Class G, 9% 9/15/21	152	176
Series 2115 Class PE, 6% 1/15/14	78	80
Series 2356 Class GD, 6% 9/15/16	130	138
Series 2376 Class JE, 5.5% 11/15/16	861	920
Series 2381 Class OG, 5.5% 11/15/16	530	562
Series 2640 Class GE, 4.5% 7/15/18	6,372	6,711
Series 2672 Class MG, 5% 9/15/23	7,120	8,263
Series 2682 Class LD, 4.5% 10/15/33	777	885
Series 2810 Class PD, 6% 6/15/33	401	417
Series 3415 Class PC, 5% 12/15/37	2,229	2,430
Series 3763 Class QA, 4% 4/15/34	5,393	5,829
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	15	15
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,657
Series 2773 Class HC, 4.5% 4/15/19	704	779
Series 2877 Class ZD, 5% 10/15/34	12,609	14,170
Series 2987 Class HE, 4.5% 6/15/20	10,894	11,588
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,462
Series 3277 Class B, 4% 2/15/22	5,900	6,464
Series 3578, Class B, 4.5% 9/15/24	7,927	8,680
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	4,041	4,150
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.717% 1/20/38 (e)	942	949
Series 2007-59 Class FC, 0.737% 7/20/37 (e)	3,495	3,524
Series 2008-57 Class BF, 1.067% 7/20/38 (e)	12,296	12,534
Series 2008-73:
Class FA, 1.097% 8/20/38 (e)	6,066	6,175
Class FK, 0.997% 8/20/38 (e)	13,272	13,479
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-83 Class FB, 1.137% 9/20/38 (e)	$ 6,103	$ 6,212
Series 2009-116 Class KF, 0.7685% 12/16/39 (e)	4,284	4,317
Series 2010-14 Class QF, 0.6885% 2/16/40 (e)	20,369	20,572
Series 2010-53 Class FC, 1.057% 4/20/40 (e)	10,349	10,493
Series 2011-75:
Class FG, 0.637% 5/20/41 (e)	10,913	10,973
Class FM, 0.637% 5/20/41 (e)	11,883	11,949
Series 2011-H21 Class FA, 0.8448% 10/20/61 (e)(i)	10,189	10,219
Series 2012-H01 Class FA, 0.9448% 11/20/61 (e)(i)	8,118	8,185
Series 2012-H03 Class FA, 0.9448% 1/20/62 (e)(i)	4,919	4,960
Series 2012-H06 Class FA, 0.8748% 1/20/62 (e)(i)	7,571	7,606
Series 2012-H07 Class FA, 0.8748% 3/20/62 (e)(i)	4,418	4,438
floater planned amortization class Series 2007-35 Class KF, 0.5385% 6/16/37 (e)	8,766	8,779
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,631	2,716
Series 2010-99 Class PT, 3.5% 8/20/33	3,182	3,295
Series 2011-61 Class OP, 5/20/40 (h)	9,899	9,076
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,604
Series 2010-42 Class OP, 4/20/40 (h)	22,409	20,784
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	17,331	19,013
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,456	23,113
Series 2010-H17 Class XP, 5.3019% 7/20/60 (e)(i)	28,436	32,166
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,932	23,532
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,326	25,857
Class ZC, 5.5% 7/16/34	24,313	29,061
Series 2012-64 Class KB, 3.0545% 5/20/41 (e)	4,950	5,439
Series 2012-97 Class JF, 0.483% 8/16/42 (e)	7,870	7,856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $656,638)		676,620
Commercial Mortgage Securities - 3.5%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	$ 6,027	$ 6,201
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	14,628	16,606
Series K006 Class A2, 4.251% 1/25/20	24,840	28,673
Series K017 Class A2, 2.873% 12/25/21	28,660	30,461
Series K705 Class A1, 1.626% 7/25/18	13,864	14,204
Series K710 Class A2, 1.883% 5/25/19	16,382	16,739
Series K706:
Class A1, 1.691% 6/25/18	13,135	13,481
Class A2, 2.323% 10/25/18	23,810	25,012
Series K709 Class A1, 1.56% 10/25/18	9,148	9,367
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,915
Series K501 Class A2, 1.655% 11/25/16	9,650	9,919
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,160)		192,578
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,492)	70,567	94,061
Fixed-Income Funds - 25.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,315,594)	12,702,294	1,395,601
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12:
(Collateralized by U.S. Government Obligations) # (a)	$ 19,437	$ 19,437
(Collateralized by U.S. Government Obligations) #	117,013	117,013
TOTAL CASH EQUIVALENTS (Cost $136,450)		136,450
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $5,558,197)		5,786,386
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(331,261)
NET ASSETS - 100%		$ 5,455,125
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/42	$ (124,200)	(131,691)
3.5% 9/1/42	(124,000)	(131,479)
4% 9/1/42	(9,500)	(10,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $272,264)		$ (273,357)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
950 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 127,033	$ 1,008
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased - continued
Treasury Contracts - continued
465 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	$ 102,569	$ 57
46 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	7,774	115
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	19,986	434
TOTAL TREASURY CONTRACTS		$ 257,362	$ 1,614

The face value of futures purchased as a percentage of net assets is 4.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 4,100	$ 15
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,939,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$117,013,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 70,306
Mizuho Securities USA, Inc.	29,103
RBS Securities, Inc.	17,604
$ 117,013
$19,437,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 19,437
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 39,113
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 39,113	$ -	$ 1,395,601	8.9%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,528,986	$ -	$ 2,528,986	$ -
U.S. Government Agency - Mortgage Securities	762,090	-	762,090	-
Collateralized Mortgage Obligations	676,620	-	676,620	-
Commercial Mortgage Securities	192,578	-	192,578	-
Foreign Government and Government Agency Obligations	94,061	-	94,061	-
Fixed-Income Funds	1,395,601	1,395,601	-	-
Cash Equivalents	136,450	-	136,450	-
Total Investments in Securities:	$ 5,786,386	$ 1,395,601	$ 4,390,785	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,614	$ 1,614	$ -	$ -
Swap Agreements	$ 15	$ -	$ 15	$ -
Total Derivative Instruments:	$ 1,629	$ 1,614	$ 15	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (273,357)	$ -	$ (273,357)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,614	$ -
Swap Agreements (b)	15	-
Total Value of Derivatives	$ 1,629	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $19,064 and repurchase agreements of $136,450) - See accompanying schedule: Unaffiliated issuers (cost $4,242,603)	$ 4,390,785
Fidelity Central Funds (cost $1,315,594)	1,395,601
Total Investments (cost $5,558,197)		$ 5,786,386
Receivable for investments sold		58,577
Receivable for TBA sale commitments		272,264
Receivable for fund shares sold		4,249
Interest receivable		14,884
Receivable for daily variation margin on futures contracts		806
Swap agreements at value		15
Other receivables		763
Total assets		6,137,944

Liabilities
Payable for investments purchased Regular delivery	$ 121,519
Delayed delivery	261,145
TBA sale commitments, at value	273,357
Payable for fund shares redeemed	3,990
Distributions payable	274
Accrued management fee	1,428
Distribution and service plan fees payable	240
Other affiliated payables	667
Other payables and accrued expenses	762
Collateral on securities loaned, at value	19,437
Total liabilities		682,819

Net Assets		$ 5,455,125
Net Assets consist of:
Paid in capital		$ 5,123,345
Distributions in excess of net investment income		(2,970)
Accumulated undistributed net realized gain (loss) on investments		106,025
Net unrealized appreciation (depreciation) on investments		228,725
Net Assets		$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,649 ÷ 34,618.8 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class T: Net Asset Value and redemption price per share ($309,355 ÷ 28,212.7 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class B: Net Asset Value and offering price per share ($20,491 ÷ 1,868.7 shares)A	$ 10.97

Class C: Net Asset Value and offering price per share ($98,489 ÷ 8,982.7 shares)A	$ 10.96

Government Income: Net Asset Value, offering price and redemption price per share ($4,313,234 ÷ 393,904.3 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($333,907 ÷ 30,450.5 shares)	$ 10.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 72,850
Income from Fidelity Central Funds		39,113
Total income		111,963

Expenses
Management fee	$ 17,095
Transfer agent fees	6,128
Distribution and service plan fees	2,888
Fund wide operations fee	1,817
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	27,965
Expense reductions	(5)	27,960
Net investment income (loss)		84,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,718
Futures contracts	3,362
Swap agreements	(9,074)
Total net realized gain (loss)		136,006
Change in net unrealized appreciation (depreciation) on: Investment securities	20,067
Futures contracts	1,601
Swap agreements	4,615
Delayed delivery commitments	(3,234)
Total change in net unrealized appreciation (depreciation)		23,049
Net gain (loss)		159,055
Net increase (decrease) in net assets resulting from operations		$ 243,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,003	$ 8,396	$ 118,879
Net realized gain (loss)	136,006	35,205	124,737
Change in net unrealized appreciation (depreciation)	23,049	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	243,058	107,682	161,514
Distributions to shareholders from net investment income	(81,217)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(212,070)	(8,141)	(255,718)
Share transactions - net increase (decrease)	58,002	41,240	(695,616)
Total increase (decrease) in net assets	88,990	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including distributions in excess of net investment income of $2,970 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,455,125	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	.327	.199	.108	.424	.466	.387
Total from investment operations	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	.327	.209	.098	.425	.466	.387
Total from investment operations	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	.328	.210	.098	.425	.467	.387
Total from investment operations	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	.318	.210	.098	.425	.468	.387
Total from investment operations	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	.328	.199	.108	.415	.476	.378
Total from investment operations	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	.327	.210	.099	.425	.466	.388
Total from investment operations	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc.(FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 195,752
Gross unrealized depreciation	(4,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,391

Tax Cost	$ 5,594,995

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 71,360
Undistributed long-term capital gain	$ 70,124
Net unrealized appreciation (depreciation)	$ 190,334

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Ordinary Income	$ 142,768	$ 8,141	$ 199,845
Long-term Capital Gains	69,302	-	55,873
Total	$ 212,070	$ 8,141	$ 255,718

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,362	$ 1,601
Swap Agreements	(9,074)	4,615
Totals (a)	$ (5,712)	$ 6,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $52,753 and $4,203, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 923	$ 10
Class T	-%	.25%	754	1
Class B	.65%	.25%	211	153
Class C	.75%	.25%	1,000	145
			$ 2,888	$ 309

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	14
Class B*	58
Class C*	17
$ 138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 618.17
Class T	451.15
Class B	57.24
Class C	162.16
Government Income	4,268.10
Institutional Class	572.16
	$ 6,128

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $221.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 4,604	$ 449	$ 6,937
Class T	3,815	375	5,513
Class B	124	18	332
Class C	506	65	1,100
Government Income	66,943	6,712	94,692
Institutional Class	5,225	522	6,323
Total	$ 81,217	$ 8,141	$ 114,897

From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	13,943	2,036	10,505
Reinvestment of distributions	1,130	38	1,423
Shares redeemed	(12,130)	(1,114)	(20,985)
Net increase (decrease)	2,943	960	(9,057)
Class T
Shares sold	12,173	1,638	9,053
Reinvestment of distributions	991	34	1,221
Shares redeemed	(11,186)	(844)	(15,795)
Net increase (decrease)	1,978	828	(5,521)
Class B
Shares sold	232	131	275
Reinvestment of distributions	54	1	93
Shares redeemed	(815)	(63)	(1,536)
Net increase (decrease)	(529)	69	(1,168)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	3,034	627	2,426
Reinvestment of distributions	198	4	261
Shares redeemed	(2,929)	(235)	(5,248)
Net increase (decrease)	303	396	(2,561)
Government Income
Shares sold	97,110	15,991	105,621
Reinvestment of distributions	15,159	590	18,687
Shares redeemed	(110,717)	(14,407)	(178,425)
Net increase (decrease)	1,552	2,174	(54,117)
Institutional Class
Shares sold	14,768	1,083	12,979
Reinvestment of distributions	1,190	45	1,192
Shares redeemed	(17,084)	(1,758)	(8,205)
Net increase (decrease)	(1,126)	(630)	5,966
Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 151,136	$ 22,105	$ 111,665
Reinvestment of distributions	12,251	412	15,111
Shares redeemed	(131,272)	(12,108)	(221,593)
Net increase (decrease)	$ 32,115	$ 10,409	$ (94,817)
Class T
Shares sold	$ 131,899	$ 17,802	$ 96,270
Reinvestment of distributions	10,739	366	12,970
Shares redeemed	(121,048)	(9,169)	(166,943)
Net increase (decrease)	$ 21,590	$ 8,999	$ (57,703)
Class B
Shares sold	$ 2,518	$ 1,417	$ 2,957
Reinvestment of distributions	581	14	985
Shares redeemed	(8,810)	(683)	(16,266)
Net increase (decrease)	$ (5,711)	$ 748	$ (12,324)
Class C
Shares sold	$ 32,891	$ 6,815	$ 25,890
Reinvestment of distributions	2,142	46	2,774
Shares redeemed	(31,631)	(2,561)	(55,376)
Net increase (decrease)	$ 3,402	$ 4,300	$ (26,712)

Annual Report

12. Share Transactions - continued

Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 1,050,755	$ 173,420	$ 1,120,288
Reinvestment of distributions	164,066	6,422	198,243
Shares redeemed	(1,196,028)	(156,265)	(1,885,694)
Net increase (decrease)	$ 18,793	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 159,980	$ 11,762	$ 137,402
Reinvestment of distributions	12,896	491	12,645
Shares redeemed	(185,063)	(19,046)	(86,944)
Net increase (decrease)	$ (12,187)	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/08/12	10/05/12	$0.292

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $72,875,765, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $52,571,317 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AGVTI-UANN-1012
1.834231.105

Fidelity®

Government Income

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	4.73%	6.40%	5.00%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Government Income Fund: For the 12 months ending August 31, 2012, the fund's Retail Class shares returned 4.73%, while the Barclays® 75% U.S. Government/25% U.S. MBS Blended Index returned 4.52%. As we discuss fund performance, our comments reflect its holdings in aggregate, including the underlying Fidelity® Mortgage Backed Securities Central Fund, which we also manage. Relative to the benchmark, fund performance was bolstered by our tactical trading in long-maturity Treasury Inflation-Protected Securities, which were not in the index. Elsewhere, our decision to overweight the mortgage sector, including increasing our stake in it as the period progressed, and our picks within the segment proved beneficial. Specifically, our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment - including floating-rate securities, Freddie Mac K Certificates and securities issued by Fannie Mae with loan-to-value ratios of 125% or higher - worked in our favor. In contrast, our decision to underweight agency debenture securities detracted, as the sector outpaced comparable-duration Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,025.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class T	.74%
Actual		$ 1,000.00	$ 1,025.70	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.76
Class B	1.49%
Actual		$ 1,000.00	$ 1,021.90	$ 7.57
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,020.80	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Government Income	.45%
Actual		$ 1,000.00	$ 1,026.30	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,026.90	$ 2.60
HypotheticalA		$ 1,000.00	$ 1,022.57	$ 2.59

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.8	1.2
0.01 - 0.99%	24.7	26.5
1 - 1.99%	8.6	16.2
2 - 2.99%	5.8	6.8
3 - 3.99%	10.4	7.2
4 - 4.99%	22.3	19.6
5 - 5.99%	15.7	15.8
6 - 6.99%	5.5	4.5
7% and over	0.2	0.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.1	6.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.4	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 31.9%		Mortgage Securities 26.5%
	CMOs and Other Mortgage Related Securities 18.0%		CMOs and Other Mortgage Related Securities 12.3%
	U.S. Treasury Obligations 39.9%		U.S. Treasury Obligations 49.8%
	U.S. Government Agency Obligations† 6.5%		U.S. Government Agency Obligations† 10.7%
	Foreign Government & Government Agency Obligations 1.7%		Foreign Government & Government Agency Obligations 1.4%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities)*** (0.7)%
* Futures and Swaps	4.2%	** Futures and Swaps	1.7%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.
***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 46.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.3%
Fannie Mae:
0.5% 5/27/15	$ 7,577	$ 7,603
0.5% 7/2/15 (b)	70,902	71,141
0.75% 12/18/13	7,805	7,860
4.75% 11/19/12	2,000	2,019
Federal Home Loan Bank:
0.375% 11/27/13	12,245	12,267
1% 6/21/17	14,860	15,090
Freddie Mac 1% 9/29/17	50,629	51,146
Private Export Funding Corp. secured 4.974% 8/15/13	22,940	23,974
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	3,336	3,673
Series 2002-20K Class 1, 5.08% 11/1/22	6,432	7,131
Series 2003-P10B, Class 1, 5.136% 8/10/13	1,398	1,442
Series 2004-20H Class 1, 5.17% 8/1/24	1,872	2,104
Tennessee Valley Authority:
5.25% 9/15/39	12,000	15,966
5.375% 4/1/56	8,429	11,897
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		233,313
U.S. Treasury Inflation Protected Obligations - 0.4%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	17,765	19,516
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	19,215	19,518
3% 5/15/42	152,666	163,400
3.125% 2/15/42	13,469	14,780
4.375% 2/15/38	14,154	19,134
4.375% 5/15/41	19,878	27,093
5% 5/15/37 (d)	25,846	37,969
5.25% 11/15/28	23,775	33,861
5.25% 2/15/29	7,890	11,263
5.375% 2/15/31	12,837	18,937
6.125% 11/15/27	62,365	95,331
6.125% 8/15/29	2,877	4,494
9.875% 11/15/15	10,285	13,402
U.S. Treasury Notes:
0.125% 7/31/14	37,876	37,802
0.25% 4/30/14	55,951	55,973
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 5/31/14	$ 193,336	$ 193,425
0.25% 6/30/14	53,197	53,220
0.25% 9/15/14	28,401	28,410
0.25% 12/15/14	30,000	30,007
0.25% 1/15/15	100,018	100,041
0.25% 7/15/15	67,923	67,854
0.25% 8/15/15	130,000	129,838
0.375% 11/15/14	30,000	30,089
0.375% 3/15/15	8,495	8,519
0.5% 8/15/14	3,265	3,282
0.5% 10/15/14	90,000	90,492
0.5% 7/31/17	15,158	15,098
0.625% 7/15/14	46,384	46,721
0.625% 8/31/17	35,000	35,055
0.75% 6/30/17	58,736	59,232
0.875% 11/30/16	29,402	29,900
0.875% 7/31/19	69,241	68,727
1% 10/31/16	47,700	48,758
1.375% 11/30/15	470	486
1.75% 7/31/15	28,800	30,010
1.75% 5/15/22	22,766	23,243
1.875% 8/31/17	47,000	49,938
1.875% 9/30/17	87,400	92,849
2% 2/15/22	6,623	6,931
2.125% 11/30/14	21,500	22,400
2.125% 5/31/15	4,176	4,386
2.375% 8/31/14	20,000	20,848
2.375% 9/30/14	13,017	13,596
2.375% 10/31/14	77,497	81,039
2.375% 6/30/18	26,608	29,044
2.5% 6/30/17	10,000	10,913
2.625% 7/31/14	16,179	16,915
2.75% 11/30/16	18,530	20,296
3.125% 1/31/17	60,773	67,700
4% 2/15/15	12,619	13,768
4.25% 8/15/15	13,117	14,631
4.5% 5/15/17	24,685	29,196
4.75% 8/15/17	12,983	15,611
TOTAL U.S. TREASURY OBLIGATIONS		2,155,425
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5988% 12/7/20 (NCUA Guaranteed) (e)	$ 10,134	$ 10,170
Series 2011-R4 Class 1A, 0.6258% 3/6/20 (NCUA Guaranteed) (e)	8,974	8,977
National Credit Union Administration Guaranteed Notes Master Trust 3% 6/12/19 (NCUA Guaranteed)	92,180	101,585
TOTAL OTHER GOVERNMENT RELATED		120,732
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,436,311)		2,528,986
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 6.4%
2.223% 11/1/33 (e)	811	863
2.225% 10/1/33 (e)	276	291
2.234% 3/1/35 (e)	245	258
2.26% 2/1/33 (e)	306	322
2.262% 12/1/34 (e)	283	299
2.304% 10/1/33 (e)	136	143
2.315% 7/1/35 (e)	132	140
2.332% 3/1/35 (e)	160	171
2.384% 2/1/36 (e)	673	722
2.422% 10/1/33 (e)	229	246
2.425% 3/1/35 (e)	40	41
2.458% 7/1/34 (e)	156	166
2.558% 6/1/36 (e)	222	238
2.692% 11/1/36 (e)	187	201
2.703% 7/1/35 (e)	486	522
2.869% 5/1/36 (e)	403	433
3.474% 3/1/40 (e)	6,954	7,304
3.5% 9/1/42 (c)	124,000	131,479
3.5% 9/1/42 (c)	124,000	131,479
4% 1/1/41 to 8/1/42	43,860	47,837
4.5% 3/1/41	5,058	5,615
5% 9/1/22 to 12/1/25	14,851	16,176
5.71% 3/1/36 (e)	1,882	2,005
5.984% 3/1/37 (e)	446	479
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
6.5% 2/1/17 to 5/1/27	$ 1,262	$ 1,411
7% 7/1/13	0*	0*
9% 5/1/14	67	69
9.5% 10/1/20	40	46
11.25% 5/1/14	1	1
11.5% 6/15/19 to 1/15/21	97	103
		349,060
Freddie Mac - 1.3%
2.195% 3/1/35 (e)	796	834
2.357% 5/1/37 (e)	487	520
2.492% 4/1/35 (e)	287	308
2.512% 2/1/36 (e)	77	82
2.673% 7/1/35 (e)	1,801	1,936
2.865% 6/1/35 (e)	764	821
3.024% 7/1/36 (e)	739	789
3.135% 3/1/33 (e)	42	44
3.454% 10/1/35 (e)	314	338
4% 3/1/42 to 5/1/42	42,726	46,650
4.5% 5/1/39 to 10/1/41	8,296	9,073
5.5% 12/1/27 to 7/1/35	7,767	8,552
9% 9/1/14	0*	0*
9.5% 5/1/17 to 8/1/21	76	85
9.75% 8/1/14	55	59
11% 5/1/14	6	6
12% 3/1/15	0*	0*
12.5% 2/1/14 to 6/1/15	1	1
13% 6/1/14 to 10/1/14	0*	0*
		70,098
Ginnie Mae - 6.3%
4.5% 3/15/25 to 6/15/25	15,383	16,807
4.515% 3/20/62 (i)	19,829	22,362
4.55% 5/20/62 (i)	39,257	44,368
4.556% 12/20/61 (i)	21,058	23,699
4.604% 3/20/62 (i)	11,621	13,147
4.626% 3/20/62 (i)	8,443	9,547
4.65% 3/20/62 (i)	7,363	8,339
4.684% 1/20/62 (i)	25,772	29,128
4.804% 3/20/61 (i)	13,793	15,480
4.834% 3/20/61 (i)	24,550	27,570
5.492% 4/20/60 (i)	23,780	27,166
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5.612% 4/20/58 (i)	$ 10,724	$ 11,396
6.5% 8/20/38 to 9/20/38	82,747	93,923
		342,932
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $751,552)		762,090
Collateralized Mortgage Obligations - 12.4%

U.S. Government Agency - 12.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.2155% 8/25/31 (e)	275	280
Series 2002-49 Class FB, 0.837% 11/18/31 (e)	306	308
Series 2002-60 Class FV, 1.2355% 4/25/32 (e)	130	132
Series 2002-75 Class FA, 1.2355% 11/25/32 (e)	266	271
Series 2010-15 Class FJ, 1.1655% 6/25/36 (e)	22,556	22,916
planned amortization class:
Series 1993-240 Class PD, 6.25% 12/25/13	405	414
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,104
Series 2005-19 Class PA, 5.5% 7/25/34	6,786	7,503
Series 2005-64 Class PX, 5.5% 6/25/35	6,634	7,432
Series 2006-45 Class OP, 6/25/36 (h)	3,273	3,074
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,845
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,805
Series 2012-94 Class E, 3% 6/25/22	14,466	15,269
sequential payer:
Series 2004-91 Class Z, 5% 12/25/34	9,716	11,020
Series 2005-117, Class JN, 4.5% 1/25/36	645	732
Series 2005-14 Class ZB, 5% 3/25/35	3,446	3,884
Series 2005-47 Class HK, 4.5% 6/25/20	7,798	8,465
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,790
Series 2007-113 Class DB, 4.5% 12/25/22	12,440	13,888
Series 2009-14 Class EB, 4.5% 3/25/24	7,840	8,526
Series 2009-59 Class HB, 5% 8/25/39	4,590	5,119
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	12,663
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,220
Series 2009-82 Class FD, 1.0855% 10/25/39 (e)	10,106	10,289
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	2,256	189
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	3,751	298
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	10,476	1,468
Series 2010-39 Class FG, 1.1555% 3/25/36 (e)	12,489	12,741
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	$ 7,580	$ 671
Freddie Mac:
floater:
Series 2530 Class FE, 0.8395% 2/15/32 (e)	185	187
Series 2630 Class FL, 0.7395% 6/15/18 (e)	277	279
Series 2682 Class FB, 1.1395% 10/15/33 (e)	12,936	13,150
Series 2711 Class FC, 1.1395% 2/15/33 (e)	7,944	8,069
Series 3008 Class SM, 0% 7/15/35 (e)	59	58
Series 3419 Class FD, 1.0095% 2/15/38 (e)	10,142	10,309
planned amortization class:
Series 1141 Class G, 9% 9/15/21	152	176
Series 2115 Class PE, 6% 1/15/14	78	80
Series 2356 Class GD, 6% 9/15/16	130	138
Series 2376 Class JE, 5.5% 11/15/16	861	920
Series 2381 Class OG, 5.5% 11/15/16	530	562
Series 2640 Class GE, 4.5% 7/15/18	6,372	6,711
Series 2672 Class MG, 5% 9/15/23	7,120	8,263
Series 2682 Class LD, 4.5% 10/15/33	777	885
Series 2810 Class PD, 6% 6/15/33	401	417
Series 3415 Class PC, 5% 12/15/37	2,229	2,430
Series 3763 Class QA, 4% 4/15/34	5,393	5,829
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17	15	15
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,657
Series 2773 Class HC, 4.5% 4/15/19	704	779
Series 2877 Class ZD, 5% 10/15/34	12,609	14,170
Series 2987 Class HE, 4.5% 6/15/20	10,894	11,588
Series 3007 Class EW, 5.5% 7/15/25	8,875	10,462
Series 3277 Class B, 4% 2/15/22	5,900	6,464
Series 3578, Class B, 4.5% 9/15/24	7,927	8,680
Ginnie Mae floater sequential payer Series 2011-150 Class D, 3% 4/20/37	4,041	4,150
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.717% 1/20/38 (e)	942	949
Series 2007-59 Class FC, 0.737% 7/20/37 (e)	3,495	3,524
Series 2008-57 Class BF, 1.067% 7/20/38 (e)	12,296	12,534
Series 2008-73:
Class FA, 1.097% 8/20/38 (e)	6,066	6,175
Class FK, 0.997% 8/20/38 (e)	13,272	13,479
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2008-83 Class FB, 1.137% 9/20/38 (e)	$ 6,103	$ 6,212
Series 2009-116 Class KF, 0.7685% 12/16/39 (e)	4,284	4,317
Series 2010-14 Class QF, 0.6885% 2/16/40 (e)	20,369	20,572
Series 2010-53 Class FC, 1.057% 4/20/40 (e)	10,349	10,493
Series 2011-75:
Class FG, 0.637% 5/20/41 (e)	10,913	10,973
Class FM, 0.637% 5/20/41 (e)	11,883	11,949
Series 2011-H21 Class FA, 0.8448% 10/20/61 (e)(i)	10,189	10,219
Series 2012-H01 Class FA, 0.9448% 11/20/61 (e)(i)	8,118	8,185
Series 2012-H03 Class FA, 0.9448% 1/20/62 (e)(i)	4,919	4,960
Series 2012-H06 Class FA, 0.8748% 1/20/62 (e)(i)	7,571	7,606
Series 2012-H07 Class FA, 0.8748% 3/20/62 (e)(i)	4,418	4,438
floater planned amortization class Series 2007-35 Class KF, 0.5385% 6/16/37 (e)	8,766	8,779
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	2,631	2,716
Series 2010-99 Class PT, 3.5% 8/20/33	3,182	3,295
Series 2011-61 Class OP, 5/20/40 (h)	9,899	9,076
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,604
Series 2010-42 Class OP, 4/20/40 (h)	22,409	20,784
Series 2010-H13 Class JA, 5.46% 10/20/59 (i)	17,331	19,013
Series 2010-H15 Class TP, 5.15% 8/20/60 (i)	20,456	23,113
Series 2010-H17 Class XP, 5.3019% 7/20/60 (e)(i)	28,436	32,166
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(i)	20,932	23,532
Series 2011-71:
Class ZB, 5.5% 8/20/34	21,326	25,857
Class ZC, 5.5% 7/16/34	24,313	29,061
Series 2012-64 Class KB, 3.0545% 5/20/41 (e)	4,950	5,439
Series 2012-97 Class JF, 0.483% 8/16/42 (e)	7,870	7,856
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $656,638)		676,620
Commercial Mortgage Securities - 3.5%
	Principal Amount (000s)	Value (000s)
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	$ 6,027	$ 6,201
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	14,628	16,606
Series K006 Class A2, 4.251% 1/25/20	24,840	28,673
Series K017 Class A2, 2.873% 12/25/21	28,660	30,461
Series K705 Class A1, 1.626% 7/25/18	13,864	14,204
Series K710 Class A2, 1.883% 5/25/19	16,382	16,739
Series K706:
Class A1, 1.691% 6/25/18	13,135	13,481
Class A2, 2.323% 10/25/18	23,810	25,012
Series K709 Class A1, 1.56% 10/25/18	9,148	9,367
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	20,970	21,915
Series K501 Class A2, 1.655% 11/25/16	9,650	9,919
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,160)		192,578
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23 (Cost $74,492)	70,567	94,061
Fixed-Income Funds - 25.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,315,594)	12,702,294	1,395,601
Cash Equivalents - 2.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12:
(Collateralized by U.S. Government Obligations) # (a)	$ 19,437	$ 19,437
(Collateralized by U.S. Government Obligations) #	117,013	117,013
TOTAL CASH EQUIVALENTS (Cost $136,450)		136,450
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $5,558,197)		5,786,386
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(331,261)
NET ASSETS - 100%		$ 5,455,125
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/42	$ (124,200)	(131,691)
3.5% 9/1/42	(124,000)	(131,479)
4% 9/1/42	(9,500)	(10,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $272,264)		$ (273,357)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
950 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 127,033	$ 1,008
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased - continued
Treasury Contracts - continued
465 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	$ 102,569	$ 57
46 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	7,774	115
132 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	19,986	434
TOTAL TREASURY CONTRACTS		$ 257,362	$ 1,614

The face value of futures purchased as a percentage of net assets is 4.7%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 4,100	$ 15
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,939,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$117,013,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 70,306
Mizuho Securities USA, Inc.	29,103
RBS Securities, Inc.	17,604
$ 117,013
$19,437,000 due 9/04/12 at 0.18%
Mizuho Securities USA, Inc.	$ 19,437
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 39,113
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,334,455	$ 39,113	$ -	$ 1,395,601	8.9%
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,528,986	$ -	$ 2,528,986	$ -
U.S. Government Agency - Mortgage Securities	762,090	-	762,090	-
Collateralized Mortgage Obligations	676,620	-	676,620	-
Commercial Mortgage Securities	192,578	-	192,578	-
Foreign Government and Government Agency Obligations	94,061	-	94,061	-
Fixed-Income Funds	1,395,601	1,395,601	-	-
Cash Equivalents	136,450	-	136,450	-
Total Investments in Securities:	$ 5,786,386	$ 1,395,601	$ 4,390,785	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,614	$ 1,614	$ -	$ -
Swap Agreements	$ 15	$ -	$ 15	$ -
Total Derivative Instruments:	$ 1,629	$ 1,614	$ 15	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (273,357)	$ -	$ (273,357)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 1,614	$ -
Swap Agreements (b)	15	-
Total Value of Derivatives	$ 1,629	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2012

Assets
Investment in securities, at value (including securities loaned of $19,064 and repurchase agreements of $136,450) - See accompanying schedule: Unaffiliated issuers (cost $4,242,603)	$ 4,390,785
Fidelity Central Funds (cost $1,315,594)	1,395,601
Total Investments (cost $5,558,197)		$ 5,786,386
Receivable for investments sold		58,577
Receivable for TBA sale commitments		272,264
Receivable for fund shares sold		4,249
Interest receivable		14,884
Receivable for daily variation margin on futures contracts		806
Swap agreements at value		15
Other receivables		763
Total assets		6,137,944

Liabilities
Payable for investments purchased Regular delivery	$ 121,519
Delayed delivery	261,145
TBA sale commitments, at value	273,357
Payable for fund shares redeemed	3,990
Distributions payable	274
Accrued management fee	1,428
Distribution and service plan fees payable	240
Other affiliated payables	667
Other payables and accrued expenses	762
Collateral on securities loaned, at value	19,437
Total liabilities		682,819

Net Assets		$ 5,455,125
Net Assets consist of:
Paid in capital		$ 5,123,345
Distributions in excess of net investment income		(2,970)
Accumulated undistributed net realized gain (loss) on investments		106,025
Net unrealized appreciation (depreciation) on investments		228,725
Net Assets		$ 5,455,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($379,649 ÷ 34,618.8 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class T: Net Asset Value and redemption price per share ($309,355 ÷ 28,212.7 shares)	$ 10.97

Maximum offering price per share (100/96.00 of $10.97)	$ 11.43

Class B: Net Asset Value and offering price per share ($20,491 ÷ 1,868.7 shares)A	$ 10.97

Class C: Net Asset Value and offering price per share ($98,489 ÷ 8,982.7 shares)A	$ 10.96

Government Income: Net Asset Value, offering price and redemption price per share ($4,313,234 ÷ 393,904.3 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($333,907 ÷ 30,450.5 shares)	$ 10.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 72,850
Income from Fidelity Central Funds		39,113
Total income		111,963

Expenses
Management fee	$ 17,095
Transfer agent fees	6,128
Distribution and service plan fees	2,888
Fund wide operations fee	1,817
Independent trustees' compensation	20
Miscellaneous	17
Total expenses before reductions	27,965
Expense reductions	(5)	27,960
Net investment income (loss)		84,003
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	141,718
Futures contracts	3,362
Swap agreements	(9,074)
Total net realized gain (loss)		136,006
Change in net unrealized appreciation (depreciation) on: Investment securities	20,067
Futures contracts	1,601
Swap agreements	4,615
Delayed delivery commitments	(3,234)
Total change in net unrealized appreciation (depreciation)		23,049
Net gain (loss)		159,055
Net increase (decrease) in net assets resulting from operations		$ 243,058

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,003	$ 8,396	$ 118,879
Net realized gain (loss)	136,006	35,205	124,737
Change in net unrealized appreciation (depreciation)	23,049	64,081	(82,102)
Net increase (decrease) in net assets resulting from operations	243,058	107,682	161,514
Distributions to shareholders from net investment income	(81,217)	(8,141)	(114,897)
Distributions to shareholders from net realized gain	(130,853)	-	(140,821)
Total distributions	(212,070)	(8,141)	(255,718)
Share transactions - net increase (decrease)	58,002	41,240	(695,616)
Total increase (decrease) in net assets	88,990	140,781	(789,820)

Net Assets
Beginning of period	5,366,135	5,225,354	6,015,174
End of period (including distributions in excess of net investment income of $2,970 and undistributed net investment income of $1,258 and undistributed net investment income of $917, respectively)	$ 5,455,125	$ 5,366,135	$ 5,225,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.141	.015	.199	.242	.356	.402
Net realized and unrealized gain (loss)	.327	.199	.108	.424	.466	.387
Total from investment operations	.468	.214	.307	.666	.822	.789
Distributions from net investment income	(.135)	(.014)	(.191)	(.231)	(.352)	(.399)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.398)	(.014)	(.447)	(.596)	(.452)	(.399)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.70	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.39%	2.00%	2.94%	6.44%	8.03%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of fee waivers, if any	.77%	.76% A	.77%	.77%	.77%	.81%
Expenses net of all reductions	.77%	.76% A	.77%	.77%	.77%	.80%
Net investment income (loss)	1.30%	1.61% A	1.88%	2.28%	3.33%	3.88%
Supplemental Data
Net assets, end of period (in millions)	$ 380	$ 345	$ 329	$ 431	$ 437	$ 232
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.143	.015	.201	.243	.357	.404
Net realized and unrealized gain (loss)	.327	.209	.098	.425	.466	.387
Total from investment operations	.470	.224	.299	.668	.823	.791
Distributions from net investment income	(.137)	(.014)	(.193)	(.233)	(.353)	(.401)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.400)	(.014)	(.449)	(.598)	(.453)	(.401)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	4.41%	2.10%	2.86%	6.45%	8.04%	7.98%
Ratios to Average Net Assets F, I
Expenses before reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.75%	.75% A	.76%	.76%	.76%	.78%
Expenses net of all reductions	.75%	.75% A	.76%	.76%	.76%	.78%
Net investment income (loss)	1.32%	1.62% A	1.89%	2.29%	3.33%	3.90%
Supplemental Data
Net assets, end of period (in millions)	$ 309	$ 286	$ 272	$ 335	$ 324	$ 236
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.062	.008	.122	.164	.278	.329
Net realized and unrealized gain (loss)	.328	.210	.098	.425	.467	.387
Total from investment operations	.390	.218	.220	.589	.745	.716
Distributions from net investment income	(.057)	(.008)	(.114)	(.154)	(.275)	(.326)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.320)	(.008)	(.370)	(.519)	(.375)	(.326)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.64%	2.04%	2.10%	5.67%	7.25%	7.21%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of fee waivers, if any	1.49%	1.49% A	1.50%	1.50%	1.50%	1.51%
Expenses net of all reductions	1.49%	1.49% A	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.58%	.90% A	1.15%	1.55%	2.60%	3.17%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 26	$ 25	$ 38	$ 48	$ 41
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011 H	2011 K	2010 K	2009 K	2008 K
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) E	.060	.008	.121	.163	.275	.326
Net realized and unrealized gain (loss)	.318	.210	.098	.425	.468	.387
Total from investment operations	.378	.218	.219	.588	.743	.713
Distributions from net investment income	(.055)	(.008)	(.113)	(.153)	(.273)	(.323)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.318)	(.008)	(.369)	(.518)	(.373)	(.323)
Net asset value, end of period	$ 10.96	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C, D	3.53%	2.04%	2.09%	5.66%	7.23%	7.18%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.50% A	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.50% A	1.51%	1.51%	1.51%	1.53%
Net investment income (loss)	.56%	.88% A	1.14%	1.54%	2.58%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 98	$ 95	$ 89	$ 118	$ 131	$ 71
Portfolio turnover rate G	222%	466% A, L	430%	355%	380% J	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

K For the period ended July 31.

L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.175	.018	.233	.275	.390	.438
Net realized and unrealized gain (loss)	.328	.199	.108	.415	.476	.378
Total from investment operations	.503	.217	.341	.690	.866	.816
Distributions from net investment income	(.170)	(.017)	(.225)	(.265)	(.386)	(.436)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.433)	(.017)	(.481)	(.630)	(.486)	(.436)
Net asset value, end of period	$ 10.95	$ 10.88	$ 10.68	$ 10.82	$ 10.76	$ 10.38
Total Return B, C	4.73%	2.03%	3.27%	6.69%	8.49%	8.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.62%	1.91% A	2.20%	2.60%	3.65%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 4,313	$ 4,270	$ 4,167	$ 4,809	$ 4,638	$ 8,154
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011 G	2011 J	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Income from Investment Operations
Net investment income (loss) D	.169	.017	.225	.267	.385	.432
Net realized and unrealized gain (loss)	.327	.210	.099	.425	.466	.388
Total from investment operations	.496	.227	.324	.692	.851	.820
Distributions from net investment income	(.163)	(.017)	(.218)	(.257)	(.381)	(.430)
Distributions from net realized gain	(.263)	-	(.256)	(.365)	(.100)	-
Total distributions	(.426)	(.017)	(.474)	(.622)	(.481)	(.430)
Net asset value, end of period	$ 10.97	$ 10.90	$ 10.69	$ 10.84	$ 10.77	$ 10.40
Total Return B, C	4.66%	2.12%	3.10%	6.70%	8.32%	8.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of fee waivers, if any	.51%	.52% A	.52%	.53%	.51%	.51%
Expenses net of all reductions	.51%	.52% A	.52%	.53%	.51%	.51%
Net investment income (loss)	1.56%	1.84% A	2.13%	2.52%	3.59%	4.17%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 344	$ 344	$ 284	$ 200	$ 750
Portfolio turnover rate F	222%	466% A, K	430%	355%	380% I	269%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J For the period ended July 31.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc.(FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 195,752
Gross unrealized depreciation	(4,361)
Net unrealized appreciation (depreciation) on securities and other investments	$ 191,391

Tax Cost	$ 5,594,995

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 71,360
Undistributed long-term capital gain	$ 70,124
Net unrealized appreciation (depreciation)	$ 190,334

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Ordinary Income	$ 142,768	$ 8,141	$ 199,845
Long-term Capital Gains	69,302	-	55,873
Total	$ 212,070	$ 8,141	$ 255,718

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Annual Report

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 3,362	$ 1,601
Swap Agreements	(9,074)	4,615
Totals (a)	$ (5,712)	$ 6,216

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Annual Report

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $52,753 and $4,203, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 923	$ 10
Class T	-%	.25%	754	1
Class B	.65%	.25%	211	153
Class C	.75%	.25%	1,000	145
			$ 2,888	$ 309

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 49
Class T	14
Class B*	58
Class C*	17
$ 138

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 618.17
Class T	451.15
Class B	57.24
Class C	162.16
Government Income	4,268.10
Institutional Class	572.16
	$ 6,128

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $221.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $5.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
From net investment income
Class A	$ 4,604	$ 449	$ 6,937
Class T	3,815	375	5,513
Class B	124	18	332
Class C	506	65	1,100
Government Income	66,943	6,712	94,692
Institutional Class	5,225	522	6,323
Total	$ 81,217	$ 8,141	$ 114,897

From net realized gain
Class A	$ 8,696	$ -	$ 10,104
Class T	7,112	-	7,830
Class B	622	-	853
Class C	2,398	-	2,724
Government Income	103,541	-	112,442
Institutional Class	8,484	-	6,868
Total	$ 130,853	$ -	$ 140,821

12. Share Transactions.

Transactions for each class of shares were as follows:

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	13,943	2,036	10,505
Reinvestment of distributions	1,130	38	1,423
Shares redeemed	(12,130)	(1,114)	(20,985)
Net increase (decrease)	2,943	960	(9,057)
Class T
Shares sold	12,173	1,638	9,053
Reinvestment of distributions	991	34	1,221
Shares redeemed	(11,186)	(844)	(15,795)
Net increase (decrease)	1,978	828	(5,521)
Class B
Shares sold	232	131	275
Reinvestment of distributions	54	1	93
Shares redeemed	(815)	(63)	(1,536)
Net increase (decrease)	(529)	69	(1,168)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Share Transactions - continued

			Shares
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class C
Shares sold	3,034	627	2,426
Reinvestment of distributions	198	4	261
Shares redeemed	(2,929)	(235)	(5,248)
Net increase (decrease)	303	396	(2,561)
Government Income
Shares sold	97,110	15,991	105,621
Reinvestment of distributions	15,159	590	18,687
Shares redeemed	(110,717)	(14,407)	(178,425)
Net increase (decrease)	1,552	2,174	(54,117)
Institutional Class
Shares sold	14,768	1,083	12,979
Reinvestment of distributions	1,190	45	1,192
Shares redeemed	(17,084)	(1,758)	(8,205)
Net increase (decrease)	(1,126)	(630)	5,966
Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Class A
Shares sold	$ 151,136	$ 22,105	$ 111,665
Reinvestment of distributions	12,251	412	15,111
Shares redeemed	(131,272)	(12,108)	(221,593)
Net increase (decrease)	$ 32,115	$ 10,409	$ (94,817)
Class T
Shares sold	$ 131,899	$ 17,802	$ 96,270
Reinvestment of distributions	10,739	366	12,970
Shares redeemed	(121,048)	(9,169)	(166,943)
Net increase (decrease)	$ 21,590	$ 8,999	$ (57,703)
Class B
Shares sold	$ 2,518	$ 1,417	$ 2,957
Reinvestment of distributions	581	14	985
Shares redeemed	(8,810)	(683)	(16,266)
Net increase (decrease)	$ (5,711)	$ 748	$ (12,324)
Class C
Shares sold	$ 32,891	$ 6,815	$ 25,890
Reinvestment of distributions	2,142	46	2,774
Shares redeemed	(31,631)	(2,561)	(55,376)
Net increase (decrease)	$ 3,402	$ 4,300	$ (26,712)

Annual Report

12. Share Transactions - continued

Dollars
	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Government Income
Shares sold	$ 1,050,755	$ 173,420	$ 1,120,288
Reinvestment of distributions	164,066	6,422	198,243
Shares redeemed	(1,196,028)	(156,265)	(1,885,694)
Net increase (decrease)	$ 18,793	$ 23,577	$ (567,163)
Institutional Class
Shares sold	$ 159,980	$ 11,762	$ 137,402
Reinvestment of distributions	12,896	491	12,645
Shares redeemed	(185,063)	(19,046)	(86,944)
Net increase (decrease)	$ (12,187)	$ (6,793)	$ 63,103

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

	Pay Date	Record Date	Capital Gains
Government Income	10/08/2012	10/05/2012	$0.292

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $72,875,765, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $52,571,317 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GOV-UANN-1012
1.789246.109

Fidelity® Intermediate
Government Income Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	2.63%	5.40%	4.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided throughout much of the period by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Corporate bonds also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasury bonds lagged with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) also struggled, advancing 3.67%. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Franco Castagliuolo and William Irving, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Intermediate Government Income Fund: For the 12 months ending August 31, 2012, the fund returned 2.63%, while the Barclays® U.S. Intermediate Government Bond Index returned 2.67%. Relative to the benchmark, fund performance was bolstered by our tactical trading in 10-year Treasury Inflation-Protected Securities, which were not in the index. Elsewhere, our decision to overweight the mortgage sector, increasing our stake in it as the period progressed, along with our picks within the segment proved beneficial. Specifically, our focus on mortgage securities that offered additional incremental yield and/or provided some measure of protection against prepayment - including floating rate securities, Freddie Mac K Certificates and securities issued by Fannie Mae with loan-to-value ratios of 125% or higher - worked in our favor. In contrast, our decision to underweight agency debenture securities detracted, as the sector outpaced comparable-duration Treasury securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Actual	.45%	$ 1,000.00	$ 1,017.40	$ 2.28
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.87	$ 2.29

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of August 31, 2012
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.7	1.1
0.01 - 0.99%	39.9	35.6
1 - 1.99%	9.4	19.7
2 - 2.99%	10.6	12.3
3 - 3.99%	9.9	13.7
4 - 4.99%	11.7	7.3
5 - 5.99%	8.3	5.7
6 - 6.99%	2.9	0.6
7 - 7.99%	0.1	0.1
8% and over	1.7	1.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2012
6 months ago
Years	5.4	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	3.6	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012*		As of February 29, 2012**
	Mortgage Securities 11.7%		Mortgage Securities 4.7%
	Corporate Bonds 0.4%		Corporate Bonds 0.0%
	CMOs and Other Mortgage Related Securities 24.0%		CMOs and Other Mortgage Related Securities 19.6%
	U.S. Treasury Obligations 54.8%		U.S. Treasury Obligations 58.6%
	U.S. Government Agency Obligations† 7.4%		U.S. Government Agency Obligations† 14.3%
	Foreign Government & Government Agency Obligations 1.7%		Foreign Government & Government Agency Obligations 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.0%		Short-Term Investments and Net Other Assets (Liabilities) 1.5%
* Futures and Swaps	7.9%	** Futures and Swaps	9.0%

† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 62.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.0%
Fannie Mae:
0.5% 5/27/15	$ 4,930	$ 4,947
0.5% 7/2/15	19,510	19,576
Federal Home Loan Bank:
0.375% 11/27/13	1,505	1,508
0.875% 12/27/13	465	469
1% 6/21/17	3,190	3,239
Freddie Mac 1% 9/29/17	10,898	11,009
Private Export Funding Corp. secured 4.974% 8/15/13	3,435	3,590
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	361	406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		44,744
U.S. Treasury Inflation Protected Obligations - 1.0%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/22	10,336	11,194
U.S. Treasury Obligations - 53.8%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,358
U.S. Treasury Notes:
0.125% 7/31/14	17,490	17,456
0.25% 4/30/14	5,935	5,937
0.25% 5/31/14	28,664	28,677
0.25% 9/15/14	11,567	11,571
0.25% 12/15/14	12,000	12,003
0.25% 1/15/15	32,989	32,997
0.25% 7/15/15	3,394	3,391
0.375% 11/15/14	15,000	15,045
0.375% 3/15/15	16,049	16,094
0.5% 8/15/14	31,309	31,472
0.5% 10/15/14	1,475	1,483
0.5% 7/31/17	10,959	10,915
0.625% 7/15/14	32,360	32,595
0.625% 8/31/17	12,000	12,019
0.75% 6/15/14	12,024	12,136
0.75% 6/30/17	18,457	18,613
0.875% 7/31/19	74,358	73,800
1% 9/30/16	10,511	10,747
1.375% 11/30/15	941	973
1.75% 7/31/15	2,000	2,084
1.75% 5/15/22	10,390	10,608
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.875% 6/30/15	$ 35,554	$ 37,146
1.875% 10/31/17	1,923	2,044
2% 2/15/22	8,805	9,215
2.125% 5/31/15	352	370
2.375% 8/31/14	9,290	9,684
2.375% 9/30/14	4,572	4,775
2.375% 10/31/14	16,136	16,873
2.375% 7/31/17	12,000	13,034
2.375% 6/30/18	6,062	6,617
2.5% 3/31/15	7,000	7,403
2.5% 6/30/17	1,800	1,964
2.625% 2/29/16	12,000	12,945
3% 9/30/16	6,641	7,326
3% 2/28/17	26,424	29,339
3.125% 10/31/16	3,971	4,407
3.125% 1/31/17	27,081	30,168
4.25% 8/15/15	1,106	1,234
4.5% 5/15/17 (b)	1,369	1,619
4.625% 2/15/17	14,625	17,275
4.75% 8/15/17	12,139	14,596
TOTAL U.S. TREASURY OBLIGATIONS		609,008
Other Government Related - 3.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5988% 12/7/20 (NCUA Guaranteed) (c)	2,390	2,398
Series 2011-R1 Class 1A, 0.6943% 1/8/20 (NCUA Guaranteed) (c)	3,617	3,624
Series 2011-R4 Class 1A, 0.6258% 3/6/20 (NCUA Guaranteed) (c)	1,942	1,943
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,726
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes Master Trust: - continued
2.35% 6/12/17 (NCUA Guaranteed)	$ 14,740	$ 15,658
3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,532
TOTAL OTHER GOVERNMENT RELATED		38,881
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $682,591)		703,827
U.S. Government Agency - Mortgage Securities - 16.1%

Fannie Mae - 6.4%
2.192% 10/1/35 (c)	37	39
2.223% 11/1/33 (c)	85	91
2.234% 3/1/35 (c)	31	32
2.26% 2/1/33 (c)	33	35
2.262% 12/1/34 (c)	28	29
2.294% 7/1/36 (c)	119	126
2.304% 10/1/33 (c)	16	17
2.315% 7/1/35 (c)	15	16
2.332% 3/1/35 (c)	19	21
2.384% 2/1/36 (c)	64	68
2.393% 9/1/36 (c)	64	68
2.406% 1/1/35 (c)	152	163
2.422% 10/1/33 (c)	29	31
2.425% 3/1/35 (c)	5	5
2.458% 7/1/34 (c)	18	19
2.533% 3/1/33 (c)	74	79
2.558% 6/1/36 (c)	21	22
2.63% 6/1/47 (c)	83	89
2.635% 2/1/37 (c)	300	322
2.692% 11/1/36 (c)	188	202
2.703% 7/1/35 (c)	37	40
2.869% 5/1/36 (c)	39	42
2.996% 4/1/36 (c)	243	262
3.121% 8/1/35 (c)	418	448
3.474% 3/1/40 (c)	1,611	1,692
3.5% 9/1/42 (a)	24,000	25,447
3.5% 9/1/42 (a)	24,000	25,447
4% 6/1/42 to 8/1/42	7,981	8,754
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 1/1/22 to 9/1/22	$ 3,167	$ 3,450
5.5% 10/1/20 to 4/1/21	3,026	3,290
5.984% 3/1/37 (c)	42	45
6% 6/1/16 to 3/1/34	1,196	1,341
6.5% 6/1/16 to 5/1/27	644	709
7% 12/1/12 to 9/1/14	10	10
10.25% 10/1/18	2	3
11% 9/1/15 to 1/1/16	7	7
11.25% 5/1/14 to 1/1/16	12	12
11.5% 1/1/13 to 6/15/19	11	12
12.5% 12/1/13 to 7/1/16	32	34
13% 10/1/14	12	13
		72,532
Freddie Mac - 2.1%
2.16% 6/1/33 (c)	170	180
2.195% 3/1/35 (c)	78	82
2.2% 3/1/37 (c)	22	23
2.298% 11/1/35 (c)	145	154
2.355% 4/1/34 (c)	700	746
2.357% 5/1/37 (c)	47	51
2.361% 2/1/37 (c)	31	33
2.375% 5/1/37 (c)	35	38
2.415% 7/1/35 (c)	703	744
2.478% 6/1/37 (c)	18	19
2.512% 2/1/36 (c)	10	11
2.533% 7/1/35 (c)	199	212
2.638% 4/1/37 (c)	63	67
2.673% 7/1/35 (c)	182	196
2.699% 10/1/35 (c)	173	185
2.699% 10/1/36 (c)	190	204
2.76% 5/1/37 (c)	589	633
2.76% 5/1/37 (c)	319	343
2.79% 6/1/37 (c)	132	142
2.97% 4/1/37 (c)	4	4
3.024% 7/1/36 (c)	72	77
3.135% 3/1/33 (c)	5	5
3.454% 10/1/35 (c)	30	33
4% 3/1/42 to 5/1/42	7,965	8,698
4.46% 8/1/37 (c)	73	78
5.5% 11/1/18 to 7/1/35	9,684	10,541
6.5% 12/1/21	259	289
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9% 7/1/16	$ 6	$ 6
9.5% 7/1/16 to 8/1/21	91	102
10% 4/1/15 to 3/1/21	125	137
10.5% 1/1/21	2	2
11% 9/1/20	3	4
11.25% 6/1/14	15	16
11.5% 10/1/15 to 11/1/15	11	12
12% 2/1/13 to 11/1/19	4	4
12.5% 1/1/13 to 6/1/19	74	80
13% 12/1/13 to 5/1/17	7	7
14% 11/1/12 to 4/1/16	1	1
		24,159
Ginnie Mae - 7.6%
4% 9/15/25	500	543
4.5% 3/15/25 to 6/15/25	3,244	3,545
4.515% 3/20/62 (f)	4,181	4,715
4.55% 5/20/62 (f)	8,480	9,584
4.556% 12/20/61 (f)	4,436	4,992
4.604% 3/20/62 (f)	2,487	2,813
4.626% 3/20/62 (f)	1,838	2,079
4.65% 3/20/62 (f)	1,631	1,847
4.684% 1/20/62 (f)	5,547	6,270
4.804% 3/20/61 (f)	2,981	3,345
4.834% 3/20/61 (f)	5,303	5,956
5.5% 2/20/60 (f)	12,943	14,439
5.612% 4/20/58 (f)	2,325	2,471
6.5% 8/20/38 to 9/20/38	20,300	23,042
8% 12/15/23	175	203
8.5% 6/15/16 to 2/15/17	2	2
10.5% 9/15/15 to 10/15/21	242	270
11% 5/20/16 to 1/20/21	23	26
13% 10/15/13	1	1
13.25% 8/15/14	2	2
13.5% 12/15/14	1	1
		86,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $179,728)		182,837
Collateralized Mortgage Obligations - 20.3%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 20.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 0.97% 4/25/24 (c)	$ 1,320	$ 1,336
Series 2001-38 Class QF, 1.2155% 8/25/31 (c)	257	262
Series 2002-60 Class FV, 1.2355% 4/25/32 (c)	65	66
Series 2002-74 Class FV, 0.6855% 11/25/32 (c)	2,352	2,368
Series 2002-75 Class FA, 1.2355% 11/25/32 (c)	133	136
Series 2008-76 Class EF, 0.7355% 9/25/23 (c)	866	869
Series 2010-15 Class FJ, 1.1655% 6/25/36 (c)	4,881	4,959
Series 2011-104 Class FK, 0.6055% 3/25/39 (c)	3,792	3,797
Series 2011-63 Class FL, 0.6355% 7/25/41 (c)	6,012	6,036
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	28	31
Series 2002-16 Class PG, 6% 4/25/17	316	339
Series 2002-9 Class PC, 6% 3/25/17	23	25
Series 2003-28 Class KG, 5.5% 4/25/23	725	810
Series 2003-92 Class PD, 4.5% 3/25/17	2,347	2,353
Series 2004-80 Class LD, 4% 1/25/19	493	507
Series 2005-19 Class PA, 5.5% 7/25/34	1,462	1,617
Series 2005-52 Class PB, 6.5% 12/25/34	220	234
Series 2005-64 Class PX, 5.5% 6/25/35	1,431	1,603
Series 2012-94 Class E, 3% 6/25/22	3,020	3,188
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	88	93
Series 2002-57 Class BD, 5.5% 9/25/17	81	87
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,283
Series 2004-91 Class Z, 5% 12/25/34	2,149	2,438
Series 2005-47 Class HK, 4.5% 6/25/20	1,790	1,943
Series 2007-113 Class DB, 4.5% 12/25/22	2,930	3,271
Series 2009-14 Class EB, 4.5% 3/25/24	1,800	1,958
Series 2009-59 Class HB, 5% 8/25/39	960	1,071
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,928
Series 2009-82 Class FD, 1.0855% 10/25/39 (c)	2,180	2,219
Series 2010-139 Class NI, 4.5% 2/25/40 (d)	2,416	339
Series 2010-39 Class FG, 1.1555% 3/25/36 (c)	2,690	2,745
Series 2011-67 Class AI, 4% 7/25/26 (d)	941	106
Freddie Mac:
floater:
Series 240 Class F30, 0.5395% 7/15/36 (c)	4,396	4,401
Series 2526 Class FC, 0.6395% 11/15/32 (c)	365	367
Series 2630 Class FL, 0.7395% 6/15/18 (c)	29	30
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 2711 Class FC, 1.1395% 2/15/33 (c)	$ 1,715	$ 1,742
Series 3419 Class FD, 1.0095% 2/15/38 (c)	2,191	2,227
Series 3835 Class FC, 0.5895% 5/15/38 (c)	6,613	6,621
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	92	98
Series 2376 Class JE, 5.5% 11/15/16	84	90
Series 2381 Class OG, 5.5% 11/15/16	52	55
Series 2425 Class JH, 6% 3/15/17	109	117
Series 2640 Class GE, 4.5% 7/15/18	3,217	3,388
Series 2672 Class MG, 5% 9/15/23	1,630	1,892
Series 2684 Class FP, 0.7395% 1/15/33 (c)	3,126	3,136
Series 2695 Class DG, 4% 10/15/18	1,635	1,738
Series 2802 Class OB, 6% 5/15/34	1,355	1,577
Series 2810 Class PD, 6% 6/15/33	441	459
Series 3415 Class PC, 5% 12/15/37	627	684
Series 3741 Class YU, 3.5% 11/15/22	3,042	3,204
Series 3763 Class QA, 4% 4/15/34	1,124	1,215
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,094	1,224
Series 2145 Class MZ, 6.5% 4/15/29	1,697	1,932
Series 2357 Class ZB, 6.5% 9/15/31	905	1,018
Series 2570 Class CU, 4.5% 7/15/17	2	2
Series 2582 Class CG, 4% 11/15/17	1,918	1,952
Series 2877 Class ZD, 5% 10/15/34	2,779	3,123
Series 2998 Class LY, 5.5% 7/15/25	295	343
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,326
Series 3013 Class VJ, 5% 1/15/14	489	501
Series 3277 Class B, 4% 2/15/22	1,200	1,315
Series 3578, Class B, 4.5% 9/15/24	1,820	1,993
Series 3659 Class EJ 3% 6/15/18	1,632	1,685
Series 3675 Class CA, 3% 4/15/20	12,764	13,226
Series 2715 Class NG, 4.5% 12/15/18	890	960
Ginnie Mae:
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	875	898
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (d)	1,221	224
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.737% 7/20/37 (c)	$ 736	$ 742
Series 2008-2 Class FD, 0.717% 1/20/38 (c)	198	200
Series 2009-116 Class KF, 0.7685% 12/16/39 (c)	893	900
Series 2010-14 Class QF, 0.6885% 2/16/40 (c)	4,297	4,340
Series 2010-53 Class FC, 1.057% 4/20/40 (c)	2,151	2,181
Series 2010-H17 Class FA, 0.5742% 7/20/60 (c)(f)	3,757	3,711
Series 2010-H18 Class AF, 0.5448% 9/20/60 (c)(f)	3,873	3,825
Series 2010-H19 Class FG, 0.5448% 8/20/60 (c)(f)	4,971	4,910
Series 2010-H27 Series FA, 0.6248% 12/20/60 (c)(f)	1,177	1,166
Series 2011-75:
Class FG, 0.637% 5/20/41 (c)	2,272	2,285
Class FM, 0.637% 5/20/41 (c)	2,475	2,489
Series 2011-H03 Class FA, 0.7448% 1/20/61 (c)(f)	3,578	3,571
Series 2011-H05 Class FA, 0.7448% 12/20/60 (c)(f)	2,460	2,455
Series 2011-H07 Class FA, 0.7448% 2/20/61 (c)(f)	4,047	4,038
Series 2011-H12 Class FA, 0.7348% 2/20/61 (c)(f)	4,990	4,977
Series 2011-H13 Class FA, 0.7448% 4/20/61 (c)(f)	2,061	2,057
Series 2011-H14:
Class FB, 0.7448% 5/20/61 (c)(f)	2,236	2,231
Class FC, 0.7448% 5/20/61 (c)(f)	2,275	2,270
Series 2011-H17 Class FA, 0.7748% 6/20/61 (c)(f)	2,884	2,883
Series 2011-H21 Class FA, 0.8448% 10/20/61 (c)(f)	2,925	2,933
Series 2012-H01 Class FA, 0.9448% 11/20/61 (c)(f)	2,330	2,349
Series 2012-H03 Class FA, 0.9448% 1/20/62 (c)(f)	1,417	1,429
Series 2012-H06 Class FA, 0.8748% 1/20/62 (c)(f)	2,170	2,180
Series 2012-H07 Class FA, 0.8748% 3/20/62 (c)(f)	1,272	1,278
floater planned amortization class Series 2007-35 Class KF, 0.5385% 6/16/37 (c)	1,823	1,826
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 555	$ 573
Series 2010-99 Class PT, 3.5% 8/20/33	671	694
Series 2011-68 Class EC, 3.5% 4/20/41	2,411	2,601
Series 2011-79 Class PO, 6/20/40 (e)	3,902	3,619
Series 1999-18 Class Z, 6.25% 5/16/29	2,681	3,093
Series 2010-42 Class OP, 4/20/40 (e)	5,146	4,772
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	10,471	11,487
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,423	4,998
Series 2010-H17 Class XP, 5.3019% 7/20/60 (c)(f)	6,019	6,808
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	4,406	4,954
Series 2012-64 Class KB, 3.0545% 5/20/41 (c)	1,063	1,168
Series 2012-97 Class JF, 0.483% 8/16/42 (c)	1,640	1,637
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,008)		229,410
Commercial Mortgage Securities - 3.7%

Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,283	1,320
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	6,187
Series K009 Class A2, 3.808% 8/25/20	3,100	3,519
Series K017 Class A2, 2.873% 12/25/21	6,140	6,526
Series K705 Class A1, 1.626% 7/25/18	3,710	3,801
Series K710 Class A2, 1.883% 5/25/19	3,433	3,508
Series K706:
Class A1, 1.691% 6/25/18	2,941	3,018
Class A2, 2.323% 10/25/18	5,140	5,399
Series K709 Class A1, 1.56% 10/25/18	1,933	1,979
Freddie Mac Multi-Class pass-thru certificates:
floater Series K707 Class A2, 2.22% 12/25/18	4,510	4,713
Series K501 Class A2, 1.655% 11/25/16	2,080	2,138
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,935)		42,108
Nonconvertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.4%
Thrifts & Mortgage Finance - 0.4%
General Electric Capital Corp. 2.625% 12/28/12 (Cost $4,372)	$ 4,364	$ 4,398
Foreign Government and Government Agency Obligations - 1.7%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	3,897	5,194
5.5% 12/4/23	10,700	14,234
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $16,828)		19,428
Cash Equivalents - 0.5%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 8/31/12 due 9/4/12 (Collateralized by U.S. Government Obligations) # (Cost $5,889)	$ 5,889	5,889
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,156,351)		1,187,897
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(55,973)
NET ASSETS - 100%		$ 1,131,924
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3.5% 9/1/42	$ (24,000)	(25,448)
3.5% 9/1/42	(24,000)	(25,447)
TOTAL TBA SALE COMMITMENTS (Proceeds $50,691)		$ (50,895)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
170 CBOT 10-Year U.S. Treasury Note Contracts	Dec. 2012	$ 22,732	$ 180
302 CBOT 2-Year U.S. Treasury Note Contracts	Dec. 2012	66,615	37
9 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Dec. 2012	1,521	23
TOTAL TREASURY CONTRACTS		$ 90,868	$ 240
The face value of futures purchased as a percentage of net assets is 8%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 2.4375% with JPMorgan Chase, Inc.	June 2042	$ 900	$ 3
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $355,000.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,889,000 due 9/04/12 at 0.18%
Credit Suisse Securities (USA) LLC	$ 3,538
Mizuho Securities USA, Inc.	1,465
RBS Securities, Inc.	886
$ 5,889
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 703,827	$ -	$ 703,827	$ -
U.S. Government Agency - Mortgage Securities	182,837	-	182,837	-
Collateralized Mortgage Obligations	229,410	-	229,410	-
Commercial Mortgage Securities	42,108	-	42,108	-
Corporate Bonds	4,398	-	4,398	-
Foreign Government and Government Agency Obligations	19,428	-	19,428	-
Cash Equivalents	5,889	-	5,889	-
Total Investments in Securities:	$ 1,187,897	$ -	$ 1,187,897	$ -
Derivative Instruments:
Assets:
Futures Contracts	$ 240	$ 240	$ -	$ -
Swap Agreements	3	-	3	-
Total Derivative Instruments:	$ 243	$ 240	$ 3	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (50,895)	$ -	$ (50,895)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 240	$ -
Swap Agreements (b)	3	-
Total Value of Derivatives	$ 243	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $5,889) - See accompanying schedule: Unaffiliated issuers (cost $1,156,351)		$ 1,187,897
Receivable for investments sold, regular delivery		10,065
Receivable for TBA sale commitments		50,691
Receivable for fund shares sold		631
Interest receivable		3,009
Receivable for daily variation margin on futures contracts		151
Swap agreements at value		3
Total assets		1,252,447

Liabilities
Payable for investments purchased Regular delivery	$ 18,083
Delayed delivery	50,544
TBA sale commitments, at value	50,895
Payable for fund shares redeemed	479
Distributions payable	96
Accrued management fee	298
Other affiliated payables	128
Total liabilities		120,523

Net Assets		$ 1,131,924
Net Assets consist of:
Paid in capital		$ 1,081,059
Undistributed net investment income		325
Accumulated undistributed net realized gain (loss) on investments		18,955
Net unrealized appreciation (depreciation) on investments		31,585
Net Assets, for 102,038 shares outstanding		$ 1,131,924
Net Asset Value, offering price and redemption price per share ($1,131,924 ÷ 102,038 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2012

Investment Income
Interest		$ 18,765

Expenses
Management fee	$ 3,679
Transfer agent fees	1,164
Fund wide operations fee	391
Independent trustees' compensation	4
Miscellaneous	3
Total expenses before reductions	5,241
Expense reductions	(2)	5,239
Net investment income (loss)		13,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,368
Futures contracts	317
Swap agreements	12
Total net realized gain (loss)		23,697
Change in net unrealized appreciation (depreciation) on: Investment securities	(6,597)
Futures contracts	235
Swap agreements	3
Delayed delivery commitments	(252)
Total change in net unrealized appreciation (depreciation)		(6,611)
Net gain (loss)		17,086
Net increase (decrease) in net assets resulting from operations		$ 30,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2012	One month ended August 31, 2011	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,526	$ 1,396	$ 20,392
Net realized gain (loss)	23,697	6,823	29,406
Change in net unrealized appreciation (depreciation)	(6,611)	8,663	(13,873)
Net increase (decrease) in net assets resulting from operations	30,612	16,882	35,925
Distributions to shareholders from net investment income	(13,631)	(1,500)	(20,486)
Distributions to shareholders from net realized gain	(20,299)	-	(35,778)
Total distributions	(33,930)	(1,500)	(56,264)
Share transactions Proceeds from sales of shares	143,185	26,596	190,884
Reinvestment of distributions	30,880	1,354	51,734
Cost of shares redeemed	(244,906)	(28,700)	(448,298)
Net increase (decrease) in net assets resulting from share transactions	(70,841)	(750)	(205,680)
Total increase (decrease) in net assets	(74,159)	14,632	(226,019)

Net Assets
Beginning of period	1,206,083	1,191,451	1,417,470
End of period (including undistributed net investment income of $325 and undistributed net investment income of $429 and undistributed net investment income of $534, respectively)	$ 1,131,924	$ 1,206,083	$ 1,191,451
Other Information Shares
Sold	13,011	2,397	17,484
Issued in reinvestment of distributions	2,804	122	4,756
Redeemed	(22,273)	(2,589)	(41,337)
Net increase (decrease)	(6,458)	(70)	(19,097)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2012	2011 E	2011 G	2010 G	2009 G	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36	$ 9.97
Income from Investment Operations
Net investment income (loss) D	.128	.013	.171	.214	.278	.398
Net realized and unrealized gain (loss)	.159	.151	.155	.423	.439	.413
Total from investment operations	.287	.164	.326	.637	.717	.811
Distributions from net investment income	(.129)	(.014)	(.172)	(.212)	(.277)	(.421)
Distributions from net realized gain	(.188)	-	(.284)	(.125)	-	-
Total distributions	(.317)	(.014)	(.456)	(.337)	(.277)	(.421)
Net asset value, end of period	$ 11.09	$ 11.12	$ 10.97	$ 11.10	$ 10.80	$ 10.36
Total Return B, C	2.63%	1.49%	3.04%	6.02%	6.98%	8.24%
Ratios to Aver age Net Assets F
Expenses before reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45% A	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45% A	.45%	.45%	.45%	.45%
Net investment income (loss)	1.16%	1.37% A	1.57%	1.98%	2.59%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 1,132	$ 1,206	$ 1,191	$ 1,417	$ 1,563	$ 974
Portfolio turnover rate	198%	258% A	339%	227%	305%	318%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the one month period ended August 31. The Fund changed its fiscal year end from July 31 to August 31, effective August 31, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the period ended July 31.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

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2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, market discount, deferred trustees compensation and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 31,629
Gross unrealized depreciation	(870)
Net unrealized appreciation (depreciation) on securities and other investments	$ 30,759

Tax Cost	$ 1,157,138

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,114
Undistributed long-term capital gain	$ 13,985
Net unrealized appreciation (depreciation)	$ 30,762

The tax character of distributions paid was as follows:

	August 31, 2012	One month ended August 31, 2011	July 31, 2011
Ordinary Income	$ 25,157	$ 1,500	$ 38,134
Long-term Capital Gains	8,773	-	18,130
Total	$ 33,930	$ 1,500	$ 56,264

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which

Annual Report

3. Operating Policies - continued

Repurchase Agreements - continued

are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 317	$ 235
Swap Agreements	12	3
Totals (a)	$ 329	$ 238

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest

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4. Derivative Instruments - continued

Swap Agreements - continued

rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,609 and $1,051, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $31.

Annual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Intermediate Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 15, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on October 08, 2012, to shareholders of record at the opening of business on October 05 2012, a distribution of $.192 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $14,782,081, or, if subsequently determined to be different, the net capital gain of such year.

A total of 55.64% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $8,416,238 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SLM-UANN-1012
1.844592.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	2.83%	6.12%	5.42%
Class T (incl. 4.00% sales charge) C	2.85%	6.12%	5.38%
Class B (incl. contingent deferred sales charge) D	1.36%	5.91%	5.30%
Class C (incl. contingent deferred sales charge) E	5.34%	6.24%	5.20%

A From October 15, 2002.

B As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns between June 16, 2004 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year, past five years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Total Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on October 15, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Ford O'Neil, Lead Portfolio Manager Fidelity Advisor® Total Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 7.11%, 7.14%, 6.36% and 6.34%, respectively (excluding sales charges), outpacing the Barclays® U.S. Aggregate Bond Index and straddling the 6.44% gain of the Barclays U.S. Universal Bond Index. Security selection in the investment-grade subportfolio, along with overall asset allocation, delivered a big boost to the fund's performance versus the Barclays Aggregate Bond index. Positioning among Treasuries was quite beneficial, led by holdings in out-of-index long-maturity Treasury Inflation-Protected Securities (TIPS), as was yield-curve positioning. An overweighting in commercial mortgage-backed securities worked in the fund's favor, as did its focus on government-agency-backed residential mortgage securities that offered higher yields and/or some measure of prepayment protection. Among investment-grade corporate bonds, our emphasis on strong-performing financials and utilities more than offset what we lost by underweighting industrials. In terms of portfolio asset allocation, investing outside the benchmark in high-yield bonds, leveraged loans and emerging-markets debt meaningfully contributed, but our decision to underweight government-agency-backed debentures detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,036.20	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,036.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,032.30	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,032.20	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Total Bond	.45%
Actual		$ 1,000.00	$ 1,037.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,037.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 59.2%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 4.2%	AAA 5.4%
AA 2.0%	AA 2.6%
A 5.5%	A 5.7%
BBB 14.0%	BBB 12.3%
BB and Below 8.2%	BB and Below 11.0%
Not Rated 0.6%	Not Rated 1.0%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.2%		Corporate Bonds 24.2%
	U.S. Government and U.S. Government Agency Obligations 59.2%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 1.7%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 5.3%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Stocks 0.1%		Stocks 0.2%
	Other Investments 4.7%		Other Investments 5.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	5.1%	** Foreign investments	5.4%
* Futures and Swaps	(0.3)%	** Futures and Swaps	1.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 22.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		$ 2,400,000	$ 2,349,600
5.5% 7/13/16		300,000	287,250
			2,636,850
Nonconvertible Bonds - 22.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,215,200
Delphi Corp. 5.875% 5/15/19		1,685,000	1,807,163
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,900,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,640,450
7.75% 8/15/18		1,400,000	1,519,000
			9,081,813
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		575,000	621,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,259,950
8.25% 6/15/21		5,205,000	5,465,250
			9,346,200
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,000,000	1,040,000
6.5% 5/20/21		156,000	163,410
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,330,000	1,296,750
			2,500,160
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,749,900
7.5% 4/15/21 (f)		1,700,000	1,810,500
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)		309,000	222,480
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		2,070,000	2,199,375
7.625% 1/15/16 (f)		1,930,000	2,036,150
11.5% 1/15/17 pay-in-kind (l)		1,652,030	1,747,022
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 6.75% 6/1/19		$ 475,000	$ 509,438
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,839,375
Host Marriott LP 6.375% 3/15/15		96,000	97,020
ITT Corp. 7.375% 11/15/15		250,000	288,291
MGM Mirage, Inc.:
6.625% 7/15/15		3,475,000	3,631,375
7.5% 6/1/16		4,130,000	4,315,850
7.625% 1/15/17		5,355,000	5,529,038
7.75% 3/15/22		1,895,000	1,895,000
8.625% 2/1/19 (f)		2,940,000	3,116,400
11.375% 3/1/18		1,845,000	2,117,138
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	513,825
7.5% 10/15/27		1,885,000	1,965,113
yankee 7.25% 6/15/16		3,985,000	4,403,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		848,389	975,648
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	830,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,080,338
			47,235,884
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,495,000	1,509,950
7.5% 9/15/22		1,210,000	1,249,325
9.1% 9/15/17		705,000	776,381
Lennar Corp.:
6.95% 6/1/18		4,640,000	5,028,600
12.25% 6/1/17		1,135,000	1,481,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16		3,000,000	3,135,000
7.875% 8/15/19		1,760,000	1,958,000
8.5% 5/15/18 (e)		970,000	982,125
9.875% 8/15/19		2,560,000	2,707,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 6,495,000	$ 7,209,450
10.75% 9/15/16		2,370,000	2,861,775
			28,898,981
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,022,300
10.125% 7/1/20		785,000	845,838
			2,868,138
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	679,589
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,495,163
8.625% 9/15/17		3,505,000	4,013,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,263,188
6.625% 1/31/22		1,290,000	1,391,588
7% 1/15/19		8,610,000	9,320,325
7.25% 10/30/17		3,380,000	3,692,650
7.875% 4/30/18		865,000	938,525
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,180,000	5,562,025
Comcast Corp.:
3.125% 7/15/22		5,411,000	5,655,036
4.65% 7/15/42		9,896,000	10,568,295
4.95% 6/15/16		2,344,000	2,667,149
5.15% 3/1/20		435,000	518,064
5.7% 5/15/18		14,629,000	17,699,276
6.4% 3/1/40		432,000	568,494
6.45% 3/15/37		2,196,000	2,837,397
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,600,268
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,579,500
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,642,552
6.35% 6/1/40		6,392,000	8,222,988
DISH DBS Corp. 4.625% 7/15/17 (f)		1,640,000	1,656,400
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	400,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
3.65% 4/30/15		$ 3,514,000	$ 3,762,345
5.15% 4/30/20		11,614,000	13,715,298
6.4% 4/30/40		18,278,000	23,718,447
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,345,162
News America, Inc.:
6.15% 3/1/37		4,759,000	5,783,303
6.15% 2/15/41		11,572,000	14,239,670
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,095,475
Quebecor Media, Inc.:
7.75% 3/15/16		2,392,000	2,463,760
7.75% 3/15/16		2,485,000	2,559,550
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	10,543,097
6.2% 7/1/13		2,898,000	3,030,972
6.75% 7/1/18		13,763,000	17,222,729
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,407
5.875% 11/15/16		368,000	435,747
6.2% 3/15/40		11,792,000	14,494,856
6.5% 11/15/36		9,243,000	11,559,869
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,508,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (f)		660,000	722,700
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,760,400
8.5% 5/15/21 (f)		5,960,000	5,974,900
UPC Holding BV 9.875% 4/15/18 (f)		1,190,000	1,335,775
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,068,332
Viacom, Inc. 6.75% 10/5/37		1,460,000	1,941,178
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,445,500
			247,007,694
Specialty Retail - 0.1%
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,911,098
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		6,315,000	7,009,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 556,571
Toys 'R' Us, Inc. 7.375% 9/1/16 (f)		1,805,000	1,818,538
			14,295,857
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,712,500
Levi Strauss & Co. 6.875% 5/1/22		1,820,000	1,888,250
			4,600,750
TOTAL CONSUMER DISCRETIONARY			365,835,477
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17		2,703,000	2,760,714
3.25% 5/15/22		3,206,000	3,324,154
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,056,927
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,048,513
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	365,628
5.875% 1/15/36		12,336,000	14,759,481
6.375% 6/15/14		3,374,000	3,690,447
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	11,087,223
			41,093,087
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20		6,535,000	6,714,713
9.5% 6/15/17		4,960,000	5,108,800
US Foodservice, Inc. 8.5% 6/30/19 (f)		2,335,000	2,405,050
			14,228,563
Food Products - 0.3%
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,385,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,340,500
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,784,426
6.125% 2/1/18		10,623,000	12,927,362
6.5% 8/11/17		10,238,000	12,589,146
6.5% 2/9/40		2,564,000	3,536,705
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 587,566
MHP SA 10.25% 4/29/15 (f)		985,000	976,381
Post Holdings, Inc. 7.375% 2/15/22 (f)		1,855,000	1,952,388
			48,079,474
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,312,800
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,545,774
4.25% 8/9/42		9,573,000	9,356,918
9.7% 11/10/18		23,631,000	33,928,279
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,634,860
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,505,736
7.25% 6/15/37		5,056,000	6,484,871
			73,456,438
TOTAL CONSUMER STAPLES			179,170,362
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,209,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,015,349
5.35% 3/15/20 (f)		8,816,000	9,670,923
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,403,366
5% 10/1/21		7,366,000	8,050,382
6.5% 4/1/20		738,000	870,484
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,582,000
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,485,000
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,514,475
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20		975,000	989,625
8% 9/1/17		1,605,000	1,733,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Offshore Group Investment Ltd.:
11.5% 8/1/15		$ 3,475,000	$ 3,848,563
11.5% 8/1/15 (f)		1,920,000	2,126,400
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,028,125
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,396,538
Precision Drilling Corp.:
6.5% 12/15/21		170,000	178,500
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,980,000	3,311,376
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,387,906
6.375% 12/15/21		9,999,000	12,053,295
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,263,703
5.15% 3/15/13		2,840,000	2,900,219
			95,008,454
Oil, Gas & Consumable Fuels - 3.1%
Afren PLC 11.5% 2/1/16 (f)		520,000	583,700
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	560,907
6.375% 9/15/17		19,790,000	23,665,733
Antero Resources Finance Corp.:
7.25% 8/1/19		1,080,000	1,152,900
9.375% 12/1/17		2,915,000	3,213,788
Apache Corp.:
3.25% 4/15/22		8,647,000	9,280,073
4.75% 4/15/43		9,180,000	10,544,286
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,714,060
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,198,388
6.875% 11/15/20		1,195,000	1,239,813
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	691,210
6.125% 7/15/22		1,240,000	1,289,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,951,810
5.75% 2/1/19		2,930,000	3,636,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc. 8% 4/1/17		$ 270,000	$ 290,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		800,000	812,000
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	588,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,024,145
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,640,328
6.45% 11/3/36 (f)		13,741,000	15,866,307
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,335,500
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,232,496
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,870,558
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	529,041
5.65% 4/1/13		697,000	714,672
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		545,000	545,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	515,313
8.5% 9/15/16		1,950,000	2,035,410
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,158
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,012,605
7% 5/5/20 (f)		1,635,000	1,996,826
9.125% 7/2/18 (f)		1,855,000	2,418,549
11.75% 1/23/15 (f)		1,440,000	1,737,072
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (f)		3,790,000	3,780,525
8.625% 4/15/20		2,685,000	2,899,800
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,703,051
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,175,293
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,017,525
6.85% 1/15/40 (f)		5,937,000	7,828,012
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,913,016
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,335,438
Newfield Exploration Co. 5.625% 7/1/24		850,000	922,250
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,233,204
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,755,000	1,553,175
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,826,000	2,127,290
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (f)		$ 2,795,000	$ 2,417,675
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,775,000	1,863,750
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	744,975
6.625% 6/15/35		1,470,000	1,826,475
Petro-Canada 6.05% 5/15/18		3,850,000	4,693,323
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		1,420,000	1,451,950
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,701,447
5.375% 1/27/21		20,889,000	23,245,906
5.75% 1/20/20		6,930,000	7,809,472
6.875% 1/20/40		570,000	713,697
7.875% 3/15/19		10,517,000	13,040,270
8.375% 12/10/18		775,000	976,771
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,451,250
7.25% 8/15/18		1,330,000	1,506,225
Petroleos de Venezuela SA:
4.9% 10/28/14		4,315,000	3,872,713
5% 10/28/15		990,000	829,125
5.375% 4/12/27		1,145,000	704,175
5.5% 4/12/37		780,000	468,000
8% 11/17/13		415,000	416,453
8.5% 11/2/17 (f)		7,980,000	7,082,250
9% 11/17/21 (Reg. S)		2,265,000	1,868,625
12.75% 2/17/22 (f)		3,580,000	3,588,950
Petroleos Mexicanos:
4.875% 1/24/22 (f)		12,332,000	13,842,670
5.5% 1/21/21		12,069,000	14,090,558
5.5% 6/27/44 (f)		14,012,000	15,238,050
6% 3/5/20		1,108,000	1,321,290
6.5% 6/2/41		350,000	432,250
6.5% 6/2/41 (f)		28,669,000	35,621,233
6.625% (f)(g)		3,125,000	3,281,250
8% 5/3/19		420,000	548,100
Phillips 66:
4.3% 4/1/22 (f)		12,618,000	13,750,781
5.875% 5/1/42 (f)		10,804,000	12,771,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		$ 5,217,000	$ 5,515,637
3.95% 9/15/15		5,869,000	6,344,682
4.25% 9/1/12		485,000	485,000
6.125% 1/15/17		6,185,000	7,334,717
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,373,750
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,000,000	1,075,020
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	899,925
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	912,600
6.5% 5/27/41 (f)		1,000,000	1,127,500
Quicksilver Resources, Inc. 7.125% 4/1/16		2,695,000	2,169,475
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	4,773,000
5.5% 9/30/14 (f)		6,670,000	7,186,925
5.832% 9/30/16 (f)		1,191,093	1,298,291
6.75% 9/30/19 (f)		4,366,000	5,413,840
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		3,392,000	3,493,760
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	2,940,650
Ship Finance International Ltd. 8.5% 12/15/13		575,000	573,563
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	385,755
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	355,155
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,972
4.6% 6/15/21		2,694,000	2,926,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		560,000	583,800
6.875% 2/1/21		685,000	736,375
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,399,563
Williams Partners LP 4.125% 11/15/20		2,399,000	2,598,537
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc.:
5.25% 1/15/17		$ 610,000	$ 642,025
6% 1/15/22		1,130,000	1,194,975
			473,213,444
TOTAL ENERGY			568,221,898
FINANCIALS - 8.2%
Capital Markets - 0.9%
BlackRock, Inc.:
3.375% 6/1/22		7,840,000	8,295,002
4.25% 5/24/21		5,000,000	5,634,190
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	18,199,515
5.625% 1/15/17		3,200,000	3,468,067
5.75% 1/24/22		23,446,000	25,888,839
5.95% 1/18/18		4,975,000	5,596,726
6.75% 10/1/37		9,643,000	10,053,628
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,434,082
7.125% 5/15/15		1,717,000	1,884,109
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	4,794,181
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,990,427
5.5% 7/28/21		7,569,000	7,764,939
5.625% 9/23/19		12,714,000	13,163,186
5.75% 1/25/21		5,048,000	5,216,088
6% 4/28/15		1,414,000	1,506,416
6.625% 4/1/18		16,118,000	17,802,315
			140,691,710
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		670,000	686,750
Akbank T.A.S. 5.125% 7/22/15 (f)		1,615,000	1,669,506
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		325,000	396,500
Bank of America NA 5.3% 3/15/17		3,467,000	3,774,010
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,027,338
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 1,705,000	$ 1,717,788
4.75% 2/15/15 (f)		2,175,000	2,262,000
5% 5/15/17		2,135,000	2,215,063
5.25% 3/15/18		1,485,000	1,548,113
5.375% 5/15/20		1,425,000	1,471,313
5.5% 2/15/19 (f)		2,175,000	2,267,438
7% 5/2/16 (f)		2,884,195	2,884,195
7% 5/2/17 (f)		2,479,680	2,479,680
Credit Suisse New York Branch 6% 2/15/18		16,785,000	18,642,797
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,803,950
Discover Bank:
7% 4/15/20		2,030,000	2,389,119
8.7% 11/18/19		12,480,000	15,801,090
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	874,350
Fifth Third Bancorp:
4.5% 6/1/18		798,000	865,741
8.25% 3/1/38		4,667,000	6,524,704
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,416,784
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		6,912,000	6,912,000
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,000,000	1,007,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,986,546
HSBC Holdings PLC 4% 3/30/22		12,331,000	13,229,720
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,435,000	1,492,400
9.25% 10/16/13 (f)		760,000	803,700
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,403,247
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,320,933
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,040,000	969,800
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	401,963
KeyBank NA:
5.45% 3/3/16		3,939,000	4,404,590
5.8% 7/1/14		9,490,000	10,170,091
6.95% 2/1/28		1,977,000	2,374,241
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,873,514
5% 1/17/17		13,700,000	15,358,440
5.25% 9/4/12		3,162,000	3,162,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37		$ 17,999,000	$ 18,021,499
7.5% 5/15/18		6,622,000	7,714,630
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,130,313
7.75% 11/10/14		6,404,000	7,093,711
RSHB Capital SA:
6% 6/3/21 (f)		555,000	560,550
9% 6/11/14 (f)		510,000	563,550
SSB #1 PLC 8.25% 3/10/16		450,000	398,250
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,435,000	1,119,300
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		880,000	891,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	864,736
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,694,533
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		705,000	777,263
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,881,327
5.75% 6/15/17		2,933,000	3,500,324
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,302,387
3.676% 6/15/16		4,301,000	4,679,140
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		1,060,000	1,144,800
			223,926,227
Consumer Finance - 0.6%
Ally Financial, Inc.:
3.6375% 2/11/14 (l)		2,895,000	2,905,856
4.625% 6/26/15		2,605,000	2,673,413
5.5% 2/15/17		2,785,000	2,882,475
Discover Financial Services:
5.2% 4/27/22		12,545,000	13,343,213
6.45% 6/12/17		10,366,000	11,744,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
3.875% 1/15/15		$ 5,000,000	$ 5,202,710
5% 5/15/18		2,390,000	2,572,316
5.875% 8/2/21		1,400,000	1,546,170
12% 5/15/15		2,440,000	3,037,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	324,806
4.625% 1/7/21		5,706,000	6,451,226
5.625% 9/15/17		5,858,000	6,922,779
5.625% 5/1/18		25,000,000	29,610,375
			89,217,454
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,323,000
Bank of America Corp.:
3.875% 3/22/17		3,134,000	3,302,412
5.65% 5/1/18		8,780,000	9,810,245
5.7% 1/24/22		6,876,000	7,780,985
5.75% 12/1/17		21,955,000	24,551,179
6.5% 8/1/16		9,000,000	10,264,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,437,313
BP Capital Markets PLC:
3.625% 5/8/14		418,000	438,804
4.5% 10/1/20		650,000	756,685
4.742% 3/11/21		8,800,000	10,331,842
Capital One Capital V 10.25% 8/15/39		12,196,000	12,561,880
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,333,463
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,496,784
4.75% 5/19/15		25,881,000	27,784,133
5.875% 1/30/42		10,423,000	12,258,980
6.125% 5/15/18		12,245,000	14,202,976
6.5% 8/19/13		13,174,000	13,855,056
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 9.375% 5/1/20 (f)		1,915,000	2,077,775
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		350,000	367,500
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,779,438
6.75% 6/1/18		1,500,000	1,650,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 2,715,000	$ 2,850,750
8% 1/15/18		5,880,000	6,262,200
8% 1/15/18 (f)		620,000	658,750
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	875,000
Indo Energy Finance BV 7% 5/7/18 (f)		1,000,000	1,015,000
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,086,383
4.35% 8/15/21		13,339,000	14,628,935
4.5% 1/24/22		22,046,000	24,497,978
4.95% 3/25/20		17,148,000	19,650,716
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	666,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,460,900
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	331,637
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,778,069
5.15% 3/15/20		3,761,000	4,383,829
TMK Capital SA 7.75% 1/27/18		1,450,000	1,435,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		370,000	401,450
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,445,463
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		735,000	788,288
6.8% 11/22/25 (f)		605,000	703,313
6.902% 7/9/20 (f)		715,000	831,188
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		1,211,391	829,012
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		2,135,000	2,228,406
			279,174,048
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,529,417
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,759,485
Aon Corp.:
3.125% 5/27/16		11,274,000	11,908,670
3.5% 9/30/15		4,451,000	4,693,068
5% 9/30/20		3,854,000	4,419,497
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	600,362
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		$ 1,859,000	$ 1,896,180
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	13,689,963
5.375% 3/15/17		194,000	212,216
6.625% 4/15/42		9,473,000	10,665,168
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,279,285
6.5% 3/15/35 (f)		1,741,000	1,868,868
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,964,346
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,141,066
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,666,330
5% 6/15/15		1,163,000	1,291,917
6.75% 6/1/16		7,610,000	9,101,195
Metropolitan Life Global Funding I 5.125% 4/10/13 (f)		559,000	574,103
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,812,275
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,925,750
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		5,674,000	7,726,405
Pacific LifeCorp 6% 2/10/20 (f)		6,323,000	7,041,286
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,011,264
4.5% 11/16/21		6,390,000	7,045,288
5.15% 1/15/13		2,966,000	3,014,031
5.8% 11/16/41		8,381,000	9,608,096
6.2% 11/15/40		4,318,000	5,091,989
7.375% 6/15/19		3,230,000	4,067,077
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,935,547
Unum Group:
5.625% 9/15/20		8,386,000	9,263,201
5.75% 8/15/42		11,125,000	11,471,099
7.125% 9/30/16		587,000	683,607
			204,958,051
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,242,426
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	374,541
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23		$ 8,745,000	$ 9,154,808
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,399
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,275,306
5.875% 11/30/12		670,000	677,775
DDR Corp. 4.625% 7/15/22		4,746,000	4,921,754
Developers Diversified Realty Corp.:
4.75% 4/15/18		9,273,000	9,939,794
7.5% 4/1/17		5,574,000	6,524,975
7.875% 9/1/20		323,000	400,278
Duke Realty LP:
4.375% 6/15/22		7,323,000	7,654,944
4.625% 5/15/13		1,106,000	1,128,395
5.4% 8/15/14		5,561,000	5,932,658
5.95% 2/15/17		1,109,000	1,247,365
6.25% 5/15/13		14,494,000	14,933,371
6.5% 1/15/18		3,795,000	4,400,310
6.75% 3/15/20		10,379,000	12,507,411
8.25% 8/15/19		75,000	94,849
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,514,439
6% 9/15/17		890,000	990,274
6.25% 12/15/14		6,140,000	6,656,073
6.25% 1/15/17		494,000	550,920
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	463,493
5.9% 4/1/20		2,504,000	2,997,458
6.2% 1/15/17		620,000	721,583
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,676
HMB Capital Trust V 4.0679% 12/15/36 (c)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,506,347
6.25% 6/15/17		1,232,000	1,352,269
6.65% 1/15/18		867,000	962,083
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,914,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		290,000	310,300
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 855,000	$ 950,841
UDR, Inc. 5.5% 4/1/14		5,222,000	5,508,923
Washington (REIT) 5.25% 1/15/14		322,000	336,044
			119,432,307
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13		2,580,000	2,671,714
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,496,342
4.25% 7/15/22		5,809,000	6,063,760
6.125% 4/15/20		3,429,000	3,999,870
Brandywine Operating Partnership LP 5.7% 5/1/17		7,049,000	7,698,735
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,280,750
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,189,528
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,276,239
5.25% 3/15/21		5,708,000	6,304,520
ERP Operating LP:
4.625% 12/15/21		22,997,000	26,376,777
4.75% 7/15/20		7,700,000	8,721,621
5.25% 9/15/14		1,310,000	1,415,054
5.375% 8/1/16		2,768,000	3,152,414
5.5% 10/1/12		3,690,000	3,702,207
5.75% 6/15/17		14,407,000	16,975,696
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	434,250
7.625% 6/1/15		260,000	258,538
Host Hotels & Resorts LP:
4.75% 3/1/23		945,000	968,625
5.875% 6/15/19		2,150,000	2,359,625
6% 11/1/20		105,000	116,025
Liberty Property LP:
4.125% 6/15/22		6,280,000	6,516,536
4.75% 10/1/20		11,282,000	12,293,578
5.125% 3/2/15		1,405,000	1,509,559
5.5% 12/15/16		1,891,000	2,120,966
6.625% 10/1/17		4,835,000	5,682,517
Mack-Cali Realty LP:
4.5% 4/18/22		4,072,000	4,316,328
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19		$ 700,000	$ 859,956
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,920,650
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,862,572
5.5% 1/15/14 (f)		867,000	887,875
5.7% 4/15/17 (f)		2,115,000	2,212,030
Realogy Corp. 7.625% 1/15/20 (f)		965,000	1,043,358
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,906,241
Regency Centers LP:
4.95% 4/15/14		611,000	641,086
5.25% 8/1/15		2,133,000	2,321,649
5.875% 6/15/17		1,089,000	1,251,667
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,729,766
4.125% 12/1/21		7,287,000	8,035,338
4.2% 2/1/15		3,659,000	3,902,675
Tanger Properties LP:
6.125% 6/1/20		14,318,000	16,991,214
6.15% 11/15/15		1,777,000	1,983,802
Ventas Realty LP 4.25% 3/1/22		300,000	320,985
			197,772,638
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		112,350	57,299
TOTAL FINANCIALS			1,255,229,734
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	13,123,128
Celgene Corp. 2.45% 10/15/15		613,000	634,536
			13,757,664
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	454,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 846,375
10.875% 11/15/14		4,115,000	4,269,313
			5,570,263
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)		22,009,000	25,401,401
Community Health Systems, Inc. 5.125% 8/15/18		785,000	809,531
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,043,040
6.3% 8/15/14		3,618,000	3,921,594
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,371,200
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,921,175
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,190,338
6.25% 6/15/14		2,629,000	2,872,253
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,315,000	2,477,050
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,605,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		2,895,000	2,750,250
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,230,241
4.125% 9/15/20		7,486,000	8,136,638
Radiation Therapy Services, Inc. 8.875% 1/15/17		790,000	754,450
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,805,750
			76,019,061
Pharmaceuticals - 0.1%
Mylan, Inc. 6% 11/15/18 (f)		3,030,000	3,226,950
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)		4,500,000	4,747,500
6.875% 12/1/18 (f)		3,440,000	3,620,600
7% 10/1/20 (f)		255,000	263,925
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	766,211
			12,625,186
TOTAL HEALTH CARE			107,972,174
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		$ 572,000	$ 602,868
6.375% 6/1/19 (f)		8,071,000	9,637,630
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		1,930,000	2,065,100
United Technologies Corp.:
3.1% 6/1/22		13,132,000	13,980,839
4.5% 6/1/42		13,132,000	14,949,154
			41,235,591
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		330,501	355,288
6.648% 3/15/19		2,794,815	2,948,530
6.75% 9/15/15 (f)		4,585,000	4,722,550
6.9% 7/2/19		847,481	916,381
Continental Airlines, Inc. 9.25% 5/10/17		2,392,869	2,620,191
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,515,000
6.75% 11/23/15		1,515,000	1,541,513
8.954% 8/10/14		1,740,005	1,770,455
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		640,173	663,412
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,689,922
8.36% 1/20/19		1,337,073	1,450,724
United Air Lines, Inc. 9.875% 8/1/13 (f)		629,000	646,298
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		767,799	740,926
9.75% 1/15/17		1,913,598	2,195,854
12% 1/15/16 (f)		599,661	652,132
			24,429,176
Building Products - 0.1%
Building Materials Corp. of America 6.875% 8/15/18 (f)		3,715,000	4,021,488
HD Supply, Inc.:
8.125% 4/15/19 (f)		3,460,000	3,762,750
11% 4/15/20 (f)		955,000	1,050,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 799,033
USG Corp. 7.875% 3/30/20 (f)		675,000	718,031
			10,351,802
Commercial Services & Supplies - 0.3%
ARAMARK Corp. 3.9446% 2/1/15 (l)		5,440,000	5,426,400
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(l)		7,325,000	7,526,438
Clean Harbors, Inc. 5.25% 8/1/20 (f)		555,000	569,569
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,524,680
International Lease Finance Corp.:
4.875% 4/1/15		2,370,000	2,462,430
5.75% 5/15/16		1,330,000	1,379,875
5.875% 8/15/22		1,830,000	1,830,000
6.25% 5/15/19		1,640,000	1,713,800
8.625% 9/15/15		2,745,000	3,074,400
8.75% 3/15/17		3,700,000	4,264,250
8.875% 9/1/17		1,665,000	1,931,400
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		2,855,000	2,847,863
			38,551,105
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,998,000
Odebrecht Finance Ltd. 7.5% (f)(g)		2,555,000	2,708,300
			4,706,300
Electrical Equipment - 0.0%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		400,000	437,000
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	21,041,698
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	710,500
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,015,000	1,083,513
Road & Rail - 0.0%
Hertz Corp.:
6.75% 4/15/19		1,310,000	1,378,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18		$ 4,330,000	$ 4,665,575
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	710,125
			6,754,475
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
6.75% 4/15/17		1,410,000	1,522,800
9.75% 8/1/18		840,000	962,850
			2,485,650
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,405,300	1,363,141
TOTAL INDUSTRIALS			153,149,951
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		2,930,000	2,534,450
10.125% 11/1/15 pay-in-kind (l)		1,200,000	1,041,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,166,450
6.5% 1/15/28		1,240,000	796,700
			9,538,600
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 4.7% 9/15/22		770,000	773,850
Sanmina-SCI Corp. 7% 5/15/19 (f)		3,580,000	3,571,050
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,090,530
6% 10/1/12		4,835,000	4,853,900
6.55% 10/1/17		1,383,000	1,672,062
			14,961,392
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		630,000	697,725
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (f)		300,000	321,750
First Data Corp. 8.25% 1/15/21 (f)		760,000	753,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,164,752
10.25% 8/15/15		1,765,000	1,800,300
			4,040,152
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,778
4.5% 5/15/21		4,102,000	4,311,723
			4,703,501
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 7.375% 5/1/18		285,000	297,469
Spansion LLC 7.875% 11/15/17		3,465,000	3,378,375
Viasystems, Inc. 7.875% 5/1/19 (f)		1,520,000	1,493,400
			5,169,244
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		395,000	404,381
TOTAL INFORMATION TECHNOLOGY			39,514,995
MATERIALS - 1.0%
Chemicals - 0.3%
Braskem America Finance Co. 7.125% 7/22/41 (f)		735,000	764,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,133,338
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,929,154
4.25% 11/15/20		5,898,000	6,495,898
7.6% 5/15/14		16,974,000	18,836,608
INEOS Finance PLC:
7.5% 5/1/20 (f)		710,000	722,425
8.375% 2/15/19 (f)		1,720,000	1,810,300
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,107,750
LyondellBasell Industries NV:
5% 4/15/19		3,170,000	3,360,200
5.75% 4/15/24		1,480,000	1,679,800
6% 11/15/21		700,000	796,250
NOVA Chemicals Corp. 3.8549% 11/15/13 (l)		2,720,000	2,720,000
			52,356,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,536,210
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,695,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		940,000	1,024,600
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,701,300
			7,957,110
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,895,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	214,500
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		425,000	444,125
8.375% 6/15/19 (f)		575,000	605,188
Sealed Air Corp. 8.125% 9/15/19 (f)		3,155,000	3,502,050
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		850,000	884,000
			8,545,613
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	772,590
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,645,306
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	959,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,362,170
6.375% 11/30/12 (f)		2,002,000	2,024,919
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,728,125
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		1,990,000	1,930,300
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,055,019
9.5% 4/24/18 (Reg. S)		750,000	820,313
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		710,000	678,050
7% 11/1/15 (f)		5,435,000	5,339,888
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,077,725
Metinvest BV 10.25% 5/20/15 (f)		735,000	731,325
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	987,188
MRC Global, Inc. 9.5% 12/15/16		4,535,000	4,943,150
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,725,250
Southern Copper Corp. 6.75% 4/16/40		920,000	1,068,037
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		$ 1,850,000	$ 1,914,750
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,307,008
6.25% 1/23/17		5,581,000	6,398,393
Votorantim Cimentos SA 7.25% 4/5/41 (f)		740,000	791,800
			78,494,381
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. 7.5% 6/1/20		2,125,000	2,305,625
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	211,575
			2,517,200
TOTAL MATERIALS			149,870,427
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,943,200
AT&T, Inc.:
3.875% 8/15/21		8,800,000	9,904,470
5.35% 9/1/40		4,006,000	4,815,420
5.55% 8/15/41		10,000,000	12,451,600
6.3% 1/15/38		16,665,000	21,761,190
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	1,008,833
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,218,705
6.45% 6/15/21		8,152,000	9,103,453
Embarq Corp. 7.995% 6/1/36		4,717,000	5,222,870
Intelsat Ltd. 11.25% 6/15/16		1,504,000	1,582,960
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,431,019
11.5% 2/4/17 pay-in-kind (l)		11,258,205	11,821,115
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		945,000	987,525
Telefonica Emisiones SAU 5.462% 2/16/21		6,967,000	6,409,640
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,870,786
6.1% 4/15/18		6,000,000	7,496,376
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.25% 4/1/37		$ 2,348,000	$ 3,117,879
6.9% 4/15/38		6,295,000	8,937,968
			130,085,009
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,597,707
3.125% 7/16/22		9,218,000	9,455,963
3.625% 3/30/15		731,000	780,598
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,400,000	3,638,000
8.875% 1/15/15 (f)		5,755,000	5,870,100
9.125% 1/15/15 pay-in-kind (f)(l)		3,770,000	3,845,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,315,402
5.875% 10/1/19		5,944,000	6,990,810
6.35% 3/15/40		3,541,000	4,170,661
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,737,188
Nextel Communications, Inc.:
5.95% 3/15/14		5,930,000	5,944,825
7.375% 8/1/15		2,594,000	2,606,970
NII Capital Corp. 7.625% 4/1/21		1,755,000	1,355,738
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,870,000	2,841,300
Sprint Nextel Corp.:
6% 12/1/16		3,155,000	3,218,100
7% 8/15/20		2,305,000	2,356,863
9% 11/15/18 (f)		1,050,000	1,239,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,745,000	1,854,063
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,060,000	3,182,400
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,030,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		510,000	517,650
Vodafone Group PLC 5% 12/16/13		2,864,000	3,026,867
			84,575,605
TOTAL TELECOMMUNICATION SERVICES			214,660,614
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.2%
Electric Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17		$ 3,112,000	$ 3,669,051
AmerenUE 6.4% 6/15/17		2,491,000	2,989,823
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,071,310
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	224,500
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,762,647
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		6,944,000	7,837,811
6.4% 9/15/20 (f)		16,661,000	19,255,134
Edison International 3.75% 9/15/17		6,674,000	7,136,295
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,045,000	438,900
Enel Finance International SA 5.7% 1/15/13 (f)		206,000	208,241
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,799,008
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,596,882
6.05% 8/15/21		9,801,000	10,906,612
InterGen NV 9% 6/30/17 (f)		4,570,000	4,455,750
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,444,481
3.75% 11/15/20		1,450,000	1,501,407
Majapahit Holding BV:
7.75% 1/20/20 (f)		850,000	1,043,375
8% 8/7/19 (f)		485,000	597,763
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,265,225
9.125% 5/1/31		820,000	848,700
Nevada Power Co.:
6.5% 5/15/18		790,000	985,961
6.5% 8/1/18		388,000	486,393
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,592,679
Otter Tail Corp. 9% 12/15/16		2,410,000	2,614,850
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	877,535
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,258,340
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,628,648
6% 12/1/39		7,150,000	9,013,454
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,028,184
			137,538,959
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,090,000	$ 1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	520,444
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,912,993
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		423,000	446,265
7.5% 10/1/18 (f)		1,574,000	1,695,985
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,008,750
			10,805,237
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,788,125
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (f)		2,775,000	3,038,625
7.25% 10/15/21 (f)		3,430,000	3,910,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		305,000	311,481
11.75% 3/1/22 (f)		1,225,000	1,304,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,135,000	3,456,338
9.875% 10/15/20		1,750,000	1,918,438
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,249,675
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	639,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,019,063
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,167,231
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,906,745
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,420,000
The AES Corp.:
7.375% 7/1/21		615,000	704,175
7.75% 10/15/15		2,345,000	2,638,125
8% 10/15/17		4,575,000	5,329,875
			48,801,721
Multi-Utilities - 0.9%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	18,876,440
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	5,149,044
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7606% 9/30/66 (l)		$ 19,226,000	$ 17,503,754
7.5% 6/30/66 (l)		10,345,000	11,185,531
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,519,295
6.5% 9/15/37		7,097,000	9,697,107
National Grid PLC 6.3% 8/1/16		1,589,000	1,835,653
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,332,461
5.25% 9/15/17		843,000	971,918
5.25% 2/15/43		8,869,000	9,820,919
5.4% 7/15/14		1,680,000	1,805,777
5.45% 9/15/20		854,000	975,855
5.8% 2/1/42		6,336,000	7,537,692
5.95% 6/15/41		11,832,000	14,182,178
6.4% 3/15/18		1,654,000	1,979,936
6.8% 1/15/19		6,774,000	8,122,195
Puget Energy, Inc.:
5.625% 7/15/22 (f)		600,000	629,220
6% 9/1/21		2,464,000	2,711,804
6.5% 12/15/20		1,275,000	1,402,500
Sempra Energy 2.3% 4/1/17		14,116,000	14,763,896
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,086,775
			142,089,950
TOTAL UTILITIES			339,235,867
TOTAL NONCONVERTIBLE BONDS			3,372,861,499
TOTAL CORPORATE BONDS (Cost $3,027,727,547)			3,375,498,349
U.S. Government and Government Agency Obligations - 26.2%
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 74,864,698	$ 110,162,195
2.125% 2/15/41		74,359,727	110,185,958
2.5% 1/15/29		21,377,600	30,399,671
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			250,747,824
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds:
2.75% 8/15/42		53,161,000	53,999,934
3% 5/15/42		443,275,000	474,442,552
4.375% 5/15/41		68,183,000	92,931,315
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,939,788
0.25% 8/15/15		227,529,000	227,244,589
0.5% 7/31/17		170,710,000	170,029,891
0.875% 11/30/16		1,503,000	1,528,480
0.875% 4/30/17		203,188,000	206,267,517
0.875% 7/31/19		524,444,000	520,551,577
1.375% 11/30/15		88,617,000	91,587,087
1.75% 5/31/16		263,340,000	276,527,541
1.75% 5/15/22		128,707,000	131,401,867
2% 2/15/22		368,119,000	385,259,357
2.375% 2/28/15		499,922,000	526,128,842
2.625% 7/31/14		316,140,000	330,514,570
2.625% 12/31/14 (i)		273,340,000	288,458,982
TOTAL U.S. TREASURY OBLIGATIONS			3,785,813,889
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,882,106,237)			4,036,561,713
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 9.2%
2.067% 10/1/33 (l)		847,261	891,891
2.558% 6/1/36 (l)		143,587	153,995
2.743% 2/1/36 (l)		750,864	806,744
2.777% 7/1/37 (l)		359,536	386,293
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.82% 12/1/35 (l)		$ 540,123	$ 580,319
3% 10/1/26 to 7/1/42		12,568,701	13,307,591
3% 9/1/27 (h)		13,300,000	14,034,618
3% 9/1/27 (h)		4,900,000	5,170,649
3% 9/1/42 (h)		3,700,000	3,839,378
3% 9/1/42 (h)		38,800,000	40,261,588
3% 9/1/42 (h)		35,400,000	36,733,511
3% 9/1/42 (h)		3,400,000	3,528,077
3% 10/1/42 (h)		37,800,000	39,075,750
3.5% 1/1/41 to 7/1/42		49,089,594	52,351,035
3.5% 9/1/42 (h)		100,000	106,031
3.5% 9/1/42 (h)		14,300,000	15,162,467
3.5% 9/1/42 (h)		28,700,000	30,430,966
3.5% 9/1/42 (h)		14,300,000	15,162,467
4% 9/1/26 to 7/1/42		165,861,114	180,486,162
4% 9/1/41		173,910	187,721
4% 10/1/41		4,265,903	4,636,670
4% 9/1/42 (h)		57,000,000	61,123,597
4% 9/1/42 (h)		63,000,000	67,557,659
4.5% 11/1/18 to 11/1/41		202,276,265	221,514,681
4.5% 9/1/42 (h)		40,700,000	44,051,393
4.5% 9/1/42 (h)		29,700,000	32,145,611
5% 5/1/19 to 6/1/40		90,847,154	99,811,736
5% 9/1/42 (h)		58,900,000	64,329,838
5% 9/1/42 (h)		1,000,000	1,092,187
5.5% 3/1/18 to 3/1/39		163,269,293	180,020,499
5.5% 9/1/42 (h)		47,000,000	51,578,829
6% 4/1/21 to 7/1/41		127,131,385	140,124,041
6.5% 11/1/35		329,445	370,905
TOTAL FANNIE MAE			1,421,014,899
Freddie Mac - 1.5%
3.454% 10/1/35 (l)		204,511	219,763
3.5% 4/1/32 to 6/1/42		21,071,948	22,546,892
4% 12/1/40 to 5/1/42		30,564,842	33,444,754
4% 9/1/41		1,739,596	1,891,742
4% 9/1/42 (h)		25,000,000	26,746,095
4.5% 7/1/25 to 10/1/41		64,804,619	70,220,666
4.5% 9/1/42 (h)		5,800,000	6,244,969
5% 1/1/35 to 8/1/40		30,256,468	33,173,862
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17 to 1/1/40		$ 25,158,432	$ 27,536,088
6% 7/1/37 to 8/1/37		3,951,350	4,346,790
TOTAL FREDDIE MAC			226,371,621
Ginnie Mae - 2.0%
3% 10/1/42 (h)		35,400,000	37,081,978
3.5% 10/15/40 to 7/15/42		21,223,487	23,007,242
3.5% 9/1/42 (h)		22,000,000	23,815,002
4% 1/15/25 to 12/15/41		78,762,524	86,290,573
4.5% 11/20/33 to 4/15/41		59,274,058	65,756,594
5% 3/15/39 to 9/15/41		59,182,763	66,063,454
6% 9/20/38		4,036,776	4,546,316
TOTAL GINNIE MAE			306,561,159
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,919,176,640)			1,953,947,679
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (l)		989,152	762,010
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (l)		424,989	346,711
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (l)		81,022	77,180
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (f)(l)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (f)(l)		4,142,453	2,133,363
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (f)		4,103,402	4,129,529
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,133,287
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,701,981
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)		8,910,000	9,000,401
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,030,579
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,626,284
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,985,174
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,989
Asset-Backed Securities - continued
		Principal Amount (d)	Value
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		$ 7,520,000	$ 7,562,448
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (l)		77,599	58,521
Series 2004-R2 Class M3, 0.7855% 4/25/34 (l)		109,047	43,248
Series 2005-R2 Class M1, 0.6855% 4/25/35 (l)		2,064,696	1,849,187
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		171,000	170,915
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5975% 3/23/19 (f)(l)		162,656	156,149
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (l)		47,932	38,275
Series 2004-W11 Class M2, 0.9355% 11/25/34 (l)		561,149	394,652
Series 2004-W7 Class M1, 0.7855% 5/25/34 (l)		1,542,998	1,095,396
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (l)		1,302,115	393,528
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (l)		2,346,371	1,931,979
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (l)		64,676	482
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(l)		7,217,000	1
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)		3,644,028	3,671,861
BMW Vehicle Lease Trust Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,160,546
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,861,857
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(l)		125,801	113,536
Class B, 0.987% 7/20/39 (f)(l)		263,810	118,055
Class C, 1.337% 7/20/39 (f)(l)		339,379	5,091
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		601,509	612,036
Class B, 5.267% 6/25/35 (f)		1,000,000	1,007,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (f)(l)		154,123	138,803
Capmark VII Ltd. Series 2006-7A Class H, 1.7895% 8/15/36 (f)(l)		533,304	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		7,906,638	7,953,413
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (l)		1,802,588	718,008
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (f)(l)		$ 880,185	$ 651,337
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,029,375
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		5,602,047	5,603,471
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,809,114
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (l)		129,071	128,119
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (l)		11,800	3,737
Series 2004-3 Class M4, 1.2055% 4/25/34 (l)		159,665	72,569
Series 2004-4 Class M2, 1.0305% 6/25/34 (l)		587,945	337,959
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	491,850
Class B2, 1.8106% 12/28/35 (f)(l)		500,000	475,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (f)(l)		100,000	98,500
Class D, 9% 6/28/38 (f)		203,124	132,031
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	507,108
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (l)		38,916	24,267
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (l)		290,872	179,296
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (l)		22,872	9,752
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)		367,242	367,300
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		163,998	164,104
Class A4, 2.98% 8/15/14		4,800,000	4,852,958
Series 2010-B Class A3, 0.98% 10/15/14		4,377,078	4,386,944
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,821,326
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (l)		948,695	296,089
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2555% 1/25/35 (l)		$ 363,547	$ 47,992
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(l)		2,892,000	1,189,480
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		902,698	871,104
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(l)		196,854	185,237
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(l)		1,753,298	1,508,465
Class B, 0.5195% 11/15/34 (f)(l)		633,344	438,042
Class C, 0.6195% 11/15/34 (f)(l)		1,052,592	599,794
Class D, 0.9895% 11/15/34 (f)(l)		399,703	124,161
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (f)(l)		215,708	73,971
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7855% 9/25/46 (f)(l)		1,403,242	1,349,358
Class E, 1.8855% 9/25/46 (f)(l)		250,000	87,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (l)		375,633	293,405
Series 2003-3 Class M1, 1.5255% 8/25/33 (l)		678,750	567,949
Series 2003-5 Class A2, 0.9355% 12/25/33 (l)		32,929	26,901
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (l)		1,522,035	508,803
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,934,502
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (l)		204,000	2,824
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (l)		1,520,141	1,395,573
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (l)		519,111	466,760
Series 2006-A Class 2C, 1.6106% 3/27/42 (l)		3,243,000	154,264
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3955% 11/25/36 (l)		5,356,225	1,936,190
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6655% 5/25/46 (f)(l)		250,000	160,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		13,272	13,341
Class C, 5.691% 10/20/28 (f)		5,899	5,916
Class D, 6.01% 10/20/28 (f)		70,232	70,293
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (l)		784,792	6,167
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (l)		$ 162,992	$ 103,745
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (l)		499,279	331,788
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (l)		1,466,757	1,323,447
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (l)		2,859,684	2,302,070
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (l)		57,368	45,202
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (l)		27,201	11,703
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (l)		399,800	240,767
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (l)		416,362	49,491
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (f)(l)		220,000	195,800
Class C1B, 7.696% 8/28/38 (f)		64,212	51,370
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)		7,651,000	100,396
Series 2006-4 Class D, 1.3355% 5/25/32 (l)		2,481,000	251
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (l)		1,426,957	921,695
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,008,173
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,123,768
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(f)(l)		566,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(f)(l)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (l)		532,896	231,934
Class M4, 1.6855% 9/25/34 (l)		683,353	154,950
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (l)		1,475,804	843,390
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		194,862	194,862
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	530,180
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1855% 9/25/46 (f)(l)		250,000	55,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (l)		5,108	4,317
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (l)		1,268,559	919,535
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(l)		411,598	402,780
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (l)		1,272,000	770,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (l)		63,686	21,670
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		475,493	487,515
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (l)		28,819	26,005
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	109,335
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(l)		2,647,319	33,091
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (f)(l)		400,000	200,000
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (f)(l)		1,275,257	1,160,483
Class A1B, 0.7976% 9/25/26 (f)(l)		1,033,000	878,050
Class A2A, 0.6876% 9/25/26 (f)(l)		768,814	757,282
Class A2B, 0.7776% 9/25/26 (f)(l)		250,000	221,875
Class B, 0.8276% 9/25/26 (f)(l)		250,000	205,000
Class C 0.9976% 9/25/26 (f)(l)		250,000	200,000
Class F, 1.6176% 9/25/26 (f)(l)		250,000	186,250
Class G, 1.8176% 9/25/26 (f)(l)		326,000	235,535
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)		7,938	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(l)		1,789,540	1,181,096
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (f)(l)		491,427	427,542
Class D, 1.2845% 11/21/40 (f)(l)		305,000	112,850
TOTAL ASSET-BACKED SECURITIES (Cost $250,614,565)			255,521,074
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		158,925	44,742
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (f)(l)(n)		8,627,914	304,801
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (l)		$ 1,788,802	$ 1,540,344
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	891,565
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (f)(l)		11,356	11,358
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		49,127	13,995
Series 2003-35 Class B, 4.6386% 9/25/18 (l)		75,999	19,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 0% 6/25/33 (l)		215,141	96,813
Series 2004-3 Class DB4, 5.8253% 4/25/34 (l)		20,447	51
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (l)		1,308,293	1,259,899
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (f)(l)		1,000,000	1,105,996
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(l)		910,000	1,000,528
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		10,124	5
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		53,420	13,355
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (l)		205,017	154,788
Series 2006-1A Class C2, 1.437% 12/20/54 (f)(l)		6,523,000	4,924,865
Series 2006-2 Class C1, 1.177% 12/20/54 (l)		21,543,000	16,264,965
Series 2006-3 Class C2, 0.737% 12/20/54 (l)		1,124,000	848,620
Series 2006-4:
Class B1, 0.417% 12/20/54 (l)		4,521,000	4,125,413
Class C1, 0.997% 12/20/54 (l)		2,767,000	2,089,085
Class M1, 0.577% 12/20/54 (l)		1,190,000	1,035,300
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (l)		2,234,000	1,686,670
Class 1M1, 0.537% 12/20/54 (l)		1,493,000	1,298,910
Class 2C1, 1.197% 12/20/54 (l)		1,015,000	766,325
Class 2M1, 0.737% 12/20/54 (l)		1,917,000	1,667,790
Series 2007-2 Class 2C1, 1.098% 12/17/54 (l)		2,654,000	2,003,770
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (l)		430,241	340,536
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7138% 3/25/37 (l)		4,073,799	4,129,304
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)		$ 2,216,732	$ 2,344,852
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (l)		2,159,278	1,662,304
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	989,518
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (l)		2,522,912	1,614,370
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (l)		6,029,286	4,729,694
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	937,410
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (l)		1,865,850	1,516,856
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (f)(l)		1,101,069	877,291
Class B6, 3.0903% 7/10/35 (f)(l)		245,498	194,084
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(l)		209,235	200,865
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	90,086
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (l)		34,224	30,351
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (l)		414,657	386,477
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (l)		3,200,850	2,752,223
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		110,459	49,707
Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (l)		3,037,239	1,588,607
TOTAL PRIVATE SPONSOR			67,603,488
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		183,585	196,169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,530,628)			67,799,657
Commercial Mortgage Securities - 4.9%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (o)		$ 456,062	$ 442,185
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	205,667
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4864% 2/14/29 (f)(l)		290,368	304,055
Series 1997-D4:
Class B2, 7.525% 4/14/29		563,961	572,511
Class B5, 7.525% 4/14/29		129,000	109,932
Series 1997-D5:
Class A6, 7.1354% 2/14/43 (l)		245,438	246,803
Class A7, 7.3754% 2/14/43 (l)		820,000	824,298
Class PS1, 1.2297% 2/14/43 (l)(n)		1,080,614	31,940
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (l)		1,568,620	1,659,548
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,095,117
Series 2006-5:
Class A2, 5.317% 9/10/47		5,526,415	5,556,882
Class A3, 5.39% 9/10/47		2,653,000	2,814,844
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,157,776
Series 2007-4 Class A3, 5.7921% 2/10/51 (l)		1,869,164	1,944,009
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	109,910
Series 2007-3:
Class A3, 5.6612% 6/10/49 (l)		3,176,000	3,237,856
Class A4, 5.6612% 6/10/49 (l)		3,965,000	4,535,282
Series 2008-1 Class D, 6.2489% 2/10/51 (f)(l)		125,000	44,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,772,786
Series 2002-2 Class F, 5.487% 7/11/43		415,000	417,700
Series 2004-2 Class A4, 4.153% 11/10/38		2,035,414	2,091,864
Series 2005-1 Class A3, 4.877% 11/10/42		746,767	746,240
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		530,000	527,046
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,471,227
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	311,649
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	154,668
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	2,340
Class L, 4.637% 7/10/42 (f)(l)		280,000	506
Series 2004-5 Class G, 5.5625% 11/10/41 (f)(l)		195,000	148,583
Series 2005-1 Class CJ, 5.1989% 11/10/42 (l)		550,000	575,680
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,222,223
Series 2005-6 Class AJ, 5.1929% 9/10/47 (l)		300,000	315,997
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.9895% 11/15/15 (f)(l)		$ 836,124	$ 819,399
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4995% 3/15/22 (f)(l)		230,977	229,855
Class C, 0.5495% 3/15/22 (f)(l)		1,357,000	1,343,621
Class D, 0.5995% 3/15/22 (f)(l)		826,000	813,726
Class E, 0.6395% 3/15/22 (f)(l)		684,000	670,416
Class F, 0.7095% 3/15/22 (f)(l)		615,784	597,397
Class G, 0.7695% 3/15/22 (f)(l)		399,119	379,219
Class J, 1.2895% 3/15/22 (f)(l)		678,000	617,076
Class K, 2.2395% 3/15/22 (f)(l)		427,499	260,835
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (f)(l)		166,047	161,066
Class E, 0.4795% 10/15/19 (f)(l)		1,385,000	1,308,825
Class F, 0.5495% 10/15/19 (f)(l)		3,150,730	2,961,686
Class G, 0.5695% 10/15/19 (f)(l)		1,245,579	1,158,388
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(l)		59,110	42,871
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(l)		116,840	68,331
Class M1, 0.7955% 4/25/34 (f)(l)		93,807	66,710
Class M2, 1.4355% 4/25/34 (f)(l)		86,665	60,942
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(l)		1,515,564	1,093,707
Class M1, 0.6655% 8/25/35 (f)(l)		75,477	44,295
Class M2, 0.7155% 8/25/35 (f)(l)		124,486	66,983
Class M3, 0.7355% 8/25/35 (f)(l)		68,875	34,015
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(l)		536,712	421,939
Class M1, 0.6755% 11/25/35 (f)(l)		64,056	36,032
Class M2, 0.7255% 11/25/35 (f)(l)		81,326	43,877
Class M3, 0.7455% 11/25/35 (f)(l)		72,785	37,435
Class M4, 0.8355% 11/25/35 (f)(l)		90,684	42,699
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(l)		1,268,721	898,826
Class B1, 1.6355% 1/25/36 (f)(l)		109,639	16,089
Class M1, 0.6855% 1/25/36 (f)(l)		409,265	252,721
Class M2, 0.7055% 1/25/36 (f)(l)		122,780	70,817
Class M3, 0.7355% 1/25/36 (f)(l)		179,310	95,779
Class M4, 0.8455% 1/25/36 (f)(l)		99,168	48,430
Class M5, 0.8855% 1/25/36 (f)(l)		99,168	33,079
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.9355% 1/25/36 (f)(l)		$ 105,328	$ 28,074
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(l)		196,302	144,843
Class M1, 0.6155% 4/25/36 (f)(l)		70,209	41,563
Class M2, 0.6355% 4/25/36 (f)(l)		74,180	40,951
Class M3, 0.6555% 4/25/36 (f)(l)		63,826	32,417
Class M4, 0.7555% 4/25/36 (f)(l)		36,168	16,809
Class M5, 0.7955% 4/25/36 (f)(l)		35,105	12,322
Class M6, 0.8755% 4/25/36 (f)(l)		69,996	23,323
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(l)		3,503,299	2,469,751
Class A2, 0.5155% 7/25/36 (f)(l)		173,321	122,562
Class B1, 1.1055% 7/25/36 (f)(l)		64,893	9,188
Class B3, 2.9355% 7/25/36 (f)(l)		60,694	1,852
Class M1, 0.5455% 7/25/36 (f)(l)		181,849	59,489
Class M2, 0.5655% 7/25/36 (f)(l)		128,303	38,255
Class M3, 0.5855% 7/25/36 (f)(l)		106,425	24,014
Class M4, 0.6555% 7/25/36 (f)(l)		71,865	15,264
Class M5, 0.7055% 7/25/36 (f)(l)		88,329	17,050
Class M6, 0.7755% 7/25/36 (f)(l)		131,789	21,146
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(l)		3,745	30
Class M4, 0.6655% 10/25/36 (f)(l)		143,297	21,570
Class M5, 0.7155% 10/25/36 (f)(l)		171,547	11,151
Class M6, 0.7955% 10/25/36 (f)(l)		336,179	7,802
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(l)		747,965	507,944
Class A2, 0.5055% 12/25/36 (f)(l)		3,805,836	1,772,556
Class B1, 0.9355% 12/25/36 (f)(l)		71,466	1,519
Class M1, 0.5255% 12/25/36 (f)(l)		243,457	50,013
Class M2, 0.5455% 12/25/36 (f)(l)		162,305	24,961
Class M3, 0.5755% 12/25/36 (f)(l)		164,575	22,117
Class M4, 0.6355% 12/25/36 (f)(l)		196,922	22,526
Class M5, 0.6755% 12/25/36 (f)(l)		181,032	14,791
Class M6, 0.7555% 12/25/36 (f)(l)		162,305	8,885
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(l)		813,631	438,007
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(l)		770,707	433,967
Class A2, 0.5555% 7/25/37 (f)(l)		720,121	238,656
Class B1, 1.8355% 7/25/37 (f)(l)		104,716	1,443
Class M1, 0.6055% 7/25/37 (f)(l)		252,866	65,599
Class M2, 0.6455% 7/25/37 (f)(l)		138,176	16,582
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7255% 7/25/37 (f)(l)		$ 140,103	$ 13,703
Class M4, 0.8855% 7/25/37 (f)(l)		276,611	22,025
Class M5, 0.9855% 7/25/37 (f)(l)		243,838	17,389
Class M6, 1.2355% 7/25/37 (f)(l)		309,171	15,450
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(l)		753,626	382,623
Class B1, 1.1855% 7/25/37 (f)(l)		183,174	12,317
Class B2, 1.8355% 7/25/37 (f)(l)		430,380	23,392
Class M1, 0.5455% 7/25/37 (f)(l)		163,681	38,015
Class M2, 0.5755% 7/25/37 (f)(l)		175,436	31,147
Class M3, 0.6055% 7/25/37 (f)(l)		276,444	37,907
Class M4, 0.7355% 7/25/37 (f)(l)		434,058	50,665
Class M5, 0.8355% 7/25/37 (f)(l)		225,145	23,033
Class M6, 1.0355% 7/25/37 (f)(l)		171,679	14,969
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (f)(l)		291,207	18,380
Class M2, 1.2855% 9/25/37 (f)(l)		291,207	15,208
Class M4, 1.8355% 9/25/37 (f)(l)		744,809	29,951
Class M5, 1.9855% 9/25/37 (f)(l)		744,809	22,924
Class M6, 2.1855% 9/25/37 (f)(l)		486,481	11,804
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)		3,264,279	132,203
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)		8,346,537	722,570
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4508% 3/11/39 (l)		450,000	433,366
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(l)		400,163	386,091
Class J, 1.0895% 3/15/19 (f)(l)		407,118	372,955
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (f)(l)		655,330	591,716
Class E, 0.5395% 3/15/22 (f)(l)		3,607,157	3,184,860
Class F, 0.5895% 3/15/22 (f)(l)		2,235,922	1,929,440
Class G, 0.6395% 3/15/22 (f)(l)		537,549	453,115
Class H, 0.7895% 3/15/22 (f)(l)		655,330	539,289
Class J, 0.9395% 3/15/22 (f)(l)		655,330	522,906
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		435,607	439,416
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	650,741
Series 2006-T22 Class AJ, 5.5391% 4/12/38 (l)		400,000	412,745
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)		1,112,000	1,302,622
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 70,698
Class I, 5.64% 2/14/31 (f)		201,950	147,898
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,013,756
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,019,796
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(l)(n)		20,026,973	163,518
Series 2006-T22:
Class A4, 5.5391% 4/12/38 (l)		237,000	270,990
Class B, 5.5391% 4/12/38 (f)(l)		200,000	190,597
Series 2006-T24 Class X2, 0.4455% 10/12/41 (f)(l)(n)		3,435,357	16,345
Series 2007-BBA8:
Class K, 1.4395% 3/15/22 (f)(l)		120,000	93,759
Class L, 2.1395% 3/15/22 (f)(l)		253,498	162,406
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (f)(l)(n)		133,870,169	1,249,946
Series 2007-T28 Class X2, 0.1576% 9/11/42 (f)(l)(n)		72,025,455	383,031
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		317,973	319,563
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(l)		703,227	608,997
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,304,388
Class XCL, 1.331% 5/15/35 (f)(l)(n)		7,622,427	148,531
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5599% 12/15/47 (f)(l)		750,000	817,969
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	699,497
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,102	324,645
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		144,820	148,352
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(l)		117,397	116,223
Class H, 0.6093% 8/15/21 (f)(l)		433,548	413,642
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (f)(l)		183,349	179,814
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (l)		1,215,035	1,244,722
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,485,532
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4 Class A3, 5.293% 12/11/49		$ 1,852,000	$ 1,958,397
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	108,262
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	22,463
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	12,251
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	11,538
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	4,937
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	16,481
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	70,149
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (l)		1,902,000	2,043,836
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	828,563
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(l)		125,664	114,352
Series 2005-FL11:
Class B, 0.4895% 11/15/17 (f)(l)		135,349	131,196
Class C, 0.5395% 11/15/17 (f)(l)		1,168,561	1,109,332
Class D, 0.5795% 11/15/17 (f)(l)		60,771	56,475
Class E, 0.6295% 11/15/17 (f)(l)		216,043	198,612
Class F, 0.6895% 11/15/17 (f)(l)		149,679	136,106
Class G, 0.7395% 11/15/17 (f)(l)		103,750	92,267
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (f)(l)		4,060,000	3,705,651
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	547,037
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		529,570	533,541
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,531,007
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,477,530	2,483,629
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,757,832
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(l)		199,000	219,403
Series 2006-C8 Class XP, 0.4663% 12/10/46 (l)(n)		16,251,781	100,712
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		27,517	27,820
Class G, 6.21% 7/15/31 (f)		554,000	558,875
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		110,362	113,128
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		$ 550,000	$ 483,918
Series 1999-C2 Class G, 6% 11/17/32		302,000	232,104
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.2423% 6/10/44 (l)		905,000	786,174
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,271,156
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		420,000	419,930
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	355,950
Class D, 5.547% 5/15/45 (f)		440,000	354,076
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2 Class E, 5.02% 8/15/45 (f)(l)		600,000	469,595
Series 2012-LC4:
Class C, 5.8246% 12/10/44 (l)		260,000	271,228
Class D, 5.8246% 12/10/44 (f)(l)		870,000	739,361
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	504,058
Class F, 4.867% 6/9/28 (f)		645,000	590,278
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)		3,630,108	3,662,728
Class A3, 5.542% 1/15/49 (l)		3,804,000	4,245,477
Series 2007-C3 Class A4, 5.6792% 6/15/39 (l)		28,438,000	31,393,931
Series 2006-C4 Class AAB, 5.439% 9/15/39		5,554,662	5,625,101
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (l)(n)		11,245,165	91,738
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,923,366
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (f)(l)		6,783,000	5,375,202
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8395% 9/15/21 (f)(l)		254,456	176,847
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		867,120	904,368
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		774,152	781,079
Series 1998-C1:
Class F, 6% 5/17/40 (f)		2,147,309	2,275,360
Class H, 6% 5/17/40 (f)		90,317	7,967
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,243,191
Class G, 6.75% 11/15/30 (f)		180,000	198,196
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (l)(n)		498,549	440
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (f)(l)(n)		$ 1,717,918	$ 2,153
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	121,133
Series 2006-C1 Class A3, 5.4157% 2/15/39 (l)		6,794,301	6,954,837
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (f)(l)		721,000	675,010
Class C:
0.4095% 2/15/22 (f)(l)		1,864,711	1,727,120
0.5095% 2/15/22 (f)(l)		665,993	603,532
Class F, 0.5595% 2/15/22 (f)(l)		1,331,815	1,193,590
Class L, 2.1395% 2/15/22 (f)(l)		99,540	13,559
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,460,133	4,459,004
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (l)(n)		27,591,094	154,234
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	370,942
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5568% 11/10/46 (f)(l)		500,000	519,158
Class E, 5.5568% 11/10/46 (f)(l)		770,000	709,311
Class F, 5.5568% 11/10/46 (f)(l)		1,120,000	909,696
Class XB, 0.2463% 11/10/46 (f)(l)(n)		20,920,000	368,589
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	409,190
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2123% 6/10/31 (f)(l)		891,000	911,890
Series 2000-CKP1 Class B3, 7.7593% 11/10/33 (l)		230,000	229,236
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		3,190,000	3,236,422
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (f)		320,000	323,791
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (l)(n)		820,000	136,489
Series KAIV Class X2, 3.6146% 6/25/46 (l)(n)		420,000	90,555
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)		240,599	240,665
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	474,351
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	612,622
Class E, 5.253% 5/5/27 (f)		411,000	424,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		$ 200,000	$ 237,214
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (l)(n)		1,640,000	249,187
Series K012 Class X3, 2.2878% 1/25/41 (l)(n)		1,800,000	244,201
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(l)		1,290,000	1,402,070
Series 2011-K10 Class B, 4.5974% 11/25/49 (f)(l)		240,000	251,129
Series 2011-K11 Class B, 4.4202% 12/25/48 (f)(l)		750,000	774,326
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,265,339	1,265,339
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,776,688
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(l)(n)		1,248,462	15,590
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)		24,682,498	80,021
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	214,268
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		412,661	477,608
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		206,559	212,059
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	261,199
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	224,384
Class K, 6.974% 8/15/36		427,000	177,556
Series 2000-C1 Class K, 7% 3/15/33		17,331	13,089
Series 2003-C3 Class H, 5.7108% 4/10/40 (f)(l)		170,000	151,798
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(l)		715,000	678,210
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	495,818
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,323,861	3,423,514
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,259,479
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	97,040
Class J, 6.306% 1/11/35 (f)		760,000	760,715
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(l)		250,000	230,420
Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	677,102
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (l)		793,025	792,658
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (f)(l)(n)		36,190,607	186,345
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (f)(l)		$ 431,608	$ 428,311
Class F, 0.6858% 6/6/20 (f)(l)		835,001	822,619
Class J, 1.9943% 6/6/20 (f)(l)		250,000	239,417
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(l)		1,994,000	1,974,919
Class D, 2.2018% 3/6/20 (f)(l)		4,004,000	3,966,438
Class F, 2.6334% 3/6/20 (f)(l)		164,000	162,558
Class G, 2.7903% 3/6/20 (f)(l)		81,000	80,286
Class H, 3.3004% 3/6/20 (f)(l)		60,000	59,622
Class J, 4.0852% 3/6/20 (f)(l)		86,000	85,634
Class L, 5.4585% 3/6/20 (f)(l)		400,000	400,374
Series 1997-GL:
Class G, 7.5095% 7/13/30 (l)		776,590	858,686
Class H, 7.7995% 7/13/30 (f)(l)		230,000	241,661
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,584,486	4,588,493
Series 2006-RR2:
Class M, 5.608% 6/23/46 (f)(l)		100,000	0
Class N, 5.608% 6/23/46 (f)(l)		57,153	0
Series 2010-C1:
Class D, 5.9937% 8/10/43 (f)(l)		290,000	303,433
Class E, 4% 8/10/43 (f)		1,240,000	921,569
Class X, 1.5537% 8/10/43 (f)(l)(n)		6,188,639	506,565
Series 2012-GCJ7:
Class C, 5.722% 5/10/45 (l)		630,000	652,764
Class D, 5.721% 5/10/45 (f)		970,000	837,961
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	508,164
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		568,161	576,788
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,372,369	6,456,950
Series 2010-C2:
Class D, 5.2282% 12/10/43 (f)(l)		720,000	692,227
Class XA, 0.684% 12/10/43 (f)(l)(n)		5,555,383	133,763
Series 2011-GC5 Class C, 5.3083% 8/10/44 (f)(l)		1,050,000	1,068,414
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0903% 9/10/22 (f)(l)		1,120,000	1,120,021
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		$ 500,000	$ 506,169
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		935,000	932,859
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		197,916	197,153
Class D, 5.192% 1/12/37		270,000	271,405
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	452,221
Class D, 7.4453% 12/5/27 (f)(l)		1,135,000	1,296,345
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	708,276
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	731,280
Series 2011-C4 Class E, 5.3892% 7/15/46 (f)(l)		370,000	309,154
Series 2012-CBX:
Class C, 5.1909% 6/16/45 (l)		250,000	251,530
Class D, 5.1909% 6/16/45 (f)(l)		690,000	639,727
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3695% 11/15/18 (f)(l)		5,708,534	5,617,283
Class B, 0.4095% 11/15/18 (f)(l)		948,720	924,068
Class C, 0.4495% 11/15/18 (f)(l)		674,039	649,784
Class D, 0.4695% 11/15/18 (f)(l)		205,327	193,832
Class E, 0.5195% 11/15/18 (f)(l)		296,195	273,688
Class F, 0.5695% 11/15/18 (f)(l)		443,480	392,043
Class G, 0.5995% 11/15/18 (f)(l)		385,346	325,238
Class H, 0.7395% 11/15/18 (f)(l)		296,262	238,199
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (l)		4,674,131	4,778,472
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		606,418	636,987
Class A3, 5.336% 5/15/47		9,409,000	10,639,039
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (l)		6,670,000	7,732,671
Series 2007-LD11:
Class A2, 5.7998% 6/15/49 (l)		4,171,749	4,296,539
Class A4, 5.8148% 6/15/49 (l)		10,000,000	11,376,520
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		2,786,077	2,808,491
Class A3, 5.42% 1/15/49		25,732,000	29,366,928
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	113,252
Series 2004-LN2 Class D, 5.2226% 7/15/41 (l)		420,000	303,495
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,880,489	1,906,257
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-LDP5 Class AJ, 5.3162% 12/15/44 (l)		$ 360,000	$ 360,955
Series 2006-CB17 Class A3, 5.45% 12/12/43		498,856	500,260
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (l)		165,000	54,450
Class C, 5.7337% 2/12/49 (l)		424,000	89,040
Class D, 5.7337% 2/12/49 (l)		447,000	91,635
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)		157,000	12,526
Class ES, 5.5652% 1/15/49 (f)(l)		983,000	44,553
Series 2010-C2:
Class D, 5.5284% 11/15/43 (f)(l)		645,000	624,537
Class XB, 0.6692% 11/15/43 (f)(l)(n)		3,600,000	151,591
Series 2011-C5 Class C, 5.3142% 8/15/46 (f)(l)		1,102,648	1,101,691
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (l)		21,615,000	25,412,021
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		529,881	550,074
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,481
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,262,147
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,251,527
Class AM, 5.263% 11/15/40 (l)		137,000	150,928
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	258,541
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)		366,108	366,389
Class AM, 5.413% 9/15/39		1,500,000	1,661,751
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,105,410	1,124,711
Class A3, 5.347% 11/15/38		1,417,000	1,622,295
Class AM, 5.378% 11/15/38		160,000	163,884
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,439,420
Class A4, 5.424% 2/15/40		5,434,000	6,247,470
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,502,684
Series 2007-C6 Class A2, 5.845% 7/15/40		4,810,110	4,923,023
Series 2003-C7 Class L, 5.1147% 7/15/37 (f)(l)		284,000	198,421
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		225,000	205,940
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	279,950
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	701,178
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		$ 740,000	$ 753,732
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		866,000	809,801
Series 2006-C4:
Class AJ, 5.8892% 6/15/38 (l)		1,060,000	944,346
Class AM, 5.8892% 6/15/38 (l)		500,000	537,978
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (l)(n)		8,109,240	55,800
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (l)(n)		3,031,686	18,105
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,776,221
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,394,250
Class XCP, 0.2615% 9/15/45 (l)(n)		122,130,871	799,591
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (f)(l)		608,683	578,249
Class E, 0.5295% 9/15/21 (f)(l)		2,196,145	2,031,434
Class F, 0.5795% 9/15/21 (f)(l)		1,143,094	1,028,785
Class G, 0.5995% 9/15/21 (f)(l)		2,258,211	1,975,935
Class H, 0.6395% 9/15/21 (f)(l)		582,579	489,366
Series 2007-LLFA Class E, 1.1395% 6/15/22 (f)(l)		760,000	643,874
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6036% 6/25/43 (f)(l)		310,000	290,142
Series 2011-1 Class B, 5.6036% 6/25/43 (f)(l)		540,000	554,640
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (f)(l)		17,970,000	16,863,839
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(l)	CAD	320,000	295,602
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		456,226	454,884
Series 1998-C3 Class E, 6.7948% 12/15/30 (l)		173,000	179,626
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3193% 1/12/44 (l)		220,000	228,932
Series 2004-MKB1 Class F, 5.6636% 2/12/42 (f)(l)		180,000	174,507
Series 2005-LC1 Class F, 5.3733% 1/12/44 (f)(l)		1,655,000	1,087,734
Series 2006-C1:
Class A2, 5.6141% 5/12/39 (l)		1,683,099	1,721,465
Class AJ, 5.6591% 5/12/39 (l)		530,000	483,136
Class AM, 5.6591% 5/12/39 (l)		100,000	109,623
Series 2007-C1 Class A4, 5.8461% 6/12/50 (l)		7,199,517	8,123,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,759,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (l)		$ 191,459	$ 191,617
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (l)		2,017,626	2,016,039
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		232,039	232,850
Class ASB, 5.133% 12/12/49 (l)		1,392,444	1,464,541
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,574,635
Class A4, 5.378% 8/12/48		10,206,000	11,295,082
Class B, 5.479% 8/12/48		5,706,000	1,401,097
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	16,305,758
Series 2007-7 Class A4, 5.7386% 6/12/50 (l)		6,656,000	7,277,890
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		6,539,113	6,739,452
Series 2006-4 Class XP, 0.617% 12/12/49 (l)(n)		26,909,688	371,192
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	475,580
Series 2007-7 Class B, 5.7386% 6/12/50 (l)		166,000	11,454
Series 2007-8 Class A3, 5.9634% 8/12/49 (l)		1,640,000	1,870,910
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		645,951	558,748
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		578,964	440,013
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.44% 7/15/19 (f)(l)		357,716	225,361
Class H, 0.62% 7/15/19 (f)(l)		96,679	93,779
Class J, 0.67% 7/15/19 (f)(l)		354,000	304,440
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (f)(l)		1,092,000	988,260
Class D, 0.43% 10/15/20 (f)(l)		667,354	590,608
Class E, 0.49% 10/15/20 (f)(l)		834,661	709,462
Class F, 0.54% 10/15/20 (f)(l)		500,899	415,746
Class G, 0.58% 10/15/20 (f)(l)		619,188	481,419
Class H, 0.67% 10/15/20 (f)(l)		389,758	253,343
Class J, 0.82% 10/15/20 (f)(l)		228,006	91,203
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	213,808
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		196,263	196,509
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,799,686	1,821,880
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,110
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		964,000	1,014,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		$ 10,000,000	$ 11,352,180
Series 1997-RR Class F, 7.3497% 4/30/39 (f)(l)		99,659	91,686
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		206,135	146,261
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	173,824
Class O, 5.91% 11/15/31 (f)		197,950	48,661
Series 2004-IQ7 Class E, 5.3977% 6/15/38 (f)(l)		120,000	82,656
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(l)		280,000	224,700
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,552,494
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,026,623
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (f)(l)(n)		8,839,476	8,689
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (l)		584,536	593,681
Class A4, 5.7237% 10/15/42 (l)		570,000	646,631
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	766,054
Series 2006-T23 Class A3, 5.809% 8/12/41 (l)		972,000	1,009,384
Series 2007-HQ12 Class A2, 5.5967% 4/12/49 (l)		10,845,911	11,229,900
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,218,485
Class B, 5.7187% 4/15/49 (l)		469,000	139,532
Series 2011-C1:
Class C, 5.2544% 9/15/47 (f)(l)		470,000	493,168
Class D, 5.2544% 9/15/47 (f)(l)		1,170,000	1,119,456
Class E, 5.2544% 9/15/47 (f)(l)		573,100	498,523
Series 2011-C2:
Class D, 5.3177% 6/15/44 (f)(l)		580,000	557,323
Class E, 5.3177% 6/15/44 (f)(l)		600,000	517,982
Class F, 5.3177% 6/15/44 (f)(l)		550,000	435,600
Class XB, 0.4646% 6/15/44 (f)(l)(n)		9,001,008	291,102
Series 2011-C3:
Class C, 5.3572% 7/15/49 (f)(l)		1,000,000	1,030,817
Class D, 5.357% 7/15/49 (f)		1,130,000	1,067,554
Class E, 5.1844% 7/15/49 (f)(l)		400,000	342,753
Series 2012-C4 Class D, 5.5266% 3/15/45 (f)(l)		330,000	315,613
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9131% 2/23/34 (l)		466,000	516,143
Series 2001-TOP3 Class E, 7.3419% 7/15/33 (f)(l)		150,000	131,295
Series 2003-TOP9 Class E, 5.6506% 11/13/36 (f)(l)		78,000	77,209
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (f)		335,806	343,283
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp.: - continued
Series 1998-2:
Class G, 5% 8/20/30 (f)		$ 361,875	$ 369,593
Class J, 5% 8/20/30 (f)		195,000	189,156
Series 1999-SL Class X, 11/10/30 (l)(n)		54,667	54,530
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,064,494
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		800,135	976,164
RBSCF Trust Series 2010-MB1 Class D, 4.6764% 4/15/24 (f)(l)		1,200,000	1,228,592
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	91,327
Class G, 4.456% 9/12/38 (f)	CAD	54,000	44,312
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,864
Class J, 4.456% 9/12/38 (f)	CAD	36,000	26,206
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,588
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,647
Class M, 4.456% 9/12/38 (f)	CAD	128,859	36,602
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	98,042
Class G, 4.57% 4/12/23	CAD	42,000	31,446
Class H, 4.57% 4/12/23	CAD	42,000	30,268
Class J, 4.57% 4/12/23	CAD	42,000	29,142
Class K, 4.57% 4/12/23	CAD	21,000	14,034
Class L, 4.57% 4/12/23	CAD	63,000	40,560
Class M, 4.57% 4/12/23	CAD	185,000	56,927
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(l)		200,000	205,241
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6163% 8/15/39 (l)		170,000	179,621
Series 2007-C4 Class F, 5.6163% 8/15/39 (l)		820,000	572,653
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,150
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8145% 7/15/24 (f)(l)		110,000	82,318
Class G, 0.8145% 7/15/24 (f)(l)		200,000	138,669
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(l)		284,000	326,943
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	211,056
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (f)(l)		$ 1,770,598	$ 1,522,435
Class F, 0.578% 9/15/21 (f)(l)		1,877,987	1,539,653
Class G, 0.598% 9/15/21 (f)(l)		1,779,101	1,387,418
Class J, 0.838% 9/15/21 (f)(l)		395,545	260,997
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (f)(l)		4,565,501	3,360,761
Class LXR1, 0.9395% 6/15/20 (f)(l)		233,916	202,759
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		1,156,472	1,164,298
Series 2003-C8 Class A3, 4.445% 11/15/35		6,584,138	6,672,682
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,289,665
Series 2007-C30:
Class A3, 5.246% 12/15/43		606,163	612,585
Class A4, 5.305% 12/15/43		8,604,000	9,250,720
Class A5, 5.342% 12/15/43		13,536,000	14,983,229
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	15,413,827
Series 2007-C32 Class A3, 5.7418% 6/15/49 (l)		19,449,000	22,081,714
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	901,490
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	348,327
Series 2004-C11:
Class D, 5.3844% 1/15/41 (l)		360,000	336,202
Class E, 5.4344% 1/15/41 (l)		327,000	284,921
Series 2004-C12 Class D, 5.3109% 7/15/41 (l)		280,000	282,252
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	272,820
Class C, 5.21% 8/15/41		170,000	175,309
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (f)(l)		500,000	489,822
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,756,855
Series 2005-C22:
Class B, 5.3564% 12/15/44 (l)		4,218,000	2,920,796
Class F, 5.3564% 12/15/44 (f)(l)		3,171,000	620,882
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,868,994
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	4,292,164
Class C, 5.483% 12/15/43 (l)		5,706,000	1,606,085
Class D, 5.513% 12/15/43 (l)		3,044,000	616,997
Class XP, 0.4723% 12/15/43 (f)(l)(n)		16,461,529	119,692
Series 2007-C31 Class C, 5.6821% 4/15/47 (l)		522,000	117,779
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7418% 6/15/49 (l)		$ 1,431,000	$ 386,081
Class E, 5.7418% 6/15/49 (l)		2,252,000	531,808
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (l)		19,259,000	22,366,093
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.578% 11/15/43 (f)(l)(n)		20,614,217	740,009
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	373,318
Class D, 5.549% 3/15/44 (f)(l)		230,000	207,308
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	271,684
Series 2011-C5:
Class C, 5.6367% 11/15/44 (f)(l)		260,000	279,416
Class D, 5.6367% 11/15/44 (f)(l)		200,000	192,239
Class XA, 2.0805% 11/15/44 (f)(l)(n)		5,202,109	625,975
Series 2012-C6 Class D, 5.5639% 4/15/45 (f)(l)		540,000	458,403
Series 2012-C7:
Class C, 5.0065% 6/15/45 (l)		1,270,000	1,274,258
Class E, 4.8512% 6/15/45 (f)		890,000	689,095
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,553,777
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,396,675)			750,760,023
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,425,565
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,090,000	2,713,489
7.3% 10/1/39		2,150,000	2,774,726
7.5% 4/1/34		14,555,000	18,963,273
7.55% 4/1/39		11,090,000	14,848,401
7.6% 11/1/40		12,145,000	16,460,847
7.625% 3/1/40		4,600,000	6,187,230
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,256,681
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
6.725% 4/1/35		$ 3,975,000	$ 4,463,329
7.35% 7/1/35		3,210,000	3,813,737
Series 2011, 5.877% 3/1/19		2,640,000	2,951,546
5.1% 6/1/33		11,090,000	10,723,032
TOTAL MUNICIPAL SECURITIES (Cost $89,794,592)			94,581,856
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt 6.875% 4/30/40 (f)		700,000	675,500
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,581,067	3,126,578
2.5% 12/31/38 (e)		4,605,000	1,508,138
7% 9/12/13		8,690,000	8,274,087
7% 10/3/15		6,305,000	5,305,307
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,000,350
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,910,000	3,831,800
8.95% 1/26/18		2,110,000	1,993,950
Bermuda Government 4.138% 1/3/23 (f)		670,000	708,525
Brazilian Federative Republic:
7.125% 1/20/37		1,215,000	1,854,455
8.25% 1/20/34		855,000	1,418,274
10.125% 5/15/27		1,580,000	2,804,500
12.25% 3/6/30		775,000	1,573,250
City of Buenos Aires 12.5% 4/6/15 (f)		3,105,000	2,949,750
Colombian Republic:
4.375% 7/12/21		870,000	1,009,200
6.125% 1/18/41		1,585,000	2,159,563
7.375% 9/18/37		2,130,000	3,290,850
10.375% 1/28/33		2,040,000	3,743,400
11.75% 2/25/20		1,050,000	1,714,125
Congo Republic 3% 6/30/29 (e)		2,869,000	2,266,510
Croatia Republic:
6.25% 4/27/17 (f)		2,985,000	3,145,593
6.375% 3/24/21 (f)		2,250,000	2,359,575
6.625% 7/14/20 (f)		1,970,000	2,105,536
6.75% 11/5/19 (f)		2,550,000	2,754,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		$ 675,000	$ 691,875
6.25% 10/4/20 (f)		2,360,000	2,478,000
6.25% 7/27/21 (f)		1,610,000	1,686,475
7.4% 1/22/15 (f)		1,635,000	1,757,625
Dominican Republic:
1.2754% 8/30/24 (l)		1,350,000	1,242,000
7.5% 5/6/21 (f)		2,580,000	2,921,850
9.04% 1/23/18 (f)		1,185,880	1,337,080
El Salvador Republic:
7.625% 2/1/41 (f)		525,000	592,725
7.65% 6/15/35 (Reg. S)		1,165,000	1,304,800
7.75% 1/24/23 (Reg. S)		544,000	628,320
8.25% 4/10/32 (Reg. S)		575,000	681,375
Gabonese Republic 8.2% 12/12/17 (f)		1,035,000	1,242,000
Georgia Republic 6.875% 4/12/21 (f)		1,820,000	2,042,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,880,938
Guatemalan Republic 5.75% 6/6/22 (f)		1,135,000	1,265,525
Hungarian Republic:
4.75% 2/3/15		7,095,000	7,148,213
7.625% 3/29/41		2,920,000	3,204,700
Indonesian Republic:
4.875% 5/5/21 (f)		1,460,000	1,629,652
5.25% 1/17/42 (f)		1,375,000	1,529,688
5.875% 3/13/20 (f)		1,660,000	1,956,808
6.625% 2/17/37 (f)		1,100,000	1,421,750
6.875% 1/17/18 (f)		1,105,000	1,334,288
7.75% 1/17/38 (f)		1,925,000	2,796,063
8.5% 10/12/35 (Reg. S)		1,685,000	2,594,900
11.625% 3/4/19 (f)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,710,000	3,283,350
Ivory Coast 3.75% 12/31/32 (c)(e)		750,000	611,250
Jordanian Kingdom 3.875% 11/12/15		820,000	797,450
Latvian Republic:
5.25% 2/22/17 (f)		1,335,000	1,441,800
5.25% 6/16/21 (f)		625,000	678,125
Lebanese Republic:
4% 12/31/17		3,979,250	3,839,976
4.75% 11/2/16		600,000	588,000
5.15% 11/12/18		550,000	537,625
Lithuanian Republic:
6.125% 3/9/21 (f)		1,985,000	2,277,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 1,940,000	$ 2,309,958
7.375% 2/11/20 (f)		2,655,000	3,235,781
Peruvian Republic:
3% 3/7/27 (e)		1,360,000	1,360,000
5.625% 11/18/50		1,620,000	2,087,856
7.35% 7/21/25		1,550,000	2,251,375
8.75% 11/21/33		2,865,000	4,934,963
Philippine Republic:
7.5% 9/25/24		290,000	406,000
7.75% 1/14/31		1,430,000	2,152,150
9.5% 2/2/30		1,780,000	3,032,764
9.875% 1/15/19		640,000	916,800
10.625% 3/16/25		1,320,000	2,263,800
Polish Government:
3.875% 7/16/15		840,000	901,950
5% 3/23/22		1,805,000	2,078,006
6.375% 7/15/19		2,200,000	2,706,000
Provincia de Cordoba 12.375% 8/17/17 (f)		2,110,000	1,529,750
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,707,425
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,250,000	4,711,875
Republic of Namibia 5.5% 11/3/21 (f)		1,340,000	1,470,382
Republic of Nigeria 6.75% 1/28/21 (f)		1,355,000	1,524,375
Republic of Senegal 8.75% 5/13/21 (f)		700,000	804,125
Republic of Serbia 6.75% 11/1/24 (f)		7,266,667	7,012,334
Romanian Republic 6.75% 2/7/22 (f)		2,872,000	3,108,940
Russian Federation:
3.25% 4/4/17 (f)		600,000	626,220
4.5% 4/4/22 (f)		1,000,000	1,108,700
5.625% 4/4/42 (f)		1,000,000	1,178,800
7.5% 3/31/30 (Reg. S)		5,688,935	7,103,773
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,595,000	4,959,564
Slovakia Republic 4.375% 5/21/22 (f)		1,990,000	2,059,650
State of Qatar 5.75% 1/20/42 (f)		945,000	1,176,525
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	378,395
Turkish Republic:
5.125% 3/25/22		735,000	826,875
5.625% 3/30/21		815,000	947,438
6% 1/14/41		1,220,000	1,444,236
6.25% 9/26/22		680,000	825,316
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
6.75% 4/3/18		$ 1,395,000	$ 1,677,488
6.75% 5/30/40		805,000	1,038,450
6.875% 3/17/36		2,330,000	3,005,700
7% 9/26/16		1,360,000	1,591,200
7% 3/11/19		335,000	412,888
7.25% 3/15/15		1,080,000	1,206,900
7.25% 3/5/38		1,250,000	1,693,750
7.375% 2/5/25		2,430,000	3,192,534
7.5% 7/14/17		1,285,000	1,564,488
7.5% 11/7/19		745,000	948,981
8% 2/14/34		490,000	702,562
11.875% 1/15/30		960,000	1,819,200
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,499,875
Ukraine Government:
6.25% 6/17/16 (f)		1,680,000	1,543,416
6.75% 11/14/17 (f)		1,070,000	974,984
7.65% 6/11/13 (f)		3,240,000	3,243,888
7.75% 9/23/20 (f)		1,430,000	1,340,625
7.95% 2/23/21 (f)		1,425,000	1,343,063
9.25% 7/24/17 (f)		1,470,000	1,488,375
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	637,650
United Mexican States:
4.75% 3/8/44		658,000	738,605
5.75% 10/12/10		516,000	621,780
6.05% 1/11/40		1,236,000	1,653,150
6.75% 9/27/34		1,020,000	1,443,300
7.5% 4/8/33		425,000	647,063
8.3% 8/15/31		420,000	678,300
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,595,000	4,022,251
8% 11/18/22		1,620,903	2,334,100
Venezuelan Republic:
6% 12/9/20		620,000	457,250
7% 3/31/38		625,000	435,938
7.75% 10/13/19 (Reg. S)		700,000	593,250
8.5% 10/8/14		735,000	735,000
9% 5/7/23 (Reg. S)		2,215,000	1,893,825
9.25% 9/15/27		1,210,000	1,061,775
9.25% 5/7/28 (Reg. S)		790,000	669,525
9.375% 1/13/34		885,000	752,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
10.75% 9/19/13		$ 1,105,000	$ 1,143,675
11.75% 10/21/26 (Reg. S)		1,410,000	1,385,325
11.95% 8/5/31 (Reg. S)		1,890,000	1,871,100
12.75% 8/23/22		4,070,000	4,263,325
13.625% 8/15/18		848,000	905,240
Vietnamese Socialist Republic:
1.563% 3/12/16 (l)		1,026,087	933,739
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,955,000	2,082,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,311,809)			265,258,318
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (f) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	2,859,570
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	240,188
TOTAL CONVERTIBLE PREFERRED STOCKS		3,099,758
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series C, 7.625%	27,600	$ 712,080
CBL & Associates Properties, Inc. 7.375%	7,720	197,632
Cedar Shopping Centers, Inc. 8.875%	4,719	119,815
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,000
Series L, 7.375% (a)	12,221	314,691
Digital Realty Trust, Inc. Series E, 7.00%	10,000	276,400
Equity Lifestyle Properties, Inc. 8.034%	22,162	565,131
Essex Property Trust, Inc. Series H, 7.125%	9,354	249,658
First Potomac Realty Trust 7.75%	15,000	384,000
Hersha Hospitality Trust Series B, 8.00%	13,844	362,159
Hospitality Properties Trust Series D, 7.125%	10,000	273,400
LaSalle Hotel Properties Series H, 7.50%	10,000	270,600
PS Business Parks, Inc.:
6.875%	10,000	272,000
Series S, 6.45%	21,000	572,250
Public Storage:
Series P, 6.50%	12,000	335,160
Series R, 6.35%	10,500	289,800
Series S, 5.90%	20,000	534,200
Realty Income Corp. Series F, 6.625%	12,000	326,400
Regency Centers Corp. Series 6, 6.625%	5,510	148,770
Stag Industrial, Inc. Series A, 9.00%	20,000	544,000
Taubman Centers, Inc. Series J, 6.50%	11,338	286,398
		7,563,394
TOTAL PREFERRED STOCKS (Cost $11,143,785)		10,663,152
Floating Rate Loans - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (l)	$ 3,334,205	3,188,333
Tranche C, term loan 2.1775% 12/27/15 (l)	2,094,302	2,002,677
		5,191,010
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (l)	$ 2,776,950	$ 2,825,547
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (l)	2,015,623	1,945,076
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,010,000
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (l)	1,910,213	1,929,315
		2,939,315
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (l)	1,868,088	1,872,758
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,509,557
Univision Communications, Inc. term loan 4.4815% 3/31/17 (l)	3,975,109	3,845,918
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (l)	1,250,000	1,250,000
		10,478,233
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (l)	1,680,000	1,677,900
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (l)	338,100	337,677
TOTAL CONSUMER DISCRETIONARY		25,394,758
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (l)	635,000	635,000
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (l)	1,227,555	1,249,037
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (l)	1,855,000	1,834,131
		3,718,168
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (l)	1,615,000	1,629,212
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (l)	$ 2,262,386	$ 2,268,042
Tranche 2nd LN, term loan 9% 5/24/19 (l)	1,451,274	1,498,440
Tranche B-1 1LN, term loan 4.75% 7/23/17 (l)	790,000	789,052
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	1,925,000	2,045,313
		6,600,847
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5.25% 3/11/17 (l)	601,874	603,378
CityCenter term loan 8.75% 7/1/13 (l)	521,219	518,613
EOP Operating LP term loan 1.995% 2/5/13 (l)	1,000,000	955,000
		2,076,991
TOTAL FINANCIALS		10,307,050
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (l)	2,221,533	2,221,533
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (l)	2,767,050	2,773,968
US Airways Group, Inc. term loan 2.7355% 3/23/14 (l)	3,710,765	3,608,719
		6,382,687
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	539,420	513,797
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (l)	2,517,350	2,526,790
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (l)	2,213,883	2,219,418
		4,746,208
TOTAL INDUSTRIALS		11,642,692
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. term loan 4.2365% 3/24/18 (l)	865,000	817,425
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Chemicals - 0.0%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (l)	$ 2,214,450	$ 2,197,842
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (l)	755,000	758,775
		2,956,617
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (l)	2,098,329	2,106,198
TOTAL MATERIALS		5,062,815
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2385% 2/1/14 (l)	2,425,000	2,388,625
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	370,313	371,238
TOTAL FLOATING RATE LOANS (Cost $59,759,429)		61,924,304
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	1,456,912	1,362,213
Goldman Sachs 1.25% 12/14/19 (l)	1,248,611	1,167,451
1.25% 12/14/19 (l)	96,321	90,061
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,412,661)		2,619,725
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,423,361)	2,243,000	2,686,569
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (m)	4,393,033	$ 455,557,522
Fidelity Mortgage Backed Securities Central Fund (m)	30,634,460	3,365,808,163
TOTAL FIXED-INCOME FUNDS (Cost $3,546,975,871)		3,821,365,685
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,380,000	1,493,571
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,980,000	2,026,164
TOTAL PREFERRED SECURITIES (Cost $3,341,958)		3,519,735
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,115,016,542)	1,115,016,542	1,115,016,542
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $14,819,991,219)		15,818,587,481
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(441,403,972)
NET ASSETS - 100%		$ 15,377,183,509
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/42	$ (35,400,000)	$ (36,733,511)
3% 9/1/42	(7,100,000)	(7,367,456)
3% 9/1/42	(35,400,000)	(36,733,511)
3% 9/1/42	(3,400,000)	(3,528,077)
3.5% 9/1/42	(49,100,000)	(52,061,339)
3.5% 9/1/42	(14,300,000)	(15,162,467)
TOTAL FANNIE MAE		(151,586,361)
Ginnie Mae
3.5% 9/1/42	(28,700,000)	(31,067,753)
3.5% 9/1/42	(14,300,000)	(15,479,751)
TOTAL GINNIE MAE		(46,547,504)
TOTAL TBA SALE COMMITMENTS (Proceeds $196,996,281)		$ (198,133,865)
Swap Agreements
	Expiration Date	Notional Amount (k)	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (j)

	August 2034	$ 22,946	$ (16,004)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	22,651	(19,174)
		$ 45,597	$ (35,178)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $976,637,203 or 6.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $125,582.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a trade credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $703,384 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 441,634
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,028,589
Fidelity Floating Rate Central Fund	27,332,268
Fidelity Mortgage Backed Securities Central Fund	83,919,819
Total	$ 112,280,676
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 176,951,631	$ 149,887,472	$ 455,557,522	31.1%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	804,295,424	299,862,393	3,365,808,163	21.5%
Total	$ 3,202,847,710	$ 981,247,055	$ 449,749,865	$ 3,821,365,685
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,859,570	$ 2,859,570	$ -	$ -
Financials	7,803,582	7,563,394	240,188	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,375,498,349	-	3,375,109,413	388,936
U.S. Government and Government Agency Obligations	4,036,561,713	-	4,036,561,713	-
U.S. Government Agency - Mortgage Securities	1,953,947,679	-	1,953,947,679	-
Asset-Backed Securities	255,521,074	-	240,434,313	15,086,761
Collateralized Mortgage Obligations	67,799,657	-	63,920,356	3,879,301
Commercial Mortgage Securities	750,760,023	-	702,337,564	48,422,459
Municipal Securities	94,581,856	-	94,581,856	-
Foreign Government and Government Agency Obligations	265,258,318	-	263,898,318	1,360,000
Floating Rate Loans	61,924,304	-	59,440,691	2,483,613
Sovereign Loan Participations	2,619,725	-	-	2,619,725
Bank Notes	2,686,569	-	2,686,569	-
Fixed-Income Funds	3,821,365,685	3,821,365,685	-	-
Preferred Securities	3,519,735	-	3,519,735	-
Money Market Funds	1,115,016,542	1,115,016,542	-	-
Total Investments in Securities:	$ 15,818,587,481	$ 4,946,805,191	$ 10,796,678,395	$ 75,103,895
Derivative Instruments:
Liabilities
Swap Agreements	$ (35,178)	$ -	$ -	$ (35,178)
Other Financial Instruments:
TBA Sale Commitments	$ (198,133,865)	$ -	$ (198,133,865)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (35,178)
Total Value of Derivatives	$ -	$ (35,178)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,157,998,806)	$ 10,882,205,254
Fidelity Central Funds (cost $4,661,992,413)	4,936,382,227
Total Investments (cost $14,819,991,219)		$ 15,818,587,481
Cash		571,379
Receivable for investments sold, regular delivery		115,454,778
Receivable for TBA sale commitments		196,996,281
Receivable for swap agreements		106
Receivable for fund shares sold		18,856,046
Dividends receivable		62,370
Interest receivable		74,930,906
Distributions receivable from Fidelity Central Funds		139,940
Other receivables		95,922
Total assets		16,225,695,209

Liabilities
Payable for investments purchased Regular delivery	$ 14,517,077
Delayed delivery	618,268,722
TBA sale commitments, at value	198,133,865
Payable for fund shares redeemed	9,593,091
Distributions payable	1,926,056
Swap agreements, at value	35,178
Accrued management fee	3,985,407
Distribution and service plan fees payable	229,057
Other affiliated payables	1,766,172
Other payables and accrued expenses	57,075
Total liabilities		848,511,700

Net Assets		$ 15,377,183,509
Net Assets consist of:
Paid in capital		$ 14,212,944,685
Undistributed net investment income		32,646,990
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,168,332
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		997,423,502
Net Assets		$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($643,995,366 ÷ 57,044,644 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T: Net Asset Value and redemption price per share ($59,895,741 ÷ 5,311,547 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class B: Net Asset Value and offering price per share ($11,514,615 ÷ 1,019,683 shares)A	$ 11.29

Class C: Net Asset Value and offering price per share ($102,385,485 ÷ 9,069,960 shares)A	$ 11.29

Total Bond: Net Asset Value, offering price and redemption price per share ($13,963,154,200 ÷ 1,237,021,873 shares)	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($596,238,102 ÷ 52,893,959 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 919,089
Interest		423,424,551
Income from Fidelity Central Funds		112,280,676
Total income		536,624,316

Expenses
Management fee	$ 45,374,634
Transfer agent fees	16,126,049
Distribution and service plan fees	3,681,304
Fund wide operations fee	4,829,454
Independent trustees' compensation	50,079
Miscellaneous	39,944
Total expenses before reductions	70,101,464
Expense reductions	(1,816)	70,099,648
Net investment income (loss)		466,524,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,069,499
Fidelity Central Funds	14,026,841
Foreign currency transactions	369
Swap agreements	(9,731,571)
Total net realized gain (loss)		403,365,138
Change in net unrealized appreciation (depreciation) on: Investment securities	162,512,850
Assets and liabilities in foreign currencies	37
Swap agreements	9,513,484
Delayed delivery commitments	(3,080,519)
Total change in net unrealized appreciation (depreciation)		168,945,852
Net gain (loss)		572,310,990
Net increase (decrease) in net assets resulting from operations		$ 1,038,835,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 466,524,668	$ 503,424,089
Net realized gain (loss)	403,365,138	279,450,476
Change in net unrealized appreciation (depreciation)	168,945,852	(49,093,458)
Net increase (decrease) in net assets resulting from operations	1,038,835,658	733,781,107
Distributions to shareholders from net investment income	(476,613,394)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,794)	(244,516,243)
Total distributions	(692,584,188)	(729,913,681)
Share transactions - net increase (decrease)	1,722,265,752	417,450,284
Total increase (decrease) in net assets	2,068,517,222	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $32,646,990 and undistributed net investment income of $76,238,459, respectively)	$ 15,377,183,509	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	.438	.187	.778	.231	(.189)
Total from investment operations	.760	.568	1.206	.725	.299
Distributions from net investment income	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	.433	.186	.778	.233	(.191)
Total from investment operations	.761	.572	1.204	.721	.298
Distributions from net investment income	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return A,B	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	.434	.177	.787	.233	(.190)
Total from investment operations	.681	.484	1.138	.656	.223
Distributions from net investment income	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return A,B	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.680	.495	1.132	.657	.224
Distributions from net investment income	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets D,F
Expenses before reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) B	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.797	.610	1.244	.759	.335
Distributions from net investment income	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	.435	.178	.788	.224	(.186)
Total from investment operations	.788	.591	1.246	.742	.330
Distributions from net investment income	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return A	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax puposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 827,319,537
Gross unrealized depreciation	(39,157,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 788,161,807

Tax Cost	$ 15,030,425,674

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 210,788,981
Undistributed long-term capital gain	$ 166,517,877
Net unrealized appreciation (depreciation)	$ 786,989,036

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 543,254,351	$ 677,298,053
Long-term Capital Gains	149,329,837	52,615,628
Total	$ 692,584,188	$ 729,913,681

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Annual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (11,493,058)	$ 11,282,704
Interest Rate Risk
Swap Agreements	1,761,487	(1,769,220)
Totals (a)	$ (9,731,571)	$ 9,513,484

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,996,511,940 and $2,592,413,794, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,647,419	$ 20,730
Class T	-%	.25%	134,313	223
Class B	.65%	.25%	92,292	66,655
Class C	.75%	.25%	807,280	171,025
			$ 3,681,304	$ 258,633

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 85,483
Class T	18,805
Class B*	14,610
Class C*	8,346
$ 127,244

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,273,039.22
Class T	92,686.17
Class B	25,536.25
Class C	130,350.16
Total Bond	12,617,115.10
Institutional Class	987,323.18
	$ 16,126,049

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39,944 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period amounted to $210,848.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,816.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Class A	$ 33,174,378	$ 35,129,345
Class T	1,623,184	1,855,789
Class B	234,459	296,985
Class C	1,815,511	2,026,950
Total Bond	422,085,321	427,026,328
Class F	-	129,141
Institutional Class	17,680,541	18,932,900
Total	$ 476,613,394	$ 485,397,438
From net realized gain
Class A	$ 20,453,255	$ 17,070,006
Class T	936,741	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,293	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,794	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class A
Shares sold	55,687,021	70,407,747	$ 616,317,251	$ 764,123,344
Reinvestment of distributions	4,615,320	4,687,391	50,468,160	50,970,385
Shares redeemed	(114,257,352)	(36,997,892)	(1,261,967,797)	(404,102,564)
Net increase (decrease)	(53,955,011)	38,097,246	$ (595,182,386)	$ 410,991,165
Class T
Shares sold	3,204,699	5,910,533	$ 35,225,108	$ 64,536,331
Reinvestment of distributions	211,056	246,104	2,311,967	2,672,918
Shares redeemed	(3,591,541)	(7,131,049)	(39,283,078)	(77,181,315)
Net increase (decrease)	(175,786)	(974,412)	$ (1,746,003)	$ (9,972,066)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class B
Shares sold	412,177	164,162	$ 4,548,077	$ 1,801,729
Reinvestment of distributions	27,801	41,104	304,772	447,251
Shares redeemed	(255,876)	(547,045)	(2,827,300)	(5,927,269)
Net increase (decrease)	184,102	(341,779)	$ 2,025,549	$ (3,678,289)
Class C
Shares sold	4,840,132	2,834,490	$ 53,492,696	$ 30,988,336
Reinvestment of distributions	232,155	299,725	2,545,589	3,259,076
Shares redeemed	(1,789,177)	(5,620,712)	(19,700,005)	(60,917,944)
Net increase (decrease)	3,283,110	(2,486,497)	$ 36,338,280	$ (26,670,532)
Total Bond
Shares sold	465,601,300	384,874,413	$ 5,136,671,142	$ 4,191,107,190
Reinvestment of distributions	52,638,341	56,207,634	578,033,531	611,374,414
Shares redeemed	(315,889,184)	(432,717,356)	(3,486,452,105)	(4,723,560,620)
Net increase (decrease)	202,350,457	8,364,691	$ 2,228,252,568	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	20,638,230	9,397,783	$ 227,773,701	$ 102,168,317
Reinvestment of distributions	2,315,493	2,572,592	25,373,096	27,946,248
Shares redeemed	(18,279,211)	(9,899,063)	(200,569,053)	(108,418,652)
Net increase (decrease)	4,674,512	2,071,312	$ 52,577,744	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	10/15/12	10/12/12	$0.281
Class T	10/15/12	10/12/12	$0.281
Class B	10/15/12	10/12/12	$0.281
Class C	10/15/12	10/12/12	$0.281

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $199,670,838, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $293,489,978 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATB-UANN-1012
1.804574.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Bond

Fund - Institutional Class

Annual Report

August 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Total Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of fundA
Institutional Class B	7.40%	7.28%	6.07%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Total Bond Fund, the original retail class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Ford O'Neil, Lead Portfolio Manager Fidelity Advisor® Total Bond Fund: For the year, the fund's Institutional Class shares returned 7.40%, solidly outpacing the Barclays® U.S. Aggregate Bond Index and the 6.44% gain of the Barclays U.S. Universal Bond Index. Security selection in the investment-grade subportfolio, along with overall asset allocation, delivered a big boost to the fund's performance versus the Barclays Aggregate Bond index. Positioning among Treasuries was quite beneficial, led by holdings in out-of-index long-maturity Treasury Inflation-Protected Securities (TIPS), as was yield-curve positioning. An overweighting in commercial mortgage-backed securities worked in the fund's favor, as did its focus on government-agency-backed residential mortgage securities that offered higher yields and/or some measure of prepayment protection. Among investment-grade corporate bonds, our emphasis on strong-performing financials and utilities more than offset what we lost by underweighting industrials. In terms of portfolio asset allocation, investing outside the benchmark in high-yield bonds, leveraged loans and emerging-markets debt meaningfully contributed, but our decision to underweight government-agency-backed debentures detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,036.20	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,036.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,032.30	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,032.20	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Total Bond	.45%
Actual		$ 1,000.00	$ 1,037.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,037.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 59.2%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 4.2%	AAA 5.4%
AA 2.0%	AA 2.6%
A 5.5%	A 5.7%
BBB 14.0%	BBB 12.3%
BB and Below 8.2%	BB and Below 11.0%
Not Rated 0.6%	Not Rated 1.0%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.2%		Corporate Bonds 24.2%
	U.S. Government and U.S. Government Agency Obligations 59.2%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 1.7%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 5.3%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Stocks 0.1%		Stocks 0.2%
	Other Investments 4.7%		Other Investments 5.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	5.1%	** Foreign investments	5.4%
* Futures and Swaps	(0.3)%	** Futures and Swaps	1.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 22.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		$ 2,400,000	$ 2,349,600
5.5% 7/13/16		300,000	287,250
			2,636,850
Nonconvertible Bonds - 22.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,215,200
Delphi Corp. 5.875% 5/15/19		1,685,000	1,807,163
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,900,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,640,450
7.75% 8/15/18		1,400,000	1,519,000
			9,081,813
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		575,000	621,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,259,950
8.25% 6/15/21		5,205,000	5,465,250
			9,346,200
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,000,000	1,040,000
6.5% 5/20/21		156,000	163,410
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,330,000	1,296,750
			2,500,160
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,749,900
7.5% 4/15/21 (f)		1,700,000	1,810,500
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)		309,000	222,480
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		2,070,000	2,199,375
7.625% 1/15/16 (f)		1,930,000	2,036,150
11.5% 1/15/17 pay-in-kind (l)		1,652,030	1,747,022
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 6.75% 6/1/19		$ 475,000	$ 509,438
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,839,375
Host Marriott LP 6.375% 3/15/15		96,000	97,020
ITT Corp. 7.375% 11/15/15		250,000	288,291
MGM Mirage, Inc.:
6.625% 7/15/15		3,475,000	3,631,375
7.5% 6/1/16		4,130,000	4,315,850
7.625% 1/15/17		5,355,000	5,529,038
7.75% 3/15/22		1,895,000	1,895,000
8.625% 2/1/19 (f)		2,940,000	3,116,400
11.375% 3/1/18		1,845,000	2,117,138
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	513,825
7.5% 10/15/27		1,885,000	1,965,113
yankee 7.25% 6/15/16		3,985,000	4,403,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		848,389	975,648
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	830,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,080,338
			47,235,884
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,495,000	1,509,950
7.5% 9/15/22		1,210,000	1,249,325
9.1% 9/15/17		705,000	776,381
Lennar Corp.:
6.95% 6/1/18		4,640,000	5,028,600
12.25% 6/1/17		1,135,000	1,481,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16		3,000,000	3,135,000
7.875% 8/15/19		1,760,000	1,958,000
8.5% 5/15/18 (e)		970,000	982,125
9.875% 8/15/19		2,560,000	2,707,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 6,495,000	$ 7,209,450
10.75% 9/15/16		2,370,000	2,861,775
			28,898,981
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,022,300
10.125% 7/1/20		785,000	845,838
			2,868,138
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	679,589
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,495,163
8.625% 9/15/17		3,505,000	4,013,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,263,188
6.625% 1/31/22		1,290,000	1,391,588
7% 1/15/19		8,610,000	9,320,325
7.25% 10/30/17		3,380,000	3,692,650
7.875% 4/30/18		865,000	938,525
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,180,000	5,562,025
Comcast Corp.:
3.125% 7/15/22		5,411,000	5,655,036
4.65% 7/15/42		9,896,000	10,568,295
4.95% 6/15/16		2,344,000	2,667,149
5.15% 3/1/20		435,000	518,064
5.7% 5/15/18		14,629,000	17,699,276
6.4% 3/1/40		432,000	568,494
6.45% 3/15/37		2,196,000	2,837,397
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,600,268
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,579,500
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,642,552
6.35% 6/1/40		6,392,000	8,222,988
DISH DBS Corp. 4.625% 7/15/17 (f)		1,640,000	1,656,400
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	400,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
3.65% 4/30/15		$ 3,514,000	$ 3,762,345
5.15% 4/30/20		11,614,000	13,715,298
6.4% 4/30/40		18,278,000	23,718,447
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,345,162
News America, Inc.:
6.15% 3/1/37		4,759,000	5,783,303
6.15% 2/15/41		11,572,000	14,239,670
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,095,475
Quebecor Media, Inc.:
7.75% 3/15/16		2,392,000	2,463,760
7.75% 3/15/16		2,485,000	2,559,550
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	10,543,097
6.2% 7/1/13		2,898,000	3,030,972
6.75% 7/1/18		13,763,000	17,222,729
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,407
5.875% 11/15/16		368,000	435,747
6.2% 3/15/40		11,792,000	14,494,856
6.5% 11/15/36		9,243,000	11,559,869
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,508,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (f)		660,000	722,700
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,760,400
8.5% 5/15/21 (f)		5,960,000	5,974,900
UPC Holding BV 9.875% 4/15/18 (f)		1,190,000	1,335,775
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,068,332
Viacom, Inc. 6.75% 10/5/37		1,460,000	1,941,178
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,445,500
			247,007,694
Specialty Retail - 0.1%
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,911,098
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		6,315,000	7,009,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 556,571
Toys 'R' Us, Inc. 7.375% 9/1/16 (f)		1,805,000	1,818,538
			14,295,857
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,712,500
Levi Strauss & Co. 6.875% 5/1/22		1,820,000	1,888,250
			4,600,750
TOTAL CONSUMER DISCRETIONARY			365,835,477
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17		2,703,000	2,760,714
3.25% 5/15/22		3,206,000	3,324,154
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,056,927
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,048,513
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	365,628
5.875% 1/15/36		12,336,000	14,759,481
6.375% 6/15/14		3,374,000	3,690,447
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	11,087,223
			41,093,087
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20		6,535,000	6,714,713
9.5% 6/15/17		4,960,000	5,108,800
US Foodservice, Inc. 8.5% 6/30/19 (f)		2,335,000	2,405,050
			14,228,563
Food Products - 0.3%
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,385,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,340,500
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,784,426
6.125% 2/1/18		10,623,000	12,927,362
6.5% 8/11/17		10,238,000	12,589,146
6.5% 2/9/40		2,564,000	3,536,705
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 587,566
MHP SA 10.25% 4/29/15 (f)		985,000	976,381
Post Holdings, Inc. 7.375% 2/15/22 (f)		1,855,000	1,952,388
			48,079,474
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,312,800
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,545,774
4.25% 8/9/42		9,573,000	9,356,918
9.7% 11/10/18		23,631,000	33,928,279
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,634,860
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,505,736
7.25% 6/15/37		5,056,000	6,484,871
			73,456,438
TOTAL CONSUMER STAPLES			179,170,362
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,209,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,015,349
5.35% 3/15/20 (f)		8,816,000	9,670,923
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,403,366
5% 10/1/21		7,366,000	8,050,382
6.5% 4/1/20		738,000	870,484
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,582,000
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,485,000
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,514,475
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20		975,000	989,625
8% 9/1/17		1,605,000	1,733,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Offshore Group Investment Ltd.:
11.5% 8/1/15		$ 3,475,000	$ 3,848,563
11.5% 8/1/15 (f)		1,920,000	2,126,400
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,028,125
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,396,538
Precision Drilling Corp.:
6.5% 12/15/21		170,000	178,500
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,980,000	3,311,376
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,387,906
6.375% 12/15/21		9,999,000	12,053,295
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,263,703
5.15% 3/15/13		2,840,000	2,900,219
			95,008,454
Oil, Gas & Consumable Fuels - 3.1%
Afren PLC 11.5% 2/1/16 (f)		520,000	583,700
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	560,907
6.375% 9/15/17		19,790,000	23,665,733
Antero Resources Finance Corp.:
7.25% 8/1/19		1,080,000	1,152,900
9.375% 12/1/17		2,915,000	3,213,788
Apache Corp.:
3.25% 4/15/22		8,647,000	9,280,073
4.75% 4/15/43		9,180,000	10,544,286
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,714,060
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,198,388
6.875% 11/15/20		1,195,000	1,239,813
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	691,210
6.125% 7/15/22		1,240,000	1,289,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,951,810
5.75% 2/1/19		2,930,000	3,636,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc. 8% 4/1/17		$ 270,000	$ 290,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		800,000	812,000
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	588,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,024,145
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,640,328
6.45% 11/3/36 (f)		13,741,000	15,866,307
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,335,500
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,232,496
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,870,558
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	529,041
5.65% 4/1/13		697,000	714,672
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		545,000	545,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	515,313
8.5% 9/15/16		1,950,000	2,035,410
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,158
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,012,605
7% 5/5/20 (f)		1,635,000	1,996,826
9.125% 7/2/18 (f)		1,855,000	2,418,549
11.75% 1/23/15 (f)		1,440,000	1,737,072
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (f)		3,790,000	3,780,525
8.625% 4/15/20		2,685,000	2,899,800
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,703,051
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,175,293
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,017,525
6.85% 1/15/40 (f)		5,937,000	7,828,012
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,913,016
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,335,438
Newfield Exploration Co. 5.625% 7/1/24		850,000	922,250
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,233,204
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,755,000	1,553,175
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,826,000	2,127,290
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (f)		$ 2,795,000	$ 2,417,675
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,775,000	1,863,750
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	744,975
6.625% 6/15/35		1,470,000	1,826,475
Petro-Canada 6.05% 5/15/18		3,850,000	4,693,323
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		1,420,000	1,451,950
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,701,447
5.375% 1/27/21		20,889,000	23,245,906
5.75% 1/20/20		6,930,000	7,809,472
6.875% 1/20/40		570,000	713,697
7.875% 3/15/19		10,517,000	13,040,270
8.375% 12/10/18		775,000	976,771
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,451,250
7.25% 8/15/18		1,330,000	1,506,225
Petroleos de Venezuela SA:
4.9% 10/28/14		4,315,000	3,872,713
5% 10/28/15		990,000	829,125
5.375% 4/12/27		1,145,000	704,175
5.5% 4/12/37		780,000	468,000
8% 11/17/13		415,000	416,453
8.5% 11/2/17 (f)		7,980,000	7,082,250
9% 11/17/21 (Reg. S)		2,265,000	1,868,625
12.75% 2/17/22 (f)		3,580,000	3,588,950
Petroleos Mexicanos:
4.875% 1/24/22 (f)		12,332,000	13,842,670
5.5% 1/21/21		12,069,000	14,090,558
5.5% 6/27/44 (f)		14,012,000	15,238,050
6% 3/5/20		1,108,000	1,321,290
6.5% 6/2/41		350,000	432,250
6.5% 6/2/41 (f)		28,669,000	35,621,233
6.625% (f)(g)		3,125,000	3,281,250
8% 5/3/19		420,000	548,100
Phillips 66:
4.3% 4/1/22 (f)		12,618,000	13,750,781
5.875% 5/1/42 (f)		10,804,000	12,771,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		$ 5,217,000	$ 5,515,637
3.95% 9/15/15		5,869,000	6,344,682
4.25% 9/1/12		485,000	485,000
6.125% 1/15/17		6,185,000	7,334,717
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,373,750
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,000,000	1,075,020
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	899,925
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	912,600
6.5% 5/27/41 (f)		1,000,000	1,127,500
Quicksilver Resources, Inc. 7.125% 4/1/16		2,695,000	2,169,475
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	4,773,000
5.5% 9/30/14 (f)		6,670,000	7,186,925
5.832% 9/30/16 (f)		1,191,093	1,298,291
6.75% 9/30/19 (f)		4,366,000	5,413,840
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		3,392,000	3,493,760
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	2,940,650
Ship Finance International Ltd. 8.5% 12/15/13		575,000	573,563
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	385,755
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	355,155
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,972
4.6% 6/15/21		2,694,000	2,926,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		560,000	583,800
6.875% 2/1/21		685,000	736,375
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,399,563
Williams Partners LP 4.125% 11/15/20		2,399,000	2,598,537
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc.:
5.25% 1/15/17		$ 610,000	$ 642,025
6% 1/15/22		1,130,000	1,194,975
			473,213,444
TOTAL ENERGY			568,221,898
FINANCIALS - 8.2%
Capital Markets - 0.9%
BlackRock, Inc.:
3.375% 6/1/22		7,840,000	8,295,002
4.25% 5/24/21		5,000,000	5,634,190
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	18,199,515
5.625% 1/15/17		3,200,000	3,468,067
5.75% 1/24/22		23,446,000	25,888,839
5.95% 1/18/18		4,975,000	5,596,726
6.75% 10/1/37		9,643,000	10,053,628
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,434,082
7.125% 5/15/15		1,717,000	1,884,109
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	4,794,181
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,990,427
5.5% 7/28/21		7,569,000	7,764,939
5.625% 9/23/19		12,714,000	13,163,186
5.75% 1/25/21		5,048,000	5,216,088
6% 4/28/15		1,414,000	1,506,416
6.625% 4/1/18		16,118,000	17,802,315
			140,691,710
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		670,000	686,750
Akbank T.A.S. 5.125% 7/22/15 (f)		1,615,000	1,669,506
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		325,000	396,500
Bank of America NA 5.3% 3/15/17		3,467,000	3,774,010
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,027,338
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 1,705,000	$ 1,717,788
4.75% 2/15/15 (f)		2,175,000	2,262,000
5% 5/15/17		2,135,000	2,215,063
5.25% 3/15/18		1,485,000	1,548,113
5.375% 5/15/20		1,425,000	1,471,313
5.5% 2/15/19 (f)		2,175,000	2,267,438
7% 5/2/16 (f)		2,884,195	2,884,195
7% 5/2/17 (f)		2,479,680	2,479,680
Credit Suisse New York Branch 6% 2/15/18		16,785,000	18,642,797
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,803,950
Discover Bank:
7% 4/15/20		2,030,000	2,389,119
8.7% 11/18/19		12,480,000	15,801,090
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	874,350
Fifth Third Bancorp:
4.5% 6/1/18		798,000	865,741
8.25% 3/1/38		4,667,000	6,524,704
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,416,784
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		6,912,000	6,912,000
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,000,000	1,007,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,986,546
HSBC Holdings PLC 4% 3/30/22		12,331,000	13,229,720
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,435,000	1,492,400
9.25% 10/16/13 (f)		760,000	803,700
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,403,247
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,320,933
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,040,000	969,800
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	401,963
KeyBank NA:
5.45% 3/3/16		3,939,000	4,404,590
5.8% 7/1/14		9,490,000	10,170,091
6.95% 2/1/28		1,977,000	2,374,241
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,873,514
5% 1/17/17		13,700,000	15,358,440
5.25% 9/4/12		3,162,000	3,162,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37		$ 17,999,000	$ 18,021,499
7.5% 5/15/18		6,622,000	7,714,630
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,130,313
7.75% 11/10/14		6,404,000	7,093,711
RSHB Capital SA:
6% 6/3/21 (f)		555,000	560,550
9% 6/11/14 (f)		510,000	563,550
SSB #1 PLC 8.25% 3/10/16		450,000	398,250
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,435,000	1,119,300
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		880,000	891,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	864,736
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,694,533
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		705,000	777,263
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,881,327
5.75% 6/15/17		2,933,000	3,500,324
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,302,387
3.676% 6/15/16		4,301,000	4,679,140
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		1,060,000	1,144,800
			223,926,227
Consumer Finance - 0.6%
Ally Financial, Inc.:
3.6375% 2/11/14 (l)		2,895,000	2,905,856
4.625% 6/26/15		2,605,000	2,673,413
5.5% 2/15/17		2,785,000	2,882,475
Discover Financial Services:
5.2% 4/27/22		12,545,000	13,343,213
6.45% 6/12/17		10,366,000	11,744,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
3.875% 1/15/15		$ 5,000,000	$ 5,202,710
5% 5/15/18		2,390,000	2,572,316
5.875% 8/2/21		1,400,000	1,546,170
12% 5/15/15		2,440,000	3,037,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	324,806
4.625% 1/7/21		5,706,000	6,451,226
5.625% 9/15/17		5,858,000	6,922,779
5.625% 5/1/18		25,000,000	29,610,375
			89,217,454
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,323,000
Bank of America Corp.:
3.875% 3/22/17		3,134,000	3,302,412
5.65% 5/1/18		8,780,000	9,810,245
5.7% 1/24/22		6,876,000	7,780,985
5.75% 12/1/17		21,955,000	24,551,179
6.5% 8/1/16		9,000,000	10,264,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,437,313
BP Capital Markets PLC:
3.625% 5/8/14		418,000	438,804
4.5% 10/1/20		650,000	756,685
4.742% 3/11/21		8,800,000	10,331,842
Capital One Capital V 10.25% 8/15/39		12,196,000	12,561,880
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,333,463
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,496,784
4.75% 5/19/15		25,881,000	27,784,133
5.875% 1/30/42		10,423,000	12,258,980
6.125% 5/15/18		12,245,000	14,202,976
6.5% 8/19/13		13,174,000	13,855,056
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 9.375% 5/1/20 (f)		1,915,000	2,077,775
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		350,000	367,500
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,779,438
6.75% 6/1/18		1,500,000	1,650,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 2,715,000	$ 2,850,750
8% 1/15/18		5,880,000	6,262,200
8% 1/15/18 (f)		620,000	658,750
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	875,000
Indo Energy Finance BV 7% 5/7/18 (f)		1,000,000	1,015,000
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,086,383
4.35% 8/15/21		13,339,000	14,628,935
4.5% 1/24/22		22,046,000	24,497,978
4.95% 3/25/20		17,148,000	19,650,716
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	666,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,460,900
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	331,637
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,778,069
5.15% 3/15/20		3,761,000	4,383,829
TMK Capital SA 7.75% 1/27/18		1,450,000	1,435,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		370,000	401,450
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,445,463
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		735,000	788,288
6.8% 11/22/25 (f)		605,000	703,313
6.902% 7/9/20 (f)		715,000	831,188
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		1,211,391	829,012
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		2,135,000	2,228,406
			279,174,048
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,529,417
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,759,485
Aon Corp.:
3.125% 5/27/16		11,274,000	11,908,670
3.5% 9/30/15		4,451,000	4,693,068
5% 9/30/20		3,854,000	4,419,497
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	600,362
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		$ 1,859,000	$ 1,896,180
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	13,689,963
5.375% 3/15/17		194,000	212,216
6.625% 4/15/42		9,473,000	10,665,168
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,279,285
6.5% 3/15/35 (f)		1,741,000	1,868,868
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,964,346
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,141,066
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,666,330
5% 6/15/15		1,163,000	1,291,917
6.75% 6/1/16		7,610,000	9,101,195
Metropolitan Life Global Funding I 5.125% 4/10/13 (f)		559,000	574,103
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,812,275
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,925,750
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		5,674,000	7,726,405
Pacific LifeCorp 6% 2/10/20 (f)		6,323,000	7,041,286
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,011,264
4.5% 11/16/21		6,390,000	7,045,288
5.15% 1/15/13		2,966,000	3,014,031
5.8% 11/16/41		8,381,000	9,608,096
6.2% 11/15/40		4,318,000	5,091,989
7.375% 6/15/19		3,230,000	4,067,077
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,935,547
Unum Group:
5.625% 9/15/20		8,386,000	9,263,201
5.75% 8/15/42		11,125,000	11,471,099
7.125% 9/30/16		587,000	683,607
			204,958,051
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,242,426
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	374,541
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23		$ 8,745,000	$ 9,154,808
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,399
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,275,306
5.875% 11/30/12		670,000	677,775
DDR Corp. 4.625% 7/15/22		4,746,000	4,921,754
Developers Diversified Realty Corp.:
4.75% 4/15/18		9,273,000	9,939,794
7.5% 4/1/17		5,574,000	6,524,975
7.875% 9/1/20		323,000	400,278
Duke Realty LP:
4.375% 6/15/22		7,323,000	7,654,944
4.625% 5/15/13		1,106,000	1,128,395
5.4% 8/15/14		5,561,000	5,932,658
5.95% 2/15/17		1,109,000	1,247,365
6.25% 5/15/13		14,494,000	14,933,371
6.5% 1/15/18		3,795,000	4,400,310
6.75% 3/15/20		10,379,000	12,507,411
8.25% 8/15/19		75,000	94,849
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,514,439
6% 9/15/17		890,000	990,274
6.25% 12/15/14		6,140,000	6,656,073
6.25% 1/15/17		494,000	550,920
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	463,493
5.9% 4/1/20		2,504,000	2,997,458
6.2% 1/15/17		620,000	721,583
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,676
HMB Capital Trust V 4.0679% 12/15/36 (c)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,506,347
6.25% 6/15/17		1,232,000	1,352,269
6.65% 1/15/18		867,000	962,083
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,914,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		290,000	310,300
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 855,000	$ 950,841
UDR, Inc. 5.5% 4/1/14		5,222,000	5,508,923
Washington (REIT) 5.25% 1/15/14		322,000	336,044
			119,432,307
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13		2,580,000	2,671,714
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,496,342
4.25% 7/15/22		5,809,000	6,063,760
6.125% 4/15/20		3,429,000	3,999,870
Brandywine Operating Partnership LP 5.7% 5/1/17		7,049,000	7,698,735
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,280,750
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,189,528
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,276,239
5.25% 3/15/21		5,708,000	6,304,520
ERP Operating LP:
4.625% 12/15/21		22,997,000	26,376,777
4.75% 7/15/20		7,700,000	8,721,621
5.25% 9/15/14		1,310,000	1,415,054
5.375% 8/1/16		2,768,000	3,152,414
5.5% 10/1/12		3,690,000	3,702,207
5.75% 6/15/17		14,407,000	16,975,696
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	434,250
7.625% 6/1/15		260,000	258,538
Host Hotels & Resorts LP:
4.75% 3/1/23		945,000	968,625
5.875% 6/15/19		2,150,000	2,359,625
6% 11/1/20		105,000	116,025
Liberty Property LP:
4.125% 6/15/22		6,280,000	6,516,536
4.75% 10/1/20		11,282,000	12,293,578
5.125% 3/2/15		1,405,000	1,509,559
5.5% 12/15/16		1,891,000	2,120,966
6.625% 10/1/17		4,835,000	5,682,517
Mack-Cali Realty LP:
4.5% 4/18/22		4,072,000	4,316,328
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19		$ 700,000	$ 859,956
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,920,650
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,862,572
5.5% 1/15/14 (f)		867,000	887,875
5.7% 4/15/17 (f)		2,115,000	2,212,030
Realogy Corp. 7.625% 1/15/20 (f)		965,000	1,043,358
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,906,241
Regency Centers LP:
4.95% 4/15/14		611,000	641,086
5.25% 8/1/15		2,133,000	2,321,649
5.875% 6/15/17		1,089,000	1,251,667
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,729,766
4.125% 12/1/21		7,287,000	8,035,338
4.2% 2/1/15		3,659,000	3,902,675
Tanger Properties LP:
6.125% 6/1/20		14,318,000	16,991,214
6.15% 11/15/15		1,777,000	1,983,802
Ventas Realty LP 4.25% 3/1/22		300,000	320,985
			197,772,638
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		112,350	57,299
TOTAL FINANCIALS			1,255,229,734
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	13,123,128
Celgene Corp. 2.45% 10/15/15		613,000	634,536
			13,757,664
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	454,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 846,375
10.875% 11/15/14		4,115,000	4,269,313
			5,570,263
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)		22,009,000	25,401,401
Community Health Systems, Inc. 5.125% 8/15/18		785,000	809,531
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,043,040
6.3% 8/15/14		3,618,000	3,921,594
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,371,200
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,921,175
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,190,338
6.25% 6/15/14		2,629,000	2,872,253
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,315,000	2,477,050
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,605,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		2,895,000	2,750,250
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,230,241
4.125% 9/15/20		7,486,000	8,136,638
Radiation Therapy Services, Inc. 8.875% 1/15/17		790,000	754,450
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,805,750
			76,019,061
Pharmaceuticals - 0.1%
Mylan, Inc. 6% 11/15/18 (f)		3,030,000	3,226,950
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)		4,500,000	4,747,500
6.875% 12/1/18 (f)		3,440,000	3,620,600
7% 10/1/20 (f)		255,000	263,925
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	766,211
			12,625,186
TOTAL HEALTH CARE			107,972,174
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		$ 572,000	$ 602,868
6.375% 6/1/19 (f)		8,071,000	9,637,630
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		1,930,000	2,065,100
United Technologies Corp.:
3.1% 6/1/22		13,132,000	13,980,839
4.5% 6/1/42		13,132,000	14,949,154
			41,235,591
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		330,501	355,288
6.648% 3/15/19		2,794,815	2,948,530
6.75% 9/15/15 (f)		4,585,000	4,722,550
6.9% 7/2/19		847,481	916,381
Continental Airlines, Inc. 9.25% 5/10/17		2,392,869	2,620,191
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,515,000
6.75% 11/23/15		1,515,000	1,541,513
8.954% 8/10/14		1,740,005	1,770,455
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		640,173	663,412
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,689,922
8.36% 1/20/19		1,337,073	1,450,724
United Air Lines, Inc. 9.875% 8/1/13 (f)		629,000	646,298
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		767,799	740,926
9.75% 1/15/17		1,913,598	2,195,854
12% 1/15/16 (f)		599,661	652,132
			24,429,176
Building Products - 0.1%
Building Materials Corp. of America 6.875% 8/15/18 (f)		3,715,000	4,021,488
HD Supply, Inc.:
8.125% 4/15/19 (f)		3,460,000	3,762,750
11% 4/15/20 (f)		955,000	1,050,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 799,033
USG Corp. 7.875% 3/30/20 (f)		675,000	718,031
			10,351,802
Commercial Services & Supplies - 0.3%
ARAMARK Corp. 3.9446% 2/1/15 (l)		5,440,000	5,426,400
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(l)		7,325,000	7,526,438
Clean Harbors, Inc. 5.25% 8/1/20 (f)		555,000	569,569
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,524,680
International Lease Finance Corp.:
4.875% 4/1/15		2,370,000	2,462,430
5.75% 5/15/16		1,330,000	1,379,875
5.875% 8/15/22		1,830,000	1,830,000
6.25% 5/15/19		1,640,000	1,713,800
8.625% 9/15/15		2,745,000	3,074,400
8.75% 3/15/17		3,700,000	4,264,250
8.875% 9/1/17		1,665,000	1,931,400
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		2,855,000	2,847,863
			38,551,105
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,998,000
Odebrecht Finance Ltd. 7.5% (f)(g)		2,555,000	2,708,300
			4,706,300
Electrical Equipment - 0.0%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		400,000	437,000
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	21,041,698
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	710,500
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,015,000	1,083,513
Road & Rail - 0.0%
Hertz Corp.:
6.75% 4/15/19		1,310,000	1,378,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18		$ 4,330,000	$ 4,665,575
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	710,125
			6,754,475
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
6.75% 4/15/17		1,410,000	1,522,800
9.75% 8/1/18		840,000	962,850
			2,485,650
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,405,300	1,363,141
TOTAL INDUSTRIALS			153,149,951
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		2,930,000	2,534,450
10.125% 11/1/15 pay-in-kind (l)		1,200,000	1,041,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,166,450
6.5% 1/15/28		1,240,000	796,700
			9,538,600
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 4.7% 9/15/22		770,000	773,850
Sanmina-SCI Corp. 7% 5/15/19 (f)		3,580,000	3,571,050
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,090,530
6% 10/1/12		4,835,000	4,853,900
6.55% 10/1/17		1,383,000	1,672,062
			14,961,392
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		630,000	697,725
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (f)		300,000	321,750
First Data Corp. 8.25% 1/15/21 (f)		760,000	753,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,164,752
10.25% 8/15/15		1,765,000	1,800,300
			4,040,152
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,778
4.5% 5/15/21		4,102,000	4,311,723
			4,703,501
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 7.375% 5/1/18		285,000	297,469
Spansion LLC 7.875% 11/15/17		3,465,000	3,378,375
Viasystems, Inc. 7.875% 5/1/19 (f)		1,520,000	1,493,400
			5,169,244
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		395,000	404,381
TOTAL INFORMATION TECHNOLOGY			39,514,995
MATERIALS - 1.0%
Chemicals - 0.3%
Braskem America Finance Co. 7.125% 7/22/41 (f)		735,000	764,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,133,338
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,929,154
4.25% 11/15/20		5,898,000	6,495,898
7.6% 5/15/14		16,974,000	18,836,608
INEOS Finance PLC:
7.5% 5/1/20 (f)		710,000	722,425
8.375% 2/15/19 (f)		1,720,000	1,810,300
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,107,750
LyondellBasell Industries NV:
5% 4/15/19		3,170,000	3,360,200
5.75% 4/15/24		1,480,000	1,679,800
6% 11/15/21		700,000	796,250
NOVA Chemicals Corp. 3.8549% 11/15/13 (l)		2,720,000	2,720,000
			52,356,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,536,210
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,695,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		940,000	1,024,600
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,701,300
			7,957,110
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,895,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	214,500
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		425,000	444,125
8.375% 6/15/19 (f)		575,000	605,188
Sealed Air Corp. 8.125% 9/15/19 (f)		3,155,000	3,502,050
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		850,000	884,000
			8,545,613
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	772,590
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,645,306
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	959,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,362,170
6.375% 11/30/12 (f)		2,002,000	2,024,919
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,728,125
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		1,990,000	1,930,300
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,055,019
9.5% 4/24/18 (Reg. S)		750,000	820,313
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		710,000	678,050
7% 11/1/15 (f)		5,435,000	5,339,888
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,077,725
Metinvest BV 10.25% 5/20/15 (f)		735,000	731,325
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	987,188
MRC Global, Inc. 9.5% 12/15/16		4,535,000	4,943,150
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,725,250
Southern Copper Corp. 6.75% 4/16/40		920,000	1,068,037
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		$ 1,850,000	$ 1,914,750
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,307,008
6.25% 1/23/17		5,581,000	6,398,393
Votorantim Cimentos SA 7.25% 4/5/41 (f)		740,000	791,800
			78,494,381
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. 7.5% 6/1/20		2,125,000	2,305,625
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	211,575
			2,517,200
TOTAL MATERIALS			149,870,427
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,943,200
AT&T, Inc.:
3.875% 8/15/21		8,800,000	9,904,470
5.35% 9/1/40		4,006,000	4,815,420
5.55% 8/15/41		10,000,000	12,451,600
6.3% 1/15/38		16,665,000	21,761,190
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	1,008,833
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,218,705
6.45% 6/15/21		8,152,000	9,103,453
Embarq Corp. 7.995% 6/1/36		4,717,000	5,222,870
Intelsat Ltd. 11.25% 6/15/16		1,504,000	1,582,960
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,431,019
11.5% 2/4/17 pay-in-kind (l)		11,258,205	11,821,115
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		945,000	987,525
Telefonica Emisiones SAU 5.462% 2/16/21		6,967,000	6,409,640
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,870,786
6.1% 4/15/18		6,000,000	7,496,376
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.25% 4/1/37		$ 2,348,000	$ 3,117,879
6.9% 4/15/38		6,295,000	8,937,968
			130,085,009
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,597,707
3.125% 7/16/22		9,218,000	9,455,963
3.625% 3/30/15		731,000	780,598
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,400,000	3,638,000
8.875% 1/15/15 (f)		5,755,000	5,870,100
9.125% 1/15/15 pay-in-kind (f)(l)		3,770,000	3,845,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,315,402
5.875% 10/1/19		5,944,000	6,990,810
6.35% 3/15/40		3,541,000	4,170,661
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,737,188
Nextel Communications, Inc.:
5.95% 3/15/14		5,930,000	5,944,825
7.375% 8/1/15		2,594,000	2,606,970
NII Capital Corp. 7.625% 4/1/21		1,755,000	1,355,738
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,870,000	2,841,300
Sprint Nextel Corp.:
6% 12/1/16		3,155,000	3,218,100
7% 8/15/20		2,305,000	2,356,863
9% 11/15/18 (f)		1,050,000	1,239,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,745,000	1,854,063
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,060,000	3,182,400
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,030,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		510,000	517,650
Vodafone Group PLC 5% 12/16/13		2,864,000	3,026,867
			84,575,605
TOTAL TELECOMMUNICATION SERVICES			214,660,614
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.2%
Electric Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17		$ 3,112,000	$ 3,669,051
AmerenUE 6.4% 6/15/17		2,491,000	2,989,823
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,071,310
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	224,500
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,762,647
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		6,944,000	7,837,811
6.4% 9/15/20 (f)		16,661,000	19,255,134
Edison International 3.75% 9/15/17		6,674,000	7,136,295
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,045,000	438,900
Enel Finance International SA 5.7% 1/15/13 (f)		206,000	208,241
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,799,008
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,596,882
6.05% 8/15/21		9,801,000	10,906,612
InterGen NV 9% 6/30/17 (f)		4,570,000	4,455,750
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,444,481
3.75% 11/15/20		1,450,000	1,501,407
Majapahit Holding BV:
7.75% 1/20/20 (f)		850,000	1,043,375
8% 8/7/19 (f)		485,000	597,763
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,265,225
9.125% 5/1/31		820,000	848,700
Nevada Power Co.:
6.5% 5/15/18		790,000	985,961
6.5% 8/1/18		388,000	486,393
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,592,679
Otter Tail Corp. 9% 12/15/16		2,410,000	2,614,850
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	877,535
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,258,340
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,628,648
6% 12/1/39		7,150,000	9,013,454
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,028,184
			137,538,959
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,090,000	$ 1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	520,444
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,912,993
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		423,000	446,265
7.5% 10/1/18 (f)		1,574,000	1,695,985
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,008,750
			10,805,237
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,788,125
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (f)		2,775,000	3,038,625
7.25% 10/15/21 (f)		3,430,000	3,910,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		305,000	311,481
11.75% 3/1/22 (f)		1,225,000	1,304,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,135,000	3,456,338
9.875% 10/15/20		1,750,000	1,918,438
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,249,675
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	639,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,019,063
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,167,231
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,906,745
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,420,000
The AES Corp.:
7.375% 7/1/21		615,000	704,175
7.75% 10/15/15		2,345,000	2,638,125
8% 10/15/17		4,575,000	5,329,875
			48,801,721
Multi-Utilities - 0.9%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	18,876,440
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	5,149,044
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7606% 9/30/66 (l)		$ 19,226,000	$ 17,503,754
7.5% 6/30/66 (l)		10,345,000	11,185,531
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,519,295
6.5% 9/15/37		7,097,000	9,697,107
National Grid PLC 6.3% 8/1/16		1,589,000	1,835,653
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,332,461
5.25% 9/15/17		843,000	971,918
5.25% 2/15/43		8,869,000	9,820,919
5.4% 7/15/14		1,680,000	1,805,777
5.45% 9/15/20		854,000	975,855
5.8% 2/1/42		6,336,000	7,537,692
5.95% 6/15/41		11,832,000	14,182,178
6.4% 3/15/18		1,654,000	1,979,936
6.8% 1/15/19		6,774,000	8,122,195
Puget Energy, Inc.:
5.625% 7/15/22 (f)		600,000	629,220
6% 9/1/21		2,464,000	2,711,804
6.5% 12/15/20		1,275,000	1,402,500
Sempra Energy 2.3% 4/1/17		14,116,000	14,763,896
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,086,775
			142,089,950
TOTAL UTILITIES			339,235,867
TOTAL NONCONVERTIBLE BONDS			3,372,861,499
TOTAL CORPORATE BONDS (Cost $3,027,727,547)			3,375,498,349
U.S. Government and Government Agency Obligations - 26.2%
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 74,864,698	$ 110,162,195
2.125% 2/15/41		74,359,727	110,185,958
2.5% 1/15/29		21,377,600	30,399,671
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			250,747,824
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds:
2.75% 8/15/42		53,161,000	53,999,934
3% 5/15/42		443,275,000	474,442,552
4.375% 5/15/41		68,183,000	92,931,315
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,939,788
0.25% 8/15/15		227,529,000	227,244,589
0.5% 7/31/17		170,710,000	170,029,891
0.875% 11/30/16		1,503,000	1,528,480
0.875% 4/30/17		203,188,000	206,267,517
0.875% 7/31/19		524,444,000	520,551,577
1.375% 11/30/15		88,617,000	91,587,087
1.75% 5/31/16		263,340,000	276,527,541
1.75% 5/15/22		128,707,000	131,401,867
2% 2/15/22		368,119,000	385,259,357
2.375% 2/28/15		499,922,000	526,128,842
2.625% 7/31/14		316,140,000	330,514,570
2.625% 12/31/14 (i)		273,340,000	288,458,982
TOTAL U.S. TREASURY OBLIGATIONS			3,785,813,889
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,882,106,237)			4,036,561,713
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 9.2%
2.067% 10/1/33 (l)		847,261	891,891
2.558% 6/1/36 (l)		143,587	153,995
2.743% 2/1/36 (l)		750,864	806,744
2.777% 7/1/37 (l)		359,536	386,293
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.82% 12/1/35 (l)		$ 540,123	$ 580,319
3% 10/1/26 to 7/1/42		12,568,701	13,307,591
3% 9/1/27 (h)		13,300,000	14,034,618
3% 9/1/27 (h)		4,900,000	5,170,649
3% 9/1/42 (h)		3,700,000	3,839,378
3% 9/1/42 (h)		38,800,000	40,261,588
3% 9/1/42 (h)		35,400,000	36,733,511
3% 9/1/42 (h)		3,400,000	3,528,077
3% 10/1/42 (h)		37,800,000	39,075,750
3.5% 1/1/41 to 7/1/42		49,089,594	52,351,035
3.5% 9/1/42 (h)		100,000	106,031
3.5% 9/1/42 (h)		14,300,000	15,162,467
3.5% 9/1/42 (h)		28,700,000	30,430,966
3.5% 9/1/42 (h)		14,300,000	15,162,467
4% 9/1/26 to 7/1/42		165,861,114	180,486,162
4% 9/1/41		173,910	187,721
4% 10/1/41		4,265,903	4,636,670
4% 9/1/42 (h)		57,000,000	61,123,597
4% 9/1/42 (h)		63,000,000	67,557,659
4.5% 11/1/18 to 11/1/41		202,276,265	221,514,681
4.5% 9/1/42 (h)		40,700,000	44,051,393
4.5% 9/1/42 (h)		29,700,000	32,145,611
5% 5/1/19 to 6/1/40		90,847,154	99,811,736
5% 9/1/42 (h)		58,900,000	64,329,838
5% 9/1/42 (h)		1,000,000	1,092,187
5.5% 3/1/18 to 3/1/39		163,269,293	180,020,499
5.5% 9/1/42 (h)		47,000,000	51,578,829
6% 4/1/21 to 7/1/41		127,131,385	140,124,041
6.5% 11/1/35		329,445	370,905
TOTAL FANNIE MAE			1,421,014,899
Freddie Mac - 1.5%
3.454% 10/1/35 (l)		204,511	219,763
3.5% 4/1/32 to 6/1/42		21,071,948	22,546,892
4% 12/1/40 to 5/1/42		30,564,842	33,444,754
4% 9/1/41		1,739,596	1,891,742
4% 9/1/42 (h)		25,000,000	26,746,095
4.5% 7/1/25 to 10/1/41		64,804,619	70,220,666
4.5% 9/1/42 (h)		5,800,000	6,244,969
5% 1/1/35 to 8/1/40		30,256,468	33,173,862
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17 to 1/1/40		$ 25,158,432	$ 27,536,088
6% 7/1/37 to 8/1/37		3,951,350	4,346,790
TOTAL FREDDIE MAC			226,371,621
Ginnie Mae - 2.0%
3% 10/1/42 (h)		35,400,000	37,081,978
3.5% 10/15/40 to 7/15/42		21,223,487	23,007,242
3.5% 9/1/42 (h)		22,000,000	23,815,002
4% 1/15/25 to 12/15/41		78,762,524	86,290,573
4.5% 11/20/33 to 4/15/41		59,274,058	65,756,594
5% 3/15/39 to 9/15/41		59,182,763	66,063,454
6% 9/20/38		4,036,776	4,546,316
TOTAL GINNIE MAE			306,561,159
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,919,176,640)			1,953,947,679
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (l)		989,152	762,010
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (l)		424,989	346,711
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (l)		81,022	77,180
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (f)(l)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (f)(l)		4,142,453	2,133,363
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (f)		4,103,402	4,129,529
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,133,287
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,701,981
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)		8,910,000	9,000,401
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,030,579
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,626,284
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,985,174
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,989
Asset-Backed Securities - continued
		Principal Amount (d)	Value
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		$ 7,520,000	$ 7,562,448
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (l)		77,599	58,521
Series 2004-R2 Class M3, 0.7855% 4/25/34 (l)		109,047	43,248
Series 2005-R2 Class M1, 0.6855% 4/25/35 (l)		2,064,696	1,849,187
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		171,000	170,915
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5975% 3/23/19 (f)(l)		162,656	156,149
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (l)		47,932	38,275
Series 2004-W11 Class M2, 0.9355% 11/25/34 (l)		561,149	394,652
Series 2004-W7 Class M1, 0.7855% 5/25/34 (l)		1,542,998	1,095,396
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (l)		1,302,115	393,528
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (l)		2,346,371	1,931,979
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (l)		64,676	482
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(l)		7,217,000	1
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)		3,644,028	3,671,861
BMW Vehicle Lease Trust Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,160,546
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,861,857
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(l)		125,801	113,536
Class B, 0.987% 7/20/39 (f)(l)		263,810	118,055
Class C, 1.337% 7/20/39 (f)(l)		339,379	5,091
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		601,509	612,036
Class B, 5.267% 6/25/35 (f)		1,000,000	1,007,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (f)(l)		154,123	138,803
Capmark VII Ltd. Series 2006-7A Class H, 1.7895% 8/15/36 (f)(l)		533,304	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		7,906,638	7,953,413
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (l)		1,802,588	718,008
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (f)(l)		$ 880,185	$ 651,337
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,029,375
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		5,602,047	5,603,471
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,809,114
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (l)		129,071	128,119
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (l)		11,800	3,737
Series 2004-3 Class M4, 1.2055% 4/25/34 (l)		159,665	72,569
Series 2004-4 Class M2, 1.0305% 6/25/34 (l)		587,945	337,959
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	491,850
Class B2, 1.8106% 12/28/35 (f)(l)		500,000	475,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (f)(l)		100,000	98,500
Class D, 9% 6/28/38 (f)		203,124	132,031
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	507,108
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (l)		38,916	24,267
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (l)		290,872	179,296
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (l)		22,872	9,752
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)		367,242	367,300
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		163,998	164,104
Class A4, 2.98% 8/15/14		4,800,000	4,852,958
Series 2010-B Class A3, 0.98% 10/15/14		4,377,078	4,386,944
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,821,326
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (l)		948,695	296,089
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2555% 1/25/35 (l)		$ 363,547	$ 47,992
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(l)		2,892,000	1,189,480
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		902,698	871,104
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(l)		196,854	185,237
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(l)		1,753,298	1,508,465
Class B, 0.5195% 11/15/34 (f)(l)		633,344	438,042
Class C, 0.6195% 11/15/34 (f)(l)		1,052,592	599,794
Class D, 0.9895% 11/15/34 (f)(l)		399,703	124,161
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (f)(l)		215,708	73,971
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7855% 9/25/46 (f)(l)		1,403,242	1,349,358
Class E, 1.8855% 9/25/46 (f)(l)		250,000	87,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (l)		375,633	293,405
Series 2003-3 Class M1, 1.5255% 8/25/33 (l)		678,750	567,949
Series 2003-5 Class A2, 0.9355% 12/25/33 (l)		32,929	26,901
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (l)		1,522,035	508,803
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,934,502
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (l)		204,000	2,824
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (l)		1,520,141	1,395,573
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (l)		519,111	466,760
Series 2006-A Class 2C, 1.6106% 3/27/42 (l)		3,243,000	154,264
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3955% 11/25/36 (l)		5,356,225	1,936,190
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6655% 5/25/46 (f)(l)		250,000	160,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		13,272	13,341
Class C, 5.691% 10/20/28 (f)		5,899	5,916
Class D, 6.01% 10/20/28 (f)		70,232	70,293
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (l)		784,792	6,167
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (l)		$ 162,992	$ 103,745
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (l)		499,279	331,788
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (l)		1,466,757	1,323,447
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (l)		2,859,684	2,302,070
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (l)		57,368	45,202
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (l)		27,201	11,703
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (l)		399,800	240,767
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (l)		416,362	49,491
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (f)(l)		220,000	195,800
Class C1B, 7.696% 8/28/38 (f)		64,212	51,370
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)		7,651,000	100,396
Series 2006-4 Class D, 1.3355% 5/25/32 (l)		2,481,000	251
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (l)		1,426,957	921,695
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,008,173
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,123,768
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(f)(l)		566,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(f)(l)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (l)		532,896	231,934
Class M4, 1.6855% 9/25/34 (l)		683,353	154,950
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (l)		1,475,804	843,390
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		194,862	194,862
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	530,180
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1855% 9/25/46 (f)(l)		250,000	55,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (l)		5,108	4,317
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (l)		1,268,559	919,535
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(l)		411,598	402,780
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (l)		1,272,000	770,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (l)		63,686	21,670
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		475,493	487,515
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (l)		28,819	26,005
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	109,335
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(l)		2,647,319	33,091
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (f)(l)		400,000	200,000
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (f)(l)		1,275,257	1,160,483
Class A1B, 0.7976% 9/25/26 (f)(l)		1,033,000	878,050
Class A2A, 0.6876% 9/25/26 (f)(l)		768,814	757,282
Class A2B, 0.7776% 9/25/26 (f)(l)		250,000	221,875
Class B, 0.8276% 9/25/26 (f)(l)		250,000	205,000
Class C 0.9976% 9/25/26 (f)(l)		250,000	200,000
Class F, 1.6176% 9/25/26 (f)(l)		250,000	186,250
Class G, 1.8176% 9/25/26 (f)(l)		326,000	235,535
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)		7,938	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(l)		1,789,540	1,181,096
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (f)(l)		491,427	427,542
Class D, 1.2845% 11/21/40 (f)(l)		305,000	112,850
TOTAL ASSET-BACKED SECURITIES (Cost $250,614,565)			255,521,074
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		158,925	44,742
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (f)(l)(n)		8,627,914	304,801
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (l)		$ 1,788,802	$ 1,540,344
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	891,565
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (f)(l)		11,356	11,358
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		49,127	13,995
Series 2003-35 Class B, 4.6386% 9/25/18 (l)		75,999	19,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 0% 6/25/33 (l)		215,141	96,813
Series 2004-3 Class DB4, 5.8253% 4/25/34 (l)		20,447	51
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (l)		1,308,293	1,259,899
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (f)(l)		1,000,000	1,105,996
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(l)		910,000	1,000,528
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		10,124	5
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		53,420	13,355
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (l)		205,017	154,788
Series 2006-1A Class C2, 1.437% 12/20/54 (f)(l)		6,523,000	4,924,865
Series 2006-2 Class C1, 1.177% 12/20/54 (l)		21,543,000	16,264,965
Series 2006-3 Class C2, 0.737% 12/20/54 (l)		1,124,000	848,620
Series 2006-4:
Class B1, 0.417% 12/20/54 (l)		4,521,000	4,125,413
Class C1, 0.997% 12/20/54 (l)		2,767,000	2,089,085
Class M1, 0.577% 12/20/54 (l)		1,190,000	1,035,300
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (l)		2,234,000	1,686,670
Class 1M1, 0.537% 12/20/54 (l)		1,493,000	1,298,910
Class 2C1, 1.197% 12/20/54 (l)		1,015,000	766,325
Class 2M1, 0.737% 12/20/54 (l)		1,917,000	1,667,790
Series 2007-2 Class 2C1, 1.098% 12/17/54 (l)		2,654,000	2,003,770
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (l)		430,241	340,536
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7138% 3/25/37 (l)		4,073,799	4,129,304
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)		$ 2,216,732	$ 2,344,852
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (l)		2,159,278	1,662,304
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	989,518
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (l)		2,522,912	1,614,370
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (l)		6,029,286	4,729,694
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	937,410
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (l)		1,865,850	1,516,856
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (f)(l)		1,101,069	877,291
Class B6, 3.0903% 7/10/35 (f)(l)		245,498	194,084
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(l)		209,235	200,865
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	90,086
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (l)		34,224	30,351
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (l)		414,657	386,477
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (l)		3,200,850	2,752,223
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		110,459	49,707
Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (l)		3,037,239	1,588,607
TOTAL PRIVATE SPONSOR			67,603,488
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		183,585	196,169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,530,628)			67,799,657
Commercial Mortgage Securities - 4.9%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (o)		$ 456,062	$ 442,185
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	205,667
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4864% 2/14/29 (f)(l)		290,368	304,055
Series 1997-D4:
Class B2, 7.525% 4/14/29		563,961	572,511
Class B5, 7.525% 4/14/29		129,000	109,932
Series 1997-D5:
Class A6, 7.1354% 2/14/43 (l)		245,438	246,803
Class A7, 7.3754% 2/14/43 (l)		820,000	824,298
Class PS1, 1.2297% 2/14/43 (l)(n)		1,080,614	31,940
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (l)		1,568,620	1,659,548
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,095,117
Series 2006-5:
Class A2, 5.317% 9/10/47		5,526,415	5,556,882
Class A3, 5.39% 9/10/47		2,653,000	2,814,844
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,157,776
Series 2007-4 Class A3, 5.7921% 2/10/51 (l)		1,869,164	1,944,009
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	109,910
Series 2007-3:
Class A3, 5.6612% 6/10/49 (l)		3,176,000	3,237,856
Class A4, 5.6612% 6/10/49 (l)		3,965,000	4,535,282
Series 2008-1 Class D, 6.2489% 2/10/51 (f)(l)		125,000	44,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,772,786
Series 2002-2 Class F, 5.487% 7/11/43		415,000	417,700
Series 2004-2 Class A4, 4.153% 11/10/38		2,035,414	2,091,864
Series 2005-1 Class A3, 4.877% 11/10/42		746,767	746,240
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		530,000	527,046
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,471,227
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	311,649
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	154,668
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	2,340
Class L, 4.637% 7/10/42 (f)(l)		280,000	506
Series 2004-5 Class G, 5.5625% 11/10/41 (f)(l)		195,000	148,583
Series 2005-1 Class CJ, 5.1989% 11/10/42 (l)		550,000	575,680
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,222,223
Series 2005-6 Class AJ, 5.1929% 9/10/47 (l)		300,000	315,997
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.9895% 11/15/15 (f)(l)		$ 836,124	$ 819,399
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4995% 3/15/22 (f)(l)		230,977	229,855
Class C, 0.5495% 3/15/22 (f)(l)		1,357,000	1,343,621
Class D, 0.5995% 3/15/22 (f)(l)		826,000	813,726
Class E, 0.6395% 3/15/22 (f)(l)		684,000	670,416
Class F, 0.7095% 3/15/22 (f)(l)		615,784	597,397
Class G, 0.7695% 3/15/22 (f)(l)		399,119	379,219
Class J, 1.2895% 3/15/22 (f)(l)		678,000	617,076
Class K, 2.2395% 3/15/22 (f)(l)		427,499	260,835
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (f)(l)		166,047	161,066
Class E, 0.4795% 10/15/19 (f)(l)		1,385,000	1,308,825
Class F, 0.5495% 10/15/19 (f)(l)		3,150,730	2,961,686
Class G, 0.5695% 10/15/19 (f)(l)		1,245,579	1,158,388
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(l)		59,110	42,871
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(l)		116,840	68,331
Class M1, 0.7955% 4/25/34 (f)(l)		93,807	66,710
Class M2, 1.4355% 4/25/34 (f)(l)		86,665	60,942
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(l)		1,515,564	1,093,707
Class M1, 0.6655% 8/25/35 (f)(l)		75,477	44,295
Class M2, 0.7155% 8/25/35 (f)(l)		124,486	66,983
Class M3, 0.7355% 8/25/35 (f)(l)		68,875	34,015
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(l)		536,712	421,939
Class M1, 0.6755% 11/25/35 (f)(l)		64,056	36,032
Class M2, 0.7255% 11/25/35 (f)(l)		81,326	43,877
Class M3, 0.7455% 11/25/35 (f)(l)		72,785	37,435
Class M4, 0.8355% 11/25/35 (f)(l)		90,684	42,699
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(l)		1,268,721	898,826
Class B1, 1.6355% 1/25/36 (f)(l)		109,639	16,089
Class M1, 0.6855% 1/25/36 (f)(l)		409,265	252,721
Class M2, 0.7055% 1/25/36 (f)(l)		122,780	70,817
Class M3, 0.7355% 1/25/36 (f)(l)		179,310	95,779
Class M4, 0.8455% 1/25/36 (f)(l)		99,168	48,430
Class M5, 0.8855% 1/25/36 (f)(l)		99,168	33,079
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.9355% 1/25/36 (f)(l)		$ 105,328	$ 28,074
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(l)		196,302	144,843
Class M1, 0.6155% 4/25/36 (f)(l)		70,209	41,563
Class M2, 0.6355% 4/25/36 (f)(l)		74,180	40,951
Class M3, 0.6555% 4/25/36 (f)(l)		63,826	32,417
Class M4, 0.7555% 4/25/36 (f)(l)		36,168	16,809
Class M5, 0.7955% 4/25/36 (f)(l)		35,105	12,322
Class M6, 0.8755% 4/25/36 (f)(l)		69,996	23,323
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(l)		3,503,299	2,469,751
Class A2, 0.5155% 7/25/36 (f)(l)		173,321	122,562
Class B1, 1.1055% 7/25/36 (f)(l)		64,893	9,188
Class B3, 2.9355% 7/25/36 (f)(l)		60,694	1,852
Class M1, 0.5455% 7/25/36 (f)(l)		181,849	59,489
Class M2, 0.5655% 7/25/36 (f)(l)		128,303	38,255
Class M3, 0.5855% 7/25/36 (f)(l)		106,425	24,014
Class M4, 0.6555% 7/25/36 (f)(l)		71,865	15,264
Class M5, 0.7055% 7/25/36 (f)(l)		88,329	17,050
Class M6, 0.7755% 7/25/36 (f)(l)		131,789	21,146
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(l)		3,745	30
Class M4, 0.6655% 10/25/36 (f)(l)		143,297	21,570
Class M5, 0.7155% 10/25/36 (f)(l)		171,547	11,151
Class M6, 0.7955% 10/25/36 (f)(l)		336,179	7,802
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(l)		747,965	507,944
Class A2, 0.5055% 12/25/36 (f)(l)		3,805,836	1,772,556
Class B1, 0.9355% 12/25/36 (f)(l)		71,466	1,519
Class M1, 0.5255% 12/25/36 (f)(l)		243,457	50,013
Class M2, 0.5455% 12/25/36 (f)(l)		162,305	24,961
Class M3, 0.5755% 12/25/36 (f)(l)		164,575	22,117
Class M4, 0.6355% 12/25/36 (f)(l)		196,922	22,526
Class M5, 0.6755% 12/25/36 (f)(l)		181,032	14,791
Class M6, 0.7555% 12/25/36 (f)(l)		162,305	8,885
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(l)		813,631	438,007
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(l)		770,707	433,967
Class A2, 0.5555% 7/25/37 (f)(l)		720,121	238,656
Class B1, 1.8355% 7/25/37 (f)(l)		104,716	1,443
Class M1, 0.6055% 7/25/37 (f)(l)		252,866	65,599
Class M2, 0.6455% 7/25/37 (f)(l)		138,176	16,582
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7255% 7/25/37 (f)(l)		$ 140,103	$ 13,703
Class M4, 0.8855% 7/25/37 (f)(l)		276,611	22,025
Class M5, 0.9855% 7/25/37 (f)(l)		243,838	17,389
Class M6, 1.2355% 7/25/37 (f)(l)		309,171	15,450
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(l)		753,626	382,623
Class B1, 1.1855% 7/25/37 (f)(l)		183,174	12,317
Class B2, 1.8355% 7/25/37 (f)(l)		430,380	23,392
Class M1, 0.5455% 7/25/37 (f)(l)		163,681	38,015
Class M2, 0.5755% 7/25/37 (f)(l)		175,436	31,147
Class M3, 0.6055% 7/25/37 (f)(l)		276,444	37,907
Class M4, 0.7355% 7/25/37 (f)(l)		434,058	50,665
Class M5, 0.8355% 7/25/37 (f)(l)		225,145	23,033
Class M6, 1.0355% 7/25/37 (f)(l)		171,679	14,969
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (f)(l)		291,207	18,380
Class M2, 1.2855% 9/25/37 (f)(l)		291,207	15,208
Class M4, 1.8355% 9/25/37 (f)(l)		744,809	29,951
Class M5, 1.9855% 9/25/37 (f)(l)		744,809	22,924
Class M6, 2.1855% 9/25/37 (f)(l)		486,481	11,804
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)		3,264,279	132,203
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)		8,346,537	722,570
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4508% 3/11/39 (l)		450,000	433,366
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(l)		400,163	386,091
Class J, 1.0895% 3/15/19 (f)(l)		407,118	372,955
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (f)(l)		655,330	591,716
Class E, 0.5395% 3/15/22 (f)(l)		3,607,157	3,184,860
Class F, 0.5895% 3/15/22 (f)(l)		2,235,922	1,929,440
Class G, 0.6395% 3/15/22 (f)(l)		537,549	453,115
Class H, 0.7895% 3/15/22 (f)(l)		655,330	539,289
Class J, 0.9395% 3/15/22 (f)(l)		655,330	522,906
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		435,607	439,416
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	650,741
Series 2006-T22 Class AJ, 5.5391% 4/12/38 (l)		400,000	412,745
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)		1,112,000	1,302,622
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 70,698
Class I, 5.64% 2/14/31 (f)		201,950	147,898
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,013,756
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,019,796
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(l)(n)		20,026,973	163,518
Series 2006-T22:
Class A4, 5.5391% 4/12/38 (l)		237,000	270,990
Class B, 5.5391% 4/12/38 (f)(l)		200,000	190,597
Series 2006-T24 Class X2, 0.4455% 10/12/41 (f)(l)(n)		3,435,357	16,345
Series 2007-BBA8:
Class K, 1.4395% 3/15/22 (f)(l)		120,000	93,759
Class L, 2.1395% 3/15/22 (f)(l)		253,498	162,406
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (f)(l)(n)		133,870,169	1,249,946
Series 2007-T28 Class X2, 0.1576% 9/11/42 (f)(l)(n)		72,025,455	383,031
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		317,973	319,563
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(l)		703,227	608,997
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,304,388
Class XCL, 1.331% 5/15/35 (f)(l)(n)		7,622,427	148,531
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5599% 12/15/47 (f)(l)		750,000	817,969
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	699,497
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,102	324,645
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		144,820	148,352
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(l)		117,397	116,223
Class H, 0.6093% 8/15/21 (f)(l)		433,548	413,642
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (f)(l)		183,349	179,814
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (l)		1,215,035	1,244,722
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,485,532
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4 Class A3, 5.293% 12/11/49		$ 1,852,000	$ 1,958,397
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	108,262
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	22,463
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	12,251
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	11,538
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	4,937
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	16,481
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	70,149
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (l)		1,902,000	2,043,836
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	828,563
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(l)		125,664	114,352
Series 2005-FL11:
Class B, 0.4895% 11/15/17 (f)(l)		135,349	131,196
Class C, 0.5395% 11/15/17 (f)(l)		1,168,561	1,109,332
Class D, 0.5795% 11/15/17 (f)(l)		60,771	56,475
Class E, 0.6295% 11/15/17 (f)(l)		216,043	198,612
Class F, 0.6895% 11/15/17 (f)(l)		149,679	136,106
Class G, 0.7395% 11/15/17 (f)(l)		103,750	92,267
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (f)(l)		4,060,000	3,705,651
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	547,037
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		529,570	533,541
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,531,007
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,477,530	2,483,629
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,757,832
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(l)		199,000	219,403
Series 2006-C8 Class XP, 0.4663% 12/10/46 (l)(n)		16,251,781	100,712
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		27,517	27,820
Class G, 6.21% 7/15/31 (f)		554,000	558,875
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		110,362	113,128
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		$ 550,000	$ 483,918
Series 1999-C2 Class G, 6% 11/17/32		302,000	232,104
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.2423% 6/10/44 (l)		905,000	786,174
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,271,156
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		420,000	419,930
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	355,950
Class D, 5.547% 5/15/45 (f)		440,000	354,076
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2 Class E, 5.02% 8/15/45 (f)(l)		600,000	469,595
Series 2012-LC4:
Class C, 5.8246% 12/10/44 (l)		260,000	271,228
Class D, 5.8246% 12/10/44 (f)(l)		870,000	739,361
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	504,058
Class F, 4.867% 6/9/28 (f)		645,000	590,278
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)		3,630,108	3,662,728
Class A3, 5.542% 1/15/49 (l)		3,804,000	4,245,477
Series 2007-C3 Class A4, 5.6792% 6/15/39 (l)		28,438,000	31,393,931
Series 2006-C4 Class AAB, 5.439% 9/15/39		5,554,662	5,625,101
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (l)(n)		11,245,165	91,738
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,923,366
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (f)(l)		6,783,000	5,375,202
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8395% 9/15/21 (f)(l)		254,456	176,847
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		867,120	904,368
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		774,152	781,079
Series 1998-C1:
Class F, 6% 5/17/40 (f)		2,147,309	2,275,360
Class H, 6% 5/17/40 (f)		90,317	7,967
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,243,191
Class G, 6.75% 11/15/30 (f)		180,000	198,196
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (l)(n)		498,549	440
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (f)(l)(n)		$ 1,717,918	$ 2,153
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	121,133
Series 2006-C1 Class A3, 5.4157% 2/15/39 (l)		6,794,301	6,954,837
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (f)(l)		721,000	675,010
Class C:
0.4095% 2/15/22 (f)(l)		1,864,711	1,727,120
0.5095% 2/15/22 (f)(l)		665,993	603,532
Class F, 0.5595% 2/15/22 (f)(l)		1,331,815	1,193,590
Class L, 2.1395% 2/15/22 (f)(l)		99,540	13,559
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,460,133	4,459,004
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (l)(n)		27,591,094	154,234
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	370,942
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5568% 11/10/46 (f)(l)		500,000	519,158
Class E, 5.5568% 11/10/46 (f)(l)		770,000	709,311
Class F, 5.5568% 11/10/46 (f)(l)		1,120,000	909,696
Class XB, 0.2463% 11/10/46 (f)(l)(n)		20,920,000	368,589
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	409,190
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2123% 6/10/31 (f)(l)		891,000	911,890
Series 2000-CKP1 Class B3, 7.7593% 11/10/33 (l)		230,000	229,236
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		3,190,000	3,236,422
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (f)		320,000	323,791
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (l)(n)		820,000	136,489
Series KAIV Class X2, 3.6146% 6/25/46 (l)(n)		420,000	90,555
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)		240,599	240,665
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	474,351
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	612,622
Class E, 5.253% 5/5/27 (f)		411,000	424,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		$ 200,000	$ 237,214
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (l)(n)		1,640,000	249,187
Series K012 Class X3, 2.2878% 1/25/41 (l)(n)		1,800,000	244,201
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(l)		1,290,000	1,402,070
Series 2011-K10 Class B, 4.5974% 11/25/49 (f)(l)		240,000	251,129
Series 2011-K11 Class B, 4.4202% 12/25/48 (f)(l)		750,000	774,326
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,265,339	1,265,339
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,776,688
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(l)(n)		1,248,462	15,590
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)		24,682,498	80,021
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	214,268
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		412,661	477,608
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		206,559	212,059
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	261,199
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	224,384
Class K, 6.974% 8/15/36		427,000	177,556
Series 2000-C1 Class K, 7% 3/15/33		17,331	13,089
Series 2003-C3 Class H, 5.7108% 4/10/40 (f)(l)		170,000	151,798
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(l)		715,000	678,210
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	495,818
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,323,861	3,423,514
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,259,479
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	97,040
Class J, 6.306% 1/11/35 (f)		760,000	760,715
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(l)		250,000	230,420
Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	677,102
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (l)		793,025	792,658
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (f)(l)(n)		36,190,607	186,345
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (f)(l)		$ 431,608	$ 428,311
Class F, 0.6858% 6/6/20 (f)(l)		835,001	822,619
Class J, 1.9943% 6/6/20 (f)(l)		250,000	239,417
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(l)		1,994,000	1,974,919
Class D, 2.2018% 3/6/20 (f)(l)		4,004,000	3,966,438
Class F, 2.6334% 3/6/20 (f)(l)		164,000	162,558
Class G, 2.7903% 3/6/20 (f)(l)		81,000	80,286
Class H, 3.3004% 3/6/20 (f)(l)		60,000	59,622
Class J, 4.0852% 3/6/20 (f)(l)		86,000	85,634
Class L, 5.4585% 3/6/20 (f)(l)		400,000	400,374
Series 1997-GL:
Class G, 7.5095% 7/13/30 (l)		776,590	858,686
Class H, 7.7995% 7/13/30 (f)(l)		230,000	241,661
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,584,486	4,588,493
Series 2006-RR2:
Class M, 5.608% 6/23/46 (f)(l)		100,000	0
Class N, 5.608% 6/23/46 (f)(l)		57,153	0
Series 2010-C1:
Class D, 5.9937% 8/10/43 (f)(l)		290,000	303,433
Class E, 4% 8/10/43 (f)		1,240,000	921,569
Class X, 1.5537% 8/10/43 (f)(l)(n)		6,188,639	506,565
Series 2012-GCJ7:
Class C, 5.722% 5/10/45 (l)		630,000	652,764
Class D, 5.721% 5/10/45 (f)		970,000	837,961
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	508,164
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		568,161	576,788
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,372,369	6,456,950
Series 2010-C2:
Class D, 5.2282% 12/10/43 (f)(l)		720,000	692,227
Class XA, 0.684% 12/10/43 (f)(l)(n)		5,555,383	133,763
Series 2011-GC5 Class C, 5.3083% 8/10/44 (f)(l)		1,050,000	1,068,414
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0903% 9/10/22 (f)(l)		1,120,000	1,120,021
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		$ 500,000	$ 506,169
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		935,000	932,859
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		197,916	197,153
Class D, 5.192% 1/12/37		270,000	271,405
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	452,221
Class D, 7.4453% 12/5/27 (f)(l)		1,135,000	1,296,345
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	708,276
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	731,280
Series 2011-C4 Class E, 5.3892% 7/15/46 (f)(l)		370,000	309,154
Series 2012-CBX:
Class C, 5.1909% 6/16/45 (l)		250,000	251,530
Class D, 5.1909% 6/16/45 (f)(l)		690,000	639,727
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3695% 11/15/18 (f)(l)		5,708,534	5,617,283
Class B, 0.4095% 11/15/18 (f)(l)		948,720	924,068
Class C, 0.4495% 11/15/18 (f)(l)		674,039	649,784
Class D, 0.4695% 11/15/18 (f)(l)		205,327	193,832
Class E, 0.5195% 11/15/18 (f)(l)		296,195	273,688
Class F, 0.5695% 11/15/18 (f)(l)		443,480	392,043
Class G, 0.5995% 11/15/18 (f)(l)		385,346	325,238
Class H, 0.7395% 11/15/18 (f)(l)		296,262	238,199
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (l)		4,674,131	4,778,472
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		606,418	636,987
Class A3, 5.336% 5/15/47		9,409,000	10,639,039
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (l)		6,670,000	7,732,671
Series 2007-LD11:
Class A2, 5.7998% 6/15/49 (l)		4,171,749	4,296,539
Class A4, 5.8148% 6/15/49 (l)		10,000,000	11,376,520
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		2,786,077	2,808,491
Class A3, 5.42% 1/15/49		25,732,000	29,366,928
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	113,252
Series 2004-LN2 Class D, 5.2226% 7/15/41 (l)		420,000	303,495
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,880,489	1,906,257
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-LDP5 Class AJ, 5.3162% 12/15/44 (l)		$ 360,000	$ 360,955
Series 2006-CB17 Class A3, 5.45% 12/12/43		498,856	500,260
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (l)		165,000	54,450
Class C, 5.7337% 2/12/49 (l)		424,000	89,040
Class D, 5.7337% 2/12/49 (l)		447,000	91,635
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)		157,000	12,526
Class ES, 5.5652% 1/15/49 (f)(l)		983,000	44,553
Series 2010-C2:
Class D, 5.5284% 11/15/43 (f)(l)		645,000	624,537
Class XB, 0.6692% 11/15/43 (f)(l)(n)		3,600,000	151,591
Series 2011-C5 Class C, 5.3142% 8/15/46 (f)(l)		1,102,648	1,101,691
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (l)		21,615,000	25,412,021
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		529,881	550,074
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,481
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,262,147
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,251,527
Class AM, 5.263% 11/15/40 (l)		137,000	150,928
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	258,541
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)		366,108	366,389
Class AM, 5.413% 9/15/39		1,500,000	1,661,751
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,105,410	1,124,711
Class A3, 5.347% 11/15/38		1,417,000	1,622,295
Class AM, 5.378% 11/15/38		160,000	163,884
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,439,420
Class A4, 5.424% 2/15/40		5,434,000	6,247,470
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,502,684
Series 2007-C6 Class A2, 5.845% 7/15/40		4,810,110	4,923,023
Series 2003-C7 Class L, 5.1147% 7/15/37 (f)(l)		284,000	198,421
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		225,000	205,940
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	279,950
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	701,178
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		$ 740,000	$ 753,732
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		866,000	809,801
Series 2006-C4:
Class AJ, 5.8892% 6/15/38 (l)		1,060,000	944,346
Class AM, 5.8892% 6/15/38 (l)		500,000	537,978
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (l)(n)		8,109,240	55,800
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (l)(n)		3,031,686	18,105
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,776,221
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,394,250
Class XCP, 0.2615% 9/15/45 (l)(n)		122,130,871	799,591
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (f)(l)		608,683	578,249
Class E, 0.5295% 9/15/21 (f)(l)		2,196,145	2,031,434
Class F, 0.5795% 9/15/21 (f)(l)		1,143,094	1,028,785
Class G, 0.5995% 9/15/21 (f)(l)		2,258,211	1,975,935
Class H, 0.6395% 9/15/21 (f)(l)		582,579	489,366
Series 2007-LLFA Class E, 1.1395% 6/15/22 (f)(l)		760,000	643,874
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6036% 6/25/43 (f)(l)		310,000	290,142
Series 2011-1 Class B, 5.6036% 6/25/43 (f)(l)		540,000	554,640
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (f)(l)		17,970,000	16,863,839
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(l)	CAD	320,000	295,602
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		456,226	454,884
Series 1998-C3 Class E, 6.7948% 12/15/30 (l)		173,000	179,626
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3193% 1/12/44 (l)		220,000	228,932
Series 2004-MKB1 Class F, 5.6636% 2/12/42 (f)(l)		180,000	174,507
Series 2005-LC1 Class F, 5.3733% 1/12/44 (f)(l)		1,655,000	1,087,734
Series 2006-C1:
Class A2, 5.6141% 5/12/39 (l)		1,683,099	1,721,465
Class AJ, 5.6591% 5/12/39 (l)		530,000	483,136
Class AM, 5.6591% 5/12/39 (l)		100,000	109,623
Series 2007-C1 Class A4, 5.8461% 6/12/50 (l)		7,199,517	8,123,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,759,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (l)		$ 191,459	$ 191,617
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (l)		2,017,626	2,016,039
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		232,039	232,850
Class ASB, 5.133% 12/12/49 (l)		1,392,444	1,464,541
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,574,635
Class A4, 5.378% 8/12/48		10,206,000	11,295,082
Class B, 5.479% 8/12/48		5,706,000	1,401,097
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	16,305,758
Series 2007-7 Class A4, 5.7386% 6/12/50 (l)		6,656,000	7,277,890
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		6,539,113	6,739,452
Series 2006-4 Class XP, 0.617% 12/12/49 (l)(n)		26,909,688	371,192
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	475,580
Series 2007-7 Class B, 5.7386% 6/12/50 (l)		166,000	11,454
Series 2007-8 Class A3, 5.9634% 8/12/49 (l)		1,640,000	1,870,910
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		645,951	558,748
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		578,964	440,013
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.44% 7/15/19 (f)(l)		357,716	225,361
Class H, 0.62% 7/15/19 (f)(l)		96,679	93,779
Class J, 0.67% 7/15/19 (f)(l)		354,000	304,440
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (f)(l)		1,092,000	988,260
Class D, 0.43% 10/15/20 (f)(l)		667,354	590,608
Class E, 0.49% 10/15/20 (f)(l)		834,661	709,462
Class F, 0.54% 10/15/20 (f)(l)		500,899	415,746
Class G, 0.58% 10/15/20 (f)(l)		619,188	481,419
Class H, 0.67% 10/15/20 (f)(l)		389,758	253,343
Class J, 0.82% 10/15/20 (f)(l)		228,006	91,203
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	213,808
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		196,263	196,509
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,799,686	1,821,880
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,110
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		964,000	1,014,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		$ 10,000,000	$ 11,352,180
Series 1997-RR Class F, 7.3497% 4/30/39 (f)(l)		99,659	91,686
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		206,135	146,261
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	173,824
Class O, 5.91% 11/15/31 (f)		197,950	48,661
Series 2004-IQ7 Class E, 5.3977% 6/15/38 (f)(l)		120,000	82,656
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(l)		280,000	224,700
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,552,494
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,026,623
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (f)(l)(n)		8,839,476	8,689
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (l)		584,536	593,681
Class A4, 5.7237% 10/15/42 (l)		570,000	646,631
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	766,054
Series 2006-T23 Class A3, 5.809% 8/12/41 (l)		972,000	1,009,384
Series 2007-HQ12 Class A2, 5.5967% 4/12/49 (l)		10,845,911	11,229,900
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,218,485
Class B, 5.7187% 4/15/49 (l)		469,000	139,532
Series 2011-C1:
Class C, 5.2544% 9/15/47 (f)(l)		470,000	493,168
Class D, 5.2544% 9/15/47 (f)(l)		1,170,000	1,119,456
Class E, 5.2544% 9/15/47 (f)(l)		573,100	498,523
Series 2011-C2:
Class D, 5.3177% 6/15/44 (f)(l)		580,000	557,323
Class E, 5.3177% 6/15/44 (f)(l)		600,000	517,982
Class F, 5.3177% 6/15/44 (f)(l)		550,000	435,600
Class XB, 0.4646% 6/15/44 (f)(l)(n)		9,001,008	291,102
Series 2011-C3:
Class C, 5.3572% 7/15/49 (f)(l)		1,000,000	1,030,817
Class D, 5.357% 7/15/49 (f)		1,130,000	1,067,554
Class E, 5.1844% 7/15/49 (f)(l)		400,000	342,753
Series 2012-C4 Class D, 5.5266% 3/15/45 (f)(l)		330,000	315,613
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9131% 2/23/34 (l)		466,000	516,143
Series 2001-TOP3 Class E, 7.3419% 7/15/33 (f)(l)		150,000	131,295
Series 2003-TOP9 Class E, 5.6506% 11/13/36 (f)(l)		78,000	77,209
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (f)		335,806	343,283
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp.: - continued
Series 1998-2:
Class G, 5% 8/20/30 (f)		$ 361,875	$ 369,593
Class J, 5% 8/20/30 (f)		195,000	189,156
Series 1999-SL Class X, 11/10/30 (l)(n)		54,667	54,530
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,064,494
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		800,135	976,164
RBSCF Trust Series 2010-MB1 Class D, 4.6764% 4/15/24 (f)(l)		1,200,000	1,228,592
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	91,327
Class G, 4.456% 9/12/38 (f)	CAD	54,000	44,312
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,864
Class J, 4.456% 9/12/38 (f)	CAD	36,000	26,206
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,588
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,647
Class M, 4.456% 9/12/38 (f)	CAD	128,859	36,602
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	98,042
Class G, 4.57% 4/12/23	CAD	42,000	31,446
Class H, 4.57% 4/12/23	CAD	42,000	30,268
Class J, 4.57% 4/12/23	CAD	42,000	29,142
Class K, 4.57% 4/12/23	CAD	21,000	14,034
Class L, 4.57% 4/12/23	CAD	63,000	40,560
Class M, 4.57% 4/12/23	CAD	185,000	56,927
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(l)		200,000	205,241
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6163% 8/15/39 (l)		170,000	179,621
Series 2007-C4 Class F, 5.6163% 8/15/39 (l)		820,000	572,653
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,150
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8145% 7/15/24 (f)(l)		110,000	82,318
Class G, 0.8145% 7/15/24 (f)(l)		200,000	138,669
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(l)		284,000	326,943
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	211,056
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (f)(l)		$ 1,770,598	$ 1,522,435
Class F, 0.578% 9/15/21 (f)(l)		1,877,987	1,539,653
Class G, 0.598% 9/15/21 (f)(l)		1,779,101	1,387,418
Class J, 0.838% 9/15/21 (f)(l)		395,545	260,997
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (f)(l)		4,565,501	3,360,761
Class LXR1, 0.9395% 6/15/20 (f)(l)		233,916	202,759
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		1,156,472	1,164,298
Series 2003-C8 Class A3, 4.445% 11/15/35		6,584,138	6,672,682
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,289,665
Series 2007-C30:
Class A3, 5.246% 12/15/43		606,163	612,585
Class A4, 5.305% 12/15/43		8,604,000	9,250,720
Class A5, 5.342% 12/15/43		13,536,000	14,983,229
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	15,413,827
Series 2007-C32 Class A3, 5.7418% 6/15/49 (l)		19,449,000	22,081,714
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	901,490
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	348,327
Series 2004-C11:
Class D, 5.3844% 1/15/41 (l)		360,000	336,202
Class E, 5.4344% 1/15/41 (l)		327,000	284,921
Series 2004-C12 Class D, 5.3109% 7/15/41 (l)		280,000	282,252
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	272,820
Class C, 5.21% 8/15/41		170,000	175,309
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (f)(l)		500,000	489,822
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,756,855
Series 2005-C22:
Class B, 5.3564% 12/15/44 (l)		4,218,000	2,920,796
Class F, 5.3564% 12/15/44 (f)(l)		3,171,000	620,882
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,868,994
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	4,292,164
Class C, 5.483% 12/15/43 (l)		5,706,000	1,606,085
Class D, 5.513% 12/15/43 (l)		3,044,000	616,997
Class XP, 0.4723% 12/15/43 (f)(l)(n)		16,461,529	119,692
Series 2007-C31 Class C, 5.6821% 4/15/47 (l)		522,000	117,779
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7418% 6/15/49 (l)		$ 1,431,000	$ 386,081
Class E, 5.7418% 6/15/49 (l)		2,252,000	531,808
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (l)		19,259,000	22,366,093
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.578% 11/15/43 (f)(l)(n)		20,614,217	740,009
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	373,318
Class D, 5.549% 3/15/44 (f)(l)		230,000	207,308
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	271,684
Series 2011-C5:
Class C, 5.6367% 11/15/44 (f)(l)		260,000	279,416
Class D, 5.6367% 11/15/44 (f)(l)		200,000	192,239
Class XA, 2.0805% 11/15/44 (f)(l)(n)		5,202,109	625,975
Series 2012-C6 Class D, 5.5639% 4/15/45 (f)(l)		540,000	458,403
Series 2012-C7:
Class C, 5.0065% 6/15/45 (l)		1,270,000	1,274,258
Class E, 4.8512% 6/15/45 (f)		890,000	689,095
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,553,777
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,396,675)			750,760,023
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,425,565
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,090,000	2,713,489
7.3% 10/1/39		2,150,000	2,774,726
7.5% 4/1/34		14,555,000	18,963,273
7.55% 4/1/39		11,090,000	14,848,401
7.6% 11/1/40		12,145,000	16,460,847
7.625% 3/1/40		4,600,000	6,187,230
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,256,681
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
6.725% 4/1/35		$ 3,975,000	$ 4,463,329
7.35% 7/1/35		3,210,000	3,813,737
Series 2011, 5.877% 3/1/19		2,640,000	2,951,546
5.1% 6/1/33		11,090,000	10,723,032
TOTAL MUNICIPAL SECURITIES (Cost $89,794,592)			94,581,856
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt 6.875% 4/30/40 (f)		700,000	675,500
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,581,067	3,126,578
2.5% 12/31/38 (e)		4,605,000	1,508,138
7% 9/12/13		8,690,000	8,274,087
7% 10/3/15		6,305,000	5,305,307
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,000,350
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,910,000	3,831,800
8.95% 1/26/18		2,110,000	1,993,950
Bermuda Government 4.138% 1/3/23 (f)		670,000	708,525
Brazilian Federative Republic:
7.125% 1/20/37		1,215,000	1,854,455
8.25% 1/20/34		855,000	1,418,274
10.125% 5/15/27		1,580,000	2,804,500
12.25% 3/6/30		775,000	1,573,250
City of Buenos Aires 12.5% 4/6/15 (f)		3,105,000	2,949,750
Colombian Republic:
4.375% 7/12/21		870,000	1,009,200
6.125% 1/18/41		1,585,000	2,159,563
7.375% 9/18/37		2,130,000	3,290,850
10.375% 1/28/33		2,040,000	3,743,400
11.75% 2/25/20		1,050,000	1,714,125
Congo Republic 3% 6/30/29 (e)		2,869,000	2,266,510
Croatia Republic:
6.25% 4/27/17 (f)		2,985,000	3,145,593
6.375% 3/24/21 (f)		2,250,000	2,359,575
6.625% 7/14/20 (f)		1,970,000	2,105,536
6.75% 11/5/19 (f)		2,550,000	2,754,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		$ 675,000	$ 691,875
6.25% 10/4/20 (f)		2,360,000	2,478,000
6.25% 7/27/21 (f)		1,610,000	1,686,475
7.4% 1/22/15 (f)		1,635,000	1,757,625
Dominican Republic:
1.2754% 8/30/24 (l)		1,350,000	1,242,000
7.5% 5/6/21 (f)		2,580,000	2,921,850
9.04% 1/23/18 (f)		1,185,880	1,337,080
El Salvador Republic:
7.625% 2/1/41 (f)		525,000	592,725
7.65% 6/15/35 (Reg. S)		1,165,000	1,304,800
7.75% 1/24/23 (Reg. S)		544,000	628,320
8.25% 4/10/32 (Reg. S)		575,000	681,375
Gabonese Republic 8.2% 12/12/17 (f)		1,035,000	1,242,000
Georgia Republic 6.875% 4/12/21 (f)		1,820,000	2,042,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,880,938
Guatemalan Republic 5.75% 6/6/22 (f)		1,135,000	1,265,525
Hungarian Republic:
4.75% 2/3/15		7,095,000	7,148,213
7.625% 3/29/41		2,920,000	3,204,700
Indonesian Republic:
4.875% 5/5/21 (f)		1,460,000	1,629,652
5.25% 1/17/42 (f)		1,375,000	1,529,688
5.875% 3/13/20 (f)		1,660,000	1,956,808
6.625% 2/17/37 (f)		1,100,000	1,421,750
6.875% 1/17/18 (f)		1,105,000	1,334,288
7.75% 1/17/38 (f)		1,925,000	2,796,063
8.5% 10/12/35 (Reg. S)		1,685,000	2,594,900
11.625% 3/4/19 (f)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,710,000	3,283,350
Ivory Coast 3.75% 12/31/32 (c)(e)		750,000	611,250
Jordanian Kingdom 3.875% 11/12/15		820,000	797,450
Latvian Republic:
5.25% 2/22/17 (f)		1,335,000	1,441,800
5.25% 6/16/21 (f)		625,000	678,125
Lebanese Republic:
4% 12/31/17		3,979,250	3,839,976
4.75% 11/2/16		600,000	588,000
5.15% 11/12/18		550,000	537,625
Lithuanian Republic:
6.125% 3/9/21 (f)		1,985,000	2,277,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 1,940,000	$ 2,309,958
7.375% 2/11/20 (f)		2,655,000	3,235,781
Peruvian Republic:
3% 3/7/27 (e)		1,360,000	1,360,000
5.625% 11/18/50		1,620,000	2,087,856
7.35% 7/21/25		1,550,000	2,251,375
8.75% 11/21/33		2,865,000	4,934,963
Philippine Republic:
7.5% 9/25/24		290,000	406,000
7.75% 1/14/31		1,430,000	2,152,150
9.5% 2/2/30		1,780,000	3,032,764
9.875% 1/15/19		640,000	916,800
10.625% 3/16/25		1,320,000	2,263,800
Polish Government:
3.875% 7/16/15		840,000	901,950
5% 3/23/22		1,805,000	2,078,006
6.375% 7/15/19		2,200,000	2,706,000
Provincia de Cordoba 12.375% 8/17/17 (f)		2,110,000	1,529,750
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,707,425
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,250,000	4,711,875
Republic of Namibia 5.5% 11/3/21 (f)		1,340,000	1,470,382
Republic of Nigeria 6.75% 1/28/21 (f)		1,355,000	1,524,375
Republic of Senegal 8.75% 5/13/21 (f)		700,000	804,125
Republic of Serbia 6.75% 11/1/24 (f)		7,266,667	7,012,334
Romanian Republic 6.75% 2/7/22 (f)		2,872,000	3,108,940
Russian Federation:
3.25% 4/4/17 (f)		600,000	626,220
4.5% 4/4/22 (f)		1,000,000	1,108,700
5.625% 4/4/42 (f)		1,000,000	1,178,800
7.5% 3/31/30 (Reg. S)		5,688,935	7,103,773
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,595,000	4,959,564
Slovakia Republic 4.375% 5/21/22 (f)		1,990,000	2,059,650
State of Qatar 5.75% 1/20/42 (f)		945,000	1,176,525
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	378,395
Turkish Republic:
5.125% 3/25/22		735,000	826,875
5.625% 3/30/21		815,000	947,438
6% 1/14/41		1,220,000	1,444,236
6.25% 9/26/22		680,000	825,316
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
6.75% 4/3/18		$ 1,395,000	$ 1,677,488
6.75% 5/30/40		805,000	1,038,450
6.875% 3/17/36		2,330,000	3,005,700
7% 9/26/16		1,360,000	1,591,200
7% 3/11/19		335,000	412,888
7.25% 3/15/15		1,080,000	1,206,900
7.25% 3/5/38		1,250,000	1,693,750
7.375% 2/5/25		2,430,000	3,192,534
7.5% 7/14/17		1,285,000	1,564,488
7.5% 11/7/19		745,000	948,981
8% 2/14/34		490,000	702,562
11.875% 1/15/30		960,000	1,819,200
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,499,875
Ukraine Government:
6.25% 6/17/16 (f)		1,680,000	1,543,416
6.75% 11/14/17 (f)		1,070,000	974,984
7.65% 6/11/13 (f)		3,240,000	3,243,888
7.75% 9/23/20 (f)		1,430,000	1,340,625
7.95% 2/23/21 (f)		1,425,000	1,343,063
9.25% 7/24/17 (f)		1,470,000	1,488,375
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	637,650
United Mexican States:
4.75% 3/8/44		658,000	738,605
5.75% 10/12/10		516,000	621,780
6.05% 1/11/40		1,236,000	1,653,150
6.75% 9/27/34		1,020,000	1,443,300
7.5% 4/8/33		425,000	647,063
8.3% 8/15/31		420,000	678,300
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,595,000	4,022,251
8% 11/18/22		1,620,903	2,334,100
Venezuelan Republic:
6% 12/9/20		620,000	457,250
7% 3/31/38		625,000	435,938
7.75% 10/13/19 (Reg. S)		700,000	593,250
8.5% 10/8/14		735,000	735,000
9% 5/7/23 (Reg. S)		2,215,000	1,893,825
9.25% 9/15/27		1,210,000	1,061,775
9.25% 5/7/28 (Reg. S)		790,000	669,525
9.375% 1/13/34		885,000	752,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
10.75% 9/19/13		$ 1,105,000	$ 1,143,675
11.75% 10/21/26 (Reg. S)		1,410,000	1,385,325
11.95% 8/5/31 (Reg. S)		1,890,000	1,871,100
12.75% 8/23/22		4,070,000	4,263,325
13.625% 8/15/18		848,000	905,240
Vietnamese Socialist Republic:
1.563% 3/12/16 (l)		1,026,087	933,739
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,955,000	2,082,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,311,809)			265,258,318
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (f) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	2,859,570
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	240,188
TOTAL CONVERTIBLE PREFERRED STOCKS		3,099,758
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series C, 7.625%	27,600	$ 712,080
CBL & Associates Properties, Inc. 7.375%	7,720	197,632
Cedar Shopping Centers, Inc. 8.875%	4,719	119,815
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,000
Series L, 7.375% (a)	12,221	314,691
Digital Realty Trust, Inc. Series E, 7.00%	10,000	276,400
Equity Lifestyle Properties, Inc. 8.034%	22,162	565,131
Essex Property Trust, Inc. Series H, 7.125%	9,354	249,658
First Potomac Realty Trust 7.75%	15,000	384,000
Hersha Hospitality Trust Series B, 8.00%	13,844	362,159
Hospitality Properties Trust Series D, 7.125%	10,000	273,400
LaSalle Hotel Properties Series H, 7.50%	10,000	270,600
PS Business Parks, Inc.:
6.875%	10,000	272,000
Series S, 6.45%	21,000	572,250
Public Storage:
Series P, 6.50%	12,000	335,160
Series R, 6.35%	10,500	289,800
Series S, 5.90%	20,000	534,200
Realty Income Corp. Series F, 6.625%	12,000	326,400
Regency Centers Corp. Series 6, 6.625%	5,510	148,770
Stag Industrial, Inc. Series A, 9.00%	20,000	544,000
Taubman Centers, Inc. Series J, 6.50%	11,338	286,398
		7,563,394
TOTAL PREFERRED STOCKS (Cost $11,143,785)		10,663,152
Floating Rate Loans - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (l)	$ 3,334,205	3,188,333
Tranche C, term loan 2.1775% 12/27/15 (l)	2,094,302	2,002,677
		5,191,010
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (l)	$ 2,776,950	$ 2,825,547
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (l)	2,015,623	1,945,076
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,010,000
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (l)	1,910,213	1,929,315
		2,939,315
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (l)	1,868,088	1,872,758
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,509,557
Univision Communications, Inc. term loan 4.4815% 3/31/17 (l)	3,975,109	3,845,918
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (l)	1,250,000	1,250,000
		10,478,233
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (l)	1,680,000	1,677,900
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (l)	338,100	337,677
TOTAL CONSUMER DISCRETIONARY		25,394,758
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (l)	635,000	635,000
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (l)	1,227,555	1,249,037
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (l)	1,855,000	1,834,131
		3,718,168
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (l)	1,615,000	1,629,212
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (l)	$ 2,262,386	$ 2,268,042
Tranche 2nd LN, term loan 9% 5/24/19 (l)	1,451,274	1,498,440
Tranche B-1 1LN, term loan 4.75% 7/23/17 (l)	790,000	789,052
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	1,925,000	2,045,313
		6,600,847
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5.25% 3/11/17 (l)	601,874	603,378
CityCenter term loan 8.75% 7/1/13 (l)	521,219	518,613
EOP Operating LP term loan 1.995% 2/5/13 (l)	1,000,000	955,000
		2,076,991
TOTAL FINANCIALS		10,307,050
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (l)	2,221,533	2,221,533
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (l)	2,767,050	2,773,968
US Airways Group, Inc. term loan 2.7355% 3/23/14 (l)	3,710,765	3,608,719
		6,382,687
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	539,420	513,797
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (l)	2,517,350	2,526,790
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (l)	2,213,883	2,219,418
		4,746,208
TOTAL INDUSTRIALS		11,642,692
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. term loan 4.2365% 3/24/18 (l)	865,000	817,425
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Chemicals - 0.0%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (l)	$ 2,214,450	$ 2,197,842
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (l)	755,000	758,775
		2,956,617
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (l)	2,098,329	2,106,198
TOTAL MATERIALS		5,062,815
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2385% 2/1/14 (l)	2,425,000	2,388,625
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	370,313	371,238
TOTAL FLOATING RATE LOANS (Cost $59,759,429)		61,924,304
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	1,456,912	1,362,213
Goldman Sachs 1.25% 12/14/19 (l)	1,248,611	1,167,451
1.25% 12/14/19 (l)	96,321	90,061
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,412,661)		2,619,725
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,423,361)	2,243,000	2,686,569
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (m)	4,393,033	$ 455,557,522
Fidelity Mortgage Backed Securities Central Fund (m)	30,634,460	3,365,808,163
TOTAL FIXED-INCOME FUNDS (Cost $3,546,975,871)		3,821,365,685
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,380,000	1,493,571
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,980,000	2,026,164
TOTAL PREFERRED SECURITIES (Cost $3,341,958)		3,519,735
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,115,016,542)	1,115,016,542	1,115,016,542
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $14,819,991,219)		15,818,587,481
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(441,403,972)
NET ASSETS - 100%		$ 15,377,183,509
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/42	$ (35,400,000)	$ (36,733,511)
3% 9/1/42	(7,100,000)	(7,367,456)
3% 9/1/42	(35,400,000)	(36,733,511)
3% 9/1/42	(3,400,000)	(3,528,077)
3.5% 9/1/42	(49,100,000)	(52,061,339)
3.5% 9/1/42	(14,300,000)	(15,162,467)
TOTAL FANNIE MAE		(151,586,361)
Ginnie Mae
3.5% 9/1/42	(28,700,000)	(31,067,753)
3.5% 9/1/42	(14,300,000)	(15,479,751)
TOTAL GINNIE MAE		(46,547,504)
TOTAL TBA SALE COMMITMENTS (Proceeds $196,996,281)		$ (198,133,865)
Swap Agreements
	Expiration Date	Notional Amount (k)	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (j)

	August 2034	$ 22,946	$ (16,004)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	22,651	(19,174)
		$ 45,597	$ (35,178)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $976,637,203 or 6.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $125,582.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a trade credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $703,384 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 441,634
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,028,589
Fidelity Floating Rate Central Fund	27,332,268
Fidelity Mortgage Backed Securities Central Fund	83,919,819
Total	$ 112,280,676
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 176,951,631	$ 149,887,472	$ 455,557,522	31.1%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	804,295,424	299,862,393	3,365,808,163	21.5%
Total	$ 3,202,847,710	$ 981,247,055	$ 449,749,865	$ 3,821,365,685
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,859,570	$ 2,859,570	$ -	$ -
Financials	7,803,582	7,563,394	240,188	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,375,498,349	-	3,375,109,413	388,936
U.S. Government and Government Agency Obligations	4,036,561,713	-	4,036,561,713	-
U.S. Government Agency - Mortgage Securities	1,953,947,679	-	1,953,947,679	-
Asset-Backed Securities	255,521,074	-	240,434,313	15,086,761
Collateralized Mortgage Obligations	67,799,657	-	63,920,356	3,879,301
Commercial Mortgage Securities	750,760,023	-	702,337,564	48,422,459
Municipal Securities	94,581,856	-	94,581,856	-
Foreign Government and Government Agency Obligations	265,258,318	-	263,898,318	1,360,000
Floating Rate Loans	61,924,304	-	59,440,691	2,483,613
Sovereign Loan Participations	2,619,725	-	-	2,619,725
Bank Notes	2,686,569	-	2,686,569	-
Fixed-Income Funds	3,821,365,685	3,821,365,685	-	-
Preferred Securities	3,519,735	-	3,519,735	-
Money Market Funds	1,115,016,542	1,115,016,542	-	-
Total Investments in Securities:	$ 15,818,587,481	$ 4,946,805,191	$ 10,796,678,395	$ 75,103,895
Derivative Instruments:
Liabilities
Swap Agreements	$ (35,178)	$ -	$ -	$ (35,178)
Other Financial Instruments:
TBA Sale Commitments	$ (198,133,865)	$ -	$ (198,133,865)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (35,178)
Total Value of Derivatives	$ -	$ (35,178)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,157,998,806)	$ 10,882,205,254
Fidelity Central Funds (cost $4,661,992,413)	4,936,382,227
Total Investments (cost $14,819,991,219)		$ 15,818,587,481
Cash		571,379
Receivable for investments sold, regular delivery		115,454,778
Receivable for TBA sale commitments		196,996,281
Receivable for swap agreements		106
Receivable for fund shares sold		18,856,046
Dividends receivable		62,370
Interest receivable		74,930,906
Distributions receivable from Fidelity Central Funds		139,940
Other receivables		95,922
Total assets		16,225,695,209

Liabilities
Payable for investments purchased Regular delivery	$ 14,517,077
Delayed delivery	618,268,722
TBA sale commitments, at value	198,133,865
Payable for fund shares redeemed	9,593,091
Distributions payable	1,926,056
Swap agreements, at value	35,178
Accrued management fee	3,985,407
Distribution and service plan fees payable	229,057
Other affiliated payables	1,766,172
Other payables and accrued expenses	57,075
Total liabilities		848,511,700

Net Assets		$ 15,377,183,509
Net Assets consist of:
Paid in capital		$ 14,212,944,685
Undistributed net investment income		32,646,990
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,168,332
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		997,423,502
Net Assets		$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($643,995,366 ÷ 57,044,644 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T: Net Asset Value and redemption price per share ($59,895,741 ÷ 5,311,547 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class B: Net Asset Value and offering price per share ($11,514,615 ÷ 1,019,683 shares)A	$ 11.29

Class C: Net Asset Value and offering price per share ($102,385,485 ÷ 9,069,960 shares)A	$ 11.29

Total Bond: Net Asset Value, offering price and redemption price per share ($13,963,154,200 ÷ 1,237,021,873 shares)	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($596,238,102 ÷ 52,893,959 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 919,089
Interest		423,424,551
Income from Fidelity Central Funds		112,280,676
Total income		536,624,316

Expenses
Management fee	$ 45,374,634
Transfer agent fees	16,126,049
Distribution and service plan fees	3,681,304
Fund wide operations fee	4,829,454
Independent trustees' compensation	50,079
Miscellaneous	39,944
Total expenses before reductions	70,101,464
Expense reductions	(1,816)	70,099,648
Net investment income (loss)		466,524,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,069,499
Fidelity Central Funds	14,026,841
Foreign currency transactions	369
Swap agreements	(9,731,571)
Total net realized gain (loss)		403,365,138
Change in net unrealized appreciation (depreciation) on: Investment securities	162,512,850
Assets and liabilities in foreign currencies	37
Swap agreements	9,513,484
Delayed delivery commitments	(3,080,519)
Total change in net unrealized appreciation (depreciation)		168,945,852
Net gain (loss)		572,310,990
Net increase (decrease) in net assets resulting from operations		$ 1,038,835,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 466,524,668	$ 503,424,089
Net realized gain (loss)	403,365,138	279,450,476
Change in net unrealized appreciation (depreciation)	168,945,852	(49,093,458)
Net increase (decrease) in net assets resulting from operations	1,038,835,658	733,781,107
Distributions to shareholders from net investment income	(476,613,394)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,794)	(244,516,243)
Total distributions	(692,584,188)	(729,913,681)
Share transactions - net increase (decrease)	1,722,265,752	417,450,284
Total increase (decrease) in net assets	2,068,517,222	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $32,646,990 and undistributed net investment income of $76,238,459, respectively)	$ 15,377,183,509	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	.438	.187	.778	.231	(.189)
Total from investment operations	.760	.568	1.206	.725	.299
Distributions from net investment income	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	.433	.186	.778	.233	(.191)
Total from investment operations	.761	.572	1.204	.721	.298
Distributions from net investment income	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return A,B	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	.434	.177	.787	.233	(.190)
Total from investment operations	.681	.484	1.138	.656	.223
Distributions from net investment income	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return A,B	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.680	.495	1.132	.657	.224
Distributions from net investment income	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets D,F
Expenses before reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) B	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.797	.610	1.244	.759	.335
Distributions from net investment income	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	.435	.178	.788	.224	(.186)
Total from investment operations	.788	.591	1.246	.742	.330
Distributions from net investment income	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return A	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency Translation - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax puposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 827,319,537
Gross unrealized depreciation	(39,157,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 788,161,807

Tax Cost	$ 15,030,425,674

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 210,788,981
Undistributed long-term capital gain	$ 166,517,877
Net unrealized appreciation (depreciation)	$ 786,989,036

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 543,254,351	$ 677,298,053
Long-term Capital Gains	149,329,837	52,615,628
Total	$ 692,584,188	$ 729,913,681

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Annual Report

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (11,493,058)	$ 11,282,704
Interest Rate Risk
Swap Agreements	1,761,487	(1,769,220)
Totals (a)	$ (9,731,571)	$ 9,513,484

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Credit Default Swaps - continued

will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,996,511,940 and $2,592,413,794, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,647,419	$ 20,730
Class T	-%	.25%	134,313	223
Class B	.65%	.25%	92,292	66,655
Class C	.75%	.25%	807,280	171,025
			$ 3,681,304	$ 258,633

Annual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 85,483
Class T	18,805
Class B*	14,610
Class C*	8,346
$ 127,244

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,273,039.22
Class T	92,686.17
Class B	25,536.25
Class C	130,350.16
Total Bond	12,617,115.10
Institutional Class	987,323.18
	$ 16,126,049

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39,944 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period amounted to $210,848.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,816.

Annual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Class A	$ 33,174,378	$ 35,129,345
Class T	1,623,184	1,855,789
Class B	234,459	296,985
Class C	1,815,511	2,026,950
Total Bond	422,085,321	427,026,328
Class F	-	129,141
Institutional Class	17,680,541	18,932,900
Total	$ 476,613,394	$ 485,397,438
From net realized gain
Class A	$ 20,453,255	$ 17,070,006
Class T	936,741	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,293	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,794	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class A
Shares sold	55,687,021	70,407,747	$ 616,317,251	$ 764,123,344
Reinvestment of distributions	4,615,320	4,687,391	50,468,160	50,970,385
Shares redeemed	(114,257,352)	(36,997,892)	(1,261,967,797)	(404,102,564)
Net increase (decrease)	(53,955,011)	38,097,246	$ (595,182,386)	$ 410,991,165
Class T
Shares sold	3,204,699	5,910,533	$ 35,225,108	$ 64,536,331
Reinvestment of distributions	211,056	246,104	2,311,967	2,672,918
Shares redeemed	(3,591,541)	(7,131,049)	(39,283,078)	(77,181,315)
Net increase (decrease)	(175,786)	(974,412)	$ (1,746,003)	$ (9,972,066)

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class B
Shares sold	412,177	164,162	$ 4,548,077	$ 1,801,729
Reinvestment of distributions	27,801	41,104	304,772	447,251
Shares redeemed	(255,876)	(547,045)	(2,827,300)	(5,927,269)
Net increase (decrease)	184,102	(341,779)	$ 2,025,549	$ (3,678,289)
Class C
Shares sold	4,840,132	2,834,490	$ 53,492,696	$ 30,988,336
Reinvestment of distributions	232,155	299,725	2,545,589	3,259,076
Shares redeemed	(1,789,177)	(5,620,712)	(19,700,005)	(60,917,944)
Net increase (decrease)	3,283,110	(2,486,497)	$ 36,338,280	$ (26,670,532)
Total Bond
Shares sold	465,601,300	384,874,413	$ 5,136,671,142	$ 4,191,107,190
Reinvestment of distributions	52,638,341	56,207,634	578,033,531	611,374,414
Shares redeemed	(315,889,184)	(432,717,356)	(3,486,452,105)	(4,723,560,620)
Net increase (decrease)	202,350,457	8,364,691	$ 2,228,252,568	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	20,638,230	9,397,783	$ 227,773,701	$ 102,168,317
Reinvestment of distributions	2,315,493	2,572,592	25,373,096	27,946,248
Shares redeemed	(18,279,211)	(9,899,063)	(200,569,053)	(108,418,652)
Net increase (decrease)	4,674,512	2,071,312	$ 52,577,744	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	10/15/2012	10/12/2012	$0.281

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $199,670,838, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $293,489,978 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ATBI-UANN-1012
1.804580.108

Fidelity®

Total Bond

Fund

Annual Report

August 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2012	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Total Bond Fund	7.48%	7.37%	6.14%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Amid the crosscurrents of declining interest rates, the ebb and flow of concern about European debt, mixed global economic data, and accommodative monetary policy, U.S. taxable investment-grade bonds - as measured by the Barclays® U.S. Aggregate Bond Index - gained 5.78% for the year ending August 31, 2012. Among major sectors in the index, commercial mortgage-backed securities fared best, adding 10.32%, aided by investors' thirst for higher-yielding securities, as well as better commercial real estate fundamentals. Investment-grade credit also outperformed, rising 9.70% on continued strength of U.S. corporations and investors' appetite for more-attractive alternatives to ultra-low-yielding government bonds. U.S. Treasuries lagged corporate bonds with a gain of 5.11%, buffeted during periods when rising interest rates and improved global economic sentiment tempered demand for more rate-sensitive, higher-quality bonds. Government-agency-backed residential mortgage-backed securities (MBS) advanced 3.67%, trailing several other fixed-income sectors. MBS were hindered by their relatively short duration - a measure of interest rate sensitivity - which limited their price appreciation as yields declined. Furthermore, the government's Home Affordable Refinance Program (HARP) was refined in a way that led to faster prepayments. Asset-backed and agency securities saw similar gains, returning 3.83% and 2.91%, respectively.

Comments from Ford O'Neil, Lead Portfolio Manager Fidelity® Total Bond Fund: For the year, the fund's Retail Class shares returned 7.48%, solidly outpacing the Barclays® U.S. Aggregate Bond Index and the 6.44% gain of the Barclays U.S. Universal Bond Index. Security selection in the investment-grade subportfolio, along with overall asset allocation, delivered a big boost to the fund's performance versus the Barclays Aggregate Bond index. Positioning among Treasuries was quite beneficial, led by holdings in out-of-index long-maturity Treasury Inflation-Protected Securities (TIPS), as was yield-curve positioning. An overweighting in commercial mortgage-backed securities worked in the fund's favor, as did its focus on government-agency-backed residential mortgage securities that offered higher yields and/or some measure of prepayment protection. Among investment-grade corporate bonds, our emphasis on strong-performing financials and utilities more than offset what we lost by underweighting industrials. In terms of portfolio asset allocation, investing outside the benchmark in high-yield bonds, leveraged loans and emerging-markets debt meaningfully contributed, but our decision to underweight government-agency-backed debentures detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 to August 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period* March 1, 2012 to August 31, 2012
Class A	.77%
Actual		$ 1,000.00	$ 1,036.20	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class T	.77%
Actual		$ 1,000.00	$ 1,036.10	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.91
Class B	1.49%
Actual		$ 1,000.00	$ 1,032.30	$ 7.61
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.56
Class C	1.50%
Actual		$ 1,000.00	$ 1,032.20	$ 7.66
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.61
Total Bond	.45%
Actual		$ 1,000.00	$ 1,037.70	$ 2.30
HypotheticalA		$ 1,000.00	$ 1,022.87	$ 2.29
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,037.30	$ 2.71
HypotheticalA		$ 1,000.00	$ 1,022.47	$ 2.69

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of August 31, 2012	As of February 29, 2012
U.S. Government and U.S. Government Agency Obligations 59.2%	U.S. Government and U.S. Government Agency Obligations 55.4%
AAA 4.2%	AAA 5.4%
AA 2.0%	AA 2.6%
A 5.5%	A 5.7%
BBB 14.0%	BBB 12.3%
BB and Below 8.2%	BB and Below 11.0%
Not Rated 0.6%	Not Rated 1.0%
Equities 0.1%	Equities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 6.2%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2012
6 months ago
Years	6.6	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2012
6 months ago
Years	4.6	4.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Asset Allocation (% of fund's net assets)
As of August 31, 2012 *		As of February 29, 2012 **
	Corporate Bonds 22.2%		Corporate Bonds 24.2%
	U.S. Government and U.S. Government Agency Obligations 59.2%		U.S. Government and U.S. Government Agency Obligations 55.4%
	Asset-Backed Securities 1.7%		Asset-Backed Securities 2.0%
	CMOs and Other Mortgage Related Securities 5.3%		CMOs and Other Mortgage Related Securities 5.8%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Stocks 0.1%		Stocks 0.2%
	Other Investments 4.7%		Other Investments 5.7%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	5.1%	** Foreign investments	5.4%
* Futures and Swaps	(0.3)%	** Futures and Swaps	1.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or advisor.fidelity.com as applicable.

Annual Report

Investments August 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 22.0%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vedanta Resources Jersey II Ltd.:
4% 3/30/17		$ 2,400,000	$ 2,349,600
5.5% 7/13/16		300,000	287,250
			2,636,850
Nonconvertible Bonds - 22.0%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
Dana Holding Corp. 6.5% 2/15/19		2,080,000	2,215,200
Delphi Corp. 5.875% 5/15/19		1,685,000	1,807,163
JB Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	1,900,000
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,640,450
7.75% 8/15/18		1,400,000	1,519,000
			9,081,813
Automobiles - 0.1%
Automotores Gildemeister SA 8.25% 5/24/21 (f)		575,000	621,000
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		3,090,000	3,259,950
8.25% 6/15/21		5,205,000	5,465,250
			9,346,200
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19		1,000,000	1,040,000
6.5% 5/20/21		156,000	163,410
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21		1,330,000	1,296,750
			2,500,160
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc.:
7.5% 4/15/21		2,570,000	2,749,900
7.5% 4/15/21 (f)		1,700,000	1,810,500
Chukchansi Economic Development Authority 9.75% 5/30/20 (f)		309,000	222,480
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16		2,070,000	2,199,375
7.625% 1/15/16 (f)		1,930,000	2,036,150
11.5% 1/15/17 pay-in-kind (l)		1,652,030	1,747,022
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
FelCor Lodging LP 6.75% 6/1/19		$ 475,000	$ 509,438
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,839,375
Host Marriott LP 6.375% 3/15/15		96,000	97,020
ITT Corp. 7.375% 11/15/15		250,000	288,291
MGM Mirage, Inc.:
6.625% 7/15/15		3,475,000	3,631,375
7.5% 6/1/16		4,130,000	4,315,850
7.625% 1/15/17		5,355,000	5,529,038
7.75% 3/15/22		1,895,000	1,895,000
8.625% 2/1/19 (f)		2,940,000	3,116,400
11.375% 3/1/18		1,845,000	2,117,138
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,363,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	513,825
7.5% 10/15/27		1,885,000	1,965,113
yankee 7.25% 6/15/16		3,985,000	4,403,425
Times Square Hotel Trust 8.528% 8/1/26 (f)		848,389	975,648
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		784,000	830,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,080,338
			47,235,884
Household Durables - 0.2%
KB Home:
7.25% 6/15/18		1,495,000	1,509,950
7.5% 9/15/22		1,210,000	1,249,325
9.1% 9/15/17		705,000	776,381
Lennar Corp.:
6.95% 6/1/18		4,640,000	5,028,600
12.25% 6/1/17		1,135,000	1,481,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
7.75% 10/15/16		3,000,000	3,135,000
7.875% 8/15/19		1,760,000	1,958,000
8.5% 5/15/18 (e)		970,000	982,125
9.875% 8/15/19		2,560,000	2,707,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.:
8.375% 5/15/18		$ 6,495,000	$ 7,209,450
10.75% 9/15/16		2,370,000	2,861,775
			28,898,981
Internet & Catalog Retail - 0.0%
Zayo Group LLC/Zayo Capital, Inc.:
8.125% 1/1/20		1,890,000	2,022,300
10.125% 7/1/20		785,000	845,838
			2,868,138
Media - 1.6%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	679,589
Cablevision Systems Corp.:
7.75% 4/15/18		2,305,000	2,495,163
8.625% 9/15/17		3,505,000	4,013,225
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21		3,975,000	4,263,188
6.625% 1/31/22		1,290,000	1,391,588
7% 1/15/19		8,610,000	9,320,325
7.25% 10/30/17		3,380,000	3,692,650
7.875% 4/30/18		865,000	938,525
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		5,180,000	5,562,025
Comcast Corp.:
3.125% 7/15/22		5,411,000	5,655,036
4.65% 7/15/42		9,896,000	10,568,295
4.95% 6/15/16		2,344,000	2,667,149
5.15% 3/1/20		435,000	518,064
5.7% 5/15/18		14,629,000	17,699,276
6.4% 3/1/40		432,000	568,494
6.45% 3/15/37		2,196,000	2,837,397
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,600,268
CSC Holdings LLC 8.625% 2/15/19		1,350,000	1,579,500
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,642,552
6.35% 6/1/40		6,392,000	8,222,988
DISH DBS Corp. 4.625% 7/15/17 (f)		1,640,000	1,656,400
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		370,000	400,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC:
3.65% 4/30/15		$ 3,514,000	$ 3,762,345
5.15% 4/30/20		11,614,000	13,715,298
6.4% 4/30/40		18,278,000	23,718,447
News America Holdings, Inc. 7.75% 12/1/45		2,460,000	3,345,162
News America, Inc.:
6.15% 3/1/37		4,759,000	5,783,303
6.15% 2/15/41		11,572,000	14,239,670
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18		2,770,000	3,095,475
Quebecor Media, Inc.:
7.75% 3/15/16		2,392,000	2,463,760
7.75% 3/15/16		2,485,000	2,559,550
Time Warner Cable, Inc.:
4.5% 9/15/42		10,589,000	10,543,097
6.2% 7/1/13		2,898,000	3,030,972
6.75% 7/1/18		13,763,000	17,222,729
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,308,407
5.875% 11/15/16		368,000	435,747
6.2% 3/15/40		11,792,000	14,494,856
6.5% 11/15/36		9,243,000	11,559,869
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,450,000	1,508,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 7.5% 3/15/19 (f)		660,000	722,700
Univision Communications, Inc.:
6.875% 5/15/19 (f)		2,680,000	2,760,400
8.5% 5/15/21 (f)		5,960,000	5,974,900
UPC Holding BV 9.875% 4/15/18 (f)		1,190,000	1,335,775
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		995,000	1,068,332
Viacom, Inc. 6.75% 10/5/37		1,460,000	1,941,178
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		1,400,000	1,445,500
			247,007,694
Specialty Retail - 0.1%
J. Crew Group, Inc. 8.125% 3/1/19		4,694,000	4,911,098
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (f)		6,315,000	7,009,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc. 7.375% 10/1/12		$ 554,000	$ 556,571
Toys 'R' Us, Inc. 7.375% 9/1/16 (f)		1,805,000	1,818,538
			14,295,857
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.375% 12/15/20		2,500,000	2,712,500
Levi Strauss & Co. 6.875% 5/1/22		1,820,000	1,888,250
			4,600,750
TOTAL CONSUMER DISCRETIONARY			365,835,477
CONSUMER STAPLES - 1.2%
Beverages - 0.3%
Beam, Inc.:
1.875% 5/15/17		2,703,000	2,760,714
3.25% 5/15/22		3,206,000	3,324,154
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,056,927
FBG Finance Ltd. 5.125% 6/15/15 (f)		3,662,000	4,048,513
Fortune Brands, Inc.:
5.375% 1/15/16		321,000	365,628
5.875% 1/15/36		12,336,000	14,759,481
6.375% 6/15/14		3,374,000	3,690,447
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	11,087,223
			41,093,087
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.25% 3/15/20		6,535,000	6,714,713
9.5% 6/15/17		4,960,000	5,108,800
US Foodservice, Inc. 8.5% 6/30/19 (f)		2,335,000	2,405,050
			14,228,563
Food Products - 0.3%
Gruma SAB de CV 7.75% (Reg. S) (g)		1,385,000	1,385,000
JBS USA LLC/JBS USA Finance, Inc. 8.25% 2/1/20 (f)		1,400,000	1,340,500
Kraft Foods, Inc.:
5.375% 2/10/20		10,631,000	12,784,426
6.125% 2/1/18		10,623,000	12,927,362
6.5% 8/11/17		10,238,000	12,589,146
6.5% 2/9/40		2,564,000	3,536,705
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.75% 2/19/14		$ 540,000	$ 587,566
MHP SA 10.25% 4/29/15 (f)		985,000	976,381
Post Holdings, Inc. 7.375% 2/15/22 (f)		1,855,000	1,952,388
			48,079,474
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18		2,065,000	2,312,800
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,545,774
4.25% 8/9/42		9,573,000	9,356,918
9.7% 11/10/18		23,631,000	33,928,279
Philip Morris International, Inc. 4.875% 5/16/13		9,347,000	9,634,860
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,505,736
7.25% 6/15/37		5,056,000	6,484,871
			73,456,438
TOTAL CONSUMER STAPLES			179,170,362
ENERGY - 3.7%
Energy Equipment & Services - 0.6%
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		1,260,000	1,209,600
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	12,015,349
5.35% 3/15/20 (f)		8,816,000	9,670,923
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,403,366
5% 10/1/21		7,366,000	8,050,382
6.5% 4/1/20		738,000	870,484
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		1,582,000	1,582,000
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,485,000
Forbes Energy Services Ltd. 9% 6/15/19		1,590,000	1,514,475
Hornbeck Offshore Services, Inc.:
5.875% 4/1/20		975,000	989,625
8% 9/1/17		1,605,000	1,733,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Offshore Group Investment Ltd.:
11.5% 8/1/15		$ 3,475,000	$ 3,848,563
11.5% 8/1/15 (f)		1,920,000	2,126,400
Oil States International, Inc. 6.5% 6/1/19		2,850,000	3,028,125
Petroleum Geo-Services ASA 7.375% 12/15/18 (f)		2,245,000	2,396,538
Precision Drilling Corp.:
6.5% 12/15/21		170,000	178,500
6.625% 11/15/20		1,890,000	1,989,225
SESI LLC 7.125% 12/15/21		2,980,000	3,311,376
Transocean, Inc.:
5.05% 12/15/16		7,572,000	8,387,906
6.375% 12/15/21		9,999,000	12,053,295
Weatherford International Ltd.:
4.95% 10/15/13		2,173,000	2,263,703
5.15% 3/15/13		2,840,000	2,900,219
			95,008,454
Oil, Gas & Consumable Fuels - 3.1%
Afren PLC 11.5% 2/1/16 (f)		520,000	583,700
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	560,907
6.375% 9/15/17		19,790,000	23,665,733
Antero Resources Finance Corp.:
7.25% 8/1/19		1,080,000	1,152,900
9.375% 12/1/17		2,915,000	3,213,788
Apache Corp.:
3.25% 4/15/22		8,647,000	9,280,073
4.75% 4/15/43		9,180,000	10,544,286
Canadian Natural Resources Ltd. 5.15% 2/1/13		5,610,000	5,714,060
Chesapeake Energy Corp.:
6.125% 2/15/21		2,215,000	2,198,388
6.875% 11/15/20		1,195,000	1,239,813
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		676,000	691,210
6.125% 7/15/22		1,240,000	1,289,600
ConocoPhillips:
4.6% 1/15/15		10,000,000	10,951,810
5.75% 2/1/19		2,930,000	3,636,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc. 8% 4/1/17		$ 270,000	$ 290,250
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19		800,000	812,000
DTEK Finance BV 9.5% 4/28/15 (f)		600,000	588,000
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,024,145
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,640,328
6.45% 11/3/36 (f)		13,741,000	15,866,307
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,335,500
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,232,496
Encana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	3,870,558
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	529,041
5.65% 4/1/13		697,000	714,672
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22 (f)		545,000	545,000
Frontier Oil Corp.:
6.875% 11/15/18		485,000	515,313
8.5% 9/15/16		1,950,000	2,035,410
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	258,158
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	1,012,605
7% 5/5/20 (f)		1,635,000	1,996,826
9.125% 7/2/18 (f)		1,855,000	2,418,549
11.75% 1/23/15 (f)		1,440,000	1,737,072
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (f)		3,790,000	3,780,525
8.625% 4/15/20		2,685,000	2,899,800
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,703,051
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	11,175,293
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	5,017,525
6.85% 1/15/40 (f)		5,937,000	7,828,012
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,930,000	1,913,016
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,335,438
Newfield Exploration Co. 5.625% 7/1/24		850,000	922,250
Nexen, Inc. 5.2% 3/10/15		1,133,000	1,233,204
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		1,755,000	1,553,175
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		1,826,000	2,127,290
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pan American Energy LLC 7.875% 5/7/21 (f)		$ 2,795,000	$ 2,417,675
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		1,775,000	1,863,750
Pemex Project Funding Master Trust:
5.75% 3/1/18		645,000	744,975
6.625% 6/15/35		1,470,000	1,826,475
Petro-Canada 6.05% 5/15/18		3,850,000	4,693,323
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)		1,420,000	1,451,950
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,701,447
5.375% 1/27/21		20,889,000	23,245,906
5.75% 1/20/20		6,930,000	7,809,472
6.875% 1/20/40		570,000	713,697
7.875% 3/15/19		10,517,000	13,040,270
8.375% 12/10/18		775,000	976,771
Petrohawk Energy Corp.:
6.25% 6/1/19		1,290,000	1,451,250
7.25% 8/15/18		1,330,000	1,506,225
Petroleos de Venezuela SA:
4.9% 10/28/14		4,315,000	3,872,713
5% 10/28/15		990,000	829,125
5.375% 4/12/27		1,145,000	704,175
5.5% 4/12/37		780,000	468,000
8% 11/17/13		415,000	416,453
8.5% 11/2/17 (f)		7,980,000	7,082,250
9% 11/17/21 (Reg. S)		2,265,000	1,868,625
12.75% 2/17/22 (f)		3,580,000	3,588,950
Petroleos Mexicanos:
4.875% 1/24/22 (f)		12,332,000	13,842,670
5.5% 1/21/21		12,069,000	14,090,558
5.5% 6/27/44 (f)		14,012,000	15,238,050
6% 3/5/20		1,108,000	1,321,290
6.5% 6/2/41		350,000	432,250
6.5% 6/2/41 (f)		28,669,000	35,621,233
6.625% (f)(g)		3,125,000	3,281,250
8% 5/3/19		420,000	548,100
Phillips 66:
4.3% 4/1/22 (f)		12,618,000	13,750,781
5.875% 5/1/42 (f)		10,804,000	12,771,830
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		$ 5,217,000	$ 5,515,637
3.95% 9/15/15		5,869,000	6,344,682
4.25% 9/1/12		485,000	485,000
6.125% 1/15/17		6,185,000	7,334,717
Plains Exploration & Production Co. 6.125% 6/15/19		2,250,000	2,373,750
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,000,000	1,075,020
PT Pertamina Persero:
4.875% 5/3/22 (f)		845,000	899,925
5.25% 5/23/21 (f)		815,000	886,313
6% 5/3/42 (f)		845,000	912,600
6.5% 5/27/41 (f)		1,000,000	1,127,500
Quicksilver Resources, Inc. 7.125% 4/1/16		2,695,000	2,169,475
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)		4,773,000	4,773,000
5.5% 9/30/14 (f)		6,670,000	7,186,925
5.832% 9/30/16 (f)		1,191,093	1,298,291
6.75% 9/30/19 (f)		4,366,000	5,413,840
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)		3,392,000	3,493,760
Samson Investment Co. 9.75% 2/15/20 (f)		2,855,000	2,940,650
Ship Finance International Ltd. 8.5% 12/15/13		575,000	573,563
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	385,755
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	355,155
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,812,972
4.6% 6/15/21		2,694,000	2,926,080
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22 (f)		560,000	583,800
6.875% 2/1/21		685,000	736,375
7.875% 10/15/18		2,205,000	2,403,450
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)		4,317,000	4,565,228
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,399,563
Williams Partners LP 4.125% 11/15/20		2,399,000	2,598,537
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc.:
5.25% 1/15/17		$ 610,000	$ 642,025
6% 1/15/22		1,130,000	1,194,975
			473,213,444
TOTAL ENERGY			568,221,898
FINANCIALS - 8.2%
Capital Markets - 0.9%
BlackRock, Inc.:
3.375% 6/1/22		7,840,000	8,295,002
4.25% 5/24/21		5,000,000	5,634,190
Goldman Sachs Group, Inc.:
5.25% 7/27/21		17,105,000	18,199,515
5.625% 1/15/17		3,200,000	3,468,067
5.75% 1/24/22		23,446,000	25,888,839
5.95% 1/18/18		4,975,000	5,596,726
6.75% 10/1/37		9,643,000	10,053,628
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,434,082
7.125% 5/15/15		1,717,000	1,884,109
Merrill Lynch & Co., Inc. 6.11% 1/29/37		4,768,000	4,794,181
Morgan Stanley:
4.75% 4/1/14		5,820,000	5,990,427
5.5% 7/28/21		7,569,000	7,764,939
5.625% 9/23/19		12,714,000	13,163,186
5.75% 1/25/21		5,048,000	5,216,088
6% 4/28/15		1,414,000	1,506,416
6.625% 4/1/18		16,118,000	17,802,315
			140,691,710
Commercial Banks - 1.5%
Access Finance BV 7.25% 7/25/17 (f)		670,000	686,750
Akbank T.A.S. 5.125% 7/22/15 (f)		1,615,000	1,669,506
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (f)		325,000	396,500
Bank of America NA 5.3% 3/15/17		3,467,000	3,774,010
BBVA Paraguay SA 9.75% 2/11/16 (f)		995,000	1,027,338
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.:
4.25% 8/15/17		$ 1,705,000	$ 1,717,788
4.75% 2/15/15 (f)		2,175,000	2,262,000
5% 5/15/17		2,135,000	2,215,063
5.25% 3/15/18		1,485,000	1,548,113
5.375% 5/15/20		1,425,000	1,471,313
5.5% 2/15/19 (f)		2,175,000	2,267,438
7% 5/2/16 (f)		2,884,195	2,884,195
7% 5/2/17 (f)		2,479,680	2,479,680
Credit Suisse New York Branch 6% 2/15/18		16,785,000	18,642,797
Development Bank of Philippines 8.375% (g)(l)		1,655,000	1,803,950
Discover Bank:
7% 4/15/20		2,030,000	2,389,119
8.7% 11/18/19		12,480,000	15,801,090
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		870,000	874,350
Fifth Third Bancorp:
4.5% 6/1/18		798,000	865,741
8.25% 3/1/38		4,667,000	6,524,704
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,416,784
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)		6,912,000	6,912,000
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		1,000,000	1,007,500
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	5,986,546
HSBC Holdings PLC 4% 3/30/22		12,331,000	13,229,720
HSBK (Europe) BV:
7.25% 5/3/17 (f)		1,435,000	1,492,400
9.25% 10/16/13 (f)		760,000	803,700
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,403,247
JPMorgan Chase Bank 6% 10/1/17		11,313,000	13,320,933
JSC Kazkommertsbank BV 8% 11/3/15 (f)		1,040,000	969,800
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		405,000	401,963
KeyBank NA:
5.45% 3/3/16		3,939,000	4,404,590
5.8% 7/1/14		9,490,000	10,170,091
6.95% 2/1/28		1,977,000	2,374,241
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,873,514
5% 1/17/17		13,700,000	15,358,440
5.25% 9/4/12		3,162,000	3,162,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37		$ 17,999,000	$ 18,021,499
7.5% 5/15/18		6,622,000	7,714,630
Regions Financial Corp.:
5.75% 6/15/15		2,005,000	2,130,313
7.75% 11/10/14		6,404,000	7,093,711
RSHB Capital SA:
6% 6/3/21 (f)		555,000	560,550
9% 6/11/14 (f)		510,000	563,550
SSB #1 PLC 8.25% 3/10/16		450,000	398,250
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,435,000	1,119,300
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		880,000	891,000
UnionBanCal Corp. 5.25% 12/16/13		826,000	864,736
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,475,000	2,694,533
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		705,000	777,263
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,881,327
5.75% 6/15/17		2,933,000	3,500,324
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,302,387
3.676% 6/15/16		4,301,000	4,679,140
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		1,060,000	1,144,800
			223,926,227
Consumer Finance - 0.6%
Ally Financial, Inc.:
3.6375% 2/11/14 (l)		2,895,000	2,905,856
4.625% 6/26/15		2,605,000	2,673,413
5.5% 2/15/17		2,785,000	2,882,475
Discover Financial Services:
5.2% 4/27/22		12,545,000	13,343,213
6.45% 6/12/17		10,366,000	11,744,315
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
3.875% 1/15/15		$ 5,000,000	$ 5,202,710
5% 5/15/18		2,390,000	2,572,316
5.875% 8/2/21		1,400,000	1,546,170
12% 5/15/15		2,440,000	3,037,800
General Electric Capital Corp.:
2.25% 11/9/15		314,000	324,806
4.625% 1/7/21		5,706,000	6,451,226
5.625% 9/15/17		5,858,000	6,922,779
5.625% 5/1/18		25,000,000	29,610,375
			89,217,454
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,225,000	1,323,000
Bank of America Corp.:
3.875% 3/22/17		3,134,000	3,302,412
5.65% 5/1/18		8,780,000	9,810,245
5.7% 1/24/22		6,876,000	7,780,985
5.75% 12/1/17		21,955,000	24,551,179
6.5% 8/1/16		9,000,000	10,264,581
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,525,000	1,437,313
BP Capital Markets PLC:
3.625% 5/8/14		418,000	438,804
4.5% 10/1/20		650,000	756,685
4.742% 3/11/21		8,800,000	10,331,842
Capital One Capital V 10.25% 8/15/39		12,196,000	12,561,880
CIT Group, Inc. 6.625% 4/1/18 (f)		1,215,000	1,333,463
Citigroup, Inc.:
3.953% 6/15/16		11,847,000	12,496,784
4.75% 5/19/15		25,881,000	27,784,133
5.875% 1/30/42		10,423,000	12,258,980
6.125% 5/15/18		12,245,000	14,202,976
6.5% 8/19/13		13,174,000	13,855,056
Everest Acquisition LLC / Everest Acquisition Finance, Inc. 9.375% 5/1/20 (f)		1,915,000	2,077,775
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		350,000	367,500
General Motors Financial Co., Inc.:
4.75% 8/15/17 (f)		1,775,000	1,779,438
6.75% 6/1/18		1,500,000	1,650,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 2,715,000	$ 2,850,750
8% 1/15/18		5,880,000	6,262,200
8% 1/15/18 (f)		620,000	658,750
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(l)		1,250,000	875,000
Indo Energy Finance BV 7% 5/7/18 (f)		1,000,000	1,015,000
JPMorgan Chase & Co.:
2% 8/15/17		11,000,000	11,086,383
4.35% 8/15/21		13,339,000	14,628,935
4.5% 1/24/22		22,046,000	24,497,978
4.95% 3/25/20		17,148,000	19,650,716
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	666,250
NSG Holdings II, LLC 7.75% 12/15/25 (f)		8,295,000	8,460,900
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	331,637
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,778,069
5.15% 3/15/20		3,761,000	4,383,829
TMK Capital SA 7.75% 1/27/18		1,450,000	1,435,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 8.125% 12/1/17 (f)		370,000	401,450
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		3,305,000	3,445,463
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (f)		735,000	788,288
6.8% 11/22/25 (f)		605,000	703,313
6.902% 7/9/20 (f)		715,000	831,188
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(l)		1,211,391	829,012
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		2,135,000	2,228,406
			279,174,048
Insurance - 1.3%
Allstate Corp. 6.2% 5/16/14		6,893,000	7,529,417
American International Group, Inc. 4.875% 9/15/16		7,990,000	8,759,485
Aon Corp.:
3.125% 5/27/16		11,274,000	11,908,670
3.5% 9/30/15		4,451,000	4,693,068
5% 9/30/20		3,854,000	4,419,497
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	600,362
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(l)		$ 1,859,000	$ 1,896,180
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		12,729,000	13,689,963
5.375% 3/15/17		194,000	212,216
6.625% 4/15/42		9,473,000	10,665,168
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,279,285
6.5% 3/15/35 (f)		1,741,000	1,868,868
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,964,346
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		7,139,000	8,141,066
MetLife, Inc.:
4.75% 2/8/21		4,032,000	4,666,330
5% 6/15/15		1,163,000	1,291,917
6.75% 6/1/16		7,610,000	9,101,195
Metropolitan Life Global Funding I 5.125% 4/10/13 (f)		559,000	574,103
Monumental Global Funding III 5.5% 4/22/13 (f)		2,746,000	2,812,275
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)		6,155,000	7,925,750
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		5,674,000	7,726,405
Pacific LifeCorp 6% 2/10/20 (f)		6,323,000	7,041,286
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,011,264
4.5% 11/16/21		6,390,000	7,045,288
5.15% 1/15/13		2,966,000	3,014,031
5.8% 11/16/41		8,381,000	9,608,096
6.2% 11/15/40		4,318,000	5,091,989
7.375% 6/15/19		3,230,000	4,067,077
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,935,547
Unum Group:
5.625% 9/15/20		8,386,000	9,263,201
5.75% 8/15/42		11,125,000	11,471,099
7.125% 9/30/16		587,000	683,607
			204,958,051
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,242,426
AvalonBay Communities, Inc. 4.95% 3/15/13		367,000	374,541
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23		$ 8,745,000	$ 9,154,808
BRE Properties, Inc. 5.5% 3/15/17		661,000	750,399
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,275,306
5.875% 11/30/12		670,000	677,775
DDR Corp. 4.625% 7/15/22		4,746,000	4,921,754
Developers Diversified Realty Corp.:
4.75% 4/15/18		9,273,000	9,939,794
7.5% 4/1/17		5,574,000	6,524,975
7.875% 9/1/20		323,000	400,278
Duke Realty LP:
4.375% 6/15/22		7,323,000	7,654,944
4.625% 5/15/13		1,106,000	1,128,395
5.4% 8/15/14		5,561,000	5,932,658
5.95% 2/15/17		1,109,000	1,247,365
6.25% 5/15/13		14,494,000	14,933,371
6.5% 1/15/18		3,795,000	4,400,310
6.75% 3/15/20		10,379,000	12,507,411
8.25% 8/15/19		75,000	94,849
Equity One, Inc.:
5.375% 10/15/15		1,403,000	1,514,439
6% 9/15/17		890,000	990,274
6.25% 12/15/14		6,140,000	6,656,073
6.25% 1/15/17		494,000	550,920
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	463,493
5.9% 4/1/20		2,504,000	2,997,458
6.2% 1/15/17		620,000	721,583
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	672,676
HMB Capital Trust V 4.0679% 12/15/36 (c)(f)(l)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,506,347
6.25% 6/15/17		1,232,000	1,352,269
6.65% 1/15/18		867,000	962,083
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		1,760,000	1,914,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24 (f)		290,000	310,300
6.75% 10/15/22		1,690,000	1,863,225
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Senior Housing Properties Trust 6.75% 4/15/20		$ 855,000	$ 950,841
UDR, Inc. 5.5% 4/1/14		5,222,000	5,508,923
Washington (REIT) 5.25% 1/15/14		322,000	336,044
			119,432,307
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13		2,580,000	2,671,714
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,496,342
4.25% 7/15/22		5,809,000	6,063,760
6.125% 4/15/20		3,429,000	3,999,870
Brandywine Operating Partnership LP 5.7% 5/1/17		7,049,000	7,698,735
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,175,000	1,280,750
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,189,528
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,276,239
5.25% 3/15/21		5,708,000	6,304,520
ERP Operating LP:
4.625% 12/15/21		22,997,000	26,376,777
4.75% 7/15/20		7,700,000	8,721,621
5.25% 9/15/14		1,310,000	1,415,054
5.375% 8/1/16		2,768,000	3,152,414
5.5% 10/1/12		3,690,000	3,702,207
5.75% 6/15/17		14,407,000	16,975,696
Forest City Enterprises, Inc.:
6.5% 2/1/17		450,000	434,250
7.625% 6/1/15		260,000	258,538
Host Hotels & Resorts LP:
4.75% 3/1/23		945,000	968,625
5.875% 6/15/19		2,150,000	2,359,625
6% 11/1/20		105,000	116,025
Liberty Property LP:
4.125% 6/15/22		6,280,000	6,516,536
4.75% 10/1/20		11,282,000	12,293,578
5.125% 3/2/15		1,405,000	1,509,559
5.5% 12/15/16		1,891,000	2,120,966
6.625% 10/1/17		4,835,000	5,682,517
Mack-Cali Realty LP:
4.5% 4/18/22		4,072,000	4,316,328
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
7.75% 8/15/19		$ 700,000	$ 859,956
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	3,920,650
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,862,572
5.5% 1/15/14 (f)		867,000	887,875
5.7% 4/15/17 (f)		2,115,000	2,212,030
Realogy Corp. 7.625% 1/15/20 (f)		965,000	1,043,358
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,906,241
Regency Centers LP:
4.95% 4/15/14		611,000	641,086
5.25% 8/1/15		2,133,000	2,321,649
5.875% 6/15/17		1,089,000	1,251,667
Simon Property Group LP:
2.8% 1/30/17		2,603,000	2,729,766
4.125% 12/1/21		7,287,000	8,035,338
4.2% 2/1/15		3,659,000	3,902,675
Tanger Properties LP:
6.125% 6/1/20		14,318,000	16,991,214
6.15% 11/15/15		1,777,000	1,983,802
Ventas Realty LP 4.25% 3/1/22		300,000	320,985
			197,772,638
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC 1.9% 4/20/20 (c)		112,350	57,299
TOTAL FINANCIALS			1,255,229,734
HEALTH CARE - 0.7%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41		12,000,000	13,123,128
Celgene Corp. 2.45% 10/15/15		613,000	634,536
			13,757,664
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		435,000	454,575
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		$ 925,000	$ 846,375
10.875% 11/15/14		4,115,000	4,269,313
			5,570,263
Health Care Providers & Services - 0.5%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)		22,009,000	25,401,401
Community Health Systems, Inc. 5.125% 8/15/18		785,000	809,531
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	2,043,040
6.3% 8/15/14		3,618,000	3,921,594
DaVita, Inc. 5.75% 8/15/22		2,280,000	2,371,200
Emergency Medical Services Corp. 8.125% 6/1/19		4,610,000	4,921,175
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	11,190,338
6.25% 6/15/14		2,629,000	2,872,253
Fresenius Medical Care US Finance II, Inc. 5.625% 7/31/19 (f)		2,315,000	2,477,050
HealthSouth Corp. 7.25% 10/1/18		3,300,000	3,605,250
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		2,895,000	2,750,250
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,230,241
4.125% 9/15/20		7,486,000	8,136,638
Radiation Therapy Services, Inc. 8.875% 1/15/17		790,000	754,450
Rural/Metro Corp. 10.125% 7/15/19 (f)		740,000	728,900
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		2,580,000	2,805,750
			76,019,061
Pharmaceuticals - 0.1%
Mylan, Inc. 6% 11/15/18 (f)		3,030,000	3,226,950
Valeant Pharmaceuticals International:
6.5% 7/15/16 (f)		4,500,000	4,747,500
6.875% 12/1/18 (f)		3,440,000	3,620,600
7% 10/1/20 (f)		255,000	263,925
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	766,211
			12,625,186
TOTAL HEALTH CARE			107,972,174
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		$ 572,000	$ 602,868
6.375% 6/1/19 (f)		8,071,000	9,637,630
Huntington Ingalls Industries, Inc. 6.875% 3/15/18		1,930,000	2,065,100
United Technologies Corp.:
3.1% 6/1/22		13,132,000	13,980,839
4.5% 6/1/42		13,132,000	14,949,154
			41,235,591
Airlines - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		330,501	355,288
6.648% 3/15/19		2,794,815	2,948,530
6.75% 9/15/15 (f)		4,585,000	4,722,550
6.9% 7/2/19		847,481	916,381
Continental Airlines, Inc. 9.25% 5/10/17		2,392,869	2,620,191
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,515,000
6.75% 11/23/15		1,515,000	1,541,513
8.954% 8/10/14		1,740,005	1,770,455
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		640,173	663,412
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,617,150	1,689,922
8.36% 1/20/19		1,337,073	1,450,724
United Air Lines, Inc. 9.875% 8/1/13 (f)		629,000	646,298
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		767,799	740,926
9.75% 1/15/17		1,913,598	2,195,854
12% 1/15/16 (f)		599,661	652,132
			24,429,176
Building Products - 0.1%
Building Materials Corp. of America 6.875% 8/15/18 (f)		3,715,000	4,021,488
HD Supply, Inc.:
8.125% 4/15/19 (f)		3,460,000	3,762,750
11% 4/15/20 (f)		955,000	1,050,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Masco Corp. 5.95% 3/15/22		$ 740,000	$ 799,033
USG Corp. 7.875% 3/30/20 (f)		675,000	718,031
			10,351,802
Commercial Services & Supplies - 0.3%
ARAMARK Corp. 3.9446% 2/1/15 (l)		5,440,000	5,426,400
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (f)(l)		7,325,000	7,526,438
Clean Harbors, Inc. 5.25% 8/1/20 (f)		555,000	569,569
Covanta Holding Corp. 7.25% 12/1/20		4,950,000	5,524,680
International Lease Finance Corp.:
4.875% 4/1/15		2,370,000	2,462,430
5.75% 5/15/16		1,330,000	1,379,875
5.875% 8/15/22		1,830,000	1,830,000
6.25% 5/15/19		1,640,000	1,713,800
8.625% 9/15/15		2,745,000	3,074,400
8.75% 3/15/17		3,700,000	4,264,250
8.875% 9/1/17		1,665,000	1,931,400
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		2,855,000	2,847,863
			38,551,105
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (f)		1,850,000	1,998,000
Odebrecht Finance Ltd. 7.5% (f)(g)		2,555,000	2,708,300
			4,706,300
Electrical Equipment - 0.0%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		400,000	437,000
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	21,041,698
Marine - 0.0%
Navios Maritime Holdings, Inc. 8.875% 11/1/17		700,000	710,500
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		1,015,000	1,083,513
Road & Rail - 0.0%
Hertz Corp.:
6.75% 4/15/19		1,310,000	1,378,775
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - continued
Hertz Corp.: - continued
7.5% 10/15/18		$ 4,330,000	$ 4,665,575
JSC Georgian Railway 7.75% 7/11/22 (f)		650,000	710,125
			6,754,475
Trading Companies & Distributors - 0.0%
Aircastle Ltd.:
6.75% 4/15/17		1,410,000	1,522,800
9.75% 8/1/18		840,000	962,850
			2,485,650
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		1,405,300	1,363,141
TOTAL INDUSTRIALS			153,149,951
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		2,930,000	2,534,450
10.125% 11/1/15 pay-in-kind (l)		1,200,000	1,041,000
Lucent Technologies, Inc.:
6.45% 3/15/29		8,010,000	5,166,450
6.5% 1/15/28		1,240,000	796,700
			9,538,600
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc. 4.7% 9/15/22		770,000	773,850
Sanmina-SCI Corp. 7% 5/15/19 (f)		3,580,000	3,571,050
Tyco Electronics Group SA:
5.95% 1/15/14		3,835,000	4,090,530
6% 10/1/12		4,835,000	4,853,900
6.55% 10/1/17		1,383,000	1,672,062
			14,961,392
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		630,000	697,725
IT Services - 0.0%
Audatex North America, Inc. 6.75% 6/15/18 (f)		300,000	321,750
First Data Corp. 8.25% 1/15/21 (f)		760,000	753,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
SunGard Data Systems, Inc.:
7.375% 11/15/18		$ 1,095,000	$ 1,164,752
10.25% 8/15/15		1,765,000	1,800,300
			4,040,152
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	391,778
4.5% 5/15/21		4,102,000	4,311,723
			4,703,501
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 7.375% 5/1/18		285,000	297,469
Spansion LLC 7.875% 11/15/17		3,465,000	3,378,375
Viasystems, Inc. 7.875% 5/1/19 (f)		1,520,000	1,493,400
			5,169,244
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		395,000	404,381
TOTAL INFORMATION TECHNOLOGY			39,514,995
MATERIALS - 1.0%
Chemicals - 0.3%
Braskem America Finance Co. 7.125% 7/22/41 (f)		735,000	764,400
Celanese US Holdings LLC 6.625% 10/15/18		1,935,000	2,133,338
Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,929,154
4.25% 11/15/20		5,898,000	6,495,898
7.6% 5/15/14		16,974,000	18,836,608
INEOS Finance PLC:
7.5% 5/1/20 (f)		710,000	722,425
8.375% 2/15/19 (f)		1,720,000	1,810,300
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,050,000	1,107,750
LyondellBasell Industries NV:
5% 4/15/19		3,170,000	3,360,200
5.75% 4/15/24		1,480,000	1,679,800
6% 11/15/21		700,000	796,250
NOVA Chemicals Corp. 3.8549% 11/15/13 (l)		2,720,000	2,720,000
			52,356,123
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16		$ 2,286,000	$ 2,536,210
Headwaters, Inc. 7.625% 4/1/19		2,695,000	2,695,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		940,000	1,024,600
Texas Industries, Inc. 9.25% 8/15/20		1,605,000	1,701,300
			7,957,110
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,895,750
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. 7.375% 10/15/17 (f)		200,000	214,500
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		425,000	444,125
8.375% 6/15/19 (f)		575,000	605,188
Sealed Air Corp. 8.125% 9/15/19 (f)		3,155,000	3,502,050
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		850,000	884,000
			8,545,613
Metals & Mining - 0.5%
Alrosa Finance SA 7.75% 11/3/20 (f)		700,000	772,590
Anglo American Capital PLC 9.375% 4/8/14 (f)		6,817,000	7,645,306
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		950,000	959,500
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		810,000	840,375
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	12,362,170
6.375% 11/30/12 (f)		2,002,000	2,024,919
Edgen Murray Corp. 12.25% 1/15/15		4,450,000	4,728,125
Essar Steel Algoma, Inc. 9.375% 3/15/15 (f)		1,990,000	1,930,300
EVRAZ Group SA:
8.25% 11/10/15 (f)		1,905,000	2,055,019
9.5% 4/24/18 (Reg. S)		750,000	820,313
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		710,000	678,050
7% 11/1/15 (f)		5,435,000	5,339,888
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,010,000	3,077,725
Metinvest BV 10.25% 5/20/15 (f)		735,000	731,325
Mongolian Mining Corp. 8.875% 3/29/17 (f)		975,000	987,188
MRC Global, Inc. 9.5% 12/15/16		4,535,000	4,943,150
Severstal Columbus LLC 10.25% 2/15/18		4,610,000	4,725,250
Southern Copper Corp. 6.75% 4/16/40		920,000	1,068,037
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.125% 8/15/19 (f)		$ 1,850,000	$ 1,914,750
7.625% 3/15/20		1,290,000	1,393,200
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,307,008
6.25% 1/23/17		5,581,000	6,398,393
Votorantim Cimentos SA 7.25% 4/5/41 (f)		740,000	791,800
			78,494,381
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp. 7.5% 6/1/20		2,125,000	2,305,625
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	211,575
			2,517,200
TOTAL MATERIALS			149,870,427
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
Alestra SA de RL de CV 11.75% 8/11/14		1,735,000	1,943,200
AT&T, Inc.:
3.875% 8/15/21		8,800,000	9,904,470
5.35% 9/1/40		4,006,000	4,815,420
5.55% 8/15/41		10,000,000	12,451,600
6.3% 1/15/38		16,665,000	21,761,190
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	1,008,833
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,218,705
6.45% 6/15/21		8,152,000	9,103,453
Embarq Corp. 7.995% 6/1/36		4,717,000	5,222,870
Intelsat Ltd. 11.25% 6/15/16		1,504,000	1,582,960
Intelsat Luxembourg SA:
11.25% 2/4/17		4,215,000	4,431,019
11.5% 2/4/17 pay-in-kind (l)		11,258,205	11,821,115
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		945,000	987,525
Telefonica Emisiones SAU 5.462% 2/16/21		6,967,000	6,409,640
Verizon Communications, Inc.:
3.5% 11/1/21		12,600,000	13,870,786
6.1% 4/15/18		6,000,000	7,496,376
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
6.25% 4/1/37		$ 2,348,000	$ 3,117,879
6.9% 4/15/38		6,295,000	8,937,968
			130,085,009
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV:
2.375% 9/8/16		15,982,000	16,597,707
3.125% 7/16/22		9,218,000	9,455,963
3.625% 3/30/15		731,000	780,598
Digicel Group Ltd.:
8.25% 9/1/17 (f)		3,400,000	3,638,000
8.875% 1/15/15 (f)		5,755,000	5,870,100
9.125% 1/15/15 pay-in-kind (f)(l)		3,770,000	3,845,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42		1,287,000	1,315,402
5.875% 10/1/19		5,944,000	6,990,810
6.35% 3/15/40		3,541,000	4,170,661
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,305,000	2,737,188
Nextel Communications, Inc.:
5.95% 3/15/14		5,930,000	5,944,825
7.375% 8/1/15		2,594,000	2,606,970
NII Capital Corp. 7.625% 4/1/21		1,755,000	1,355,738
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		2,870,000	2,841,300
Sprint Nextel Corp.:
6% 12/1/16		3,155,000	3,218,100
7% 8/15/20		2,305,000	2,356,863
9% 11/15/18 (f)		1,050,000	1,239,000
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		1,745,000	1,854,063
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		3,060,000	3,182,400
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,000,000	1,030,000
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		510,000	517,650
Vodafone Group PLC 5% 12/16/13		2,864,000	3,026,867
			84,575,605
TOTAL TELECOMMUNICATION SERVICES			214,660,614
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - 2.2%
Electric Utilities - 0.9%
Ameren Illinois Co. 6.125% 11/15/17		$ 3,112,000	$ 3,669,051
AmerenUE 6.4% 6/15/17		2,491,000	2,989,823
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,071,310
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	224,500
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,762,647
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		6,944,000	7,837,811
6.4% 9/15/20 (f)		16,661,000	19,255,134
Edison International 3.75% 9/15/17		6,674,000	7,136,295
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,045,000	438,900
Enel Finance International SA 5.7% 1/15/13 (f)		206,000	208,241
FirstEnergy Corp. 7.375% 11/15/31		15,004,000	19,799,008
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,596,882
6.05% 8/15/21		9,801,000	10,906,612
InterGen NV 9% 6/30/17 (f)		4,570,000	4,455,750
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,444,481
3.75% 11/15/20		1,450,000	1,501,407
Majapahit Holding BV:
7.75% 1/20/20 (f)		850,000	1,043,375
8% 8/7/19 (f)		485,000	597,763
Mirant Americas Generation LLC:
8.5% 10/1/21		3,095,000	3,265,225
9.125% 5/1/31		820,000	848,700
Nevada Power Co.:
6.5% 5/15/18		790,000	985,961
6.5% 8/1/18		388,000	486,393
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,592,679
Otter Tail Corp. 9% 12/15/16		2,410,000	2,614,850
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	877,535
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,258,340
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	13,628,648
6% 12/1/39		7,150,000	9,013,454
Sierra Pacific Power Co. 5.45% 9/1/13		1,945,000	2,028,184
			137,538,959
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		$ 1,090,000	$ 1,220,800
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	520,444
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,912,993
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.375% 8/1/21 (f)		423,000	446,265
7.5% 10/1/18 (f)		1,574,000	1,695,985
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		3,625,000	3,008,750
			10,805,237
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,788,125
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16 (f)		2,775,000	3,038,625
7.25% 10/15/21 (f)		3,430,000	3,910,200
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		305,000	311,481
11.75% 3/1/22 (f)		1,225,000	1,304,625
GenOn Energy, Inc.:
9.5% 10/15/18		3,135,000	3,456,338
9.875% 10/15/20		1,750,000	1,918,438
Kinder Morgan Finance Co. LLC 6% 1/15/18 (f)		3,030,000	3,249,675
Listrindo Capital BV 6.95% 2/21/19 (f)		600,000	639,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	1,019,063
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	8,167,231
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,906,745
RRI Energy, Inc. 7.625% 6/15/14		6,000,000	6,420,000
The AES Corp.:
7.375% 7/1/21		615,000	704,175
7.75% 10/15/15		2,345,000	2,638,125
8% 10/15/17		4,575,000	5,329,875
			48,801,721
Multi-Utilities - 0.9%
CMS Energy Corp. 5.05% 3/15/22		17,417,000	18,876,440
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	5,149,044
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
2.7606% 9/30/66 (l)		$ 19,226,000	$ 17,503,754
7.5% 6/30/66 (l)		10,345,000	11,185,531
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,519,295
6.5% 9/15/37		7,097,000	9,697,107
National Grid PLC 6.3% 8/1/16		1,589,000	1,835,653
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,332,461
5.25% 9/15/17		843,000	971,918
5.25% 2/15/43		8,869,000	9,820,919
5.4% 7/15/14		1,680,000	1,805,777
5.45% 9/15/20		854,000	975,855
5.8% 2/1/42		6,336,000	7,537,692
5.95% 6/15/41		11,832,000	14,182,178
6.4% 3/15/18		1,654,000	1,979,936
6.8% 1/15/19		6,774,000	8,122,195
Puget Energy, Inc.:
5.625% 7/15/22 (f)		600,000	629,220
6% 9/1/21		2,464,000	2,711,804
6.5% 12/15/20		1,275,000	1,402,500
Sempra Energy 2.3% 4/1/17		14,116,000	14,763,896
Wisconsin Energy Corp. 6.25% 5/15/67 (l)		3,860,000	4,086,775
			142,089,950
TOTAL UTILITIES			339,235,867
TOTAL NONCONVERTIBLE BONDS			3,372,861,499
TOTAL CORPORATE BONDS (Cost $3,027,727,547)			3,375,498,349
U.S. Government and Government Agency Obligations - 26.2%
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		$ 74,864,698	$ 110,162,195
2.125% 2/15/41		74,359,727	110,185,958
2.5% 1/15/29		21,377,600	30,399,671
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			250,747,824
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds:
2.75% 8/15/42		53,161,000	53,999,934
3% 5/15/42		443,275,000	474,442,552
4.375% 5/15/41		68,183,000	92,931,315
U.S. Treasury Notes:
0.25% 9/15/14		8,937,000	8,939,788
0.25% 8/15/15		227,529,000	227,244,589
0.5% 7/31/17		170,710,000	170,029,891
0.875% 11/30/16		1,503,000	1,528,480
0.875% 4/30/17		203,188,000	206,267,517
0.875% 7/31/19		524,444,000	520,551,577
1.375% 11/30/15		88,617,000	91,587,087
1.75% 5/31/16		263,340,000	276,527,541
1.75% 5/15/22		128,707,000	131,401,867
2% 2/15/22		368,119,000	385,259,357
2.375% 2/28/15		499,922,000	526,128,842
2.625% 7/31/14		316,140,000	330,514,570
2.625% 12/31/14 (i)		273,340,000	288,458,982
TOTAL U.S. TREASURY OBLIGATIONS			3,785,813,889
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,882,106,237)			4,036,561,713
U.S. Government Agency - Mortgage Securities - 12.7%

Fannie Mae - 9.2%
2.067% 10/1/33 (l)		847,261	891,891
2.558% 6/1/36 (l)		143,587	153,995
2.743% 2/1/36 (l)		750,864	806,744
2.777% 7/1/37 (l)		359,536	386,293
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.82% 12/1/35 (l)		$ 540,123	$ 580,319
3% 10/1/26 to 7/1/42		12,568,701	13,307,591
3% 9/1/27 (h)		13,300,000	14,034,618
3% 9/1/27 (h)		4,900,000	5,170,649
3% 9/1/42 (h)		3,700,000	3,839,378
3% 9/1/42 (h)		38,800,000	40,261,588
3% 9/1/42 (h)		35,400,000	36,733,511
3% 9/1/42 (h)		3,400,000	3,528,077
3% 10/1/42 (h)		37,800,000	39,075,750
3.5% 1/1/41 to 7/1/42		49,089,594	52,351,035
3.5% 9/1/42 (h)		100,000	106,031
3.5% 9/1/42 (h)		14,300,000	15,162,467
3.5% 9/1/42 (h)		28,700,000	30,430,966
3.5% 9/1/42 (h)		14,300,000	15,162,467
4% 9/1/26 to 7/1/42		165,861,114	180,486,162
4% 9/1/41		173,910	187,721
4% 10/1/41		4,265,903	4,636,670
4% 9/1/42 (h)		57,000,000	61,123,597
4% 9/1/42 (h)		63,000,000	67,557,659
4.5% 11/1/18 to 11/1/41		202,276,265	221,514,681
4.5% 9/1/42 (h)		40,700,000	44,051,393
4.5% 9/1/42 (h)		29,700,000	32,145,611
5% 5/1/19 to 6/1/40		90,847,154	99,811,736
5% 9/1/42 (h)		58,900,000	64,329,838
5% 9/1/42 (h)		1,000,000	1,092,187
5.5% 3/1/18 to 3/1/39		163,269,293	180,020,499
5.5% 9/1/42 (h)		47,000,000	51,578,829
6% 4/1/21 to 7/1/41		127,131,385	140,124,041
6.5% 11/1/35		329,445	370,905
TOTAL FANNIE MAE			1,421,014,899
Freddie Mac - 1.5%
3.454% 10/1/35 (l)		204,511	219,763
3.5% 4/1/32 to 6/1/42		21,071,948	22,546,892
4% 12/1/40 to 5/1/42		30,564,842	33,444,754
4% 9/1/41		1,739,596	1,891,742
4% 9/1/42 (h)		25,000,000	26,746,095
4.5% 7/1/25 to 10/1/41		64,804,619	70,220,666
4.5% 9/1/42 (h)		5,800,000	6,244,969
5% 1/1/35 to 8/1/40		30,256,468	33,173,862
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.5% 11/1/17 to 1/1/40		$ 25,158,432	$ 27,536,088
6% 7/1/37 to 8/1/37		3,951,350	4,346,790
TOTAL FREDDIE MAC			226,371,621
Ginnie Mae - 2.0%
3% 10/1/42 (h)		35,400,000	37,081,978
3.5% 10/15/40 to 7/15/42		21,223,487	23,007,242
3.5% 9/1/42 (h)		22,000,000	23,815,002
4% 1/15/25 to 12/15/41		78,762,524	86,290,573
4.5% 11/20/33 to 4/15/41		59,274,058	65,756,594
5% 3/15/39 to 9/15/41		59,182,763	66,063,454
6% 9/20/38		4,036,776	4,546,316
TOTAL GINNIE MAE			306,561,159
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,919,176,640)			1,953,947,679
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7055% 4/25/35 (l)		989,152	762,010
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8855% 3/25/34 (l)		424,989	346,711
Series 2005-HE2 Class M2, 0.6855% 4/25/35 (l)		81,022	77,180
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)		642,000	6,420
Series 2007-D1 Class D, 1.5863% 1/22/13 (f)(l)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.7395% 6/15/32 (f)(l)		4,142,453	2,133,363
Ally Auto Receivables Trust:
Series 2009-A Class A4, 3% 10/15/15 (f)		4,103,402	4,129,529
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,133,287
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,701,981
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)		8,910,000	9,000,401
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,030,579
Series 2011-3 Class A2, 1.81% 5/15/16		8,490,000	8,626,284
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,985,174
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,672,989
Asset-Backed Securities - continued
		Principal Amount (d)	Value
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		$ 7,520,000	$ 7,562,448
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9355% 12/25/33 (l)		77,599	58,521
Series 2004-R2 Class M3, 0.7855% 4/25/34 (l)		109,047	43,248
Series 2005-R2 Class M1, 0.6855% 4/25/35 (l)		2,064,696	1,849,187
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		171,000	170,915
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5975% 3/23/19 (f)(l)		162,656	156,149
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0262% 3/25/34 (l)		47,932	38,275
Series 2004-W11 Class M2, 0.9355% 11/25/34 (l)		561,149	394,652
Series 2004-W7 Class M1, 0.7855% 5/25/34 (l)		1,542,998	1,095,396
Series 2006-W4 Class A2C, 0.3955% 5/25/36 (l)		1,302,115	393,528
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0605% 4/25/34 (l)		2,346,371	1,931,979
Series 2006-HE2 Class M1, 0.6055% 3/25/36 (l)		64,676	482
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (c)(f)(l)		7,217,000	1
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)		3,644,028	3,671,861
BMW Vehicle Lease Trust Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,160,546
Capital One Multi-Asset Execution Trust Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	5,861,857
Capital Trust Ltd. Series 2004-1:
Class A2, 0.687% 7/20/39 (f)(l)		125,801	113,536
Class B, 0.987% 7/20/39 (f)(l)		263,810	118,055
Class C, 1.337% 7/20/39 (f)(l)		339,379	5,091
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		601,509	612,036
Class B, 5.267% 6/25/35 (f)		1,000,000	1,007,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.7076% 1/20/37 (f)(l)		154,123	138,803
Capmark VII Ltd. Series 2006-7A Class H, 1.7895% 8/15/36 (f)(l)		533,304	0
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		7,906,638	7,953,413
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3755% 12/25/36 (l)		1,802,588	718,008
Asset-Backed Securities - continued
		Principal Amount (d)	Value
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.7096% 4/7/52 (f)(l)		$ 880,185	$ 651,337
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,029,375
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		5,602,047	5,603,471
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	35,809,114
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3662% 9/25/37 (l)		129,071	128,119
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4962% 3/25/32 (MGIC Investment Corp. Insured) (l)		11,800	3,737
Series 2004-3 Class M4, 1.2055% 4/25/34 (l)		159,665	72,569
Series 2004-4 Class M2, 1.0305% 6/25/34 (l)		587,945	337,959
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		500,000	491,850
Class B2, 1.8106% 12/28/35 (f)(l)		500,000	475,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.9606% 6/28/38 (f)(l)		100,000	98,500
Class D, 9% 6/28/38 (f)		203,124	132,031
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	507,108
Fannie Mae Series 2004-T5 Class AB3, 1.1466% 5/28/35 (l)		38,916	24,267
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4105% 8/25/34 (l)		290,872	179,296
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0605% 3/25/34 (l)		22,872	9,752
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)		367,242	367,300
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13		163,998	164,104
Class A4, 2.98% 8/15/14		4,800,000	4,852,958
Series 2010-B Class A3, 0.98% 10/15/14		4,377,078	4,386,944
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15		10,710,000	10,821,326
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9705% 1/25/35 (l)		948,695	296,089
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fremont Home Loan Trust Series 2005-A: - continued
Class M4, 1.2555% 1/25/35 (l)		$ 363,547	$ 47,992
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8069% 2/25/47 (f)(l)		2,892,000	1,189,480
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)		902,698	871,104
GE Business Loan Trust:
Series 2003-1 Class A, 0.6695% 4/15/31 (f)(l)		196,854	185,237
Series 2006-2A:
Class A, 0.4195% 11/15/34 (f)(l)		1,753,298	1,508,465
Class B, 0.5195% 11/15/34 (f)(l)		633,344	438,042
Class C, 0.6195% 11/15/34 (f)(l)		1,052,592	599,794
Class D, 0.9895% 11/15/34 (f)(l)		399,703	124,161
GSAMP Trust Series 2004-AR1 Class B4, 4.4613% 6/25/34 (f)(l)		215,708	73,971
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7855% 9/25/46 (f)(l)		1,403,242	1,349,358
Class E, 1.8855% 9/25/46 (f)(l)		250,000	87,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5555% 8/25/33 (l)		375,633	293,405
Series 2003-3 Class M1, 1.5255% 8/25/33 (l)		678,750	567,949
Series 2003-5 Class A2, 0.9355% 12/25/33 (l)		32,929	26,901
Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	0
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4255% 1/25/37 (l)		1,522,035	508,803
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,934,502
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5355% 7/25/36 (l)		204,000	2,824
Series 2007-CH1 Class AV4, 0.3655% 11/25/36 (l)		1,520,141	1,395,573
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.7906% 12/27/29 (l)		519,111	466,760
Series 2006-A Class 2C, 1.6106% 3/27/42 (l)		3,243,000	154,264
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.3955% 11/25/36 (l)		5,356,225	1,936,190
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.6655% 5/25/46 (f)(l)		250,000	160,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)		13,272	13,341
Class C, 5.691% 10/20/28 (f)		5,899	5,916
Class D, 6.01% 10/20/28 (f)		70,232	70,293
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5355% 5/25/37 (l)		784,792	6,167
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9855% 7/25/34 (l)		$ 162,992	$ 103,745
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2105% 7/25/34 (l)		499,279	331,788
Series 2006-FM1 Class A2B, 0.3455% 4/25/37 (l)		1,466,757	1,323,447
Series 2006-OPT1 Class A1A, 0.4955% 6/25/35 (l)		2,859,684	2,302,070
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5755% 8/25/34 (l)		57,368	45,202
Series 2004-NC8 Class M6, 1.4855% 9/25/34 (l)		27,201	11,703
Series 2005-NC1 Class M1, 0.6755% 1/25/35 (l)		399,800	240,767
Series 2005-NC2 Class B1, 1.4055% 3/25/35 (l)		416,362	49,491
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.1019% 8/28/38 (f)(l)		220,000	195,800
Class C1B, 7.696% 8/28/38 (f)		64,212	51,370
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (n)		7,651,000	100,396
Series 2006-4 Class D, 1.3355% 5/25/32 (l)		2,481,000	251
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7455% 9/25/35 (l)		1,426,957	921,695
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	6,008,173
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	12,123,768
Ocala Funding LLC:
Series 2005-1A Class A, 1.737% 3/20/10 (c)(f)(l)		566,000	0
Series 2006-1A Class A, 1.637% 3/20/11 (c)(f)(l)		1,176,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4855% 9/25/34 (l)		532,896	231,934
Class M4, 1.6855% 9/25/34 (l)		683,353	154,950
Series 2005-WCH1 Class M4, 1.0655% 1/25/36 (l)		1,475,804	843,390
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (f)		194,862	194,862
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)		541,000	530,180
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1855% 9/25/46 (f)(l)		250,000	55,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0355% 4/25/33 (l)		5,108	4,317
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0305% 3/25/35 (l)		1,268,559	919,535
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3968% 3/20/19 (FGIC Insured) (f)(l)		411,598	402,780
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4179% 6/15/33 (l)		1,272,000	770,313
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)		$ 656,637	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9605% 9/25/34 (l)		63,686	21,670
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)		475,493	487,515
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0955% 9/25/34 (l)		28,819	26,005
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (f)		111,000	109,335
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.0196% 4/6/42 (f)(l)		2,647,319	33,091
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.9676% 9/25/26 (f)(l)		400,000	200,000
Series 2006-1A:
Class A1A, 0.7276% 9/25/26 (f)(l)		1,275,257	1,160,483
Class A1B, 0.7976% 9/25/26 (f)(l)		1,033,000	878,050
Class A2A, 0.6876% 9/25/26 (f)(l)		768,814	757,282
Class A2B, 0.7776% 9/25/26 (f)(l)		250,000	221,875
Class B, 0.8276% 9/25/26 (f)(l)		250,000	205,000
Class C 0.9976% 9/25/26 (f)(l)		250,000	200,000
Class F, 1.6176% 9/25/26 (f)(l)		250,000	186,250
Class G, 1.8176% 9/25/26 (f)(l)		326,000	235,535
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)		887,552	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)		7,938	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2511% 10/25/44 (f)(l)		1,789,540	1,181,096
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.7545% 11/21/40 (f)(l)		491,427	427,542
Class D, 1.2845% 11/21/40 (f)(l)		305,000	112,850
TOTAL ASSET-BACKED SECURITIES (Cost $250,614,565)			255,521,074
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		158,925	44,742
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9199% 10/25/36 (f)(l)(n)		8,627,914	304,801
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7955% 1/25/35 (l)		$ 1,788,802	$ 1,540,344
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (l)		2,125,000	891,565
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7385% 7/16/34 (f)(l)		11,356	11,358
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		49,127	13,995
Series 2003-35 Class B, 4.6386% 9/25/18 (l)		75,999	19,000
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-17 Class B4, 0% 6/25/33 (l)		215,141	96,813
Series 2004-3 Class DB4, 5.8253% 4/25/34 (l)		20,447	51
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.623% 10/25/34 (l)		1,308,293	1,259,899
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4352% 4/25/20 (f)(l)		1,000,000	1,105,996
Series 2010-K6 Class B, 5.3579% 12/25/46 (f)(l)		910,000	1,000,528
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		10,124	5
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		53,420	13,355
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.337% 12/20/54 (l)		205,017	154,788
Series 2006-1A Class C2, 1.437% 12/20/54 (f)(l)		6,523,000	4,924,865
Series 2006-2 Class C1, 1.177% 12/20/54 (l)		21,543,000	16,264,965
Series 2006-3 Class C2, 0.737% 12/20/54 (l)		1,124,000	848,620
Series 2006-4:
Class B1, 0.417% 12/20/54 (l)		4,521,000	4,125,413
Class C1, 0.997% 12/20/54 (l)		2,767,000	2,089,085
Class M1, 0.577% 12/20/54 (l)		1,190,000	1,035,300
Series 2007-1:
Class 1C1, 0.837% 12/20/54 (l)		2,234,000	1,686,670
Class 1M1, 0.537% 12/20/54 (l)		1,493,000	1,298,910
Class 2C1, 1.197% 12/20/54 (l)		1,015,000	766,325
Class 2M1, 0.737% 12/20/54 (l)		1,917,000	1,667,790
Series 2007-2 Class 2C1, 1.098% 12/17/54 (l)		2,654,000	2,003,770
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.9051% 1/20/44 (l)		430,241	340,536
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 4.7138% 3/25/37 (l)		4,073,799	4,129,304
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)		$ 2,216,732	$ 2,344,852
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6881% 8/25/36 (l)		2,159,278	1,662,304
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	989,518
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4455% 5/25/47 (l)		2,522,912	1,614,370
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4055% 2/25/37 (l)		6,029,286	4,729,694
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		930,000	937,410
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5255% 7/25/35 (l)		1,865,850	1,516,856
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5903% 7/10/35 (f)(l)		1,101,069	877,291
Class B6, 3.0903% 7/10/35 (f)(l)		245,498	194,084
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6855% 6/25/33 (f)(l)		209,235	200,865
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	90,086
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (l)		34,224	30,351
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3743% 4/25/33 (l)		414,657	386,477
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4355% 9/25/36 (l)		3,200,850	2,752,223
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		110,459	49,707
Series 2005-AR2 Class 1A2, 2.6153% 3/25/35 (l)		3,037,239	1,588,607
TOTAL PRIVATE SPONSOR			67,603,488
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		183,585	196,169
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,530,628)			67,799,657
Commercial Mortgage Securities - 4.9%
		Principal Amount (d)	Value
ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (o)		$ 456,062	$ 442,185
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	205,667
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4864% 2/14/29 (f)(l)		290,368	304,055
Series 1997-D4:
Class B2, 7.525% 4/14/29		563,961	572,511
Class B5, 7.525% 4/14/29		129,000	109,932
Series 1997-D5:
Class A6, 7.1354% 2/14/43 (l)		245,438	246,803
Class A7, 7.3754% 2/14/43 (l)		820,000	824,298
Class PS1, 1.2297% 2/14/43 (l)(n)		1,080,614	31,940
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7087% 5/10/45 (l)		1,568,620	1,659,548
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,095,117
Series 2006-5:
Class A2, 5.317% 9/10/47		5,526,415	5,556,882
Class A3, 5.39% 9/10/47		2,653,000	2,814,844
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,157,776
Series 2007-4 Class A3, 5.7921% 2/10/51 (l)		1,869,164	1,944,009
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	109,910
Series 2007-3:
Class A3, 5.6612% 6/10/49 (l)		3,176,000	3,237,856
Class A4, 5.6612% 6/10/49 (l)		3,965,000	4,535,282
Series 2008-1 Class D, 6.2489% 2/10/51 (f)(l)		125,000	44,312
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,772,786
Series 2002-2 Class F, 5.487% 7/11/43		415,000	417,700
Series 2004-2 Class A4, 4.153% 11/10/38		2,035,414	2,091,864
Series 2005-1 Class A3, 4.877% 11/10/42		746,767	746,240
Series 2005-4 Class AJ, 5.038% 7/10/45 (l)		530,000	527,046
Series 2001-3 Class H, 6.562% 4/11/37 (f)		1,472,000	1,471,227
Series 2003-1 Class G, 5.608% 9/11/36 (f)		310,000	311,649
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	154,668
Series 2004-4:
Class K, 4.637% 7/10/42 (f)(l)		300,000	2,340
Class L, 4.637% 7/10/42 (f)(l)		280,000	506
Series 2004-5 Class G, 5.5625% 11/10/41 (f)(l)		195,000	148,583
Series 2005-1 Class CJ, 5.1989% 11/10/42 (l)		550,000	575,680
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)		5,908,000	6,222,223
Series 2005-6 Class AJ, 5.1929% 9/10/47 (l)		300,000	315,997
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.9895% 11/15/15 (f)(l)		$ 836,124	$ 819,399
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.4995% 3/15/22 (f)(l)		230,977	229,855
Class C, 0.5495% 3/15/22 (f)(l)		1,357,000	1,343,621
Class D, 0.5995% 3/15/22 (f)(l)		826,000	813,726
Class E, 0.6395% 3/15/22 (f)(l)		684,000	670,416
Class F, 0.7095% 3/15/22 (f)(l)		615,784	597,397
Class G, 0.7695% 3/15/22 (f)(l)		399,119	379,219
Class J, 1.2895% 3/15/22 (f)(l)		678,000	617,076
Class K, 2.2395% 3/15/22 (f)(l)		427,499	260,835
Series 2006-BIX1:
Class D, 0.4495% 10/15/19 (f)(l)		166,047	161,066
Class E, 0.4795% 10/15/19 (f)(l)		1,385,000	1,308,825
Class F, 0.5495% 10/15/19 (f)(l)		3,150,730	2,961,686
Class G, 0.5695% 10/15/19 (f)(l)		1,245,579	1,158,388
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0855% 12/25/33 (f)(l)		59,110	42,871
Series 2004-1:
Class B, 2.1355% 4/25/34 (f)(l)		116,840	68,331
Class M1, 0.7955% 4/25/34 (f)(l)		93,807	66,710
Class M2, 1.4355% 4/25/34 (f)(l)		86,665	60,942
Series 2005-2A:
Class A1, 0.5455% 8/25/35 (f)(l)		1,515,564	1,093,707
Class M1, 0.6655% 8/25/35 (f)(l)		75,477	44,295
Class M2, 0.7155% 8/25/35 (f)(l)		124,486	66,983
Class M3, 0.7355% 8/25/35 (f)(l)		68,875	34,015
Series 2005-3A:
Class A2, 0.6355% 11/25/35 (f)(l)		536,712	421,939
Class M1, 0.6755% 11/25/35 (f)(l)		64,056	36,032
Class M2, 0.7255% 11/25/35 (f)(l)		81,326	43,877
Class M3, 0.7455% 11/25/35 (f)(l)		72,785	37,435
Class M4, 0.8355% 11/25/35 (f)(l)		90,684	42,699
Series 2005-4A:
Class A2, 0.6255% 1/25/36 (f)(l)		1,268,721	898,826
Class B1, 1.6355% 1/25/36 (f)(l)		109,639	16,089
Class M1, 0.6855% 1/25/36 (f)(l)		409,265	252,721
Class M2, 0.7055% 1/25/36 (f)(l)		122,780	70,817
Class M3, 0.7355% 1/25/36 (f)(l)		179,310	95,779
Class M4, 0.8455% 1/25/36 (f)(l)		99,168	48,430
Class M5, 0.8855% 1/25/36 (f)(l)		99,168	33,079
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M6, 0.9355% 1/25/36 (f)(l)		$ 105,328	$ 28,074
Series 2006-1:
Class A2, 0.5955% 4/25/36 (f)(l)		196,302	144,843
Class M1, 0.6155% 4/25/36 (f)(l)		70,209	41,563
Class M2, 0.6355% 4/25/36 (f)(l)		74,180	40,951
Class M3, 0.6555% 4/25/36 (f)(l)		63,826	32,417
Class M4, 0.7555% 4/25/36 (f)(l)		36,168	16,809
Class M5, 0.7955% 4/25/36 (f)(l)		35,105	12,322
Class M6, 0.8755% 4/25/36 (f)(l)		69,996	23,323
Series 2006-2A:
Class A1, 0.4655% 7/25/36 (f)(l)		3,503,299	2,469,751
Class A2, 0.5155% 7/25/36 (f)(l)		173,321	122,562
Class B1, 1.1055% 7/25/36 (f)(l)		64,893	9,188
Class B3, 2.9355% 7/25/36 (f)(l)		60,694	1,852
Class M1, 0.5455% 7/25/36 (f)(l)		181,849	59,489
Class M2, 0.5655% 7/25/36 (f)(l)		128,303	38,255
Class M3, 0.5855% 7/25/36 (f)(l)		106,425	24,014
Class M4, 0.6555% 7/25/36 (f)(l)		71,865	15,264
Class M5, 0.7055% 7/25/36 (f)(l)		88,329	17,050
Class M6, 0.7755% 7/25/36 (f)(l)		131,789	21,146
Series 2006-3A:
Class B1, 1.0355% 10/25/36 (f)(l)		3,745	30
Class M4, 0.6655% 10/25/36 (f)(l)		143,297	21,570
Class M5, 0.7155% 10/25/36 (f)(l)		171,547	11,151
Class M6, 0.7955% 10/25/36 (f)(l)		336,179	7,802
Series 2006-4A:
Class A1, 0.4655% 12/25/36 (f)(l)		747,965	507,944
Class A2, 0.5055% 12/25/36 (f)(l)		3,805,836	1,772,556
Class B1, 0.9355% 12/25/36 (f)(l)		71,466	1,519
Class M1, 0.5255% 12/25/36 (f)(l)		243,457	50,013
Class M2, 0.5455% 12/25/36 (f)(l)		162,305	24,961
Class M3, 0.5755% 12/25/36 (f)(l)		164,575	22,117
Class M4, 0.6355% 12/25/36 (f)(l)		196,922	22,526
Class M5, 0.6755% 12/25/36 (f)(l)		181,032	14,791
Class M6, 0.7555% 12/25/36 (f)(l)		162,305	8,885
Series 2007-1 Class A2, 0.5055% 3/25/37 (f)(l)		813,631	438,007
Series 2007-2A:
Class A1, 0.5055% 7/25/37 (f)(l)		770,707	433,967
Class A2, 0.5555% 7/25/37 (f)(l)		720,121	238,656
Class B1, 1.8355% 7/25/37 (f)(l)		104,716	1,443
Class M1, 0.6055% 7/25/37 (f)(l)		252,866	65,599
Class M2, 0.6455% 7/25/37 (f)(l)		138,176	16,582
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class M3, 0.7255% 7/25/37 (f)(l)		$ 140,103	$ 13,703
Class M4, 0.8855% 7/25/37 (f)(l)		276,611	22,025
Class M5, 0.9855% 7/25/37 (f)(l)		243,838	17,389
Class M6, 1.2355% 7/25/37 (f)(l)		309,171	15,450
Series 2007-3:
Class A2, 0.5255% 7/25/37 (f)(l)		753,626	382,623
Class B1, 1.1855% 7/25/37 (f)(l)		183,174	12,317
Class B2, 1.8355% 7/25/37 (f)(l)		430,380	23,392
Class M1, 0.5455% 7/25/37 (f)(l)		163,681	38,015
Class M2, 0.5755% 7/25/37 (f)(l)		175,436	31,147
Class M3, 0.6055% 7/25/37 (f)(l)		276,444	37,907
Class M4, 0.7355% 7/25/37 (f)(l)		434,058	50,665
Class M5, 0.8355% 7/25/37 (f)(l)		225,145	23,033
Class M6, 1.0355% 7/25/37 (f)(l)		171,679	14,969
Series 2007-4A:
Class M1, 1.1855% 9/25/37 (f)(l)		291,207	18,380
Class M2, 1.2855% 9/25/37 (f)(l)		291,207	15,208
Class M4, 1.8355% 9/25/37 (f)(l)		744,809	29,951
Class M5, 1.9855% 9/25/37 (f)(l)		744,809	22,924
Class M6, 2.1855% 9/25/37 (f)(l)		486,481	11,804
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(n)		3,264,279	132,203
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(l)(n)		8,346,537	722,570
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4508% 3/11/39 (l)		450,000	433,366
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.8895% 3/15/19 (f)(l)		400,163	386,091
Class J, 1.0895% 3/15/19 (f)(l)		407,118	372,955
Series 2007-BBA8:
Class D, 0.4895% 3/15/22 (f)(l)		655,330	591,716
Class E, 0.5395% 3/15/22 (f)(l)		3,607,157	3,184,860
Class F, 0.5895% 3/15/22 (f)(l)		2,235,922	1,929,440
Class G, 0.6395% 3/15/22 (f)(l)		537,549	453,115
Class H, 0.7895% 3/15/22 (f)(l)		655,330	539,289
Class J, 0.9395% 3/15/22 (f)(l)		655,330	522,906
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41		435,607	439,416
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	650,741
Series 2006-T22 Class AJ, 5.5391% 4/12/38 (l)		400,000	412,745
Series 2007-PW16 Class A4, 5.7154% 6/11/40 (l)		1,112,000	1,302,622
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 1999-C1:
Class G, 5.64% 2/14/31 (f)		$ 70,000	$ 70,698
Class I, 5.64% 2/14/31 (f)		201,950	147,898
Series 2003-T10 Class B, 4.84% 3/13/40		1,000,000	1,013,756
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,019,796
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (f)(l)(n)		20,026,973	163,518
Series 2006-T22:
Class A4, 5.5391% 4/12/38 (l)		237,000	270,990
Class B, 5.5391% 4/12/38 (f)(l)		200,000	190,597
Series 2006-T24 Class X2, 0.4455% 10/12/41 (f)(l)(n)		3,435,357	16,345
Series 2007-BBA8:
Class K, 1.4395% 3/15/22 (f)(l)		120,000	93,759
Class L, 2.1395% 3/15/22 (f)(l)		253,498	162,406
Series 2007-PW18 Class X2, 0.3156% 6/11/50 (f)(l)(n)		133,870,169	1,249,946
Series 2007-T28 Class X2, 0.1576% 9/11/42 (f)(l)(n)		72,025,455	383,031
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		317,973	319,563
C-BASS Trust floater Series 2006-SC1 Class A, 0.5055% 5/25/36 (f)(l)		703,227	608,997
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)		2,235,000	2,304,388
Class XCL, 1.331% 5/15/35 (f)(l)(n)		7,622,427	148,531
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5599% 12/15/47 (f)(l)		750,000	817,969
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	699,497
Series 1998-2 Class J, 6.39% 11/18/30 (f)		489,102	324,645
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (f)		144,820	148,352
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5693% 8/15/21 (f)(l)		117,397	116,223
Class H, 0.6093% 8/15/21 (f)(l)		433,548	413,642
Series 2007-FL3A Class A2, 0.3795% 4/15/22 (f)(l)		183,349	179,814
Series 2008-C7 Class A2B, 6.0731% 12/10/49 (l)		1,215,035	1,244,722
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49		14,623,000	16,485,532
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2007-CD4 Class A3, 5.293% 12/11/49		$ 1,852,000	$ 1,958,397
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(l)	CAD	138,000	108,262
Class G, 5.01% 5/15/44 (f)(l)	CAD	30,000	22,463
Class H, 5.01% 5/15/44 (f)(l)	CAD	20,000	12,251
Class J, 5.01% 5/15/44 (f)(l)	CAD	20,000	11,538
Class K, 5.01% 5/15/44 (f)(l)	CAD	10,000	4,937
Class L, 5.01% 5/15/44 (f)(l)	CAD	36,000	16,481
Class M, 5.01% 5/15/44 (f)(l)	CAD	165,000	70,149
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8108% 5/15/46 (l)		1,902,000	2,043,836
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	828,563
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0895% 4/15/17 (f)(l)		125,664	114,352
Series 2005-FL11:
Class B, 0.4895% 11/15/17 (f)(l)		135,349	131,196
Class C, 0.5395% 11/15/17 (f)(l)		1,168,561	1,109,332
Class D, 0.5795% 11/15/17 (f)(l)		60,771	56,475
Class E, 0.6295% 11/15/17 (f)(l)		216,043	198,612
Class F, 0.6895% 11/15/17 (f)(l)		149,679	136,106
Class G, 0.7395% 11/15/17 (f)(l)		103,750	92,267
Series 2006-FL12 Class AJ, 0.3695% 12/15/20 (f)(l)		4,060,000	3,705,651
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	547,037
Series 2004-RS1 Class A, 5.648% 3/3/41 (f)		529,570	533,541
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,531,007
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)		2,477,530	2,483,629
Class AJFX, 5.478% 2/5/19 (f)		5,750,000	5,757,832
Series 2001-J2A Class F, 6.9937% 7/16/34 (f)(l)		199,000	219,403
Series 2006-C8 Class XP, 0.4663% 12/10/46 (l)(n)		16,251,781	100,712
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (f)		27,517	27,820
Class G, 6.21% 7/15/31 (f)		554,000	558,875
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (f)(l)		110,362	113,128
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (f)		$ 550,000	$ 483,918
Series 1999-C2 Class G, 6% 11/17/32		302,000	232,104
Commercial Mortgage pass-thru certificates:
Series 2005 C6 Class B, 5.2423% 6/10/44 (l)		905,000	786,174
Series 2005-C6 Class AJ, 5.209% 6/10/44 (l)		1,260,000	1,271,156
Series 2011-STRT Class C, 4.755% 12/10/24 (f)		420,000	419,930
Series 2012-CR1:
Class C, 5.547% 5/15/45		350,000	355,950
Class D, 5.547% 5/15/45 (f)		440,000	354,076
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2 Class E, 5.02% 8/15/45 (f)(l)		600,000	469,595
Series 2012-LC4:
Class C, 5.8246% 12/10/44 (l)		260,000	271,228
Class D, 5.8246% 12/10/44 (f)(l)		870,000	739,361
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)		493,000	504,058
Class F, 4.867% 6/9/28 (f)		645,000	590,278
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)		3,630,108	3,662,728
Class A3, 5.542% 1/15/49 (l)		3,804,000	4,245,477
Series 2007-C3 Class A4, 5.6792% 6/15/39 (l)		28,438,000	31,393,931
Series 2006-C4 Class AAB, 5.439% 9/15/39		5,554,662	5,625,101
Series 2006-C5 Class ASP, 0.6643% 12/15/39 (l)(n)		11,245,165	91,738
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)		1,722,000	1,923,366
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5895% 4/15/22 (f)(l)		6,783,000	5,375,202
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.8395% 9/15/21 (f)(l)		254,456	176,847
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37		867,120	904,368
Series 1997-C2 Class F, 7.46% 1/17/35 (l)		774,152	781,079
Series 1998-C1:
Class F, 6% 5/17/40 (f)		2,147,309	2,275,360
Class H, 6% 5/17/40 (f)		90,317	7,967
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		1,156,000	1,243,191
Class G, 6.75% 11/15/30 (f)		180,000	198,196
Series 2001-CK6 Class AX, 0.9973% 8/15/36 (l)(n)		498,549	440
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2001-CKN5 Class AX, 1.7514% 9/15/34 (f)(l)(n)		$ 1,717,918	$ 2,153
Series 2003-C3 Class D, 4.131% 5/15/38		120,000	121,133
Series 2006-C1 Class A3, 5.4157% 2/15/39 (l)		6,794,301	6,954,837
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3895% 2/15/22 (f)(l)		721,000	675,010
Class C:
0.4095% 2/15/22 (f)(l)		1,864,711	1,727,120
0.5095% 2/15/22 (f)(l)		665,993	603,532
Class F, 0.5595% 2/15/22 (f)(l)		1,331,815	1,193,590
Class L, 2.1395% 2/15/22 (f)(l)		99,540	13,559
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		4,460,133	4,459,004
Series 2007-C1:
Class ASP, 0.3813% 2/15/40 (l)(n)		27,591,094	154,234
Class B, 5.487% 2/15/40 (f)(l)		2,907,000	370,942
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5568% 11/10/46 (f)(l)		500,000	519,158
Class E, 5.5568% 11/10/46 (f)(l)		770,000	709,311
Class F, 5.5568% 11/10/46 (f)(l)		1,120,000	909,696
Class XB, 0.2463% 11/10/46 (f)(l)(n)		20,920,000	368,589
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	409,190
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2123% 6/10/31 (f)(l)		891,000	911,890
Series 2000-CKP1 Class B3, 7.7593% 11/10/33 (l)		230,000	229,236
Extended Stay America Trust:
Series 2010-ESHA Class D, 5.4983% 11/5/27 (f)		3,190,000	3,236,422
Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (f)		320,000	323,791
FHMLC Multi-class participation certificates guaranteed:
Series K013 Class X3, 2.7898% 1/25/43 (l)(n)		820,000	136,489
Series KAIV Class X2, 3.6146% 6/25/46 (l)(n)		420,000	90,555
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)		240,599	240,665
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(l)		443,000	474,351
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (f)		589,000	612,622
Class E, 5.253% 5/5/27 (f)		411,000	424,249
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		$ 200,000	$ 237,214
Freddie Mac:
Series K011 Class X3, 2.5749% 12/25/43 (l)(n)		1,640,000	249,187
Series K012 Class X3, 2.2878% 1/25/41 (l)(n)		1,800,000	244,201
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (f)(l)		1,290,000	1,402,070
Series 2011-K10 Class B, 4.5974% 11/25/49 (f)(l)		240,000	251,129
Series 2011-K11 Class B, 4.4202% 12/25/48 (f)(l)		750,000	774,326
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		1,265,339	1,265,339
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,776,688
Series 2001-1 Class X1, 1.4912% 5/15/33 (f)(l)(n)		1,248,462	15,590
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)		24,682,498	80,021
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	214,268
Series 1997-C2 Class G, 6.75% 4/15/29 (l)		412,661	477,608
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		206,559	212,059
Series 1999-C2I Class K, 6.481% 9/15/33 (o)		385,000	261,199
Series 1999-C3:
Class J, 6.974% 8/15/36		226,000	224,384
Class K, 6.974% 8/15/36		427,000	177,556
Series 2000-C1 Class K, 7% 3/15/33		17,331	13,089
Series 2003-C3 Class H, 5.7108% 4/10/40 (f)(l)		170,000	151,798
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4343% 11/5/21 (f)(l)		715,000	678,210
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (f)		490,000	495,818
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,323,861	3,423,514
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	6,259,479
Series 2002-C1:
Class H, 5.903% 1/11/35 (f)		97,000	97,040
Class J, 6.306% 1/11/35 (f)		760,000	760,715
Series 2003-C2 Class J, 5.234% 1/5/36 (f)(l)		250,000	230,420
Series 2005-GG3 Class B, 4.894% 8/10/42 (l)		680,000	677,102
Series 2006-GG7 Class A3, 5.8738% 7/10/38 (l)		793,025	792,658
Series 2007-GG11 Class A1, 0.2519% 12/10/49 (f)(l)(n)		36,190,607	186,345
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6158% 6/6/20 (f)(l)		$ 431,608	$ 428,311
Class F, 0.6858% 6/6/20 (f)(l)		835,001	822,619
Class J, 1.9943% 6/6/20 (f)(l)		250,000	239,417
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (f)(l)		1,994,000	1,974,919
Class D, 2.2018% 3/6/20 (f)(l)		4,004,000	3,966,438
Class F, 2.6334% 3/6/20 (f)(l)		164,000	162,558
Class G, 2.7903% 3/6/20 (f)(l)		81,000	80,286
Class H, 3.3004% 3/6/20 (f)(l)		60,000	59,622
Class J, 4.0852% 3/6/20 (f)(l)		86,000	85,634
Class L, 5.4585% 3/6/20 (f)(l)		400,000	400,374
Series 1997-GL:
Class G, 7.5095% 7/13/30 (l)		776,590	858,686
Class H, 7.7995% 7/13/30 (f)(l)		230,000	241,661
Series 2006-GG6 Class A2, 5.506% 4/10/38		4,584,486	4,588,493
Series 2006-RR2:
Class M, 5.608% 6/23/46 (f)(l)		100,000	0
Class N, 5.608% 6/23/46 (f)(l)		57,153	0
Series 2010-C1:
Class D, 5.9937% 8/10/43 (f)(l)		290,000	303,433
Class E, 4% 8/10/43 (f)		1,240,000	921,569
Class X, 1.5537% 8/10/43 (f)(l)(n)		6,188,639	506,565
Series 2012-GCJ7:
Class C, 5.722% 5/10/45 (l)		630,000	652,764
Class D, 5.721% 5/10/45 (f)		970,000	837,961
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)		510,000	508,164
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		568,161	576,788
Series 2007-GG10 Class A2, 5.778% 8/10/45		6,372,369	6,456,950
Series 2010-C2:
Class D, 5.2282% 12/10/43 (f)(l)		720,000	692,227
Class XA, 0.684% 12/10/43 (f)(l)(n)		5,555,383	133,763
Series 2011-GC5 Class C, 5.3083% 8/10/44 (f)(l)		1,050,000	1,068,414
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0903% 9/10/22 (f)(l)		1,120,000	1,120,021
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(l)		$ 500,000	$ 506,169
Series 2002-C1 Class E, 6.135% 7/12/37 (f)		935,000	932,859
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (f)(l)		197,916	197,153
Class D, 5.192% 1/12/37		270,000	271,405
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (f)(l)		380,000	452,221
Class D, 7.4453% 12/5/27 (f)(l)		1,135,000	1,296,345
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	708,276
Series 2010-CNTR Class D, 6.1838% 8/5/32 (f)(l)		695,000	731,280
Series 2011-C4 Class E, 5.3892% 7/15/46 (f)(l)		370,000	309,154
Series 2012-CBX:
Class C, 5.1909% 6/16/45 (l)		250,000	251,530
Class D, 5.1909% 6/16/45 (f)(l)		690,000	639,727
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.3695% 11/15/18 (f)(l)		5,708,534	5,617,283
Class B, 0.4095% 11/15/18 (f)(l)		948,720	924,068
Class C, 0.4495% 11/15/18 (f)(l)		674,039	649,784
Class D, 0.4695% 11/15/18 (f)(l)		205,327	193,832
Class E, 0.5195% 11/15/18 (f)(l)		296,195	273,688
Class F, 0.5695% 11/15/18 (f)(l)		443,480	392,043
Class G, 0.5995% 11/15/18 (f)(l)		385,346	325,238
Class H, 0.7395% 11/15/18 (f)(l)		296,262	238,199
sequential payer:
Series 2006-CB14 Class A3B, 5.4914% 12/12/44 (l)		4,674,131	4,778,472
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)		606,418	636,987
Class A3, 5.336% 5/15/47		9,409,000	10,639,039
Series 2007-CB19 Class A4, 5.7337% 2/12/49 (l)		6,670,000	7,732,671
Series 2007-LD11:
Class A2, 5.7998% 6/15/49 (l)		4,171,749	4,296,539
Class A4, 5.8148% 6/15/49 (l)		10,000,000	11,376,520
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		2,786,077	2,808,491
Class A3, 5.42% 1/15/49		25,732,000	29,366,928
Series 2004-CBX Class D, 5.097% 1/12/37 (l)		170,000	113,252
Series 2004-LN2 Class D, 5.2226% 7/15/41 (l)		420,000	303,495
Series 2005-LDP3 Class A3, 4.959% 8/15/42		1,880,489	1,906,257
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2005-LDP5 Class AJ, 5.3162% 12/15/44 (l)		$ 360,000	$ 360,955
Series 2006-CB17 Class A3, 5.45% 12/12/43		498,856	500,260
Series 2007-CB19:
Class B, 5.7337% 2/12/49 (l)		165,000	54,450
Class C, 5.7337% 2/12/49 (l)		424,000	89,040
Class D, 5.7337% 2/12/49 (l)		447,000	91,635
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)		157,000	12,526
Class ES, 5.5652% 1/15/49 (f)(l)		983,000	44,553
Series 2010-C2:
Class D, 5.5284% 11/15/43 (f)(l)		645,000	624,537
Class XB, 0.6692% 11/15/43 (f)(l)(n)		3,600,000	151,591
Series 2011-C5 Class C, 5.3142% 8/15/46 (f)(l)		1,102,648	1,101,691
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8846% 7/15/44 (l)		21,615,000	25,412,021
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		529,881	550,074
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	151,481
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,220,000	1,262,147
Series 2005-C7:
Class AJ, 5.323% 11/15/40		1,210,000	1,251,527
Class AM, 5.263% 11/15/40 (l)		137,000	150,928
Series 2006-C1 Class A2, 5.084% 2/15/31		257,912	258,541
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)		366,108	366,389
Class AM, 5.413% 9/15/39		1,500,000	1,661,751
Series 2006-C7:
Class A2, 5.3% 11/15/38		1,105,410	1,124,711
Class A3, 5.347% 11/15/38		1,417,000	1,622,295
Class AM, 5.378% 11/15/38		160,000	163,884
Series 2007-C1:
Class A3, 5.398% 2/15/40		10,000,000	10,439,420
Class A4, 5.424% 2/15/40		5,434,000	6,247,470
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,502,684
Series 2007-C6 Class A2, 5.845% 7/15/40		4,810,110	4,923,023
Series 2003-C7 Class L, 5.1147% 7/15/37 (f)(l)		284,000	198,421
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(l)		225,000	205,940
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	279,950
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	701,178
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2005-C2 Class AJ, 5.205% 4/15/30 (l)		$ 740,000	$ 753,732
Series 2005-C7 Class C, 5.35% 11/15/40 (l)		866,000	809,801
Series 2006-C4:
Class AJ, 5.8892% 6/15/38 (l)		1,060,000	944,346
Class AM, 5.8892% 6/15/38 (l)		500,000	537,978
Series 2006-C6 Class XCP, 0.6747% 9/15/39 (l)(n)		8,109,240	55,800
Series 2007-C1 Class XCP, 0.4243% 2/15/40 (l)(n)		3,031,686	18,105
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)		2,376,000	2,776,221
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,394,250
Class XCP, 0.2615% 9/15/45 (l)(n)		122,130,871	799,591
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2006-LLFA:
Class D, 0.4695% 9/15/21 (f)(l)		608,683	578,249
Class E, 0.5295% 9/15/21 (f)(l)		2,196,145	2,031,434
Class F, 0.5795% 9/15/21 (f)(l)		1,143,094	1,028,785
Class G, 0.5995% 9/15/21 (f)(l)		2,258,211	1,975,935
Class H, 0.6395% 9/15/21 (f)(l)		582,579	489,366
Series 2007-LLFA Class E, 1.1395% 6/15/22 (f)(l)		760,000	643,874
Lstar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6036% 6/25/43 (f)(l)		310,000	290,142
Series 2011-1 Class B, 5.6036% 6/25/43 (f)(l)		540,000	554,640
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7794% 7/9/21 (f)(l)		17,970,000	16,863,839
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4086% 10/12/39 (f)(l)	CAD	320,000	295,602
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (l)		456,226	454,884
Series 1998-C3 Class E, 6.7948% 12/15/30 (l)		173,000	179,626
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3193% 1/12/44 (l)		220,000	228,932
Series 2004-MKB1 Class F, 5.6636% 2/12/42 (f)(l)		180,000	174,507
Series 2005-LC1 Class F, 5.3733% 1/12/44 (f)(l)		1,655,000	1,087,734
Series 2006-C1:
Class A2, 5.6141% 5/12/39 (l)		1,683,099	1,721,465
Class AJ, 5.6591% 5/12/39 (l)		530,000	483,136
Class AM, 5.6591% 5/12/39 (l)		100,000	109,623
Series 2007-C1 Class A4, 5.8461% 6/12/50 (l)		7,199,517	8,123,748
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,759,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3688% 12/12/49 (l)		$ 191,459	$ 191,617
sequential payer:
Series 2006-1 Class A3, 5.4796% 2/12/39 (l)		2,017,626	2,016,039
Series 2006-4:
Class A2, 5.112% 12/12/49 (l)		232,039	232,850
Class ASB, 5.133% 12/12/49 (l)		1,392,444	1,464,541
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,574,635
Class A4, 5.378% 8/12/48		10,206,000	11,295,082
Class B, 5.479% 8/12/48		5,706,000	1,401,097
Series 2007-6 Class A4, 5.485% 3/12/51 (l)		14,650,000	16,305,758
Series 2007-7 Class A4, 5.7386% 6/12/50 (l)		6,656,000	7,277,890
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)		6,539,113	6,739,452
Series 2006-4 Class XP, 0.617% 12/12/49 (l)(n)		26,909,688	371,192
Series 2007-6 Class B, 5.635% 3/12/51 (l)		1,902,000	475,580
Series 2007-7 Class B, 5.7386% 6/12/50 (l)		166,000	11,454
Series 2007-8 Class A3, 5.9634% 8/12/49 (l)		1,640,000	1,870,910
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		645,951	558,748
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		578,964	440,013
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.44% 7/15/19 (f)(l)		357,716	225,361
Class H, 0.62% 7/15/19 (f)(l)		96,679	93,779
Class J, 0.67% 7/15/19 (f)(l)		354,000	304,440
Series 2007-XLFA:
Class C, 0.4% 10/15/20 (f)(l)		1,092,000	988,260
Class D, 0.43% 10/15/20 (f)(l)		667,354	590,608
Class E, 0.49% 10/15/20 (f)(l)		834,661	709,462
Class F, 0.54% 10/15/20 (f)(l)		500,899	415,746
Class G, 0.58% 10/15/20 (f)(l)		619,188	481,419
Class H, 0.67% 10/15/20 (f)(l)		389,758	253,343
Class J, 0.82% 10/15/20 (f)(l)		228,006	91,203
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)		260,000	213,808
Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		196,263	196,509
Series 2005-IQ9 Class A3, 4.54% 7/15/56		1,799,686	1,821,880
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	667,110
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)		964,000	1,014,605
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A4, 5.364% 3/15/44		$ 10,000,000	$ 11,352,180
Series 1997-RR Class F, 7.3497% 4/30/39 (f)(l)		99,659	91,686
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		206,135	146,261
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	173,824
Class O, 5.91% 11/15/31 (f)		197,950	48,661
Series 2004-IQ7 Class E, 5.3977% 6/15/38 (f)(l)		120,000	82,656
Series 2004-RR2 Class C, 5.88% 10/28/33 (f)(l)		280,000	224,700
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,552,494
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (l)		1,000,000	1,026,623
Series 2006-HQ10 Class X2, 0.4951% 11/12/41 (f)(l)(n)		8,839,476	8,689
Series 2006-IQ11:
Class A3, 5.6877% 10/15/42 (l)		584,536	593,681
Class A4, 5.7237% 10/15/42 (l)		570,000	646,631
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	766,054
Series 2006-T23 Class A3, 5.809% 8/12/41 (l)		972,000	1,009,384
Series 2007-HQ12 Class A2, 5.5967% 4/12/49 (l)		10,845,911	11,229,900
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)		2,852,000	3,218,485
Class B, 5.7187% 4/15/49 (l)		469,000	139,532
Series 2011-C1:
Class C, 5.2544% 9/15/47 (f)(l)		470,000	493,168
Class D, 5.2544% 9/15/47 (f)(l)		1,170,000	1,119,456
Class E, 5.2544% 9/15/47 (f)(l)		573,100	498,523
Series 2011-C2:
Class D, 5.3177% 6/15/44 (f)(l)		580,000	557,323
Class E, 5.3177% 6/15/44 (f)(l)		600,000	517,982
Class F, 5.3177% 6/15/44 (f)(l)		550,000	435,600
Class XB, 0.4646% 6/15/44 (f)(l)(n)		9,001,008	291,102
Series 2011-C3:
Class C, 5.3572% 7/15/49 (f)(l)		1,000,000	1,030,817
Class D, 5.357% 7/15/49 (f)		1,130,000	1,067,554
Class E, 5.1844% 7/15/49 (f)(l)		400,000	342,753
Series 2012-C4 Class D, 5.5266% 3/15/45 (f)(l)		330,000	315,613
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9131% 2/23/34 (l)		466,000	516,143
Series 2001-TOP3 Class E, 7.3419% 7/15/33 (f)(l)		150,000	131,295
Series 2003-TOP9 Class E, 5.6506% 11/13/36 (f)(l)		78,000	77,209
NationsLink Funding Corp.:
Series 1998-2:
Class F, 7.105% 8/20/30 (f)		335,806	343,283
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
NationsLink Funding Corp.: - continued
Series 1998-2:
Class G, 5% 8/20/30 (f)		$ 361,875	$ 369,593
Class J, 5% 8/20/30 (f)		195,000	189,156
Series 1999-SL Class X, 11/10/30 (l)(n)		54,667	54,530
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (f)		1,050,000	1,064,494
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		800,135	976,164
RBSCF Trust Series 2010-MB1 Class D, 4.6764% 4/15/24 (f)(l)		1,200,000	1,228,592
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	91,327
Class G, 4.456% 9/12/38 (f)	CAD	54,000	44,312
Class H, 4.456% 9/12/38 (f)	CAD	36,000	27,864
Class J, 4.456% 9/12/38 (f)	CAD	36,000	26,206
Class K, 4.456% 9/12/38 (f)	CAD	18,000	11,588
Class L, 4.456% 9/12/38 (f)	CAD	26,000	15,647
Class M, 4.456% 9/12/38 (f)	CAD	128,859	36,602
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	98,042
Class G, 4.57% 4/12/23	CAD	42,000	31,446
Class H, 4.57% 4/12/23	CAD	42,000	30,268
Class J, 4.57% 4/12/23	CAD	42,000	29,142
Class K, 4.57% 4/12/23	CAD	21,000	14,034
Class L, 4.57% 4/12/23	CAD	63,000	40,560
Class M, 4.57% 4/12/23	CAD	185,000	56,927
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (f)(l)		200,000	205,241
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.6163% 8/15/39 (l)		170,000	179,621
Series 2007-C4 Class F, 5.6163% 8/15/39 (l)		820,000	572,653
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	279,150
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.8145% 7/15/24 (f)(l)		110,000	82,318
Class G, 0.8145% 7/15/24 (f)(l)		200,000	138,669
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (f)(l)		284,000	326,943
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	211,056
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.518% 9/15/21 (f)(l)		$ 1,770,598	$ 1,522,435
Class F, 0.578% 9/15/21 (f)(l)		1,877,987	1,539,653
Class G, 0.598% 9/15/21 (f)(l)		1,779,101	1,387,418
Class J, 0.838% 9/15/21 (f)(l)		395,545	260,997
Series 2007-WHL8:
Class F, 0.7195% 6/15/20 (f)(l)		4,565,501	3,360,761
Class LXR1, 0.9395% 6/15/20 (f)(l)		233,916	202,759
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)		1,156,472	1,164,298
Series 2003-C8 Class A3, 4.445% 11/15/35		6,584,138	6,672,682
Series 2006-C29 Class A3, 5.313% 11/15/48		5,051,000	5,289,665
Series 2007-C30:
Class A3, 5.246% 12/15/43		606,163	612,585
Class A4, 5.305% 12/15/43		8,604,000	9,250,720
Class A5, 5.342% 12/15/43		13,536,000	14,983,229
Series 2007-C31 Class A4, 5.509% 4/15/47		13,599,000	15,413,827
Series 2007-C32 Class A3, 5.7418% 6/15/49 (l)		19,449,000	22,081,714
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(l)		903,000	901,490
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	348,327
Series 2004-C11:
Class D, 5.3844% 1/15/41 (l)		360,000	336,202
Class E, 5.4344% 1/15/41 (l)		327,000	284,921
Series 2004-C12 Class D, 5.3109% 7/15/41 (l)		280,000	282,252
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	272,820
Class C, 5.21% 8/15/41		170,000	175,309
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (f)(l)		500,000	489,822
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,756,855
Series 2005-C22:
Class B, 5.3564% 12/15/44 (l)		4,218,000	2,920,796
Class F, 5.3564% 12/15/44 (f)(l)		3,171,000	620,882
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)		7,870,000	8,868,994
Series 2007-C30:
Class B, 5.463% 12/15/43 (l)		10,505,000	4,292,164
Class C, 5.483% 12/15/43 (l)		5,706,000	1,606,085
Class D, 5.513% 12/15/43 (l)		3,044,000	616,997
Class XP, 0.4723% 12/15/43 (f)(l)(n)		16,461,529	119,692
Series 2007-C31 Class C, 5.6821% 4/15/47 (l)		522,000	117,779
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32:
Class D, 5.7418% 6/15/49 (l)		$ 1,431,000	$ 386,081
Class E, 5.7418% 6/15/49 (l)		2,252,000	531,808
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.9003% 2/15/51 (l)		19,259,000	22,366,093
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.578% 11/15/43 (f)(l)(n)		20,614,217	740,009
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		360,000	373,318
Class D, 5.549% 3/15/44 (f)(l)		230,000	207,308
Series 2011-C4 Class E, 5.4179% 6/15/44 (f)		320,000	271,684
Series 2011-C5:
Class C, 5.6367% 11/15/44 (f)(l)		260,000	279,416
Class D, 5.6367% 11/15/44 (f)(l)		200,000	192,239
Class XA, 2.0805% 11/15/44 (f)(l)(n)		5,202,109	625,975
Series 2012-C6 Class D, 5.5639% 4/15/45 (f)(l)		540,000	458,403
Series 2012-C7:
Class C, 5.0065% 6/15/45 (l)		1,270,000	1,274,258
Class E, 4.8512% 6/15/45 (f)		890,000	689,095
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (f)		1,500,000	1,553,777
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $636,396,675)			750,760,023
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)		3,300,000	3,425,565
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,090,000	2,713,489
7.3% 10/1/39		2,150,000	2,774,726
7.5% 4/1/34		14,555,000	18,963,273
7.55% 4/1/39		11,090,000	14,848,401
7.6% 11/1/40		12,145,000	16,460,847
7.625% 3/1/40		4,600,000	6,187,230
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		6,825,000	7,256,681
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
6.725% 4/1/35		$ 3,975,000	$ 4,463,329
7.35% 7/1/35		3,210,000	3,813,737
Series 2011, 5.877% 3/1/19		2,640,000	2,951,546
5.1% 6/1/33		11,090,000	10,723,032
TOTAL MUNICIPAL SECURITIES (Cost $89,794,592)			94,581,856
Foreign Government and Government Agency Obligations - 1.7%

Arab Republic of Egypt 6.875% 4/30/40 (f)		700,000	675,500
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,581,067	3,126,578
2.5% 12/31/38 (e)		4,605,000	1,508,138
7% 9/12/13		8,690,000	8,274,087
7% 10/3/15		6,305,000	5,305,307
Bahamian Republic 6.95% 11/20/29 (f)		855,000	1,000,350
Belarus Republic:
8.75% 8/3/15 (Reg. S)		3,910,000	3,831,800
8.95% 1/26/18		2,110,000	1,993,950
Bermuda Government 4.138% 1/3/23 (f)		670,000	708,525
Brazilian Federative Republic:
7.125% 1/20/37		1,215,000	1,854,455
8.25% 1/20/34		855,000	1,418,274
10.125% 5/15/27		1,580,000	2,804,500
12.25% 3/6/30		775,000	1,573,250
City of Buenos Aires 12.5% 4/6/15 (f)		3,105,000	2,949,750
Colombian Republic:
4.375% 7/12/21		870,000	1,009,200
6.125% 1/18/41		1,585,000	2,159,563
7.375% 9/18/37		2,130,000	3,290,850
10.375% 1/28/33		2,040,000	3,743,400
11.75% 2/25/20		1,050,000	1,714,125
Congo Republic 3% 6/30/29 (e)		2,869,000	2,266,510
Croatia Republic:
6.25% 4/27/17 (f)		2,985,000	3,145,593
6.375% 3/24/21 (f)		2,250,000	2,359,575
6.625% 7/14/20 (f)		1,970,000	2,105,536
6.75% 11/5/19 (f)		2,550,000	2,754,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		$ 675,000	$ 691,875
6.25% 10/4/20 (f)		2,360,000	2,478,000
6.25% 7/27/21 (f)		1,610,000	1,686,475
7.4% 1/22/15 (f)		1,635,000	1,757,625
Dominican Republic:
1.2754% 8/30/24 (l)		1,350,000	1,242,000
7.5% 5/6/21 (f)		2,580,000	2,921,850
9.04% 1/23/18 (f)		1,185,880	1,337,080
El Salvador Republic:
7.625% 2/1/41 (f)		525,000	592,725
7.65% 6/15/35 (Reg. S)		1,165,000	1,304,800
7.75% 1/24/23 (Reg. S)		544,000	628,320
8.25% 4/10/32 (Reg. S)		575,000	681,375
Gabonese Republic 8.2% 12/12/17 (f)		1,035,000	1,242,000
Georgia Republic 6.875% 4/12/21 (f)		1,820,000	2,042,950
Ghana Republic 8.5% 10/4/17 (f)		1,625,000	1,880,938
Guatemalan Republic 5.75% 6/6/22 (f)		1,135,000	1,265,525
Hungarian Republic:
4.75% 2/3/15		7,095,000	7,148,213
7.625% 3/29/41		2,920,000	3,204,700
Indonesian Republic:
4.875% 5/5/21 (f)		1,460,000	1,629,652
5.25% 1/17/42 (f)		1,375,000	1,529,688
5.875% 3/13/20 (f)		1,660,000	1,956,808
6.625% 2/17/37 (f)		1,100,000	1,421,750
6.875% 1/17/18 (f)		1,105,000	1,334,288
7.75% 1/17/38 (f)		1,925,000	2,796,063
8.5% 10/12/35 (Reg. S)		1,685,000	2,594,900
11.625% 3/4/19 (f)		1,720,000	2,592,900
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		3,710,000	3,283,350
Ivory Coast 3.75% 12/31/32 (c)(e)		750,000	611,250
Jordanian Kingdom 3.875% 11/12/15		820,000	797,450
Latvian Republic:
5.25% 2/22/17 (f)		1,335,000	1,441,800
5.25% 6/16/21 (f)		625,000	678,125
Lebanese Republic:
4% 12/31/17		3,979,250	3,839,976
4.75% 11/2/16		600,000	588,000
5.15% 11/12/18		550,000	537,625
Lithuanian Republic:
6.125% 3/9/21 (f)		1,985,000	2,277,192
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic: - continued
6.625% 2/1/22 (f)		$ 1,940,000	$ 2,309,958
7.375% 2/11/20 (f)		2,655,000	3,235,781
Peruvian Republic:
3% 3/7/27 (e)		1,360,000	1,360,000
5.625% 11/18/50		1,620,000	2,087,856
7.35% 7/21/25		1,550,000	2,251,375
8.75% 11/21/33		2,865,000	4,934,963
Philippine Republic:
7.5% 9/25/24		290,000	406,000
7.75% 1/14/31		1,430,000	2,152,150
9.5% 2/2/30		1,780,000	3,032,764
9.875% 1/15/19		640,000	916,800
10.625% 3/16/25		1,320,000	2,263,800
Polish Government:
3.875% 7/16/15		840,000	901,950
5% 3/23/22		1,805,000	2,078,006
6.375% 7/15/19		2,200,000	2,706,000
Provincia de Cordoba 12.375% 8/17/17 (f)		2,110,000	1,529,750
Republic of Iceland 5.875% 5/11/22 (f)		1,630,000	1,707,425
Republic of Iraq 5.8% 1/15/28 (Reg. S)		5,250,000	4,711,875
Republic of Namibia 5.5% 11/3/21 (f)		1,340,000	1,470,382
Republic of Nigeria 6.75% 1/28/21 (f)		1,355,000	1,524,375
Republic of Senegal 8.75% 5/13/21 (f)		700,000	804,125
Republic of Serbia 6.75% 11/1/24 (f)		7,266,667	7,012,334
Romanian Republic 6.75% 2/7/22 (f)		2,872,000	3,108,940
Russian Federation:
3.25% 4/4/17 (f)		600,000	626,220
4.5% 4/4/22 (f)		1,000,000	1,108,700
5.625% 4/4/42 (f)		1,000,000	1,178,800
7.5% 3/31/30 (Reg. S)		5,688,935	7,103,773
11% 7/24/18 (Reg. S)		385,000	556,325
12.75% 6/24/28 (Reg. S)		2,595,000	4,959,564
Slovakia Republic 4.375% 5/21/22 (f)		1,990,000	2,059,650
State of Qatar 5.75% 1/20/42 (f)		945,000	1,176,525
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		355,000	378,395
Turkish Republic:
5.125% 3/25/22		735,000	826,875
5.625% 3/30/21		815,000	947,438
6% 1/14/41		1,220,000	1,444,236
6.25% 9/26/22		680,000	825,316
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
6.75% 4/3/18		$ 1,395,000	$ 1,677,488
6.75% 5/30/40		805,000	1,038,450
6.875% 3/17/36		2,330,000	3,005,700
7% 9/26/16		1,360,000	1,591,200
7% 3/11/19		335,000	412,888
7.25% 3/15/15		1,080,000	1,206,900
7.25% 3/5/38		1,250,000	1,693,750
7.375% 2/5/25		2,430,000	3,192,534
7.5% 7/14/17		1,285,000	1,564,488
7.5% 11/7/19		745,000	948,981
8% 2/14/34		490,000	702,562
11.875% 1/15/30		960,000	1,819,200
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		1,690,000	1,499,875
Ukraine Government:
6.25% 6/17/16 (f)		1,680,000	1,543,416
6.75% 11/14/17 (f)		1,070,000	974,984
7.65% 6/11/13 (f)		3,240,000	3,243,888
7.75% 9/23/20 (f)		1,430,000	1,340,625
7.95% 2/23/21 (f)		1,425,000	1,343,063
9.25% 7/24/17 (f)		1,470,000	1,488,375
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	637,650
United Mexican States:
4.75% 3/8/44		658,000	738,605
5.75% 10/12/10		516,000	621,780
6.05% 1/11/40		1,236,000	1,653,150
6.75% 9/27/34		1,020,000	1,443,300
7.5% 4/8/33		425,000	647,063
8.3% 8/15/31		420,000	678,300
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		2,595,000	4,022,251
8% 11/18/22		1,620,903	2,334,100
Venezuelan Republic:
6% 12/9/20		620,000	457,250
7% 3/31/38		625,000	435,938
7.75% 10/13/19 (Reg. S)		700,000	593,250
8.5% 10/8/14		735,000	735,000
9% 5/7/23 (Reg. S)		2,215,000	1,893,825
9.25% 9/15/27		1,210,000	1,061,775
9.25% 5/7/28 (Reg. S)		790,000	669,525
9.375% 1/13/34		885,000	752,250
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic: - continued
10.75% 9/19/13		$ 1,105,000	$ 1,143,675
11.75% 10/21/26 (Reg. S)		1,410,000	1,385,325
11.95% 8/5/31 (Reg. S)		1,890,000	1,871,100
12.75% 8/23/22		4,070,000	4,263,325
13.625% 8/15/18		848,000	905,240
Vietnamese Socialist Republic:
1.563% 3/12/16 (l)		1,026,087	933,739
4% 3/12/28 (e)		4,595,000	3,721,950
6.875% 1/15/16 (f)		1,955,000	2,082,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,311,809)			265,258,318
Common Stocks - 0.0%
	Shares
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (f) (Cost $1,258,919)	1	863,100
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	80,100	2,859,570
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	240,188
TOTAL CONVERTIBLE PREFERRED STOCKS		3,099,758
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	401,850
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Annaly Capital Management, Inc. Series C, 7.625%	27,600	$ 712,080
CBL & Associates Properties, Inc. 7.375%	7,720	197,632
Cedar Shopping Centers, Inc. 8.875%	4,719	119,815
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,000
Series L, 7.375% (a)	12,221	314,691
Digital Realty Trust, Inc. Series E, 7.00%	10,000	276,400
Equity Lifestyle Properties, Inc. 8.034%	22,162	565,131
Essex Property Trust, Inc. Series H, 7.125%	9,354	249,658
First Potomac Realty Trust 7.75%	15,000	384,000
Hersha Hospitality Trust Series B, 8.00%	13,844	362,159
Hospitality Properties Trust Series D, 7.125%	10,000	273,400
LaSalle Hotel Properties Series H, 7.50%	10,000	270,600
PS Business Parks, Inc.:
6.875%	10,000	272,000
Series S, 6.45%	21,000	572,250
Public Storage:
Series P, 6.50%	12,000	335,160
Series R, 6.35%	10,500	289,800
Series S, 5.90%	20,000	534,200
Realty Income Corp. Series F, 6.625%	12,000	326,400
Regency Centers Corp. Series 6, 6.625%	5,510	148,770
Stag Industrial, Inc. Series A, 9.00%	20,000	544,000
Taubman Centers, Inc. Series J, 6.50%	11,338	286,398
		7,563,394
TOTAL PREFERRED STOCKS (Cost $11,143,785)		10,663,152
Floating Rate Loans - 0.4%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (l)	$ 3,334,205	3,188,333
Tranche C, term loan 2.1775% 12/27/15 (l)	2,094,302	2,002,677
		5,191,010
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (l)	$ 2,776,950	$ 2,825,547
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (l)	2,015,623	1,945,076
Hotels, Restaurants & Leisure - 0.0%
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,010,000
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (l)	1,910,213	1,929,315
		2,939,315
Media - 0.1%
Harron Communications LP Tranche B, term loan 5.5% 10/6/17 (l)	1,868,088	1,872,758
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,509,557
Univision Communications, Inc. term loan 4.4815% 3/31/17 (l)	3,975,109	3,845,918
UPC Broadband Holding BV Tranche AB, term loan 4.75% 12/31/17 (l)	1,250,000	1,250,000
		10,478,233
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (l)	1,680,000	1,677,900
Specialty Retail - 0.0%
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (l)	338,100	337,677
TOTAL CONSUMER DISCRETIONARY		25,394,758
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (l)	635,000	635,000
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (l)	1,227,555	1,249,037
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (l)	1,855,000	1,834,131
		3,718,168
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (l)	1,615,000	1,629,212
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Insurance - 0.1%
Asurion Corp.:
Tranche 1st LN, term loan 5.5% 5/24/18 (l)	$ 2,262,386	$ 2,268,042
Tranche 2nd LN, term loan 9% 5/24/19 (l)	1,451,274	1,498,440
Tranche B-1 1LN, term loan 4.75% 7/23/17 (l)	790,000	789,052
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	1,925,000	2,045,313
		6,600,847
Real Estate Management & Development - 0.0%
Capital Automotive LP term loan 5.25% 3/11/17 (l)	601,874	603,378
CityCenter term loan 8.75% 7/1/13 (l)	521,219	518,613
EOP Operating LP term loan 1.995% 2/5/13 (l)	1,000,000	955,000
		2,076,991
TOTAL FINANCIALS		10,307,050
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (l)	2,221,533	2,221,533
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (l)	2,767,050	2,773,968
US Airways Group, Inc. term loan 2.7355% 3/23/14 (l)	3,710,765	3,608,719
		6,382,687
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (l)	539,420	513,797
Machinery - 0.0%
Colfax Corp. Tranche B, term loan 4.5% 9/12/18 (l)	2,517,350	2,526,790
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (l)	2,213,883	2,219,418
		4,746,208
TOTAL INDUSTRIALS		11,642,692
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. term loan 4.2365% 3/24/18 (l)	865,000	817,425
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - 0.0%
Chemicals - 0.0%
Ascend Performance Materials Operation LLC Tranche B, term loan 6.75% 4/10/18 (l)	$ 2,214,450	$ 2,197,842
Kronos Worldwide, Inc. term loan 5.75% 6/13/18 (l)	755,000	758,775
		2,956,617
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (l)	2,098,329	2,106,198
TOTAL MATERIALS		5,062,815
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA term loan 3.2385% 2/1/14 (l)	2,425,000	2,388,625
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (l)	370,313	371,238
TOTAL FLOATING RATE LOANS (Cost $59,759,429)		61,924,304
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (l)	1,456,912	1,362,213
Goldman Sachs 1.25% 12/14/19 (l)	1,248,611	1,167,451
1.25% 12/14/19 (l)	96,321	90,061
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,412,661)		2,619,725
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,423,361)	2,243,000	2,686,569
Fixed-Income Funds - 24.9%
	Shares	Value
Fidelity Floating Rate Central Fund (m)	4,393,033	$ 455,557,522
Fidelity Mortgage Backed Securities Central Fund (m)	30,634,460	3,365,808,163
TOTAL FIXED-INCOME FUNDS (Cost $3,546,975,871)		3,821,365,685
Preferred Securities - 0.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,380,000	1,493,571
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,980,000	2,026,164
TOTAL PREFERRED SECURITIES (Cost $3,341,958)		3,519,735
Money Market Funds - 7.3%
	Shares
Fidelity Cash Central Fund, 0.17% (b) (Cost $1,115,016,542)	1,115,016,542	1,115,016,542
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $14,819,991,219)		15,818,587,481
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(441,403,972)
NET ASSETS - 100%		$ 15,377,183,509
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3% 9/1/42	$ (35,400,000)	$ (36,733,511)
3% 9/1/42	(7,100,000)	(7,367,456)
3% 9/1/42	(35,400,000)	(36,733,511)
3% 9/1/42	(3,400,000)	(3,528,077)
3.5% 9/1/42	(49,100,000)	(52,061,339)
3.5% 9/1/42	(14,300,000)	(15,162,467)
TOTAL FANNIE MAE		(151,586,361)
Ginnie Mae
3.5% 9/1/42	(28,700,000)	(31,067,753)
3.5% 9/1/42	(14,300,000)	(15,479,751)
TOTAL GINNIE MAE		(46,547,504)
TOTAL TBA SALE COMMITMENTS (Proceeds $196,996,281)		$ (198,133,865)
Swap Agreements
	Expiration Date	Notional Amount (k)	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.545% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (j)

	August 2034	$ 22,946	$ (16,004)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (j)	Sept. 2034	22,651	(19,174)
		$ 45,597	$ (35,178)
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $976,637,203 or 6.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $125,582.

(j) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference. The underlying reference may be a single-name issuer or a traded credit index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. For swaps on a trade credit index, ratings represent a weighted average of the ratings of all securities included in the index. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(k) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $703,384 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 441,634
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,028,589
Fidelity Floating Rate Central Fund	27,332,268
Fidelity Mortgage Backed Securities Central Fund	83,919,819
Total	$ 112,280,676
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 389,816,805	$ 176,951,631	$ 149,887,472	$ 455,557,522	31.1%
Fidelity Mortgage Backed Securities Central Fund	2,813,030,905	804,295,424	299,862,393	3,365,808,163	21.5%
Total	$ 3,202,847,710	$ 981,247,055	$ 449,749,865	$ 3,821,365,685
Other Information

The following is a summary of the inputs used, as of August 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,859,570	$ 2,859,570	$ -	$ -
Financials	7,803,582	7,563,394	240,188	-
Telecommunication Services	863,100	-	-	863,100
Corporate Bonds	3,375,498,349	-	3,375,109,413	388,936
U.S. Government and Government Agency Obligations	4,036,561,713	-	4,036,561,713	-
U.S. Government Agency - Mortgage Securities	1,953,947,679	-	1,953,947,679	-
Asset-Backed Securities	255,521,074	-	240,434,313	15,086,761
Collateralized Mortgage Obligations	67,799,657	-	63,920,356	3,879,301
Commercial Mortgage Securities	750,760,023	-	702,337,564	48,422,459
Municipal Securities	94,581,856	-	94,581,856	-
Foreign Government and Government Agency Obligations	265,258,318	-	263,898,318	1,360,000
Floating Rate Loans	61,924,304	-	59,440,691	2,483,613
Sovereign Loan Participations	2,619,725	-	-	2,619,725
Bank Notes	2,686,569	-	2,686,569	-
Fixed-Income Funds	3,821,365,685	3,821,365,685	-	-
Preferred Securities	3,519,735	-	3,519,735	-
Money Market Funds	1,115,016,542	1,115,016,542	-	-
Total Investments in Securities:	$ 15,818,587,481	$ 4,946,805,191	$ 10,796,678,395	$ 75,103,895
Derivative Instruments:
Liabilities
Swap Agreements	$ (35,178)	$ -	$ -	$ (35,178)
Other Financial Instruments:
TBA Sale Commitments	$ (198,133,865)	$ -	$ (198,133,865)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (35,178)
Total Value of Derivatives	$ -	$ (35,178)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,157,998,806)	$ 10,882,205,254
Fidelity Central Funds (cost $4,661,992,413)	4,936,382,227
Total Investments (cost $14,819,991,219)		$ 15,818,587,481
Cash		571,379
Receivable for investments sold, regular delivery		115,454,778
Receivable for TBA sale commitments		196,996,281
Receivable for swap agreements		106
Receivable for fund shares sold		18,856,046
Dividends receivable		62,370
Interest receivable		74,930,906
Distributions receivable from Fidelity Central Funds		139,940
Other receivables		95,922
Total assets		16,225,695,209

Liabilities
Payable for investments purchased Regular delivery	$ 14,517,077
Delayed delivery	618,268,722
TBA sale commitments, at value	198,133,865
Payable for fund shares redeemed	9,593,091
Distributions payable	1,926,056
Swap agreements, at value	35,178
Accrued management fee	3,985,407
Distribution and service plan fees payable	229,057
Other affiliated payables	1,766,172
Other payables and accrued expenses	57,075
Total liabilities		848,511,700

Net Assets		$ 15,377,183,509
Net Assets consist of:
Paid in capital		$ 14,212,944,685
Undistributed net investment income		32,646,990
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,168,332
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		997,423,502
Net Assets		$ 15,377,183,509

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($643,995,366 ÷ 57,044,644 shares)	$ 11.29

Maximum offering price per share (100/96.00 of $11.29)	$ 11.76
Class T: Net Asset Value and redemption price per share ($59,895,741 ÷ 5,311,547 shares)	$ 11.28

Maximum offering price per share (100/96.00 of $11.28)	$ 11.75
Class B: Net Asset Value and offering price per share ($11,514,615 ÷ 1,019,683 shares)A	$ 11.29

Class C: Net Asset Value and offering price per share ($102,385,485 ÷ 9,069,960 shares)A	$ 11.29

Total Bond: Net Asset Value, offering price and redemption price per share ($13,963,154,200 ÷ 1,237,021,873 shares)	$ 11.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($596,238,102 ÷ 52,893,959 shares)	$ 11.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2012

Investment Income
Dividends		$ 919,089
Interest		423,424,551
Income from Fidelity Central Funds		112,280,676
Total income		536,624,316

Expenses
Management fee	$ 45,374,634
Transfer agent fees	16,126,049
Distribution and service plan fees	3,681,304
Fund wide operations fee	4,829,454
Independent trustees' compensation	50,079
Miscellaneous	39,944
Total expenses before reductions	70,101,464
Expense reductions	(1,816)	70,099,648
Net investment income (loss)		466,524,668
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	399,069,499
Fidelity Central Funds	14,026,841
Foreign currency transactions	369
Swap agreements	(9,731,571)
Total net realized gain (loss)		403,365,138
Change in net unrealized appreciation (depreciation) on: Investment securities	162,512,850
Assets and liabilities in foreign currencies	37
Swap agreements	9,513,484
Delayed delivery commitments	(3,080,519)
Total change in net unrealized appreciation (depreciation)		168,945,852
Net gain (loss)		572,310,990
Net increase (decrease) in net assets resulting from operations		$ 1,038,835,658

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2012	Year ended August 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 466,524,668	$ 503,424,089
Net realized gain (loss)	403,365,138	279,450,476
Change in net unrealized appreciation (depreciation)	168,945,852	(49,093,458)
Net increase (decrease) in net assets resulting from operations	1,038,835,658	733,781,107
Distributions to shareholders from net investment income	(476,613,394)	(485,397,438)
Distributions to shareholders from net realized gain	(215,970,794)	(244,516,243)
Total distributions	(692,584,188)	(729,913,681)
Share transactions - net increase (decrease)	1,722,265,752	417,450,284
Total increase (decrease) in net assets	2,068,517,222	421,317,710

Net Assets
Beginning of period	13,308,666,287	12,887,348,577
End of period (including undistributed net investment income of $32,646,990 and undistributed net investment income of $76,238,459, respectively)	$ 15,377,183,509	$ 13,308,666,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.322	.381	.428	.494	.488
Net realized and unrealized gain (loss)	.438	.187	.778	.231	(.189)
Total from investment operations	.760	.568	1.206	.725	.299
Distributions from net investment income	(.335)	(.367)	(.402)	(.447)	(.474)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.510)	(.578)	(.436)	(.515)	(.499)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	7.11%	5.35%	11.97%	7.79%	2.93%
Ratios to Average Net Assets D,F
Expenses before reductions	.82%	.83%	.82%	.80%	.80%
Expenses net of fee waivers, if any	.82%	.83%	.82%	.80%	.80%
Expenses net of all reductions	.82%	.83%	.82%	.80%	.80%
Net investment income (loss)	2.92%	3.50%	4.00%	5.17%	4.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 643,995	$ 1,225,165	$ 805,816	$ 107,998	$ 80,755
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 11.04	$ 10.27	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) C	.328	.386	.426	.488	.489
Net realized and unrealized gain (loss)	.433	.186	.778	.233	(.191)
Total from investment operations	.761	.572	1.204	.721	.298
Distributions from net investment income	(.336)	(.371)	(.400)	(.443)	(.473)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.511)	(.582)	(.434)	(.511)	(.498)
Net asset value, end of period	$ 11.28	$ 11.03	$ 11.04	$ 10.27	$ 10.06
Total Return A,B	7.14%	5.39%	11.97%	7.74%	2.92%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.80%	.82%	.85%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.82%	.85%	.81%
Expenses net of all reductions	.77%	.80%	.82%	.85%	.80%
Net investment income (loss)	2.97%	3.54%	4.01%	5.12%	4.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,896	$ 60,500	$ 71,349	$ 48,090	$ 38,574
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.06	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.247	.307	.351	.423	.413
Net realized and unrealized gain (loss)	.434	.177	.787	.233	(.190)
Total from investment operations	.681	.484	1.138	.656	.223
Distributions from net investment income	(.256)	(.293)	(.324)	(.378)	(.398)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.431)	(.504)	(.358)	(.446)	(.423)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.06	$ 10.28	$ 10.07
Total Return A,B	6.36%	4.54%	11.26%	7.01%	2.17%
Ratios to Average Net Assets D,F
Expenses before reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%	1.52%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.50%	1.52%	1.53%	1.53%	1.54%
Net investment income (loss)	2.24%	2.82%	3.29%	4.44%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,515	$ 9,225	$ 13,017	$ 9,054	$ 9,645
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) C	.246	.308	.354	.425	.413
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.680	.495	1.132	.657	.224
Distributions from net investment income	(.255)	(.294)	(.328)	(.379)	(.399)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.430)	(.505)	(.362)	(.447)	(.424)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A,B	6.34%	4.65%	11.20%	7.02%	2.18%
Ratios to Average Net Assets D,F
Expenses before reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51%	1.51%	1.50%	1.52%	1.53%
Expenses net of all reductions	1.51%	1.51%	1.50%	1.52%	1.53%
Net investment income (loss)	2.23%	2.83%	3.32%	4.45%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 102,385	$ 63,867	$ 91,439	$ 55,958	$ 28,786
Portfolio turnover rate E	155%	168% G	130%	104% G	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 11.05	$ 10.28	$ 10.07	$ 10.27
Income from Investment Operations
Net investment income (loss) B	.363	.423	.466	.527	.524
Net realized and unrealized gain (loss)	.434	.187	.778	.232	(.189)
Total from investment operations	.797	.610	1.244	.759	.335
Distributions from net investment income	(.372)	(.409)	(.440)	(.481)	(.510)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.547)	(.620)	(.474)	(.549)	(.535)
Net asset value, end of period	$ 11.29	$ 11.04	$ 11.05	$ 10.28	$ 10.07
Total Return A	7.48%	5.76%	12.37%	8.17%	3.29%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.29%	3.89%	4.37%	5.52%	5.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,963,154	$ 11,418,458	$ 11,342,385	$ 10,863,828	$ 9,976,432
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.02	$ 11.04	$ 10.26	$ 10.06	$ 10.26
Income from Investment Operations
Net investment income (loss) B	.353	.413	.458	.518	.516
Net realized and unrealized gain (loss)	.435	.178	.788	.224	(.186)
Total from investment operations	.788	.591	1.246	.742	.330
Distributions from net investment income	(.363)	(.400)	(.432)	(.474)	(.505)
Distributions from net realized gain	(.175)	(.211)	(.034)	(.068)	(.025)
Total distributions	(.538)	(.611)	(.466)	(.542)	(.530)
Net asset value, end of period	$ 11.27	$ 11.02	$ 11.04	$ 10.26	$ 10.06
Total Return A	7.40%	5.58%	12.41%	7.99%	3.24%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.54%	.52%	.53%	.51%
Expenses net of fee waivers, if any	.53%	.54%	.52%	.53%	.51%
Expenses net of all reductions	.53%	.54%	.52%	.53%	.51%
Net investment income (loss)	3.20%	3.80%	4.30%	5.45%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 596,238	$ 531,451	$ 509,388	$ 884,991	$ 947,791
Portfolio turnover rate D	155%	168% F	130%	104% F	122%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2012

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. The Fund offered Class F shares during the period June 26, 2009 through September 30, 2010, and all outstanding shares were redeemed by September 30, 2010. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to

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3. Significant Accounting Policies - continued

Security Valuation - continued

interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2012 for the Fund's investments, is included at the end of Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency Translation - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of August 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax puposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 827,319,537
Gross unrealized depreciation	(39,157,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 788,161,807

Tax Cost	$ 15,030,425,674

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 210,788,981
Undistributed long-term capital gain	$ 166,517,877
Net unrealized appreciation (depreciation)	$ 786,989,036

The tax character of distributions paid was as follows:

	August 31, 2012	August 31, 2011
Ordinary Income	$ 543,254,351	$ 677,298,053
Long-term Capital Gains	149,329,837	52,615,628
Total	$ 692,584,188	$ 729,913,681

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount however; delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

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Notes to Financial Statements - continued

4. Operating Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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5. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap transactions, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as shown in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (11,493,058)	$ 11,282,704
Interest Rate Risk
Swap Agreements	1,761,487	(1,769,220)
Totals (a)	$ (9,731,571)	$ 9,513,484

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are included in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation and

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5. Derivative Instruments - continued

Credit Default Swaps - continued

will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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Notes to Financial Statements - continued

5. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

6. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,996,511,940 and $2,592,413,794, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,647,419	$ 20,730
Class T	-%	.25%	134,313	223
Class B	.65%	.25%	92,292	66,655
Class C	.75%	.25%	807,280	171,025
			$ 3,681,304	$ 258,633

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7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 85,483
Class T	18,805
Class B*	14,610
Class C*	8,346
$ 127,244

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bonds's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,273,039.22
Class T	92,686.17
Class B	25,536.25
Class C	130,350.16
Total Bond	12,617,115.10
Institutional Class	987,323.18
	$ 16,126,049

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Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39,944 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Total security lending income during the period amounted to $210,848.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,816.

Annual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2012	2011 A
From net investment income
Class A	$ 33,174,378	$ 35,129,345
Class T	1,623,184	1,855,789
Class B	234,459	296,985
Class C	1,815,511	2,026,950
Total Bond	422,085,321	427,026,328
Class F	-	129,141
Institutional Class	17,680,541	18,932,900
Total	$ 476,613,394	$ 485,397,438
From net realized gain
Class A	$ 20,453,255	$ 17,070,006
Class T	936,741	1,197,314
Class B	146,504	247,157
Class C	1,103,220	1,677,741
Total Bond	184,845,293	214,891,467
Class F	-	-
Institutional Class	8,485,781	9,432,558
Total	$ 215,970,794	$ 244,516,243

A All Class F shares were redeemed on September 30, 2010.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class A
Shares sold	55,687,021	70,407,747	$ 616,317,251	$ 764,123,344
Reinvestment of distributions	4,615,320	4,687,391	50,468,160	50,970,385
Shares redeemed	(114,257,352)	(36,997,892)	(1,261,967,797)	(404,102,564)
Net increase (decrease)	(53,955,011)	38,097,246	$ (595,182,386)	$ 410,991,165
Class T
Shares sold	3,204,699	5,910,533	$ 35,225,108	$ 64,536,331
Reinvestment of distributions	211,056	246,104	2,311,967	2,672,918
Shares redeemed	(3,591,541)	(7,131,049)	(39,283,078)	(77,181,315)
Net increase (decrease)	(175,786)	(974,412)	$ (1,746,003)	$ (9,972,066)

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Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2012	2011 A	2012	2011 A
Class B
Shares sold	412,177	164,162	$ 4,548,077	$ 1,801,729
Reinvestment of distributions	27,801	41,104	304,772	447,251
Shares redeemed	(255,876)	(547,045)	(2,827,300)	(5,927,269)
Net increase (decrease)	184,102	(341,779)	$ 2,025,549	$ (3,678,289)
Class C
Shares sold	4,840,132	2,834,490	$ 53,492,696	$ 30,988,336
Reinvestment of distributions	232,155	299,725	2,545,589	3,259,076
Shares redeemed	(1,789,177)	(5,620,712)	(19,700,005)	(60,917,944)
Net increase (decrease)	3,283,110	(2,486,497)	$ 36,338,280	$ (26,670,532)
Total Bond
Shares sold	465,601,300	384,874,413	$ 5,136,671,142	$ 4,191,107,190
Reinvestment of distributions	52,638,341	56,207,634	578,033,531	611,374,414
Shares redeemed	(315,889,184)	(432,717,356)	(3,486,452,105)	(4,723,560,620)
Net increase (decrease)	202,350,457	8,364,691	$ 2,228,252,568	$ 78,920,984
Class F
Shares sold	-	320,292	$ -	$ 3,532,515
Reinvestment of distributions	-	11,655	-	129,141
Shares redeemed	-	(5,214,738)	-	(57,498,547)
Net increase (decrease)	-	(4,882,791)	$ -	$ (53,836,891)
Institutional Class
Shares sold	20,638,230	9,397,783	$ 227,773,701	$ 102,168,317
Reinvestment of distributions	2,315,493	2,572,592	25,373,096	27,946,248
Shares redeemed	(18,279,211)	(9,899,063)	(200,569,053)	(108,418,652)
Net increase (decrease)	4,674,512	2,071,312	$ 52,577,744	$ 21,695,913

A All Class F shares were redeemed on September 30, 2010.

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

14. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, brokers and agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 207 funds advised by FMR or an affiliate. Mr. Curvey oversees 435 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (54)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Charles S. Morrison (51)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (48)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay on October 15, 2012, to shareholders of record at the opening of business on October 12, 2012, a distribution of $0.281 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2012, $199,670,838, or, if subsequently determined to be different, the net capital gain of such year.

A total of 13.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $293,489,978 of distributions paid during the period January 1, 2012 to August 31, 2012 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Investments
Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TBD-UANN-1012
1.789712.109

Item 2. Code of Ethics

As of the end of the period, August 31, 2012, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") for the fiscal year ended August 31, 2012, the one month period ended August 31, 2011 and for the fiscal year ended July 31, 2011 for services rendered to Fidelity Government Income Fund and Fidelity Intermediate Government Income Fund (the "Funds"):

Services Billed by PwC

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$80,000	$-	$5,400	$3,800
Fidelity Intermediate Government Income Fund	$74,000	$-	$4,800	$2,000

August 31, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$43,000	$-	$2,800	$300
Fidelity Intermediate Government Income Fund	$42,000	$-	$2,800	$200

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$77,000	$-	$3,300	$4,500
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,300	$2,400

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2012A	August 31, 2011A,B	July 31, 2011A
Audit-Related Fees	$4,450,000	$-	$1,860,000
Tax Fees	$-	$-	$-
All Other Fees	$-	$-	$365,000

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the fiscal year ended August 31, 2012, the one month period ended August 31, 2011 and for the fiscal year ended July 31, 2011 are as follows:

Billed By	August 31, 2012 A	August 31, 2011 A,B	July 31, 2011 A
PwC	$5,665,000	$6,100	$4,105,000

A Amounts may reflect rounding.

B For the one month period ended August 31, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended August 31, 2012, August 31, 2011 and July 31, 2011, relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 26, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 26, 2012